UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of Agent for Service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2007

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Ultra ProShares

Ultra MarketCap

ULTRA ®

ULTRA Dow30SM

ULTRA S&P500®

ULTRA MidCap400

ULTRA SmallCap600

ULTRA Russell2000

Ultra Style

  ULTRA Russell1000 Value
  ULTRA Russell1000 Growth
  ULTRA Russell MidCap Value
  ULTRA Russell MidCap Growth
  ULTRA Russell2000 Value
  ULTRA Russell2000 Growth

Ultra Sector

  ULTRA Basic Materials
  ULTRA Consumer Goods
  ULTRA Consumer Services
  ULTRA Financials
  ULTRA Health Care
  ULTRA Industrials
  ULTRA Oil & Gas
  ULTRA Real Estate
  ULTRA Semiconductors
  ULTRA Technology
  ULTRA Utilities

Short ProShares

Short/UltraShort MarketCap

  SHORT ®
  SHORT Dow30SM
  SHORT S&P500®
  SHORT MidCap400
  SHORT SmallCap600
  SHORT Russell2000
  ULTRASHORT ®
  ULTRASHORT Dow30SM
  ULTRASHORT S&P500®
  ULTRASHORT MidCap400
  ULTRASHORT SmallCap600
  ULTRASHORT Russell2000

UltraShort Style

  ULTRASHORT Russell1000 Value
  ULTRASHORT Russell1000 Growth
  ULTRASHORT Russell MidCap Value
  ULTRASHORT Russell MidCap Growth
  ULTRASHORT Russell2000 Value
  ULTRASHORT Russell2000 Growth

UltraShort Sector

  ULTRASHORT Basic Materials
  ULTRASHORT Consumer Goods
  ULTRASHORT Consumer Services
  ULTRASHORT Financials
  ULTRASHORT Health Care
  ULTRASHORT Industrials
  ULTRASHORT Oil & Gas
  ULTRASHORT Real Estate
  ULTRASHORT Semiconductors
  ULTRASHORT Technology
  ULTRASHORT Utilities

Annual Report
ProShares Trust

MAY 31, 2007

Table of Contents

1	Shareholders Letter

2	Management Discussion of Fund Performance

58	Expense Examples

63	Premium and Discount Information

Schedule of Portfolio Investments

67	ULTRA QQQ®
70	ULTRA Dow30SM
72	ULTRA S&P500®
80	ULTRA MidCap400
86	ULTRA SmallCap600
94	ULTRA Russell2000
119	ULTRA Russell1000 Value
128	ULTRA Russell1000 Growth
138	ULTRA Russell MidCap Value
145	ULTRA Russell MidCap Growth
153	ULTRA Russell2000 Value
170	ULTRA Russell2000 Growth
187	ULTRA Basic Materials
189	ULTRA Consumer Goods
193	ULTRA Consumer Services
198	ULTRA Financials
203	ULTRA Health Care
206	ULTRA Industrials
211	ULTRA Oil & Gas
213	ULTRA Real Estate
215	ULTRA Semiconductors
217	ULTRA Technology
221	ULTRA Utilities
223	SHORT QQQ®
224	SHORT Dow30SM
225	SHORT S&P500®
226	SHORT MidCap400
227	SHORT SmallCap600
228	SHORT Russell2000
229	ULTRASHORT QQQ®
230	ULTRASHORT Dow30SM
231	ULTRASHORT S&P500®
232	ULTRASHORT MidCap400
233	ULTRASHORT SmallCap600
234	ULTRASHORT Russell2000
235	ULTRASHORT Russell1000 Value
236	ULTRASHORT Russell1000 Growth
237	ULTRASHORT Russell MidCap Value
238	ULTRASHORT Russell MidCap Growth
239	ULTRASHORT Russell2000 Value
240	ULTRASHORT Russell2000 Growth
241	ULTRASHORT Basic Materials
242	ULTRASHORT Consumer Goods
243	ULTRASHORT Consumer Services
244	ULTRASHORT Financials
245	ULTRASHORT Health Care
246	ULTRASHORT Industrials
247	ULTRASHORT Oil & Gas
248	ULTRASHORT Real Estate
249	ULTRASHORT Semiconductors
250	ULTRASHORT Technology
251	ULTRASHORT Utilities

252	Statements of Assets and Liabilities

261	Statements of Operations

270	Statements of Changes in Net Assets

279	Financial Highlights

289	Notes to Financial Statements

304	Report of Independent Registered Public Accounting Firm

305	Board Approval of Investment Advisory Agreement

307	Proxy Voting & Quarterly Portfolio Holdings Information

308	Trustees and Officers of ProShares Trust

Dear Shareholder,

A little more than a year ago, the very first ProShares ETFs commenced operation. So far this year, ProShares is the fastest growing ETF family in the country, based on the percentage increase in invested assets.* Now, at this writing, we have launched 52 ETFs representing more than $6 billion in assets under management.

Everyone at ProShares joins me in thanking you for your exceptional response to these innovative funds. Our rapid growth indicates to us that investors value the ability to execute sophisticated investment strategies that weren’t easily implemented before the launch of ProShares.

In particular, our Short ProShares – the only ETFs designed to go up when markets go down – gained considerable attention during the stock market’s second-quarter rally, as they allow investors to hedge accumulated gains or to potentially profit from market dips. For many investors, Short ProShares offer a simple way to access short exposure to the markets.

And since the beginning of the year, we have offered investors built-in short or magnified exposure to more of the indexes they use, like sector and styles. When investors anticipate market strength, ProShares’ 23 Ultra ProShares offer an attractive strategy, as these ETFs are designed to double the daily performance of the indexes underlying their benchmarks (before fees and expenses). When investors anticipate market retrenchment, Short ProShares are designed to provide short exposure by moving in the opposite direction of the indexes underlying their benchmarks each day.

We look at ProShares as the start of a whole new chapter in the development of ETFs. Looking ahead, we pledge to continue writing new chapters so that investors will have access to an ever broader range of strategies for use in the pursuit of their investment objectives.

Sincerely,

Michael L. Sapir
Chief Executive Officer
ProShare Advisors LLC

*Source: Bloomberg, May 25, 2007.

Carefully consider the investment objectives, risks, and charges and expenses of ProShares before investing. This and other information can be found in their prospectuses. Read the prospectus carefully before investing. Please seek advice, as well as ProShares prospectuses from your financial advisor or broker dealer representative.

Investing involves risk, including possible loss of principal. ProShares entail certain risks, including, in all or some cases, aggressive investment technique, inverse and imperfect correlation, leverage, market price variance, and short sale risks, all of which can increase volatility and decrease performance. In addition, ProShares are not diversified investments, and narrowly focused investments typically exhibit higher volatility and may be more susceptible to single issuers risk than a more diversified fund.

ProShares are distributed by SEI Investments Distribution Co., which is not affiliated with the advisor or any other affiliate.

ProShares Trust
Management Discussion of Fund Performance

May 31, 2007 (unaudited)

Investment Strategies and Techniques:

ProShare Advisors LLC (“PSA”) uses a quantitative approach in seeking to achieve the daily investment objectives of each ProShare. Using this approach, PSA determines the type, quantity and mix of investment positions that a ProShare should hold to simulate the performance of its daily benchmark.(1)

ProShares seek to provide daily correlation with their benchmarks consistent with their investment objectives. PSA employs a management strategy wherein it strives to consistently pursue the investment objective of each ProShare. Accordingly, the ProShares do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProShare during the year:(2)

•      Benchmark Performance: The performance of the index underlying each ProShare’s benchmark is a principal factor driving fund performance(3). Please see below for a discussion of market conditions which affected the performance of the ProShares and their various benchmark indexes and securities.

•      Leverage and Correlation: Each ProShare is benchmarked to a positive or negative multiple of an index’s daily return. The performance of each ProShare that has a daily investment objective that is greater than 100% (i.e., are leveraged) of the daily performance of an index (Ultra S&P500, Ultra QQQ, Ultra Dow30, Ultra MidCap400, Ultra SmallCap600, Ultra Russell2000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Value, Ultra Russell2000 Growth, Ultra Basic Materials, Ultra Consumer Goods, Ultra Consumer Services, Ultra Financials, Ultra Health Care, Ultra Industrials, Ultra Oil & Gas, Ultra Real Estate, Ultra Semiconductors, Ultra Technology, Ultra Utilities) was impacted proportionately more by the daily performance of an index. ProShares that are designed to have an inverse (negative) daily correlation to the index (Short S&P500, Short QQQ, Short Dow30, Short MidCap400, UltraShort S&P500, UltraShort QQQ, UltraShort Dow30, UltraShort MidCap400, Short SmallCap600, Short Russell2000, UltraShort SmallCap600, UltraShort Russell2000, UltraShort Russell1000 Value, UltraShort Russell1000 Growth, UltraShort Russell MidCap Value, UltraShort Russell MidCap Growth, UltraShort Russell2000 Value, UltraShort Russell2000 Growth, UltraShort Basic Materials, UltraShort Consumer Goods, UltraShort Consumer Services, UltraShort Financials, UltraShort Health Care, UltraShort Industrials, UltraShort Oil & Gas, UltraShort Real Estate, UltraShort Semiconductors, UltraShort Technology, UltraShort Utilities) were inversely impacted by the daily performance of the underlying index and, in turn, by the factors and market conditions affecting that index on a daily basis. Certain of these inverse funds are also leveraged (UltraShort S&P500, UltraShort QQQ, UltraShort Dow30, UltraShort MidCap400, UltraShort SmallCap600, UltraShort Russell2000, UltraShort Russell1000 Value, UltraShort Russell1000 Growth, UltraShort Russell MidCap Value, UltraShort Russell MidCap Growth, UltraShort Russell2000 Value, UltraShort Russell2000 Growth, UltraShort Basic Materials, UltraShort Consumer Goods, UltraShort Consumer Services, UltraShort Financials, UltraShort Health Care, UltraShort Industrials, UltraShort Oil & Gas, UltraShort Real Estate, UltraShort Semiconductors, UltraShort Technology, UltraShort Utilities.) For these funds, the inverse impact discussed above was amplified.

•      Compounding of Daily Returns (Leveraged and Inverse ProShares): PSA attempts to rebalance each fund’s exposure on a daily basis to the target ratio implicit in the stated investment objective of each ProShare. For example, the target leverage ratios for ProShares Ultra QQQ, Short QQQ and UltraShort QQQ are +2x, –1x, and –2x, respectively. The impact of daily rebalancings of leverage over periods greater than one day is illustrated in the following hypothetical example:

•      Assume the benchmark index is up 1.00% on day one, and down 1.00% on day two, for a cumulative two-day return of –0.01%. For purposes of illustration, expenses are ignored. Assume $100.00 is invested in a hypothetical fund that seeks to return 200% of the daily performance of the Index. On day one, the value of the investment should increase $2.00 to $102.00. On day two, the value of the investment should decrease –$2.04 (–2.00% of $102.00) to $99.96. This strategy results in a –.04% cumulative two-day return. Note that while this strategy does provide 200% of the return of the index on each particular day, it cannot be counted on to return 200% of the index’s cumulative two-day return.

•     Because of the effect of compounding, the hypothetical investment declines over the two-day period considerably more than twice the cumulative return of the index. This example illustrates that an investment strategy using leverage that is rebalanced daily can result in underperformance relative to other investment strategies. In general, in trendless or flat markets it is expected that the Fund will underperform the multiple of the return of the index for periods greater than one day. In other scenarios, use of leverage that is rebalanced daily can result in overperformance relative to other investment strategies.

•     Cost of Leverage: The performance of ProShares with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse ProShares generally benefited from financing-related factors associated with the use of leveraged investment techniques.

•     Equity Dividends: The performance of ProShares with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend associated with the benchmark index. Inverse ProShares were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or associated with the benchmark index.

•     Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each ProShare and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder creation and redemption activity and use of leverage lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each ProShare. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for ProShares with higher turnover and for ProShares that are benchmarked to indexes that are comparatively less liquid than other ProShares’ benchmark indexes.

(1)   A benchmark can be any objective standard of investment performance that a fund uses to measure its return, such as a multiple of the return of a stock index. For example, Ultra QQQ ProShares has a benchmark of 200% the daily return of the NASDAQ-100 Index®.

(2)   Past performance does not guarantee future results.

(3)   Unlike ProShares, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProShares negatively impact the performance of the ProShares. Performance for each ProShare will differ from the underlying index performance.

Market Conditions Affecting Benchmark and Fund Performance – All ProShares Trust Funds

General Factors Affecting Benchmark and Fund Performance:

The 52 ProShares exchange-traded funds were launched on five different dates throughout the period for which this annual report covers. Below we review general economic and market events for the entire period from the inception of the first funds on June 19, 2006, through the end of the period, May 31, 2007. In addition, we review the index performances for the periods commencing with the funds’ inception dates.

Economy

For the entire period of this report, June 19, 2006, through May 31, 2007, the U.S. equity market performed very well, as most of the broader indexes posted returns from 20-30%. The S&P 500 index was extremely consistent over this near-one year period—the index recorded positive returns each month with the exception of February. This broad measure of the U.S. stock market was up 25.7% for the entire period.

Not only was the U.S. equity market consistently strong from month-to-month, but it was also consistent across subsets of the broader market. Large cap, mid cap, and small cap indices all performed well, with no segment of the capitalization spectrum leading or lagging the others by considerable margins. Similarly, the breakdown of the broader market into “value” and “growth” stocks shows that both categories did very well, with value indices performing only slightly better than their counterpart growth indices. Remarkably, the twelve broad market and style indices used as benchmarks for 30 different ProShares (i.e., all ProShares except the sector funds) all had returns for the period within the narrow range from 23.1% to 30.1%.

The U.S. economy was surprisingly resilient over the period. Gross Domestic Product (“GDP”) growth was solid, if not spectacular, for the first half of the period, suggesting that the economy was growing at a rate of over 2% per year. The unemployment rate remained under 5%, which is low by historical standards. Corporate profit growth slowed to single digit rates by the end of the period.

Investor concerns about high energy costs continued to persist. Crude Oil prices, a primary measure of energy costs, remained at historically high levels, with the near contract for West Texas Intermediate averaging over $63 per barrel, and ending the period near $69.

Concerns about softening housing prices and problems with the sub-prime mortgage market also weighed on the economy. Many sub-prime lenders went out of business as borrowers began to default in higher numbers. Adjustable rate mortgages resetting to higher rates, along with falling housing values, and loose lending standards, were cited as reasons. Investors continue to evaluate the impact this may have on the rest of the mortgage and housing markets as credit tightens.

Early in the period, market consensus (as observed in the pricing of Fed Funds futures contracts) anticipated that the Federal Open Market Committee (FOMC) would soon reverse direction and begin to lower short-term interest rates. The economy softened later in the period, as evidenced by first quarter 2007 GDP growth slowing to a 0.7% annualized rate. However, core inflation did not weaken sufficiently, and the FOMC chose to keep the Fed Funds rate unchanged at 5.25% at each of their seven meetings from August through the end of the period. By the end of the period, market consensus had shifted such as to no longer expect a Fed rate reduction in 2007.

Index performance

Each of the original eight ProShares, launched on June 19, 2006, is benchmarked to one of the following indices: NASDAQ-100, Dow Jones Industrial Average, S&P 500, and the S&P MidCap 400. For the period June 19, 2006, to May 31, 2007, these indices returned 25.1%, 27.3%, 25.7%, and 27.3%, respectively. The second launch, on July 11, 2006, introduced four additional ProShares, all benchmarked to the same four indices. For the period July 11, 2006 to May 31, 2007, the returns for the same indices were 26.4%, 25.0%, 22.3%, and 22.7%, respectively.

The third fund launch, on January 23, 2007, introduced six small cap funds, each benchmarked to either the S&P SmallCap 600 or the Russell 2000 indices. For the period January 23, 2007 to May 31, 2007, these two indices returned 10.3% and 8.3%, respectively.

One week later, ProShares launched 22 sector funds, each benchmarked to one of eleven Dow Jones U.S. sector indices. For the period from January 30, 2007, to May 31, 2007, these indices had the following returns: Basic Materials, 16.0%; Consumer Goods, 6.0%; Consumer Services, 3.7%; Financials, 2.8%; Health Care, 6.9%; Industrials, 12.9%; Oil & Gas, 18.3%; Real Estate, –4.3%; Semiconductors, 7.6%; Technology, 7.0%; and Utilities, 15.2%.

Then, on February 20, 2007, ProShares introduced twelve style funds, each benchmarked to one of six Russell style indices. For the period February 20, 2007, to May 31, 2007, these indices had the following returns: Russell 1000 Growth, 5.2%; Russell 1000 Value, 5.3%; Russell MidCap Growth, 5.6%; Russell MidCap Value, 4.6%; Russell 2000 Value, 1.8%; and Russell 2000 Growth, 4.1%.

ProShare Advisors does not invest the assets of the ProShares based on its view of the investment merit of a particular security, instrument or company. In addition, ProShare Advisors does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

Ultra QQQ®

The Ultra QQQ ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ Index-100 Index®. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on June 19, 2006, to May 31, 2007, the Fund had a total return of 43.94%(1), compared to a total return of 25.06%(2) for the index. For the period, the Fund had an average daily volume of 633,796 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Apple Inc (+112.52%), Microsoft Corp (+37.89%), and Cisco Systems Inc (+35.82%), while the bottom three performers in this group were Starbucks Corp (–19.88%), Amgen Inc (–14.33%), and Qualcomm Inc (+0.24%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (6/19/06)
Ultra QQQ Fund	43.94%
Nasdaq-100 Index	25.06%

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra QQQ Fund from June 19, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	106%
Futures Contracts	8%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.7%
Microsoft Corp.	5.5%
Qualcomm, Inc.	4.5%
Google, Inc., Class A	3.7%
Cisco Systems, Inc.	3.1%

Nasdaq-100 Index – Composition

% of Index
Technology	41.4%
Communications	29.7%
Consumer, Non-cyclical	15.1%
Consumer, Cyclical	10.5%
Industrial	2.7%
Basic Materials	0.3%
Energy	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Dow30SM

The Ultra Dow30 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on June 19, 2006, to May 31, 2007, the Fund had a total return of 50.99%(1), compared to a total return of 27.29%(2) for the index. For the period, the Fund had an average daily volume of 98,954 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Exxon Mobil Corp (+47.49%), International Business Machines Corp (+39.20%), and Altria Group Inc (+36.93%), while the bottom three performers in this group were Johnson and Johnson (+5.62%), 3M Company (+13.43%), and Caterpillar Inc (+14.38%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (6/19/06)
Ultra Dow30 Fund	50.99%
Dow Jones Industrial Average	27.29%

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Dow30 Fund from June 19, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	106%
Futures Contracts	7%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.5%
Boeing Co.	5.2%
3M Co.	4.5%
Exxon Mobil Corp.	4.3%
Caterpillar, Inc.	4.1%

Dow Jones U.S. Industrials Average
Index – Composition

% of Index
Industrial	25.9%
Consumer, Non-cyclical	19.7%
Financial	14.5%
Technology	12.2%
Consumer, Cyclical	10.0%
Communications	7.1%
Basic Materials	5.6%
Energy	5.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra S&P500®

The Ultra S&P500 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on June 19, 2006, to May 31, 2007, the Fund had a total return of 47.17%(1), compared to a total return of 25.66%(2) for the index. For the period, the Fund had an average daily volume of 159,841 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Exxon Mobil Corp (+47.49%), Microsoft Corp (+37.89%), and Altria Group Inc (+36.93%), while the bottom three performers in this group were Johnson and Johnson (+5.62%), Bank of America Corp (+12.30%), and General Electric (+14.84%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (6/19/06)
Ultra S&P500	47.17%
S&P 500 Index	25.66%

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra S&P500 Fund from June 19, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	106%
Futures Contracts	7%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.0%
General Electric Co.	2.5%
Citigroup, Inc.	1.7%
Microsoft Corp.	1.7%
AT&T, Inc.	1.6%

S&P 500 Index – Composition

% of Index
Financial	21.2%
Consumer, Non-cyclical	19.7%
Communications	11.5%
Industrial	11.3%
Technology	10.9%
Energy	10.5%
Consumer, Cyclical	8.3%
Utilities	3.6%
Basic Materials	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra MidCap400

The Ultra MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on June 19, 2006, to May 31, 2007, the Fund had a total return of 49.76%(1), compared to a total return of 27.27%(2) for the index. For the period, the Fund had an average daily volume of 64,473 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Precision Castparts Corp (+119.65%), Noble Energy Inc (+71.80%), and Microchip Technology Inc (+29.91%), while the bottom two performers in this group were Lam Research Corp (+20.34%) and Expeditors International Washington
(–11.44%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (6/19/06)
Ultra MidCap400 Fund	49.76%
S&P MidCap 400 Index	27.27%

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MidCap400 Fund from June 19, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	107%
Futures Contracts	7%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Noble Energy, Inc.	0.8%
Expeditors International Washington, Inc.	0.7%
Microchip Technology, Inc.	0.6%
Southwestern Energy Co.	0.6%
Cameron International Corp.	0.6%

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-cyclical	17.7%
Industrial	17.1%
Financial	15.3%
Consumer, Cyclical	14.1%
Energy	9.6%
Technology	9.4%
Utilities	6.3%
Communications	5.3%
Basic Materials	4.7%
Diversified	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra SmallCap600

The Ultra SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P SmallCap 600 Index®. The S&P SmallCap 600 Index measures the performance of publicly traded securities in the small-capitalization sector of the United States equity market. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The component stocks in the Index have a market capitalization between $300 million and $1 billion (which may fluctuate depending on the overall level of the equity markets), and are selected for liquidity and industry group representation.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 23, 2007, to May 31, 2007, the Fund had a total return of 18.03%(1), compared to a total return of 10.31%(2) for the index. For the period, the Fund had an average daily volume of 7,419 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Manitowoc Co Inc (+30.57%), Energen Corp (+28.40%), and Helix Energy Solutions Group Inc (+25.43%), while the bottom three performers in this group were Essex Property Trust Inc (–7.35%), Trimble Navigation Ltd (+9.74%), and Cabot Oil & Gas Corp (+24.64%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	111%
Futures Contracts	—
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Manitowoc Co., Inc. (The)	0.7%
Energen Corp.	0.6%
Cabot Oil & Gas Co.	0.5%
Southern Union Co.	0.5%
Cleveland-Cliffs, Inc.	0.5%

S&P SmallCap 600 Index – Composition

% of Index
Industrial	21.2%
Consumer, Non-cyclical	18.3%
Consumer, Cyclical	16.8%
Financial	15.4%
Technology	8.7%
Energy	6.2%
Utilities	5.1%
Basic Materials	4.6%
Communications	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell2000

The Ultra Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 23, 2007, to May 31, 2007, the Fund had a total return of 13.96%(1), compared to a total return of 8.31%(2) for the index. For the period, the Fund had an average daily volume of 67,397 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Big Lots Inc (+22.47%), Phillips Van Heusen Corp (+14.35%), and Hologic Inc (7.30%), while the bottom three performers in this group were Jetblue Airways (–28.51%), Time Warner Telecom Inc (–8.89%), and Nationwide Health Properties Inc (–2.26%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	103%
Futures Contracts	8%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
aQuantive, Inc.	0.3%
AK Steel Holding Corp.	0.2%
Cleveland-Cliffs, Inc.	0.2%
Brocade Communications Systems, Inc.	0.2%
Varian Semiconductor Equipment Associates, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financial	20.1%
Consumer, Non-cyclical	19.3%
Consumer, Cyclical	14.6%
Industrial	14.3%
Communications	9.8%
Technology	9.4%
Energy	5.3%
Basic Materials	4.3%
Utilities	2.8%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell1000 Value

The Ultra Russell1000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 1000® Value Index. The Russell 1000 Value Index is a subset of the Russell 1000 Index. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell 1000 Index. The Index represents approximately 51% of the total market capitalization of the Russell 1000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of 8.51%(1), compared to a total return of 5.30%(2) for the index. For the period, the Fund had an average daily volume of 1,655 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Chevron Corp (+17.05%), AT&T Inc (+11.65%), and Exxon Mobil Corp (+11.58%), while the bottom three performers in this group were Bank of America Corp (–4.10%), Procter & Gamble Co (–1.51%), and JPMorgan Chase and Co (+1.09%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	109%
Futures Contracts	—
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	5.4%
Citigroup, Inc.	3.3%
AT&T, Inc.	3.1%
Bank of America Corp.	2.8%
Pfizer, Inc.	2.4%

Russell 1000 Value Index – Composition

% of Index
Financial	34.1%
Energy	14.9%
Consumer, Non-cyclical	14.8%
Communications	11.4%
Industrial	7.3%
Utilities	6.4%
Consumer, Cyclical	4.4%
Basic Materials	4.0%
Technology	2.6%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell1000 Growth

The Ultra Russell1000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 1000® Growth Index. The Russell 1000 Growth Index is a subset of the Russell 1000 Index. The Index is capitalization weighted, and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell 1000 Index. The Index represents approximately 49% of the total market capitalization of the Russell 1000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of 8.29%(1), compared to a total return of 5.20%(2) for the index. For the period, the Fund had an average daily volume of 1,449 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Altria Group Inc (+11.35%), International Business Machines Corp (+7.71%), and Microsoft Corp (+6.73%), while the bottom three performers in this group were Wal-Mart Stores Inc (–4.39%), Cisco Systems Inc (–2.68%), and Johnson and Johnson (–2.15%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	108%
Futures Contracts	—
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.1%
General Electric Co.	2.3%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	1.8%

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	24.7%
Technology	18.8%
Industrial	14.8%
Consumer, Cyclical	13.1%
Communications	11.9%
Financial	8.3%
Energy	4.4%
Basic Materials	2.6%
Utilities	1.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell MidCap Value

The Ultra Russell MidCap Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell MidCap® Value Index. The Russell MidCap Value Index measures the performance of the mid-capitalization value sector of the United States equity market. The Index represents approximately 52% of the total market capitalization of the Russell Midcap Index. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell Midcap Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of 7.13%(1), compared to a total return of 4.63%(2) for the index. For the period, the Fund had an average daily volume of 1,449 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Kroger Co (+14.67%), Entergy Corp (+13.61%), and Xerox Corp (+4.49%), while the bottom three performers in this group were Vornado Realty Trust (–9.58%), Prologis (–9.11%), and KeyCorp Capital VIII (–8.65%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	107%
Futures Contracts	—
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Entergy Corp.	1.0%
Freeport-McMoRan Copper & Gold, Inc.	0.9%
Kroger Co. (The)	0.9%
Edison International	0.8%
American Electric Power Co., Inc.	0.8%

Russell MidCap Value Index – Composition

% of Index
Financial	28.6%
Utilities	15.7%
Consumer, Non-cyclical	11.1%
Industrial	9.3%
Consumer, Cyclical	8.9%
Basic Materials	8.0%
Communications	7.3%
Energy	5.6%
Technology	5.2%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell MidCap Growth

The Ultra Russell MidCap Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell MidCap® Growth Index. The Russell MidCap Growth Index measures the performance of the mid-capitalization growth sector of the United States equity market. The Index represents approximately 48% of the total market capitalization of the Russell Midcap Index. The Index is a capitalization-weighted index and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell Midcap Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of 8.97%(1), compared to a total return of 5.55%(2) for the index. For the period, the Fund had an average daily volume of 586 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Celgene Corp (+14.55%), Allergan Inc (+10.35%), and Yum! Brands Inc (+9.69%), while the bottom three performers in this group were Harley Davidson Inc (–12.21%), Forest Laboratories Inc (–6.59%), and JC Penney Company Inc (–6.44%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	108%
Futures Contracts	—%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Celgene Corp.	0.9%
Amazon.Com, Inc.	0.8%
Coach, Inc.	0.8%
JC Penney Co., Inc.	0.7%
Allergan, Inc.	0.7%

Russell MidCap Growth Index – Composition

% of Index
Consumer, Non-cyclical	21.2%
Consumer, Cyclical	18.5%
Industrial	14.9%
Technology	14.8%
Financial	9.1%
Energy	8.7%
Communications	8.4%
Basic Materials	3.0%
Utilities	1.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell2000 Value

The Ultra Russell2000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Value Index. The Russell 2000 Value Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization value sector of the United States equity market. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell 2000 Index. The Index represents approximately 50% of the total market capitalization of the Russell 2000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of 1.13%(1), compared to a total return of 1.77%(2) for the index. For the period, the Fund had an average daily volume of 3,836 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Big Lots Inc (+18.73%), Aptargroup Inc (+14.48%), and NBTY Inc (–1.32%), while the bottom three performers in this group were Nationwide Health Properties Inc (–8.29%), Lear Corp (–7.81%), and Alexandria Real Estate Equities Inc (–6.15%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements	106%
Futures Contracts	—
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Big Lots, Inc.	0.50%
Nationwide Health Properties, Inc. (REIT)	0.40%
Realty Income Corp. (REIT)	0.40%
Chaparral Steel Co.	0.40%
Lear Corp.	0.40%

Russell 2000 Value Index – Composition

% of Index
Financial	31.6%
Consumer, Cyclical	13.8%
Consumer, Non-cyclical	12.1%
Industrial	11.9%
Communications	8.0%
Technology	7.1%
Basic Materials	5.7%
Utilities	5.3%
Energy	4.3%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Russell2000 Growth

The Ultra Russell2000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Growth Index. The Russell 2000 Growth Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization growth sector of the United States equity market. The Index is a capitalization-weighted index and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000 Index. The Index represents approximately 50% of the total market capitalization of the Russell 2000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of 5.80%(1), compared to a total return of 4.09%(2) for the index. For the period, the Fund had an average daily volume of 9,078 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were AK Steel Holding Corp (+53.29%), General Cable Corp (+29.91%), and Sotheby’s (+22.35%), while the bottom three performers in this group were Time Warner Telecom Inc (–17.12%), Herman Miller Inc (–10.95%), and Hologic Inc (–5.34%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	108%
Futures Contracts	—
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
aQuantive, Inc	0.70%
AK Steel Holding Corp.	0.50%
BE Aerospace, Inc.	0.50%
CommScope, Inc.	0.50%
General Cable Corp.	0.40%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.9%
Industrial	16.8%
Consumer, Cyclical	15.3%
Technology	12.0%
Communications	11.8%
Financial	7.9%
Energy	6.2%
Basic Materials	2.8%
Utilities	0.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Basic Materials

The Ultra Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 30.40%(1), compared to a total return of 15.99%(2) for the index. For the period, the Fund had an average daily volume of 6,130 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were ALCOA Inc (+29.06%), Monsanto Co (+12.23%), and Weyerhaeuser Co (+11.24%), while the bottom three performers in this group were Newmont Mining Corp (–8.89%), Air Products and Chemicals Inc (+6.77%), and Nucor Corp (+6.96%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
El Du Pont de Nemours & Co.	7.9%
Dow Chemical Co. (The)	7.2%
Alcoa, Inc.	5.9%
Monsanto Co.	5.5%
Freeport-McMoRan Copper & Gold, Inc.	4.9%

Dow Jones U.S. Basic Material Index – Composition

% of Index
Chemicals	52.0%
Industrial Metals	23.5%
Mining	16.2%
Forestry and Paper	8.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Consumer Goods

The Ultra Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Consumer Goods Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called, the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 9.59%(1), compared to a total return of 6.00%(2) for the index. For the period, the Fund had an average daily volume of 935 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Archer Daniels Midland Co (+12.03%), Coca Cola Co (+11.64%), and Altria Group Inc (+9.33%), while the bottom three performers in this group were Harley Davidson Inc (–11.88%), Procter & Gamble Co (–1.07%), and Colgate Palmolive Co
(–0.15%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	12.6%
Altria Group, Inc.	9.3%
PepsiCo, Inc.	7.1%
Coca-Cola Co.	7.1%
Kraft Foods, Inc.	3.5%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Household Goods	23.5%
Beverages	21.1%
Food Producers	17.3%
Tobacco	12.8%
Personal Goods	12.7%
Automobiles and Parts	7.1%
Leisure Goods	5.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Consumer Services

The Ultra Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Consumer Services Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called, the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 4.80%(1), compared to a total return of 3.69%(2) for the index. For the period, the Fund had an average daily volume of 1,398 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were McDonalds Corp (+15.49%), Target Corporation (+3.71%), and Wal-Mart Stores Inc (+1.63%), while the bottom three performers in this group were Comcast Corp (–5.92%), News Corporation (–4.00%), and Home Depot Inc –2.68%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.4%
Time Warner, Inc.	3.7%
Home Depot, Inc.	3.5%
Walt Disney Co. (The)	3.0%
McDonald’s Corp.	2.6%

Dow Jones U.S. Consumer Services
Index – Composition

% of Index
General Retailers	39.5%
Media	30.2%
Travel and Leisure	17.7%
Food and Drug Retailers	12.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Financials

The Ultra Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Financials Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 2.71%(1), compared to a total return of 2.79%(2) for the index. For the period, the Fund had an average daily volume of 3,597 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were American Express Co (+12.32%), Goldman Sachs Group Inc (+10.73%), and American International Group Inc (+6.57%), while the bottom three performers in this group were Wachovia Corp (–1.30%), Bank of America Corp (–0.55%), and Merrill Lynch & Co Inc (+0.72%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	6.9%
Bank of America Corp.	5.8%
JPMorgan Chase & Co.	4.6%
American International Group, Inc.	4.2%
Wells Fargo & Co.	2.9%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	41.1%
General Financial	25.7%
Nonlife Insurance	16.2%
Real Estate	11.2%
Life Insurance	5.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Health Care

The Ultra Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Health Care Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 11.40%(1), compared to a total return of 6.85%(2) for the index. For the period, the Fund had an average daily volume of 2,204 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Wyeth (+18.33%), Merck & Co Inc (+17.80%), and Eli Lilly and Company (+12.86%), while the bottom three performers in this group were Amgen Inc (–19.91%), Johnson and Johnson (–3.52%), and Medtronic Inc (+0.32%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pfizer, Inc.	9.1%
Johnson & Johnson	8.6%
Merck & Co., Inc.	5.3%
Abbott Laboratories	4.0%
Wyeth	3.6%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	64.1%
Health Care Equipment and Services	35.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Industrials

The Ultra Industrial ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Industrials Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 24.17%(1), compared to a total return of 12.88%(2) for the index. For the period, the Fund had an average daily volume of 2,495 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Honeywell International Inc (+29.52%), Caterpillar Inc (+25.51%), and 3M Company (+19.15%), while the bottom three performers in this group were United Parcel Service Inc (+0.15%), Lockheed Martin Corp (+2.66%), and General Electric (+5.13%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric, Co.	16.1%
Boeing Co.	3.0%
Tyco International Ltd.	2.8%
United Technologies Corp.	2.7%
3M Co.	2.5%

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	31.8%
Aerospace and Defense	15.0%
Support Services	14.2%
Industrial Transportation	11.7%
Industrial Engineering	11.3%
Electronic & Electrical Equipment	9.4%
Construction and Materials	6.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Oil & Gas

The Ultra Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Oil & Gas Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 35.63%(1), compared to a total return of 18.30%(2) for the index. For the period, the Fund had an average daily volume of 11,923 and an average daily statistical correlation of over 0.99 to twice the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Marathon Oil Corp (+39.85%), Valero Energy Corp (+39.10%), and Halliburton Co (+23.22%), while the bottom three performers in this group were Devon Energy Corp (+9.65%), Apache Corp (+11.25%), and Exxon Mobil Corp (+12.78%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	25.6%
Chevron Corp.	9.7%
ConocoPhillips	6.4%
Schlumberger Ltd.	5.0%
Occidental Petroleum Corp.	2.5%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74.3%
Oil Equipment, Services and Distribution	25.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Real Estate

The Ultra Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –11.69%(1), compared to a total return of –4.32%(2) for the index. For the period, the Fund had an average daily volume of 8,395 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Prologis (+1.45%), Host Hotels & Resorts Inc (–0.33%), and Archstone-Smith Trust (–1.26%), while the bottom three performers in this group were Public Storage (–16.38%), Equity Residential –8.01%), and Boston Properties Inc (–6.01%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	111%
Futures Contracts	—
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.5%
Vornado Realty Trust	3.9%
Prologis	3.7%
Equity Residential	3.4%
Boston Properties, Inc.	3.1%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Semiconductors

The Ultra Semiconductors ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Semiconductors Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 12.14%(1), compared to a total return of 7.57%(2) for the index. For the period, the Fund had an average daily volume of 7,922 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Texas Instruments Inc (+14.92%), NVIDIA Corporation (+12.71%), and KLA-Tencor Corp (+12.44%), while the bottom three performers in this group were Micron Technology Inc (–6.24%), Broadcom Corporation (–2.77%), and Maxim Integrated Products Inc (–0.06%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	25.5%
Texas Instruments, Inc.	10.4%
Applied Materials, Inc.	5.2%
Broadcom Corp., Class A	2.9%
Nvidia Corp.	2.4%

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Technology

The Ultra Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 11.47%(1), compared to a total return of 7.03%(2) for the index. For the period, the Fund had an average daily volume of 4,745 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Apple Inc (+42.09%), Qualcomm Inc (+16.27%), and Oracle Corporation (+12.94%), while the bottom three performers in this group were Google Inc (+0.69%), Microsoft Corp (+1.30%), and Cisco Systems Inc (+2.55%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	109%
Futures Contracts	—
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	11.0%
Cisco Systems, Inc.	6.7%
International Business Machines Corp.	6.6%
Intel Corp.	5.3%
Hewlett-Packard Co.	5.0%

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	59.0%
Software and Computer Services	41.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Ultra Utilities

The Ultra Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 28.96%(1), compared to a total return of 15.15%(2) for the index. For the period, the Fund had an average daily volume of 5,742 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.(3)

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Exelon Corp (+33.19%), Public Service Enterprise Group Inc (+32.48%), and TXU Corp (+27.26%), while the bottom three performers in this group were Southern Co (+1.55%), Duke Energy Corp (+2.46%), and Dominion Resources Inc (+9.28%).

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	7.2%
Dominion Resources	4.3%
TXU Corp.	4.3%
Southern Co.	3.7%
Duke Energy Corp.	3.4%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	76.2%
Gas, Water & MultiUtilities	23.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short QQQ®

The Short QQQ ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the NASDAQ Index-100 Index®. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on June 19, 2006, to May 31, 2007, the Fund had a total return of – 14.48%(1), compared to a total return of 25.06%(2) for the index. For the period, the Fund had an average daily volume of 103,463 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.(3)

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (6/19/06)
Short QQQ Fund	-14.48%
Nasdaq-100 Index	25.06%

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short QQQ Fund from June 16, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-93%
Futures Contracts	-7%
Total Exposure	-100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	41.4%
Communications	29.7%
Consumer, Non-cyclical	15.1%
Consumer, Cyclical	10.5%
Industrial	2.7%
Basic Materials	0.3%
Energy	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short Dow30SM

The Short Dow30 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as – 100% of the daily return of the index. From inception on June 19, 2006, to May 31, 2007, the Fund had a total return of – 14.83%(1), compared to a total return of 27.30%(2) for the index. For the period, the Fund had an average daily volume of 73,655 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.(3)

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (6/19/06)
Short Dow30 Fund	-14.83%
Dow Jones Industrial Average	27.30%

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Dow30 Fund from June 19, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-94%
Futures Contracts	-6%
Total Exposure	-100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrial	25.8%
Consumer, Non-cyclical	19.7%
Financial	14.5%
Technology	12.3%
Consumer, Cyclical	10.0%
Communications	7.1%
Basic Materials	5.6%
Energy	5.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short S&P500®

The Short S&P500 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the S&P 500® Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on June 19, 2006, to May 31, 2007, the Fund had a total return of – 13.70%(1), compared to a total return of 25.66%(2) for the index. For the period, the Fund had an average daily volume of 80,387 and an average daily statistical correlation of over 0.99 to that of the inverse daily performance of the index.(3)

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (6/19/06)
Short S&P500 Fund	-13.70%
S&P 500 Index	25.66%

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short S&P500 Fund from June 19, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-93%
Futures Contracts	-7%
Total Exposure	-100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Financial	21.2%
Consumer, Non-cyclical	19.7%
Communications	11.5%
Industrial	11.3%
Technology	10.9%
Energy	10.5%
Consumer, Cyclical	8.3%
Utilities	3.6%
Basic Materials	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short MidCap400

The Short MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as – 100% of the daily return of the index. From inception on June 19, 2006, to May 31, 2007, the Fund had a total return of – 15.54%(1), compared to a total return of 27.27%(2) for the index. For the period, the Fund had an average daily volume of 88,046 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.(3)

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (6/19/06)
Short MidCap400 Fund	-15.54%
S&P MidCap 400 Index	27.27%

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MidCap400 Fund from June 19, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-94%
Futures Contracts	-6%
Total Exposure	-100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-cyclical	17.7%
Industrial	17.1%
Financial	15.3%
Consumer, Cyclical	14.1%
Energy	9.6%
Technology	9.4%
Utilities	6.3%
Communications	5.3%
Basic Materials	4.7%
Diversified	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short SmallCap600

The Short SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the S&P SmallCap 600 Index®. The S&P SmallCap 600 Index measures the performance of publicly traded securities in the small-capitalization sector of the United States equity market. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The component stocks in the Index have a market capitalization between $300 million and $1 billion (which may fluctuate depending on the overall level of the equity markets), and are selected for liquidity and industry group representation.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as – 100% of the daily return of the index. From inception on January 23, 2007, to May 31, 2007, the Fund had a total return of – 7.01%(1), compared to a total return of 10.31%(2) for the index. For the period, the Fund had an average daily volume of 3,206 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Industrial	21.2%
Consumer, Non-cyclical	18.3%
Consumer, Cyclical	16.8%
Financial	15.4%
Technology	8.7%
Energy	6.2%
Utilities	5.1%
Basic Materials	4.6%
Communications	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Short Russell2000

The Short Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the Russell 2000® Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as – 100% of the daily return of the index. From inception on January 23, 2007, to May 31, 2007, the Fund had a total return of – 5.44%(1), compared to a total return of 8.31%(2) for the index. For the period, the Fund had an average daily volume of 13,443 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-91%
Futures Contracts	-9%
Total Exposure	-100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financial	20.1%
Consumer, Non-cyclical	19.3%
Consumer, Cyclical	14.6%
Industrial	14.3%
Communications	9.8%
Technology	9.4%
Energy	5.3%
Basic Materials	4.3%
Utilities	2.8%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort QQQ®

The UltraShort QQQ ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the NASDAQ Index-100 Index®. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on July 11, 2006, to May 31, 2007, the Fund had a total return of –32.86%(1), compared to a total return of 26.36%(2) for the index. For the period, the Fund had an average daily volume of 5,956,161 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (7/11/06)
UltraShort QQQ Fund	-32.86%
Nasdaq-100 Index	26.36%

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort QQQ Fund from July 11, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-193%
Futures Contracts	-7%
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	41.4%
Communications	29.7%
Consumer, Non-cyclical	15.1%
Consumer, Cyclical	10.5%
Industrial	2.7%
Basic Materials	0.3%
Energy	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Dow30SM

The UltraShort Dow30 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on July 11, 2006, to May 31, 2007, the Fund had a total return of –28.86%(1), compared to a total return of 24.96%(2) for the index. For the period, the Fund had an average daily volume of 382,973 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (7/11/06)
UltraShort Dow30 Fund	-28.86%
Dow Jones Industrial Average	24.96%

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow30 Fund from July 11, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-193%
Futures Contracts	-7%
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrial	25.9%
Consumer, Non-cyclical	19.7%
Financial	14.5%
Technology	12.2%
Consumer, Cyclical	10.0%
Communications	7.1%
Basic Materials	5.6%
Energy	5.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort S&P500®

The UltraShort S&P500 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the S&P 500® Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on July 11, 2006, to May 31, 2007, the Fund had a total return of –25.72%(1), compared to a total return of 22.33%(2) for the index. For the period, the Fund had an average daily volume of 966,467 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (7/11/06)
UltraShort S&P500	-25.72%
S&P 500 Index	22.33%

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort S&P500 Fund from July 11, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-193%
Futures Contracts	-7%
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Financial	21.2%
Consumer, Non-cyclical	19.7%
Communications	11.5%
Industrial	11.3%
Technology	10.9%
Energy	10.5%
Consumer, Cyclical	8.3%
Utilities	3.6%
Basic Materials	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort MidCap400

The UltraShort MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on July 11, 2006, to May 31, 2007, the Fund had a total return of –27.71%(1), compared to a total return of 22.71%(2) for the index. For the period, the Fund had an average daily volume of 179,790 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Value of a $10,000 Investment Since Inception at Net Asset Value*

Cumulative Total Return as of 5/31/07

Fund	Since Inception (7/11/06)
UltraShort MidCap400 Fund	-27.71%
S&P MidCap 400 Index	22.71%

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MidCap400 Fund from July 11, 2006 to May 31, 2007, assuming the reinvestment of distributions.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-194%
Futures Contracts	-6%
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-cyclical	17.7%
Industrial	17.1%
Financial	15.3%
Consumer, Cyclical	14.1%
Energy	9.6%
Technology	9.4%
Utilities	6.3%
Communications	5.3%
Basic Materials	4.7%
Diversified	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)          Fund Returns are based on the Net Asset Value of the Fund. This calculation, as well as the graph and table, reflect the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)          The Index is a price return index. The total return and any graph or table, reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)          1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort SmallCap600

The UltraShort SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the S&P SmallCap 600 Index®. The S&P SmallCap 600 Index measures the performance of publicly traded securities in the small-capitalization sector of the United States equity market. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares. The component stocks in the Index have a market capitalization between $300 million and $1 billion (which may fluctuate depending on the overall level of the equity markets), and are selected for liquidity and industry group representation.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 23, 2007, to May 31, 2007, the Fund had a total return of –15.53%(1), compared to a total return of 10.31%(2) for the index. For the period, the Fund had an average daily volume of 15,807 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Small Cap 600 Index – Composition

% of Index
Industrial	21.2%
Consumer, Non-cyclical	18.3%
Consumer, Cyclical	16.8%
Financial	15.4%
Technology	8.7%
Energy	6.2%
Utilities	5.1%
Basic Materials	4.6%
Communications	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)          Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations

(2)          The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)          1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell2000

The UltraShort Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 2000® Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 23, 2007, to May 31, 2007, the Fund had a total return of –12.86%(1), compared to a total return of 8.31%(2) for the index. For the period, the Fund had an average daily volume of 272,775 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-193%
Futures Contracts	-8%
Total Exposure	-201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financial	20.1%
Consumer, Non-cyclical	19.3%
Consumer, Cyclical	14.6%
Industrial	14.3%
Communications	9.8%
Technology	9.4%
Energy	5.3%
Basic Materials	4.3%
Utilities	2.8%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)          Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)          The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)          1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell1000 Value

The UltraShort Russell1000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 1000® Value Index. The Russell 1000 Value Index is a subset of the Russell 1000 Index. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell 1000 Index. The Index represents approximately 51% of the total market capitalization of the Russell 1000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of –7.31%(1), compared to a total return of 5.30%(2) for the index. For the period, the Fund had an average daily volume of 2,922 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financial	34.1%
Energy	14.9%
Consumer, Non-cyclical	14.8%
Communications	11.4%
Industrial	7.3%
Utilities	6.4%
Consumer, Cyclical	4.4%
Basic Materials	4.0%
Technology	2.6%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell1000 Growth

The UltraShort Russell1000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 1000® Growth Index. The Russell 1000 Growth Index is a subset of the Russell 1000 Index. The Index is capitalization weighted, and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell 1000 Index. The Index represents approximately 49% of the total market capitalization of the Russell 1000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of –7.04%(1), compared to a total return of 5.20%(2) for the index. For the period, the Fund had an average daily volume of 2,164 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	24.7%
Technology	18.8%
Industrial	14.8%
Consumer, Cyclical	13.1%
Communications	11.9%
Financial	8.3%
Energy	4.4%
Basic Materials	2.6%
Utilities	1.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell MidCap Value

The UltraShort Russell MidCap Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell MidCap® Value Index. The Russell MidCap Value Index measures the performance of the mid-capitalization value sector of the United States equity market. The Index represents approximately 52% of the total market capitalization of the Russell Midcap Index. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell Midcap Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of –6.09%(1), compared to a total return of 4.63%(2) for the index. For the period, the Fund had an average daily volume of 1,417 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell MidCap Value Index – Composition

% of Index
Financial	28.6%
Utilities	15.7%
Consumer, Non-cyclical	11.1%
Industrial	9.3%
Consumer, Cyclical	8.9%
Basic Materials	8.0%
Communications	7.3%
Energy	5.6%
Technology	5.2%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell MidCap Growth

The UltraShort Russell MidCap Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell MidCap® Growth Index. The Russell MidCap Growth Index measures the performance of the mid-capitalization growth sector of the United States equity market. The Index represents approximately 48% of the total market capitalization of the Russell Midcap Index. The Index is a capitalization-weighted index and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell Midcap Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of –7.99%(1), compared to a total return of 5.55%(2) for the index. For the period, the Fund had an average daily volume of 2,509 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell MidCap Growth Index – Composition

% of Index
Consumer, Non-cyclical	21.2%
Consumer, Cyclical	18.5%
Industrial	14.9%
Technology	14.8%
Financial	9.1%
Energy	8.7%
Communications	8.4%
Basic Materials	3.0%
Utilities	1.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell2000 Value

The UltraShort Russell2000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 2000® Value Index. The Russell 2000 Value Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization value sector of the United States equity market. The Index is a capitalization-weighted index and consists of those companies with lower price-to-book ratios within the Russell 2000 Index. The Index represents approximately 50% of the total market capitalization of the Russell 2000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of –1.91%(1), compared to a total return of 1.77%(2) for the index. For the period, the Fund had an average daily volume of 8,865 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financial	31.6%
Consumer, Cyclical	13.8%
Consumer, Non-cyclical	12.1%
Industrial	11.9%
Communications	8.0%
Technology	7.1%
Basic Materials	5.7%
Utilities	5.3%
Energy	4.3%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Russell2000 Growth

The UltraShort Russell2000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 2000® Growth Index. The Russell 2000 Growth Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization growth sector of the United States equity market. The Index is a capitalization-weighted index and consists of those companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000 Index. The Index represents approximately 50% of the total market capitalization of the Russell 2000 Index.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on February 20, 2007, to May 31, 2007, the Fund had a total return of –6.36%(1), compared to a total return of 4.09%(2) for the index. For the period, the Fund had an average daily volume of 19,810 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.9%
Industrial	16.8%
Consumer, Cyclical	15.3%
Technology	12.0%
Communications	11.8%
Financial	7.9%
Energy	6.2%
Basic Materials	2.8%
Utilities	0.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Basic Materials

The UltraShort Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –24.17%(1), compared to a total return of 15.99%(2) for the index. For the period, the Fund had an average daily volume of 7,131 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	52.0%
Industrial Metals	23.5%
Mining	16.2%
Forestry and Paper	8.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Consumer Goods

The UltraShort Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Consumer Goods Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called, the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as —200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of —7.51%(1), compared to a total return of 6.00%(2) for the index. For the period, the Fund had an average daily volume of 924 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Household Goods	23.5%
Beverages	21.1%
Food Producers	17.3%
Tobacco	12.8%
Personal Goods	12.7%
Automobiles and Parts	7.1%
Leisure Goods	5.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Consumer Services

The UltraShort Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Consumer Services Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called, the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –3.60%(1), compared to a total return of 3.69%(2) for the index. For the period, the Fund had an average daily volume of 2,440 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	39.5%
Media	30.2%
Travel and Leisure	17.7%
Food and Drug Retailers	12.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)          Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)          The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)          1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Financials

The UltraShort Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Financials Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –2.66%(1), compared to a total return of 2.79%(2) for the index. For the period, the Fund had an average daily volume of 32,279 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	41.1%
General Financial	25.7%
Nonlife Insurance	16.2%
Real Estate	11.2%
Life Insurance	5.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)          Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)          The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)          1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Health Care

The UltraShort Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Health Care Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –8.91%(1), compared to a total return of 6.85%(2) for the index. For the period, the Fund had an average daily volume of 330 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	64.1%
Health Care Equipment and Services	35.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Industrials

The UltraShort Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Industrials Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –18.69%(1), compared to a total return of 12.88%(2) for the index. For the period, the Fund had an average daily volume of 2,141 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	31.8%
Aerospace and Defense	15.0%
Support Services	14.2%
Industrial Transportation	11.7%
Industrial Engineering	11.3%
Electronic & Electrical Equipment	9.4%
Construction and Materials	6.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)          Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)          The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)          1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Oil & Gas

The UltraShort Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Oil & Gas Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –27.16%(1), compared to a total return of 18.30%(2) for the index. For the period, the Fund had an average daily volume of 23,964 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74.3%
Oil Equipment, Services and Distribution	25.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Real Estate

The UltraShort Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of 9.61%(1), compared to a total return of –4.32%(2) for the index. For the period, the Fund had an average daily volume of 75,878 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Semiconductors

The UltraShort Semiconductors ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Semiconductors Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –11.94%(1), compared to a total return of 7.57%(2) for the index. For the period, the Fund had an average daily volume of 6,690 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Technology

The UltraShort Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –9.96%(1), compared to a total return of 7.03%(2) for the index. For the period, the Fund had an average daily volume of 4,371 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	59.0%
Software and Computer Services	41.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

UltraShort Utilities

The UltraShort Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on January 30, 2007, to May 31, 2007, the Fund had a total return of –22.24%(1), compared to a total return of 15.15%(2) for the index. For the period, the Fund had an average daily volume of 6,523 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.(3)

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	76.2%
Gas,Water & MultiUtilities	23.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

(1)   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

(2)   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Trust
Expense Examples (unaudited)

As a shareholder, you incur two types of costs: (1) transactions costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of the six-month (or less if the Fund has been in operations for less than six months) period and held through the period ended, May 31, 2007.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of the period and held through the period ended, May 31, 2007. For Funds that have been in operation for less than six months, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for each Fund was in effect during the period from December 1, 2006 to May 31, 2007.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/07	Expenses Paid During the Period	Annualized Expense Ratio During Period

Ultra QQQ®
Actual	$1,000.00	$1,116.80	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,224.60	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,171.50	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,248.00	$5.32	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra SmallCap600*
Actual	$1,000.00	$1,180.30	$3.63	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

	Beginning Account Value	Ending Account Value 05/31/07	Expenses Paid During the Period	Annualized Expense Ratio During Period

Ultra Russell2000*
Actual	$1,000.00	$1,139.60	$3.56	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Value***
Actual	$1,000.00	$1,085.10	$2.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Growth***
Actual	$1,000.00	$1,082.90	$2.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Value***
Actual	$1,000.00	$1,071.30	$2.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Growth***
Actual	$1,000.00	$1,089.70	$2.72	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Value***
Actual	$1,000.00	$1,011.30	$2.62	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Growth***
Actual	$1,000.00	$1,058.00	$2.68	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Basic Materials**
Actual	$1,000.00	$1,304.00	$3.63	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Goods**
Actual	$1,000.00	$1,095.90	$3.30	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Services**
Actual	$1,000.00	$1,048.00	$3.22	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Financials**
Actual	$1,000.00	$1,027.10	$3.19	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Health Care**
Actual	$1,000.00	$1,114.00	$3.33	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Industrials**
Actual	$1,000.00	$1,241.70	$3.53	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

	Beginning Account Value	Ending Account Value 05/31/07	Expenses Paid During the Period	Annualized Expense Ratio During Period

Ultra Oil & Gas**
Actual	$1,000.00	$1,356.30	$3.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Real Estate**
Actual	$1,000.00	$883.10	$2.97	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Semiconductors**
Actual	$1,000.00	$1,121.40	$3.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Technology**
Actual	$1,000.00	$1,114.70	$3.33	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Utilities**
Actual	$1,000.00	$1,289.60	$3.61	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short QQQ®
Actual	$1,000.00	$962.00	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Dow30SM
Actual	$1,000.00	$925.90	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short S&P500®
Actual	$1,000.00	$946.10	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MidCap400
Actual	$1,000.00	$913.90	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short SmallCap600*
Actual	$1,000.00	$929.90	$3.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Russell2000*
Actual	$1,000.00	$945.60	$3.24	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort QQQ®
Actual	$1,000.00	$896.20	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$834.80	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

	Beginning Account Value	Ending Account Value 05/31/07	Expenses Paid During the Period	Annualized Expense Ratio During Period

UltraShort S&P500®
Actual	$1,000.00	$871.30	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MidCap400
Actual	$1,000.00	$811.70	$4.29	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort SmallCap600*
Actual	$1,000.00	$844.70	$3.07	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000*
Actual	$1,000.00	$871.40	$3.12	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Value***
Actual	$1,000.00	$926.90	$2.51	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Growth***
Actual	$1,000.00	$929.60	$2.51	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Value***
Actual	$1,000.00	$939.10	$2.52	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Growth***
Actual	$1,000.00	$920.10	$2.50	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Value***
Actual	$1,000.00	$980.90	$2.58	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Growth***
Actual	$1,000.00	$936.40	$2.52	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Basic Materials**
Actual	$1,000.00	$758.30	$2.77	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Goods**
Actual	$1,000.00	$924.90	$3.03	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Services**
Actual	$1,000.00	$964.00	$3.09	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

	Beginning Account Value	Ending Account Value 05/31/07	Expenses Paid During the Period	Annualized Expense Ratio During Period

UltraShort Financials**
Actual	$1,000.00	$973.40	$3.11	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Health Care**
Actual	$1,000.00	$910.90	$3.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Industrials**
Actual	$1,000.00	$813.10	$2.86	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Oil & Gas**
Actual	$1,000.00	$728.40	$2.72	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Real Estate**
Actual	$1,000.00	$1,096.10	$3.30	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Semiconductors**
Actual	$1,000.00	$880.60	$2.96	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Technology**
Actual	$1,000.00	$900.40	$2.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Utilities**
Actual	$1,000.00	$777.60	$2.80	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

*                      The Fund commenced operations on January 23, 2007. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 128 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

**               The Fund commenced operations on January 30, 2007. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 121 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

***        The Fund commenced operations on February 20, 2007. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 100 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

ProShares Trust
Premium/Discount

May 31, 2007 (unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the full calendar quarter completed after the inception date of such Fund through the date of the most recent calendar quarter-end. Information for the ULTRA SmallCap600, ULTRA Russell2000, ULTRA Russell1000 Value, ULTRA Russell1000 Growth, ULTRA Russell MidCap Value, ULTRA Russell MidCap Growth, ULTRA Russell2000 Value, Ultra Russell2000 Growth, ULTRA Basic Materials, ULTRA Consumer Goods, ULTRA Consumer Services, ULTRA Financials, ULTRA Health Care, ULTRA Industrials, ULTRA Oil & Gas, ULTRA Real Estate, ULTRA Semiconductors, ULTRA Technology, ULTRA Utilities, SHORT SmallCap600, SHORT Russell2000, ULTRASHORT SmallCap600, ULTRASHORT Russell2000, ULTRASHORT Russell1000 Value, ULTRASHORT Russell1000 Growth, ULTRASHORT Russell MidCap Value, ULTRASHORT Russell MidCap Growth, ULTRASHORT Russell2000 Value, ULTRASHORT Russell 2000 Growth, ULTRASHORT Basic Materials, ULTRASHORT Consumer Goods, ULTRASHORT Consumer Services, ULTRASHORT Financials, ULTRASHORT Health Care, ULTRASHORT Industrials, ULTRASHORT Oil & Gas, ULTRASHORT Real Estate, ULTRASHORT Semiconductors, ULTRASHORT Technology and ULTRASHORT Utilities Funds is not presented, as these Funds commenced operations during the most recent calendar quarter-end. The specific periods covered for each Fund is disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

ULTRA QQQ®

Period Covered: July 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
	>150.0	1	0.53%
50.0 —	99.9	1	0.53
25.0 —	49.9	4	2.14
-24.9 —	24.9	173	92.53
-49.9 —	25.0	4	2.14
-149.9 —	-100.0	1	0.53
	<-150.0	3	1.60
		187	100.00%

ULTRA Dow30SM

Period Covered: July 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
50.0 —	99.9	1	0.53%
25.0 —	49.9	6	3.21
-24.9 —	24.9	177	94.66
-49.9 —	-25.0	2	1.07
-149.9 —	-100.0	1	0.53
		187	100.00%

ULTRA S&P500®

Period Covered: July 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
	>150.0	1	0.53%
50.0 —	99.9	1	0.53
25.0 —	49.9	4	2.14
-24.9 —	24.9	179	95.74
-149.9 —	-100.0	1	0.53
	<-150.0	1	0.53
		187	100.00%

ULTRA MidCap400

Period Covered: July 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
50.0 —	99.9	1	0.54%
25.0 —	49.9	12	6.52
-24.9 —	24.9	158	85.88
-49.9 —	-25.0	9	4.89
-99.9 —	-50.0	1	0.54
	<-150.0	3	1.63
		184	100.00%

SHORT QQQ®

Period Covered: July 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
	> 150.0	1	0.54%
100.0 —	149.9	1	0.54
50.0 —	99.9	1	0.54
25.0 —	49.9	8	4.30
-24.9 —	24.9	172	92.46
-49.9 —	-25.0	2	1.08
	<-150.0	1	0.54
		186	100.00%

SHORT Dow30SM

Period Covered: July 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
50.0 —	99.9	2	1.08%
-24.9 —	24.9	182	97.84
-49.9 —	-25.0	1	0.54
-99.9 —	-50.0	1	0.54
		186	100.00%

SHORT S&P500®

Period Covered: July 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
	> 150.0	1	0.54%
50.0 —	99.9	1	0.54
25.0 —	49.9	1	0.54
-24.9 —	24.9	181	98.38
		184	100.00%

SHORT MidCap400

Period Covered: July 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
	> 150.0	2	1.08%
100.0 —	149.9	4	2.15
50.0 —	99.9	2	1.08
25.0 —	49.9	7	3.76
-24.9 —	24.9	164	88.17
-49.9 —	-25.0	7	3.76
		186	100.00%

ULTRASHORT QQQ®

Period Covered: October 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
	> 150.0	1	0.81%
100.0 —	149.9	1	0.81
50.0 —	99.9	2	1.61
25.0 —	49.9	6	4.84
-24.9 —	24.9	111	89.51
-49.9 —	-25.0	1	0.81
	<-150.0	2	1.61
		124	100.00%

ULTRASHORT Dow30SM

Period Covered: October 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
	>150.0	1	0.81%
50.0 —	99.9	2	1.61
25.0 —	49.9	16	12.90
-24.9 —	24.9	103	83.06
-49.9 —	-25.0	1	0.81
	<-150.0	1	0.81
		124	100.00%

ULTRASHORT S&P500®

Period Covered: October 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
	>150.0	1	0.81%
50.0 —	99.9	1	0.81
25.0 —	49.9	13	10.48
-24.9 —	24.9	109	87.90
		124	100.00%

ULTRASHORT MidCap400

Period Covered: October 1, 2006 through March 31, 2007

Basis Point Differential		Number of Days	Percentage of Total Days
	>150.0	1	0.88%
50.0 —	99.9	3	2.63
25.0 —	49.9	14	12.28
-24.9 —	24.9	85	74.56
-49.9 —	-25.0	10	8.77
-99.9 —	-50.0	1	0.88
		114	100.00%

Schedule of Portfolio Investments May 31, 2007

Ultra QQQ®

Shares		Value
	Common Stocks (a) – 87.2%
	Consumer Discretionary – 13.9%

36,068	Amazon.Com, Inc.*	$2,493,741
22,940	Apollo Group, Inc., Class A*	1,100,432
49,922	Bed Bath & Beyond, Inc.*	2,029,828
189,574	Comcast Corp., Class A*	5,196,223
31,192	Discovery Holding Co., Class A*	729,269
28,082	EchoStar Communications Corp., Class A*	1,293,457
39,129	Expedia, Inc.*	940,270
26,272	Garmin Ltd.	1,690,078
38,903	IAC/InterActiveCorp.*	1,346,044
10,596	Lamar Advertising Co., Class A*	694,038
26,431	Liberty Global, Inc., Class A*	1,014,950
78,607	Liberty Media Corp. - Interactive Class A*	1,904,648
17,608	PetSmart, Inc.	602,546
18,026	Ross Stores, Inc.	591,974
21,071	Sears Holdings Corp.*	3,793,201
207,085	Sirius Satellite Radio, Inc.*	606,759
63,090	Staples, Inc.	1,581,035
136,776	Starbucks Corp.*	3,940,517
46,285	Virgin Media, Inc.	1,199,707
14,551	Wynn Resorts Ltd.	1,404,754
41,370	XM Satellite Radio Holdings, Inc., Class A*	479,065
		34,632,536
	Consumer Staples – 1.0%

31,209	Costco Wholesale Corp.	1,762,372
18,061	Whole Foods Market, Inc.	742,307
		2,504,679
	Energy – 0.2%

20,712	Patterson-UTI Energy, Inc.	547,211

	Health Care – 12.3%

71,257	Amgen, Inc.*	4,013,907
16,547	Amylin Pharmaceuticals, Inc.*	765,299
48,763	Biogen Idec, Inc.*	2,546,404
43,293	Biomet, Inc.	1,888,441
49,040	Celgene Corp.*	3,003,209
8,381	Cephalon, Inc.*	695,707
19,132	Dentsply International, Inc.	691,430
15,855	Express Scripts, Inc.*	1,618,795
43,267	Genzyme Corp.*	2,791,587
59,945	Gilead Sciences, Inc.*	4,961,648
4,893	Intuitive Surgical, Inc.*	673,423
32,766	Medimmune, Inc.*	1,896,496
17,482	Patterson Cos., Inc.*	655,925
14,017	Sepracor, Inc.*	682,628
79,551	Teva Pharmaceutical Industries Ltd. (ADR)	3,118,399
17,351	Vertex Pharmaceuticals, Inc.*	518,101
		30,521,399
	Industrials – 4.1%

22,411	CH Robinson Worldwide, Inc.	1,214,228
25,101	Cintas Corp.	962,874
27,533	Expeditors International Washington, Inc.	1,202,091
18,936	Fastenal Co.	820,686
14,077	Joy Global, Inc.	797,181
18,066	Monster Worldwide, Inc.*	852,896
36,454	Paccar, Inc.	3,179,882
15,230	Ryanair Holdings plc (ADR)*	628,847
13,601	UAL Corp.*	533,975
		10,192,660
	Information Technology – 53.8%

32,796	Activision, Inc.*	649,033
75,488	Adobe Systems, Inc.*	3,327,511
20,214	Akamai Technologies, Inc.*	893,661
65,691	Altera Corp.	1,498,412
157,475	Apple, Inc.*	19,142,661
94,632	Applied Materials, Inc.	1,807,471
31,571	Autodesk, Inc.*	1,434,902
47,607	BEA Systems, Inc.*	611,750
56,594	Broadcom Corp., Class A*	1,729,513
38,407	Cadence Design Systems, Inc.*	872,223
10,721	CDW Corp.	912,786
29,205	Check Point Software Technologies*	682,229
10,916	Checkfree Corp.*	428,453
282,677	Cisco Systems, Inc.*	7,609,665
28,106	Citrix Systems, Inc.*	944,643
18,215	Cognizant Technology Solutions Corp., Class A*	1,430,970
109,473	Dell, Inc.*	2,941,540

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

133,747	eBay, Inc.*	$4,354,802
40,945	Electronic Arts, Inc.*	2,000,982
27,953	Fiserv, Inc.*	1,656,215
86,291	Flextronics International Ltd.*	996,661
18,338	Google, Inc., Class A*	9,127,739
14,467	Infosys Technologies Ltd. (ADR)	712,500
264,538	Intel Corp.	5,864,807
56,531	Intuit, Inc.*	1,724,196
48,707	Juniper Networks, Inc.*	1,188,938
31,909	Kla-Tencor Corp.	1,754,357
19,178	Lam Research Corp.*	1,029,091
44,960	Linear Technology Corp.	1,613,614
23,387	Logitech International S.A. (Registered)*	625,135
73,152	Marvell Technology Group Ltd.*	1,149,949
58,867	Maxim Integrated Products, Inc.	1,810,160
23,533	Microchip Technology, Inc.	954,969
441,479	Microsoft Corp.	13,540,161
51,208	Network Appliance, Inc.*	1,648,386
45,735	Nvidia Corp.*	1,585,632
283,056	Oracle Corp.*	5,485,625
47,362	Paychex, Inc.	1,913,425
261,715	Qualcomm, Inc.	11,240,659
24,338	Research In Motion Ltd.*	4,042,055
27,325	SanDisk Corp.*	1,190,004
205,188	Sun Microsystems, Inc.*	1,046,459
126,647	Symantec Corp.*	2,531,674
15,502	Telefonaktiebolaget LM Ericsson (ADR)	588,766
32,652	Tellabs, Inc.*	357,539
29,999	VeriSign, Inc.*	894,870
57,672	Xilinx, Inc.	1,642,499
85,423	Yahoo!, Inc.*	2,451,640
		133,640,932
	Materials – 0.3%

16,615	Sigma-Aldrich Corp.	719,097

	Telecommunication Services – 1.6%

194,292	Level 3 Communications, Inc.*	1,130,779
12,760	Millicom International Cellular S.A.*	1,085,621
20,640	NII Holdings, Inc.*	1,681,541
		3,897,941
	Total Common Stock (Cost $199,330,459)	216,656,455

Principal Amount		Value
	Repurchase Agreements – 12.2%

$18,512,306	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $18,515,004 **	$18,512,306
11,712,634	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $11,714,341 ***	11,712,634
	Total Repurchase Agreements (Cost $30,224,940)	30,224,940
	Total Investments (Cost $229,555,399) – 99.4%	246,881,395
	Other assets less liabilities — 0.6%	1,380,038
	Net Assets – 100.0%	$248,261,433

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*                                         Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value $18,857,022. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $11,897,932. The investment in the repurchase agreement was through participation in a pooled account.

ADR       American Depositary Receipt

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,255,762
Aggregate gross unrealized depreciation	(5,181,841)
Net unrealized appreciation	$16,073,921
Federal income tax cost of investments	$230,807,474

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ-100® Futures Contracts	485	June - 07	$18,742,825	$1,406,690

Cash collateral in the amount of $1,627,212 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 06/27/07	$4,011,243	$59,552
Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 06/27/07	93,539,320	1,397,240
Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 06/27/07	125,967,100	1,869,944
Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 06/27/07	35,426,587	525,995
		$3,852,731

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Dow 30SM

Shares		Value
	Common Stocks (a) — 86.7%
	Consumer Discretionary — 8.0%

64,069	General Motors Corp.	$1,921,429
64,069	Home Depot, Inc.	2,490,362
64,069	McDonald’s Corp.	3,238,688
64,069	Walt Disney Co. (The)	2,270,606
		9,921,085
	Consumer Staples — 12.2%

64,069	Altria Group, Inc.	4,555,306
64,069	Coca-Cola Co. (The)	3,395,016
64,069	Procter & Gamble Co.	4,071,585
64,069	Wal-Mart Stores, Inc.	3,049,685
		15,071,592
	Energy — 4.3%

64,069	Exxon Mobil Corp.	5,328,619

	Financials — 12.6%

64,069	American Express Co.	4,163,204
64,069	American International Group, Inc.	4,634,751
64,069	Citigroup, Inc.	3,491,120
64,069	JPMorgan Chase & Co.	3,320,696
		15,609,771
	Health Care — 7.4%

64,069	Johnson & Johnson	4,053,645
64,069	Merck & Co., Inc.	3,360,419
64,069	Pfizer, Inc.	1,761,257
		9,175,321
	Industrials — 22.4%

64,069	3M Co.	5,635,509
64,069	Boeing Co.	6,444,701
64,069	Caterpillar, Inc.	5,034,542
64,069	General Electric Co.	2,407,713
64,069	Honeywell International, Inc.	3,710,236
64,069	United Technologies Corp.	4,520,068
		27,752,769
	Information Technology — 10.6%

64,069	Hewlett-Packard Co.	2,928,594
64,069	Intel Corp.	1,420,410
64,069	International Business Machines Corp.	6,829,755
64,069	Microsoft Corp.	1,964,996
		13,143,755
	Materials — 4.8%

64,069	Alcoa, Inc.	2,644,768
64,069	El Du Pont de Nemours & Co.	3,352,090
		5,996,858
	Telecommunication Services — 4.4%

64,069	AT&T, Inc.	2,648,612
64,069	Verizon Communications, Inc.	2,788,924
		5,437,536
	Total Common Stock (Cost $99,326,139)	107,437,306

Principal Amount
	Repurchase Agreements – 12.1%

$9,230,629	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $9,231,974 *	9,230,629
5,840,168	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $5,841,019 **	5,840,168
	(Cost $15,070,797)	15,070,797
	Total Investments (Cost $114,396,936) – 98.8%	122,508,103
	Other assets less liabilities — 1.2%	1,448,359
	Net Assets – 100.0%	$123,956,462

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*                                         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40,

See accompanying notes to the financial statements.

which had a total value $9,402,512. The investment in the repurchase agreement was through participation in a pooled account.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $5,932,562. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,181,848
Aggregate gross unrealized depreciation	(183,247)
Net unrealized appreciation	$7,998,601
Federal income tax cost of investments	$114,509,502

Futures Contracts Purchased

Ultra Dow 30SM had the following open long futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	136	June - 07	$9,277,240	$549,978

Cash collateral in the amount of $379,186 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

Ultra Dow 30SM had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 06/27/07	$24,576,894	$179,819
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 06/27/07	105,520,183	807,673
		$987,492

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra S&P500®

Shares		Value
	Common Stocks (a) – 86.9%
	Consumer Discretionary – 8.9%

1,365	Abercrombie & Fitch Co.	$112,817
4,810	Amazon.Com, Inc.*	332,563
2,164	Apollo Group, Inc., Class A*	103,807
2,328	AutoNation, Inc.*	51,495
768	AutoZone, Inc.*	98,788
4,383	Bed Bath & Beyond, Inc.*	178,213
6,261	Best Buy Co., Inc.	302,344
1,693	Big Lots, Inc.*	53,330
1,015	Black & Decker Corp.	95,846
1,403	Brunswick Corp.	48,305
6,842	Carnival Corp.	345,111
11,415	CBS Corp., Class B	379,663
1,847	Centex Corp.	89,321
2,201	Circuit City Stores, Inc.	35,370
7,674	Clear Channel Communications, Inc.	294,682
5,725	Coach, Inc.*	294,036
48,102	Comcast Corp., Class A*	1,318,476
2,246	Darden Restaurants, Inc.	102,350
942	Dillard’s, Inc., Class A	34,195
11,981	DIRECTV Group, Inc. (The)*	279,876
4,826	Dollar General Corp.	104,435
1,011	Dow Jones & Co., Inc.	53,896
4,223	DR Horton, Inc.	98,692
4,447	Eastman Kodak Co.	112,776
1,291	EW Scripps Co., Class A	58,895
2,345	Family Dollar Stores, Inc.	78,909
7,109	Federated Department Stores, Inc.	283,862
29,271	Ford Motor Co.	244,120
2,358	Fortune Brands, Inc.	190,479
3,632	Gannett Co., Inc.	213,634
8,149	Gap, Inc. (The)	150,920
8,748	General Motors Corp.	262,353
2,637	Genuine Parts Co.	135,331
3,139	Goodyear Tire & Rubber Co. (The)*	111,340
4,985	H&R Block, Inc.	118,095
3,983	Harley-Davidson, Inc.	243,322
1,013	Harman International Industries, Inc.	120,192
2,883	Harrah’s Entertainment, Inc.	246,352
2,488	Hasbro, Inc.	79,989
6,016	Hilton Hotels Corp.	213,869
31,565	Home Depot, Inc. (The)	1,226,932
3,359	IAC/InterActiveCorp.*	116,221
5,232	International Game Technology	210,274
7,249	Interpublic Group of Cos., Inc.*	85,176
3,480	JC Penney Co., Inc.	280,070
3,039	Johnson Controls, Inc.	333,378
1,678	Jones Apparel Group, Inc.	49,971
1,189	KB Home	54,563
5,058	Kohl’s Corp.*	380,969
2,744	Leggett & Platt, Inc.	67,146
2,133	Lennar Corp., Class A	97,371
5,290	Limited Brands, Inc.	138,863
1,600	Liz Claiborne, Inc.	55,504
23,552	Lowe’s Cos., Inc.	772,977
5,100	Marriott International, Inc., Class A	234,855
6,081	Mattel, Inc.	170,329
18,614	McDonald’s Corp.	940,938
5,490	McGraw-Hill Cos., Inc. (The)	386,002
602	Meredith Corp.	37,450
2,226	New York Times Co., Class A	55,895
4,294	Newell Rubbermaid, Inc.	136,420
36,288	News Corp., Class A	801,602
5,846	Nike, Inc., Class B	331,761
3,538	Nordstrom, Inc.	183,728
4,276	Office Depot, Inc.*	155,646
1,160	OfficeMax, Inc.	52,084
2,584	Omnicom Group, Inc.	272,095
948	Polo Ralph Lauren Corp.	92,458
3,287	Pulte Homes, Inc.	89,702
2,107	RadioShack Corp.	71,933
1,285	Sears Holdings Corp.*	231,326
1,726	Sherwin-Williams Co. (The)	116,747
911	Snap-On, Inc.	49,258
1,281	Stanley Works (The)	80,998
11,089	Staples, Inc.	277,890
11,615	Starbucks Corp.*	334,628
3,323	Starwood Hotels & Resorts Worldwide, Inc.	239,489
13,284	Target Corp.	829,320
2,093	Tiffany & Co.	110,029
59,014	Time Warner, Inc.	1,261,129
7,039	TJX Cos., Inc.	196,881
1,307	Tribune Co.	42,085
1,393	V.F. Corp.	130,636

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

10,705	Viacom, Inc., Class B*	$480,869
31,682	Walt Disney Co. (The)	1,122,810
1,341	Wendy’s International, Inc.	53,814
1,217	Whirlpool Corp.	135,878
2,922	Wyndham Worldwide Corp.*	108,698
4,077	Yum! Brands, Inc.	276,094
		21,632,941

	Consumer Staples – 8.1%

32,458	Altria Group, Inc.	2,307,764
11,799	Anheuser-Busch Cos., Inc.	629,359
10,095	Archer-Daniels-Midland Co.	353,729
6,822	Avon Products, Inc.	261,897
1,219	Brown-Forman Corp., Class B	83,209
3,378	Campbell Soup Co.	134,107
2,339	Clorox Co.	157,040
31,154	Coca-Cola Co. (The)	1,650,850
4,305	Coca-Cola Enterprises, Inc.	100,522
7,941	Colgate-Palmolive Co.	531,729
7,813	ConAgra Foods, Inc.	199,232
2,979	Constellation Brands, Inc., Class A*	72,390
6,996	Costco Wholesale Corp.	395,064
23,823	CVS Caremark Corp.	918,138
1,994	Dean Foods Co.	65,323
1,798	Estee Lauder Cos., Inc. (The)	85,045
5,338	General Mills, Inc.	326,899
5,024	HJ Heinz Co.	239,042
2,677	Hershey Co. (The)	141,105
3,878	Kellogg Co.	209,334
7,060	Kimberly-Clark Corp.	500,978
25,363	Kraft Foods, Inc.	858,284
10,950	Kroger Co. (The)	332,004
2,014	McCormick & Co., Inc. (Non-Voting)	75,102
726	Molson Coors Brewing Co., Class B	66,480
2,033	Pepsi Bottling Group, Inc.	71,135
25,331	PepsiCo, Inc.	1,730,867
48,803	Procter & Gamble Co.	3,101,431
2,652	Reynolds American, Inc.	172,486
6,813	Safeway, Inc.	234,912
11,344	Sara Lee Corp.	203,058
3,214	Supervalu, Inc.	153,115
9,543	Sysco Corp.	316,064
3,902	Tyson Foods, Inc., Class A	86,976
2,484	UST, Inc.	132,621
38,034	Wal-Mart Stores, Inc.	1,810,418
15,479	Walgreen Co.	698,567
2,174	Whole Foods Market, Inc.	89,351
3,374	WM Wrigley Jr. Co.	197,716
		19,693,343

	Energy – 9.0%

7,163	Anadarko Petroleum Corp.	355,643
5,119	Apache Corp.	413,359
4,953	Baker Hughes, Inc.	408,523
4,535	BJ Services Co.	133,012
6,333	Chesapeake Energy Corp.	220,768
33,373	Chevron Corp.	2,719,566
25,429	ConocoPhillips	1,968,967
2,823	Consol Energy, Inc.	137,170
6,874	Devon Energy Corp.	527,786
10,801	El Paso Corp.	184,049
2,334	ENSCO International, Inc.	141,370
3,774	EOG Resources, Inc.	290,221
88,057	Exxon Mobil Corp.	7,323,701
14,135	Halliburton Co.	508,153
4,179	Hess Corp.	247,480
5,349	Marathon Oil Corp.	662,260
2,902	Murphy Oil Corp.	171,218
4,307	Nabors Industries Ltd.*	150,487
2,719	National Oilwell Varco, Inc.*	256,810
2,080	Noble Corp.	192,171
12,963	Occidental Petroleum Corp.	712,576
4,094	Peabody Energy Corp.	221,240
1,709	Rowan Cos., Inc.	67,471
18,228	Schlumberger Ltd.	1,419,414
3,084	Smith International, Inc.	171,193
9,711	Spectra Energy Corp.	258,604
1,877	Sunoco, Inc.	149,616
4,531	Transocean, Inc.*	445,125
8,491	Valero Energy Corp.	633,598
5,230	Weatherford International Ltd.*	284,198
9,247	Williams Cos., Inc.	293,685
5,691	XTO Energy, Inc.	330,135
		21,999,569

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

	Financials – 18.5%

5,053	ACE Ltd.	$311,113
7,608	Aflac, Inc.	402,159
9,570	Allstate Corp. (The)	588,555
1,583	AMBAC Financial Group, Inc.	141,853
18,441	American Express Co.	1,198,296
40,237	American International Group, Inc.	2,910,745
3,700	Ameriprise Financial, Inc.	232,545
4,615	AON Corp.	198,076
1,509	Apartment Investment & Management Co. (REIT)	82,799
3,409	Archstone-Smith Trust (REIT)	210,335
1,552	Assurant, Inc.	92,266
1,227	AvalonBay Communities, Inc. (REIT)	159,989
69,171	Bank of America Corp.	3,507,661
11,692	Bank of New York Co., Inc. (The)	474,228
8,383	BB&T Corp.	353,008
1,852	Bear Stearns Cos., Inc. (The)	277,726
1,840	Boston Properties, Inc. (REIT)	212,851
6,350	Capital One Financial Corp.	506,603
2,889	CB Richard Ellis Group, Inc., Class A*	107,529
15,885	Charles Schwab Corp. (The)	356,936
539	Chicago Mercantile Exchange Holdings, Inc., Class A	286,209
6,319	Chubb Corp.	346,724
2,673	Cincinnati Financial Corp.	121,408
2,993	CIT Group, Inc.	179,370
75,825	Citigroup, Inc.	4,131,704
2,438	Comerica, Inc.	153,180
2,901	Commerce Bancorp, Inc.	100,143
2,016	Compass Bancshares, Inc.	141,120
9,122	Countrywide Financial Corp.	355,211
1,961	Developers Diversified Realty Corp. (REIT)	120,896
6,607	E*Trade Financial Corp.*	158,238
4,547	Equity Residential (REIT)	230,396
14,970	Fannie Mae	956,882
1,377	Federated Investors, Inc., Class B	53,620
8,603	Fifth Third Bancorp	364,423
1,938	First Horizon National Corp.	78,082
2,589	Franklin Resources, Inc.	351,431
10,718	Freddie Mac	715,855
6,817	Genworth Financial, Inc.	246,094
6,362	Goldman Sachs Group, Inc. (The)	1,468,477
4,953	Hartford Financial Services Group, Inc.	511,001
8,055	Host Hotels & Resorts, Inc. (REIT)	205,564
7,655	Hudson City Bancorp, Inc.	100,969
3,642	Huntington Bancshares, Inc.	81,799
2,934	Janus Capital Group, Inc.	81,213
53,721	JPMorgan Chase & Co.	2,784,359
6,123	Keycorp	218,040
3,496	Kimco Realty Corp. (REIT)	161,830
2,034	Legg Mason, Inc.	205,495
8,137	Lehman Brothers Holdings, Inc.	597,093
4,281	Lincoln National Corp.	310,372
6,977	Loews Corp.	356,036
1,188	M&T Bank Corp.	131,191
8,550	Marsh & McLennan Cos., Inc.	280,697
3,955	Marshall & Ilsley Corp.	189,800
2,084	MBIA, Inc.	138,690
6,434	Mellon Financial Corp.	278,785
13,678	Merrill Lynch & Co., Inc.	1,268,361
11,641	MetLife, Inc.	791,588
1,284	MGIC Investment Corp.	83,460
3,618	Moody’s Corp.	251,994
16,465	Morgan Stanley	1,400,184
9,164	National City Corp.	316,983
2,917	Northern Trust Corp.	189,838
2,742	Plum Creek Timber Co., Inc. (REIT)	114,616
5,354	PNC Financial Services Group, Inc.	395,125
4,143	Principal Financial Group, Inc.	251,894
11,514	Progressive Corp. (The)	265,398
3,963	Prologis (REIT)	256,248
7,254	Prudential Financial, Inc.	740,053
1,897	Public Storage (REIT)	169,782
11,318	Regions Financial Corp.	403,713
1,633	Safeco Corp.	102,471
3,427	Simon Property Group, Inc. (REIT)	370,047
6,349	SLM Corp.	356,877
5,585	Sovereign Bancorp, Inc.	129,795
5,163	State Street Corp.	352,478
5,495	SunTrust Banks, Inc.	490,649
5,051	Synovus Financial Corp.	166,986
4,103	T. Rowe Price Group, Inc.	210,689
1,516	Torchmark Corp.	106,287

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

10,449	Travelers Cos, Inc. (The)	$566,022
5,300	Unum Group	140,662
27,395	US Bancorp	947,319
2,016	Vornado Realty Trust (REIT)	243,956
29,475	Wachovia Corp.	1,597,250
13,750	Washington Mutual, Inc.	601,150
52,256	Wells Fargo & Co.	1,885,919
2,800	XL Capital Ltd., Class A	228,368
1,701	Zions Bancorporation	136,862
		45,050,694

	Health Care – 10.4%

23,866	Abbott Laboratories	1,344,849
7,987	Aetna, Inc.	422,752
2,378	Allergan, Inc.	296,132
2,930	AmerisourceBergen Corp.	150,075
18,057	Amgen, Inc.*	1,017,151
2,839	Applera Corp. - Applied Biosystems Group	80,599
1,649	Barr Pharmaceuticals, Inc.*	87,925
840	Bausch & Lomb, Inc.	57,036
10,050	Baxter International, Inc.	571,242
3,783	Becton Dickinson & Co.	288,454
5,296	Biogen Idec, Inc.*	276,557
3,788	Biomet, Inc.	165,232
18,317	Boston Scientific Corp.*	287,027
31,234	Bristol-Myers Squibb Co.	946,702
6,191	Cardinal Health, Inc.	448,600
5,839	Celgene Corp.*	357,580
1,508	Cigna Corp.	252,786
2,467	Coventry Health Care, Inc.*	147,206
1,597	CR Bard, Inc.	134,803
15,259	Eli Lilly & Co.	894,483
2,098	Express Scripts, Inc.*	214,206
4,916	Forest Laboratories, Inc.*	249,290
4,075	Genzyme Corp.*	262,919
7,187	Gilead Sciences, Inc.*	594,868
2,412	Hospira, Inc.*	96,094
2,579	Humana, Inc.*	160,027
3,018	IMS Health, Inc.	98,689
44,761	Johnson & Johnson	2,832,028
3,761	King Pharmaceuticals, Inc.*	79,884
1,893	Laboratory Corp. of America Holdings*	149,055
1,127	Manor Care, Inc.	76,636
4,569	McKesson Corp.	288,441
4,455	Medco Health Solutions, Inc.*	346,421
3,678	Medimmune, Inc.*	212,883
17,811	Medtronic, Inc.	947,011
33,508	Merck & Co., Inc.	1,757,495
834	Millipore Corp.*	62,358
3,786	Mylan Laboratories, Inc.	74,849
2,152	Patterson Cos., Inc.*	80,743
1,884	PerkinElmer, Inc.	49,945
109,610	Pfizer, Inc.	3,013,179
2,456	Quest Diagnostics, Inc.	120,393
23,010	Schering-Plough Corp.	753,347
5,324	St. Jude Medical, Inc.*	227,281
4,612	Stryker Corp.	310,434
7,294	Tenet Healthcare Corp.*	50,693
6,496	Thermo Fisher Scientific, Inc.*	354,682
20,947	UnitedHealth Group, Inc.	1,147,267
1,987	Varian Medical Systems, Inc.*	80,076
1,570	Waters Corp.*	94,671
1,585	Watson Pharmaceuticals, Inc.*	48,913
9,472	WellPoint, Inc.*	771,115
20,821	Wyeth	1,204,287
3,668	Zimmer Holdings, Inc.*	323,004
		25,360,375

	Industrials – 9.7%

11,351	3M Co.	998,434
3,944	Allied Waste Industries, Inc.*	53,086
2,702	American Standard Cos., Inc.	161,526
1,417	Avery Dennison Corp.	92,488
12,207	Boeing Co.	1,227,902
5,552	Burlington Northern Santa Fe Corp.	517,058
9,988	Caterpillar, Inc.	784,857
2,677	CH Robinson Worldwide, Inc.	145,040
2,100	Cintas Corp.	80,556
2,822	Cooper Industries Ltd., Class A	151,203
6,756	CSX Corp.	306,993
1,612	Cummins, Inc.	151,899
3,681	Danaher Corp.	270,553
3,509	Deere & Co.	422,729
3,166	Dover Corp.	158,458
2,261	Eaton Corp.	211,946

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

12,341	Emerson Electric Co.	$597,921
2,246	Equifax, Inc.	94,399
4,750	FedEx Corp.	530,195
1,360	Fluor Corp.	141,576
6,275	General Dynamics Corp.	503,506
159,044	General Electric Co.	5,976,874
1,939	Goodrich Corp.	115,351
12,372	Honeywell International, Inc.	716,463
6,396	Illinois Tool Works, Inc.	337,197
4,761	Ingersoll-Rand Co., Ltd., Class A	244,382
2,812	ITT Corp.	189,248
1,926	L-3 Communications Holdings, Inc.	183,471
5,489	Lockheed Martin Corp.	538,471
6,057	Masco Corp.	182,982
1,987	Monster Worldwide, Inc.*	93,806
6,140	Norfolk Southern Corp.	355,383
5,417	Northrop Grumman Corp.	409,579
3,840	Paccar, Inc.	334,963
1,902	Pall Corp.	85,115
1,791	Parker Hannifin Corp.	181,536
3,407	Pitney Bowes, Inc.	162,684
2,121	Precision Castparts Corp.	253,587
3,378	R.R. Donnelley & Sons Co.	144,646
6,901	Raytheon Co.	383,696
2,598	Robert Half International, Inc.	91,294
2,562	Rockwell Automation, Inc.	174,344
2,602	Rockwell Collins, Inc.	183,883
939	Ryder System, Inc.	50,631
12,194	Southwest Airlines Co.	174,496
1,587	Terex Corp.*	134,530
1,938	Textron, Inc.	207,947
30,581	Tyco International Ltd.	1,020,182
4,188	Union Pacific Corp.	505,408
16,494	United Parcel Service, Inc., Class B	1,187,073
15,401	United Technologies Corp.	1,086,541
8,245	Waste Management, Inc.	318,834
1,108	WW Grainger, Inc.	97,559
		23,724,481

	Information Technology – 13.2%

1,814	ADC Telecommunications, Inc.*	30,385
9,101	Adobe Systems, Inc.*	401,172
8,583	Advanced Micro Devices, Inc.*	122,479
1,530	Affiliated Computer Services, Inc., Class A*	89,276
6,243	Agilent Technologies, Inc.*	238,295
5,514	Altera Corp.	125,774
5,161	Analog Devices, Inc.	186,880
13,330	Apple, Inc.*	1,620,395
21,605	Applied Materials, Inc.	412,656
3,584	Autodesk, Inc.*	162,893
8,511	Automatic Data Processing, Inc.	422,997
7,012	Avaya, Inc.*	112,192
3,155	BMC Software, Inc.*	104,557
7,293	Broadcom Corp., Class A*	222,874
6,362	CA, Inc.	168,784
1,316	Ciena Corp.*	45,165
93,418	Cisco Systems, Inc.*	2,514,813
2,793	Citrix Systems, Inc.*	93,873
2,207	Cognizant Technology Solutions Corp., Class A*	173,382
2,679	Computer Sciences Corp.*	148,417
5,015	Compuware Corp.*	56,970
2,114	Convergys Corp.*	54,414
24,278	Corning, Inc.*	606,950
35,134	Dell, Inc.*	944,051
17,574	eBay, Inc.*	572,209
4,795	Electronic Arts, Inc.*	234,332
7,957	Electronic Data Systems Corp.	229,241
32,605	EMC Corp.*	550,698
2,518	Fidelity National Information Services, Inc.	135,771
11,646	First Data Corp.	380,824
2,638	Fiserv, Inc.*	156,302
3,367	Google, Inc., Class A*	1,675,924
41,395	Hewlett-Packard Co.	1,892,165
89,196	Intel Corp.	1,977,475
23,285	International Business Machines Corp.	2,482,181
5,298	Intuit, Inc.*	161,589
2,857	Jabil Circuit, Inc.	65,711
3,263	JDS Uniphase Corp.*	42,745
8,804	Juniper Networks, Inc.*	214,906
3,089	Kla-Tencor Corp.	169,833
1,485	Lexmark International, Inc., Class A*	77,116
3,926	Linear Technology Corp.	140,904
11,912	LSI Corp.*	103,396

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

4,960	Maxim Integrated Products, Inc.	$152,520
3,471	MEMC Electronic Materials, Inc.*	210,967
11,674	Micron Technology, Inc.*	142,189
133,279	Microsoft Corp.	4,087,667
2,193	Molex, Inc.	65,220
36,971	Motorola, Inc.	672,503
4,387	National Semiconductor Corp.	118,098
2,769	NCR Corp.*	148,612
5,739	Network Appliance, Inc.*	184,738
5,243	Novell, Inc.*	41,000
1,945	Novellus Systems, Inc.*	59,692
5,499	Nvidia Corp.*	190,650
61,716	Oracle Corp.*	1,196,056
5,246	Paychex, Inc.	211,938
3,285	PMC-Sierra, Inc.*	25,327
2,460	QLogic Corp.*	41,968
25,621	Qualcomm, Inc.	1,100,422
3,517	SanDisk Corp.*	153,165
8,198	Sanmina-SCI Corp.*	29,267
13,982	Solectron Corp.*	47,539
55,691	Sun Microsystems, Inc.*	284,024
14,300	Symantec Corp.*	285,857
1,264	Tektronix, Inc.	38,261
6,764	Tellabs, Inc.*	74,066
2,935	Teradyne, Inc.*	49,954
22,325	Texas Instruments, Inc.	789,412
5,340	Unisys Corp.*	44,429
3,791	VeriSign, Inc.*	113,086
11,940	Western Union Co. (The)	268,053
14,677	Xerox Corp.*	276,955
5,133	Xilinx, Inc.	146,188
18,883	Yahoo!, Inc.*	541,942
		32,114,731

	Materials – 2.7%

3,348	Air Products & Chemicals, Inc.	261,110
13,449	Alcoa, Inc.	555,175
1,577	Allegheny Technologies, Inc.	182,285
862	Ashland, Inc.	51,996
1,594	Ball Corp.	88,244
1,618	Bemis Co., Inc.	54,413
14,835	Dow Chemical Co. (The)	673,212
1,294	Eastman Chemical Co.	85,611
2,752	Ecolab, Inc.	118,749
14,293	El Du Pont de Nemours & Co.	747,810
5,797	Freeport-McMoRan Copper & Gold, Inc.	456,224
1,801	Hercules, Inc.*	33,913
1,208	International Flavors & Fragrances, Inc.	62,007
7,000	International Paper Co.	274,190
2,822	MeadWestvaco Corp.	98,770
8,406	Monsanto Co.	517,810
6,975	Newmont Mining Corp.	283,743
4,657	Nucor Corp.	314,534
2,055	Pactiv Corp.*	69,808
2,536	PPG Industries, Inc.	193,218
4,955	Praxair, Inc.	337,386
2,201	Rohm & Haas Co.	116,675
2,495	Sealed Air Corp.	80,588
2,043	Sigma-Aldrich Corp.	88,421
1,626	Temple-Inland, Inc.	102,438
1,833	United States Steel Corp.	207,422
1,469	Vulcan Materials Co.	175,825
3,267	Weyerhaeuser Co.	267,763
		6,499,340

	Telecommunication Services – 3.3%

5,572	Alltel Corp.	381,794
96,576	AT&T, Inc.	3,992,452
1,723	CenturyTel, Inc.	85,151
5,239	Citizens Communications Co.	83,038
2,328	Embarq Corp.	149,597
24,260	Qwest Communications International, Inc.*	249,635
44,892	Sprint Nextel Corp.	1,025,782
45,006	Verizon Communications, Inc.	1,959,111
7,373	Windstream Corp.	110,743
		8,037,303

	Utilities – 3.1%

10,273	AES Corp. (The)*	243,778
2,543	Allegheny Energy, Inc.*	135,771
3,195	Ameren Corp.	169,559
6,135	American Electric Power Co., Inc.	292,210
4,951	Centerpoint Energy, Inc.	93,722
3,453	CMS Energy Corp.	63,017

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

3,985	Consolidated Edison, Inc.	$194,548
2,794	Constellation Energy Group, Inc.	256,405
5,397	Dominion Resources, Inc.	478,120
2,739	DTE Energy Co.	144,838
19,443	Duke Energy Corp.	379,916
6,222	Dynegy, Inc., Class A*	60,229
5,039	Edison International	293,623
3,067	Entergy Corp.	346,264
10,365	Exelon Corp.	808,470
4,937	FirstEnergy Corp.	341,789
6,273	FPL Group, Inc.	401,033
1,162	Integrys Energy Group, Inc.	64,956
2,716	KeySpan Corp.	113,176
695	Nicor, Inc.	32,630
4,236	NiSource, Inc.	94,082
5,426	PG&E Corp.	267,285
1,547	Pinnacle West Capital Corp.	71,827
5,956	PPL Corp.	273,738
3,977	Progress Energy, Inc.	199,208
3,909	Public Service Enterprise Group, Inc.	347,666
1,329	Questar Corp.	143,545
4,066	Sempra Energy	249,327
11,578	Southern Co.	416,924
3,242	TECO Energy, Inc.	56,930
7,103	TXU Corp.	479,097
6,307	Xcel Energy, Inc.	144,746
		7,658,429
	Total Common Stock (Cost $189,556,893)	211,771,206

Principal Amount		Value
	Repurchase Agreements – 12.0%

$17,823,984	Bank of America Corp., 5.32, dated 05/31/07, due 06/01/07, total to be received $17,826,582 **	17,823,984
$11,277,137	UBS Warburg LLC, 5.32, dated 05/31/07, due 06/01/07, total to be received $11,278,781 ***	$11,277,137
	Total Repurchase Agreements (Cost $29,101,121)	29,101,121
	Total Investments (Cost $218,658,014) – 98.9%	240,872,327
	Other assets less liabilities — 1.1%	2,706,980
	Net Assets – 100.0%	$243,579,307

(a)           A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*              Non-income producing security.

**           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $18,155,884. The investment in the repurchase agreement was through participation in a pooled account.

***         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $11,455,545. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,956,701
Aggregate gross unrealized depreciation	(1,196,835)
Net unrealized appreciation	$21,759,866
Federal income tax cost of investments	$219,112,461

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	234	June - 07	$17,933,175	$1,046,760

Cash collateral in the amount of $844,559 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P 500® Index, expiring 06/27/07	$2,002,939	$16,695
Equity Index Swap Agreement based on the S&P 500® Index, expiring 06/27/07	111,057,723	900,285
Equity Index Swap Agreement based on the S&P 500® Index, expiring 06/27/07	142,754,529	1,189,907
		$2,106,887

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra MidCap400

Shares		Value
	Common Stocks (a) – 86.5%
	Consumer Discretionary – 12.8%

3,400	99 Cents Only Stores*	$47,736
7,706	Advance Auto Parts, Inc.	319,183
3,834	Aeropostale, Inc.*	177,514
14,635	American Eagle Outfitters, Inc.	395,145
4,145	American Greetings Corp., Class A	108,641
5,238	AnnTaylor Stores Corp.*	204,754
5,421	Applebee’s International, Inc.	142,030
5,201	ArvinMeritor, Inc.	108,597
811	Bandag, Inc.	41,158
3,733	Barnes & Noble, Inc.	159,660
2,856	Beazer Homes USA, Inc.	102,159
6,419	Belo Corp., Class A	142,694
1,835	Blyth, Inc.	50,352
2,609	Bob Evans Farms, Inc.	100,968
4,334	Borders Group, Inc.	96,605
4,227	BorgWarner, Inc.	355,744
3,116	Boyd Gaming Corp.	155,925
8,277	Brinker International, Inc.	264,533
4,535	Callaway Golf Co.	82,401
6,920	Career Education Corp.*	241,300
15,671	Carmax, Inc.*	376,104
2,646	Catalina Marketing Corp.	84,407
1,838	CBRL Group, Inc.	82,600
8,993	Charming Shoppes, Inc.*	112,053
5,249	Cheesecake Factory (The)*	148,127
12,819	Chico’s FAS, Inc.*	349,190
4,412	Coldwater Creek, Inc.*	109,638
6,302	Corinthian Colleges, Inc.*	92,072
4,348	DeVry, Inc.	146,093
2,743	Dick’s Sporting Goods, Inc.*	152,429
7,484	Dollar Tree Stores, Inc.*	316,648
2,044	Entercom Communications Corp., Class A	54,370
11,351	Foot Locker, Inc.	249,041
3,524	Furniture Brands International, Inc.	51,098
11,063	GameStop Corp., Class A*	409,110
10,423	Gentex Corp.	185,008
7,029	Hanesbrands, Inc.*	183,457
3,445	Harte-Hanks, Inc.	90,466
2,667	Hovnanian Enterprises, Inc., Class A*	67,369
2,608	International Speedway Corp., Class A	136,659
2,337	ITT Educational Services, Inc.*	264,525
3,225	John Wiley & Sons, Inc., Class A	147,866
3,751	Laureate Education, Inc.*	224,722
5,570	Lear Corp.*	198,682
3,359	Lee Enterprises, Inc.	84,378
2,392	Matthews International Corp., Class A	105,750
2,540	MDC Holdings, Inc.	138,024
1,760	Media General, Inc., Class A	64,152
2,396	Modine Manufacturing Co.	56,330
3,917	Mohawk Industries, Inc.*	399,769
4,409	NetFlix, Inc.*	96,645
352	NVR, Inc.*	280,544
8,271	O’Reilly Automotive, Inc.*	314,215
5,479	OSI Restaurant Partners, Inc.	222,995
5,066	Pacific Sunwear Of California*	100,763
4,813	Payless Shoesource, Inc.*	171,920
9,898	PetSmart, Inc.	338,710
4,049	Phillips-Van Heusen	247,475
3,277	Regis Corp.	130,654
5,127	Rent-A-Center, Inc.*	138,942
10,192	Ross Stores, Inc.	334,705
3,960	Ruby Tuesday, Inc.	109,177
3,105	Ryland Group, Inc.	143,451
10,127	Saks, Inc.	202,945
1,891	Scholastic Corp.*	60,077
4,894	Scientific Games Corp.*	182,742
4,172	Sotheby’s	198,045
1,043	Strayer Education, Inc.	130,542
2,560	Thor Industries, Inc.	111,565
3,665	Timberland Co., Class A*	100,201
9,250	Toll Brothers, Inc.*	271,303
4,451	Tupperware Brands Corp.	128,678
8,167	Urban Outfitters, Inc.*	217,079
3,492	Valassis Communications, Inc.*	62,542
412	Washington Post Co. (The), Class B	316,828
5,100	Westwood One, Inc.	41,106
8,180	Williams-Sonoma, Inc.	277,220
		13,308,305

	Consumer Staples – 2.4%

5,936	Alberto-Culver Co.	147,450
4,694	BJ’s Wholesale Club, Inc.*	177,527
4,785	Church & Dwight Co., Inc.	239,298

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

4,094	Energizer Holdings, Inc.*	$405,552
4,440	Hansen Natural Corp.*	176,712
5,332	Hormel Foods Corp.	199,683
4,129	JM Smucker Co. (The)	238,243
1,705	Lancaster Colony Corp.	74,696
4,118	NBTY, Inc.*	216,319
4,413	PepsiAmericas, Inc.	108,648
2,619	Ruddick Corp.	81,948
8,683	Smithfield Foods, Inc.*	279,072
1,978	Tootsie Roll Industries, Inc.	55,582
1,894	Universal Corp.	120,402
		2,521,132

	Energy – 7.6%

10,383	Arch Coal, Inc.	419,266
8,207	Cameron International Corp.*	581,876
6,071	Cimarex Energy Co.	255,164
8,785	Denbury Resources, Inc.*	318,544
3,873	Encore Acquisition Co.*	106,701
4,927	FMC Technologies, Inc.*	372,481
3,998	Forest Oil Corp.*	162,279
7,965	Frontier Oil Corp.	320,671
9,331	Grant Prideco, Inc.*	529,907
7,628	Hanover Compressor Co.*	190,700
7,528	Helmerich & Payne, Inc.	255,124
9,480	Newfield Exploration Co.*	455,419
12,428	Noble Energy, Inc.	786,568
1,817	Overseas Shipholding Group	144,542
11,417	Patterson-UTI Energy, Inc.	301,637
9,008	Pioneer Natural Resources Co.	464,993
5,280	Plains Exploration & Production Co.*	279,418
4,266	Pogo Producing Co.	230,663
12,060	Pride International, Inc.*	434,281
4,041	Quicksilver Resources, Inc.*	179,784
12,324	Southwestern Energy Co.*	586,622
5,881	Superior Energy Services*	236,181
4,191	Tidewater, Inc.	276,606
		7,889,427

	Financials – 14.5%

5,489	A.G. Edwards, Inc.	483,910
7,214	AMB Property Corp. (REIT)	417,330
5,109	American Financial Group, Inc.	182,136
8,564	AmeriCredit Corp.*	227,374
7,172	Arthur J. Gallagher & Co.	210,857
9,516	Associated Banc-Corp.	314,123
6,157	Astoria Financial Corp.	164,146
3,627	Bank of Hawaii Corp.	194,081
8,401	Brown & Brown, Inc.	218,930
3,776	Cathay General Bancorp	127,931
2,919	City National Corp.	226,047
11,145	Colonial BancGroup, Inc. (The)	281,300
3,497	Commerce Group, Inc.	119,213
3,187	Cousins Properties, Inc. (REIT)	103,195
4,366	Cullen/Frost Bankers, Inc.	232,140
9,217	Eaton Vance Corp.	404,534
2,692	Equity One, Inc. (REIT)	78,876
4,670	Everest Re Group Ltd.	500,764
16,158	Fidelity National Financial, Inc., Class A	453,070
7,037	First American Corp.	376,831
7,970	First Niagara Financial Group, Inc.	109,348
5,841	FirstMerit Corp.	125,757
3,722	Greater Bay Bancorp	103,881
3,740	Hanover Insurance Group, Inc. (The)	182,475
8,160	HCC Insurance Holdings, Inc.	268,546
4,102	Highwoods Properties, Inc. (REIT)	179,832
3,145	Horace Mann Educators Corp.	70,196
6,844	Hospitality Properties Trust (REIT)	304,147
5,275	IndyMac Bancorp, Inc.	177,135
4,813	Investors Financial Services Corp.	296,096
7,671	Jeffries Group, Inc.	235,039
11,833	Leucadia National Corp.	424,095
6,667	Liberty Property Trust (REIT)	312,816
5,248	Macerich Co. (The) (REIT)	468,122
4,943	Mack-Cali Realty Corp. (REIT)	238,697
2,592	Mercury General Corp.	145,385
6,509	Nationwide Health Properties, Inc. (REIT)	202,235
19,995	New York Community Bancorp, Inc.	349,513
5,790	Nuveen Investments, Inc., Class A	317,639
4,369	Ohio Casualty Corp.	188,129
16,860	Old Republic International Corp.	365,188
6,336	PMI Group, Inc. (The)	313,252
2,837	Potlatch Corp. (REIT)	124,204
5,106	Protective Life Corp.	255,453
5,829	Radian Group, Inc.	360,815
6,750	Raymond James Financial, Inc.	224,842

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

5,633	Rayonier, Inc. (REIT)	$253,260
5,046	Regency Centers Corp. (REIT)	396,464
4,624	SEI Investments Co.	285,440
3,907	Stancorp Financial Group, Inc.	198,710
2,516	SVB Financial Group*	133,524
8,182	TCF Financial Corp.	230,978
9,886	UDR, Inc. (REIT)	300,139
2,932	Unitrin, Inc.	143,609
6,115	Waddell & Reed Financial, Inc.	158,623
6,377	Washington Federal, Inc.	159,935
4,118	Webster Financial Corp.	185,269
5,511	Weingarten Realty Investors (REIT)	257,143
2,212	Westamerica Bancorporation	102,416
4,995	Wilmington Trust Corp.	213,336
12,377	WR Berkley Corp.	407,698
		15,086,169

	Health Care – 9.9%

4,354	Advanced Medical Optics, Inc.*	152,825
4,975	Affymetrix, Inc.*	129,250
3,159	Apria Healthcare Group, Inc.*	91,485
4,497	Beckman Coulter, Inc.	294,104
4,792	Cephalon, Inc.*	397,784
4,774	Cerner Corp.*	271,211
4,882	Charles River Laboratories International, Inc.*	259,576
6,861	Community Health Systems, Inc.*	261,541
4,665	Covance, Inc.*	310,456
8,372	Cytyc Corp.*	353,968
11,095	Dentsply International, Inc.	400,973
4,221	Edwards Lifesciences Corp.*	211,894
9,756	Endo Pharmaceuticals Holdings, Inc.*	344,582
3,815	Gen-Probe, Inc.*	206,353
17,659	Health Management Associates, Inc., Class A	194,249
8,161	Health Net, Inc.*	465,830
6,415	Henry Schein, Inc.*	343,395
4,487	Hillenbrand Industries, Inc.	297,039
2,708	Intuitive Surgical, Inc.*	372,702
3,432	Invitrogen Corp.*	248,614
2,304	Kindred Healthcare, Inc.*	73,728
4,184	LifePoint Hospitals, Inc.*	169,829
6,384	Lincare Holdings, Inc.*	255,935
4,054	Medicis Pharmaceutical Corp., Class A	133,782
23,172	Millennium Pharmaceuticals, Inc.*	251,880
8,859	Omnicare, Inc.	331,504
2,620	Par Pharmaceutical Cos., Inc.*	76,792
8,406	PDL BioPharma, Inc.*	231,249
5,537	Perrigo Co.	108,304
7,570	Pharmaceutical Product Development, Inc.	276,305
3,917	Psychiatric Solutions, Inc.*	152,841
5,602	Resmed, Inc.*	252,538
8,036	Sepracor, Inc.*	391,353
4,731	STERIS Corp.	142,261
2,875	Techne Corp.*	171,609
6,444	Triad Hospitals, Inc.*	344,818
3,929	Universal Health Services, Inc., Class B	242,773
6,886	Valeant Pharmaceuticals International	108,730
2,229	Varian, Inc.*	131,177
6,099	VCA Antech, Inc.*	241,398
2,410	Ventana Medical Systems, Inc.*	124,019
9,236	Vertex Pharmaceuticals, Inc.*	275,787
2,419	WellCare Health Plans, Inc.*	222,645
		10,319,088

	Industrials – 13.1%

6,662	AGCO Corp.*	288,331
6,662	Airtran Holdings, Inc.*	82,542
2,939	Alaska Air Group, Inc.*	85,701
3,127	Alexander & Baldwin, Inc.	167,263
2,405	Alliant Techsystems, Inc.*	242,905
7,746	Ametek, Inc.	292,334
7,387	Avis Budget Group, Inc.*	223,457
3,538	Brink’s Co. (The)	233,260
4,450	Carlisle Cos., Inc.	196,468
5,585	ChoicePoint, Inc.*	244,958
3,395	Con-way, Inc.	192,497
5,192	Copart, Inc.*	161,939
2,785	Corporate Executive Board Co.	185,230
3,713	Crane Co.	162,221
3,763	Deluxe Corp.	164,330
5,025	Donaldson Co., Inc.	183,563
2,955	DRS Technologies, Inc.	151,739
4,376	Dun & Bradstreet Corp.	438,169

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

15,613	Expeditors International Washington, Inc.	$681,664
9,152	Fastenal Co.	396,648
3,475	Federal Signal Corp.	56,782
4,132	Flowserve Corp.	286,802
3,867	GATX Corp.	198,957
4,860	Graco, Inc.	194,594
2,472	Granite Construction, Inc.	169,307
6,129	Harsco Corp.	326,431
4,704	Herman Miller, Inc.	169,344
3,494	HNI Corp.	153,946
4,373	Hubbell, Inc., Class B	246,331
8,628	Jacobs Engineering Group, Inc.*	499,993
7,503	JB Hunt Transport Services, Inc.	218,637
12,994	JetBlue Airways Corp.*	140,075
7,979	Joy Global, Inc.	451,851
12,227	KBR, Inc.*	336,609
1,571	Kelly Services, Inc., Class A	45,276
2,819	Kennametal, Inc.	216,838
3,521	Korn/Ferry International*	91,581
3,122	Lincoln Electric Holdings, Inc.	219,445
6,212	Manpower, Inc.	571,504
2,179	Mine Safety Appliances Co.	93,697
3,901	MSC Industrial Direct Co.	208,938
3,960	Navigant Consulting, Inc.*	82,526
2,458	Nordson Corp.	127,791
5,391	Oshkosh Truck Corp.	332,571
7,286	Pentair, Inc.	269,509
8,630	Quanta Services, Inc.*	258,986
12,289	Republic Services, Inc.	372,111
2,191	Rollins, Inc.	50,590
6,412	Roper Industries, Inc.	374,204
504	Sequa Corp., Class A*	55,440
4,355	SPX Corp.	382,674
3,232	Stericycle, Inc.*	294,662
2,853	Teleflex, Inc.	229,096
3,748	Thomas & Betts Corp.*	217,459
6,870	Timken Co.	241,549
5,832	Trinity Industries, Inc.	269,264
4,858	United Rentals, Inc.*	162,986
3,628	Werner Enterprises, Inc.	70,129
4,173	YRC Worldwide, Inc.*	167,755
		13,631,459

	Information Technology – 13.4%

28,975	3 Com Corp.*	135,603
18,199	Activision, Inc.*	360,158
5,028	Acxiom Corp.	139,778
4,499	Adtran, Inc.	121,743
1,453	Advent Software, Inc.*	52,381
4,817	Alliance Data Systems Corp.*	375,341
12,985	Amphenol Corp., Class A	464,603
11,421	Andrew Corp.*	151,100
8,963	Arrow Electronics, Inc.*	367,931
31,243	Atmel Corp.*	174,648
9,376	Avnet, Inc.*	401,668
3,704	Avocent Corp.*	103,823
8,827	BISYS Group, Inc. (The)*	103,717
10,033	Broadridge Financial Solutions, Inc.*	203,068
20,407	Cadence Design Systems, Inc.*	463,443
4,419	CDW Corp.	376,234
10,299	Ceridian Corp.*	364,276
6,374	Checkfree Corp.*	250,180
4,369	CommScope, Inc.*	239,115
6,142	Cree, Inc.*	138,195
3,307	CSG Systems International, Inc.*	91,935
13,492	Cypress Semiconductor Corp.*	289,673
4,793	Diebold, Inc.	237,637
3,015	Digital River, Inc.*	155,031
4,036	DST Systems, Inc.*	337,934
2,965	Dycom Industries, Inc.*	88,179
3,011	F5 Networks, Inc.*	244,674
4,166	Fair Isaac Corp.	157,683
9,011	Fairchild Semiconductor International, Inc.*	165,983
3,794	Gartner, Inc.*	104,563
4,993	Global Payments, Inc.	199,920
9,778	Harris Corp.	488,118
2,558	Imation Corp.	96,974
10,397	Ingram Micro, Inc.*	215,426
14,331	Integrated Device Technology, Inc.*	215,108
5,288	International Rectifier Corp.*	191,584
9,890	Intersil Corp., Class A	297,689
5,635	Jack Henry & Associates, Inc.	149,046
6,106	Kemet Corp.*	46,894
10,340	Lam Research Corp.*	554,844
8,369	Lattice Semiconductor Corp.*	44,105

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

3,805	Macrovision Corp.*	$106,350
11,634	McAfee, Inc.*	427,666
6,196	Mentor Graphics Corp.*	88,355
4,135	Micrel, Inc.	51,522
15,759	Microchip Technology, Inc.	639,500
6,116	MoneyGram International, Inc.	178,220
7,475	MPS Group, Inc.*	102,781
4,162	National Instruments Corp.	131,186
7,445	Palm, Inc.*	121,279
8,319	Parametric Technology Corp.*	155,399
3,493	Plantronics, Inc.	84,880
6,628	Polycom, Inc.*	210,240
9,495	Powerwave Technologies, Inc.*	60,578
14,073	RF Micro Devices, Inc.*	91,897
5,312	Semtech Corp.*	88,445
4,000	Silicon Laboratories, Inc.*	138,480
3,006	SRA International, Inc., Class A*	76,322
6,705	Sybase, Inc.*	161,322
10,587	Synopsys, Inc.*	280,767
3,971	Tech Data Corp.*	146,371
2,737	Transaction Systems Architects, Inc.*	93,195
10,011	TriQuint Semiconductor, Inc.*	52,858
7,756	Utstarcom, Inc.*	55,921
7,258	Valueclick, Inc.*	227,393
13,454	Vishay Intertechnology, Inc.*	239,750
16,046	Western Digital Corp.*	301,825
5,509	Wind River Systems, Inc.*	58,451
5,027	Zebra Technologies Corp.*	201,633
		13,932,591

	Materials – 5.4%

5,729	Airgas, Inc.	244,285
5,762	Albemarle Corp.	234,168
4,099	Bowater, Inc.	85,218
4,693	Cabot Corp.	226,719
17,584	Chemtura Corp.	191,490
8,622	Commercial Metals Co.	303,063
3,068	Cytec Industries, Inc.	182,393
3,146	Ferro Corp.	74,780
3,599	Florida Rock Industries, Inc.	244,948
2,794	FMC Corp.	233,746
3,267	Glatfelter	44,399
7,609	Louisiana-Pacific Corp.	155,985
5,043	Lubrizol Corp.	331,426
15,629	Lyondell Chemical Co.	580,930
3,286	Martin Marietta Materials, Inc.	510,776
1,386	Minerals Technologies, Inc.	88,163
5,360	Olin Corp.	108,486
5,968	Packaging Corp. of America	154,332
4,703	Reliance Steel & Aluminum Co.	288,623
8,725	RPM International, Inc.	198,232
3,186	Scotts Miracle-Gro Co., Class A (The)	146,683
3,410	Sensient Technologies Corp.	88,796
7,256	Sonoco Products Co.	314,185
6,363	Steel Dynamics, Inc.	298,425
7,450	Valspar Corp.	215,230
5,097	Worthington Industries, Inc.	107,598
		5,653,079

	Telecommunication Services – 0.7%

18,049	Cincinnati Bell, Inc.*	105,226
4,725	NeuStar, Inc., Class A*	137,308
7,592	Telephone & Data Systems, Inc.	469,945
		712,479

	Utilities – 6.7%

5,670	AGL Resources, Inc.	241,882
8,477	Alliant Energy Corp.	366,206
9,652	Aqua America, Inc.	220,645
27,323	Aquila, Inc.*	116,669
2,741	Black Hills Corp.	112,354
8,248	DPL, Inc.	251,646
6,206	Duquesne Light Holdings, Inc.	125,361
11,438	Energy East Corp.	276,457
8,870	Equitable Resources, Inc.	461,417
6,266	Great Plains Energy, Inc.	194,998
5,943	Hawaiian Electric Industries, Inc.	145,604
3,183	Idacorp, Inc.	105,707
13,212	MDU Resources Group, Inc.	400,456
6,037	National Fuel Gas Co.	275,046
11,252	Northeast Utilities	342,173
7,789	NSTAR	271,291
6,663	OGE Energy Corp.	245,998
8,085	Oneok, Inc.	437,398
14,036	Pepco Holdings, Inc.	419,115
5,534	PNM Resources, Inc.	163,308
8,512	Puget Energy, Inc.	214,588
8,508	SCANA Corp.	360,654

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

16,137	Sierra Pacific Resources*	$305,958
5,561	Vectren Corp.	161,047
6,380	Westar Energy, Inc.	169,134
3,584	WGL Holdings, Inc.	126,408
8,529	Wisconsin Energy Corp.	413,059
		6,924,579
	Total Common Stock (Cost $80,464,312)	89,978,308

Principal Amount
	Repurchase Agreements – 13.1%

$8,327,015	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $8,328,229 **	8,327,015
5,268,457	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $5,269,225 ***	5,268,457
	Total Repurchase Agreements (Cost $13,595,472)	13,595,472
	Total Investments (Cost $94,059,784) – 99.6%	103,573,780
	Other assets less liabilities — 0.4%	411,940
	Net Assets – 100.0%	$103,985,720

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*	Non-income producing security.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $8,482,072. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $5,351,806. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,181,664
Aggregate gross unrealized depreciation	(884,254)
Net unrealized appreciation	$9,297,410
Federal income tax cost of investments	$94,276,370

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	78	June - 07	$7,157,280	$487,402

Cash collateral in the amount of $371,756 was pledged for open futures contracts as of May 31, 2007:

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 06/27/07	$44,148,728	$720,471
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 06/27/07	52,985,722	878,217
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 06/27/07	11,893,078	197,090
		$1,795,778

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra SmallCap600

Shares		Value
	Common Stocks(a) – 88.1%
	Consumer Discretionary – 13.5%

231	4Kids Entertainment, Inc.*	$3,906
855	Aaron Rents, Inc.	24,521
521	Arbitron, Inc.	27,280
210	Arctic Cat, Inc.	4,019
255	Ashworth, Inc.*	2,091
319	Audiovox Corp.*	4,284
208	Bassett Furniture Industries, Inc.	2,985
244	Blue Nile, Inc.*	14,023
459	Bright Horizons Family Solutions, Inc.*	19,434
756	Brown Shoe Co., Inc.	22,408
512	Building Materials Holding Corp.	7,844
336	California Pizza Kitchen, Inc.*	12,321
553	Cato Corp. (The), Class A	12,028
584	CEC Entertainment, Inc.*	22,612
1,344	Champion Enterprises, Inc.*	15,281
409	Childrens Place Retail Stores, Inc. (The)*	23,092
654	Christopher & Banks Corp.	12,354
1,151	CKE Restaurants, Inc.	25,080
276	Coachmen Industries, Inc.	2,835
488	Coinstar, Inc.*	15,416
387	Cost Plus, Inc.*	3,576
91	CPI Corp.	7,221
589	CROCS, Inc.*	47,921
192	Deckers Outdoor Corp.*	16,875
809	Dress Barn, Inc.*	18,680
327	Drew Industries, Inc.*	11,017
557	Ethan Allen Interiors, Inc.	20,225
735	Finish Line, Class A	9,408
1,124	Fleetwood Enterprises, Inc.*	10,464
793	Fossil, Inc.*	24,750
702	Fred’s, Inc.	10,095
394	Genesco, Inc.*	20,626
426	Group 1 Automotive, Inc.	17,977
517	Guitar Center, Inc.*	27,727
555	Gymboree Corp.*	24,808
398	Haverty Furniture Cos., Inc.	4,852
557	Hibbett Sports, Inc.*	15,579
775	HOT Topic, Inc.*	8,587
994	Iconix Brand Group, Inc.*	22,116
276	Ihop Corp.	16,049
599	Jack in the Box, Inc.*	45,806
488	Jakks Pacific, Inc.*	12,820
428	Jo-Ann Stores, Inc.*	14,475
316	JOS A Bank Clothiers, Inc.*	13,300
468	K-Swiss, Inc., Class A	13,577
865	K2, Inc.*	13,200
442	Kellwood Co.	12,734
286	Keystone Automotive Industries, Inc.*	11,815
901	La-Z-Boy, Inc.	10,596
298	Landry’s Restaurants, Inc.	8,719
251	Libbey, Inc.	5,627
279	Lithia Motors, Inc., Class A	7,500
1,150	Live Nation, Inc.*	25,760
795	LKQ Corp.*	19,851
213	M/I Homes, Inc.	6,130
375	Marcus Corp.	8,764
327	MarineMax, Inc.*	6,795
928	Men’s Wearhouse, Inc.	49,499
385	Meritage Homes Corp.*	13,356
207	Midas, Inc.*	4,651
470	Monaco Coach Corp.	7,243
184	Monarch Casino & Resort, Inc.*	5,025
357	Movado Group, Inc.	11,899
485	Multimedia Games, Inc.*	6,159
83	National Presto Industries, Inc.	5,031
552	Nautilus, Inc.	7,110
410	O’Charley’s, Inc.*	9,262
269	Oxford Industries, Inc.	12,248
558	Panera Bread Co., Class A*	31,454
393	Papa John’s International, Inc.*	12,163
242	Peet’s Coffee & Tea, Inc.*	6,309
955	Pep Boys - Manny, Moe & Jack	20,341
425	PetMed Express, Inc.*	5,487
447	PF Chang’s China Bistro, Inc.*	17,339
1,047	Pinnacle Entertainment, Inc.*	32,038
623	Polaris Industries, Inc.	34,321
882	Pool Corp.	36,118
157	Pre-Paid Legal Services, Inc.*	10,200
2,143	Quiksilver, Inc.*	30,238
1,351	Radio One, Inc., Class D*	10,146
535	Rare Hospitality International, Inc.*	15,536
370	RC2 Corp.*	16,628
292	Red Robin Gourmet Burgers, Inc.*	12,536
201	Russ Berrie & Co., Inc.*	3,411
305	Ruth’s Chris Steak House*	5,585
877	Select Comfort Corp.*	15,891

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

615	Shuffle Master, Inc.*	$11,826
478	Skechers U.S.A., Inc., Class A*	15,344
120	Skyline Corp.	3,977
528	Sonic Automotive, Inc., Class A	16,437
1,194	Sonic Corp.*	29,110
767	Stage Stores, Inc.	16,030
336	Stamps.com, Inc.*	4,586
209	Standard Motor Products, Inc.	3,250
1,136	Standard-Pacific Corp.	24,219
495	Steak N Shake Co. (The)*	7,524
474	Stein Mart, Inc.	5,944
640	Stride Rite Corp.	12,896
322	Sturm Ruger & Co., Inc.*	4,466
402	Superior Industries International, Inc.	9,077
942	Texas Roadhouse, Inc., Class A*	13,047
608	Tractor Supply Co.*	32,352
1,137	Triarc Cos., Inc., Class B	17,567
523	Tuesday Morning Corp.	7,291
561	Tween Brands, Inc.*	24,420
250	Unifirst Corp.	10,440
406	Universal Technical Institute, Inc.*	9,586
170	Vertrue, Inc.*	8,202
551	Winnebago Industries	17,081
419	WMS Industries, Inc.*	17,749
975	Wolverine World Wide, Inc.	28,304
859	Zale Corp.*	23,073
		1,670,858

	Consumer Staples – 3.5%

1,541	Alliance One International, Inc.*	14,809
886	Casey’s General Stores, Inc.	23,931
1,253	Central Garden & Pet Co. Class A*	16,690
327	Chattem, Inc.*	20,820
1,306	Corn Products International, Inc.	53,585
641	Delta & Pine Land Co.	26,826
907	Flowers Foods, Inc.	31,292
342	Great Atlantic & Pacific Tea Co.*	11,802
692	Hain Celestial Group, Inc.*	19,791
240	J&J Snack Foods Corp.	9,439
541	Lance, Inc.	12,849
498	Longs Drug Stores Corp.	28,525
278	Mannatech, Inc.	3,898
235	Nash Finch Co.	11,057
614	Performance Food Group Co.*	21,797
978	Playtex Products, Inc.*	14,572
470	Ralcorp Holdings, Inc.*	27,335
279	Sanderson Farms, Inc.	11,994
380	Spartan Stores, Inc.	10,032
681	Spectrum Brands, Inc.*	5,720
548	TreeHouse Foods, Inc.*	15,366
751	United Natural Foods, Inc.*	20,555
160	USANA Health Sciences, Inc.*	6,221
299	WD-40 Co.	9,966
		428,872

	Energy – 5.7%

474	Atwood Oceanics, Inc.*	31,113
413	Bristow Group, Inc.*	20,344
1,696	Cabot Oil & Gas Corp.	66,144
356	CARBO Ceramics, Inc.	15,806
425	Dril-Quip, Inc.*	20,621
1,601	Helix Energy Solutions Group, Inc.*	63,800
408	Hornbeck Offshore Services, Inc.*	16,283
1,234	Input/Output, Inc.*	19,781
538	Lone Star Technologies, Inc.*	36,251
262	Lufkin Industries, Inc.	16,745
1,423	Massey Energy Co.	41,239
426	Matrix Service Co.*	10,884
972	Oceaneering International, Inc.*	48,639
329	Penn Virginia Corp.	26,254
259	Petroleum Development Corp.*	13,201
375	SEACOR Holdings, Inc.*	34,684
1,100	St. Mary Land & Exploration Co.	41,096
490	Stone Energy Corp.*	15,989
523	Swift Energy Co.*	22,505
1,269	Tetra Technologies, Inc.*	35,443
812	Unit Corp.*	50,027
531	W-H Energy Services, Inc.*	33,878
500	World Fuel Services Corp.	20,455
		701,182

	Financials – 13.9%

563	Acadia Realty Trust (REIT)	15,995
319	Anchor Bancorp Wisconsin, Inc.	9,133
1,058	Bank Mutual Corp.	12,516
804	BankAtlantic Bancorp, Inc., Class A	7,622
560	BankUnited Financial Corp., Class A	12,835
645	Boston Private Financial Holdings, Inc.	18,260
1,081	Brookline Bancorp, Inc.	12,907

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

496	Cascade Bancorp	$11,160
521	Cash America International, Inc.	21,616
539	Central Pacific Financial Corp.	18,288
794	Chittenden Corp.	23,153
812	Colonial Properties Trust (REIT)	40,072
526	Community Bank System, Inc.	10,815
582	Corus Bankshares, Inc.	10,587
758	Delphi Financial Group, Inc.	32,549
482	Dime Community Bancshares	6,507
342	Downey Financial Corp.	24,894
1,079	East West Bancorp, Inc.	43,743
415	EastGroup Properties, Inc. (REIT)	20,293
465	Entertainment Properties Trust (REIT)	27,458
451	Essex Property Trust, Inc. (REIT)	57,381
483	Financial Federal Corp.	13,133
1,461	First Bancorp	18,350
482	First Cash Financial Services, Inc.*	12,016
1,103	First Commonwealth Financial Corp.	12,475
562	First Financial Bancorp	8,273
226	First Indiana Corp.	4,751
876	First Midwest Bancorp, Inc.	32,228
542	First Republic Bank	29,349
291	FirstFed Financial Corp.*	18,761
681	Flagstar Bancorp, Inc.	8,758
413	Franklin Bank Corp.*	6,810
1,189	Fremont General Corp.	15,754
696	Frontier Financial Corp.	16,189
923	Glacier Bancorp, Inc.	19,752
725	Hanmi Financial Corp.	12,666
635	Hilb Rogal & Hobbs Co.	27,553
357	Independent Bank Corp.	6,173
342	Infinity Property & Casualty Corp.	18,068
1,142	Inland Real Estate Corp. (REIT)	20,556
775	Investment Technology Group, Inc.*	31,504
329	Irwin Financial Corp.	5,231
574	Kilroy Realty Corp. (REIT)	42,660
507	Kite Realty Group Trust (REIT)	10,779
937	LaBranche & Co., Inc.*	7,740
307	LandAmerica Financial Group, Inc.	28,456
1,233	Lexington Realty Trust (REIT)	25,646
364	LTC Properties, Inc. (REIT)	8,729
491	MAF Bancorp, Inc.	26,455
863	Medical Properties Trust, Inc. (REIT)	12,280
445	Mid-America Apartment Communities, Inc. (REIT)	26,144
368	Nara Bancorp, Inc.	5,910
1,146	National Retail Properties, Inc. (REIT)	27,790
279	Parkway Properties, Inc. (REIT)	14,466
1,007	Philadelphia Consolidated Holding Co.*	41,488
324	Piper Jaffray Cos.*	21,676
280	Portfolio Recovery Associates, Inc.	16,576
378	Presidential Life Corp.	6,902
325	PrivateBancorp, Inc.	10,901
584	ProAssurance Corp.*	33,008
604	Prosperity Bancshares, Inc.	20,923
565	Provident Bankshares Corp.	18,899
280	PS Business Parks, Inc. (REIT)	18,802
467	Rewards Network, Inc.*	1,826
350	RLI Corp.	20,107
252	Safety Insurance Group, Inc.	10,493
176	SCPIE Holdings, Inc.*	3,766
1,000	Selective Insurance Group	27,370
1,306	Senior Housing Properties Trust (REIT)	30,691
520	Signature Bank*	17,290
1,307	South Financial Group, Inc. (The)	31,107
360	Sovran Self Storage, Inc. (REIT)	19,181
328	Sterling Bancorp	5,258
1,264	Sterling Bancshares, Inc.	14,523
895	Sterling Financial Corp.	27,065
320	Stewart Information Services Corp.	12,678
915	Susquehanna Bancshares, Inc.	19,700
432	SWS Group, Inc.	10,428
549	Tanger Factory Outlet Centers (REIT)	23,031
448	TradeStation Group, Inc.*	5,340
214	Triad Guaranty, Inc.*	9,542
1,314	Trustco Bank Corp./NY	12,759
1,748	UCBH Holdings, Inc.	32,530
1,111	Umpqua Holdings Corp.	27,731
640	United Bankshares, Inc.	21,600
634	United Community Banks, Inc.	19,267
368	United Fire & Casualty Co.	14,407
1,157	Whitney Holding Corp.	35,913
272	Wilshire Bancorp, Inc.	3,465
439	Wintrust Financial Corp.	20,146
308	World Acceptance Corp.*	13,053
649	Zenith National Insurance Corp.	31,392
		1,724,023

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care – 10.5%

855	Allscripts Healthcare Solutions, Inc.*	$20,999
591	Alpharma, Inc., Class A	14,361
453	Amedisys, Inc.*	16,897
1,262	American Medical Systems Holdings, Inc.*	23,675
918	AMERIGROUP Corp.*	23,409
608	AMN Healthcare Services, Inc.*	13,692
527	Amsurg Corp.*	12,969
244	Analogic Corp.	16,104
496	Arqule, Inc.*	4,454
482	Arthrocare Corp.*	21,242
415	Biolase Technology, Inc.*	2,490
280	Biosite, Inc.*	25,738
288	Bradley Pharmaceuticals, Inc.*	6,359
496	Cambrex Corp.	6,165
761	Centene Corp.*	17,495
468	Chemed Corp.	31,356
492	Conmed Corp.*	15,404
789	Cooper Cos., Inc. (The)	43,505
382	Cross Country Healthcare, Inc.*	6,651
394	CryoLife, Inc.*	5,752
388	Cyberonics, Inc.*	7,287
222	Datascope Corp.	8,181
422	Digene Corp.*	18,779
335	Dionex Corp.*	23,751
411	DJO, Inc.*	16,033
547	Enzo Biochem, Inc.*	8,894
347	Genesis HealthCare Corp.*	23,700
479	Gentiva Health Services, Inc.*	9,810
388	Greatbatch, Inc.*	11,656
464	Haemonetics Corp.*	23,033
523	HealthExtras, Inc.*	15,915
613	Healthways, Inc.*	28,578
934	Hologic, Inc.*	50,520
1,186	Hooper Holmes, Inc.*	4,305
257	ICU Medical, Inc.*	10,319
547	Idexx Laboratories, Inc.*	48,295
1,207	Immucor, Inc.*	38,117
346	Integra LifeSciences Holdings Corp.*	17,757
561	Invacare Corp.	9,958
529	inVentiv Health, Inc.*	19,922
215	Kendle International, Inc.*	7,424
208	Kensey Nash Corp.*	4,853
349	LCA-Vision, Inc.	15,792
565	Martek Biosciences Corp.*	11,825
377	Matria Healthcare, Inc.*	12,064
745	Mentor Corp.	30,128
568	Meridian Bioscience, Inc.	11,996
482	Merit Medical Systems, Inc.*	5,519
1,395	MGI Pharma, Inc.*	29,825
434	Noven Pharmaceuticals, Inc.*	10,177
592	Odyssey HealthCare, Inc.*	7,678
465	Option Care, Inc.	7,008
304	Osteotech, Inc.*	2,225
707	Owens & Minor, Inc.	25,098
319	Palomar Medical Technologies, Inc.*	12,406
479	Parexel International Corp.*	19,265
851	Pediatrix Medical Group, Inc.*	49,035
323	PharmaNet Development Group , Inc.*	10,372
397	PolyMedica Corp.	16,142
302	Possis Medical, Inc.*	3,555
1,182	PSS World Medical, Inc.*	22,162
1,152	Regeneron Pharmaceuticals, Inc.*	25,851
302	RehabCare Group, Inc.*	4,766
351	Res-Care, Inc.*	7,266
1,284	Respironics, Inc.*	56,689
814	Savient Pharmaceuticals, Inc.*	11,575
518	Sciele Pharma, Inc.*	12,805
979	Sierra Health Services, Inc.*	40,805
786	Sunrise Senior Living, Inc.*	30,780
274	SurModics, Inc.*	10,280
619	Symmetry Medical, Inc.*	9,489
583	Theragenics Corp.*	2,559
580	Viasys Healthcare, Inc.*	24,911
1,224	Viropharma, Inc.*	17,736
136	Vital Signs, Inc.	7,914
		1,301,502

	Industrials – 16.2%

648	AAR Corp.*	21,060
765	ABM Industries, Inc.	22,575
762	Acuity Brands, Inc.	46,261
427	Administaff, Inc.	15,568
511	Albany International Corp.	19,990
167	Angelica Corp.	4,192
399	A.O. Smith Corp.	15,677
497	Apogee Enterprises, Inc.	12,236

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

663	Applied Industrial Technologies, Inc.	$19,399
213	Applied Signal Technology, Inc.	3,457
442	Arkansas Best Corp.	18,250
530	Armor Holdings, Inc.*	45,543
330	Astec Industries, Inc.*	14,220
361	ASV, Inc.*	6,328
723	Baldor Electric Co.	33,533
702	Barnes Group, Inc.	20,702
783	Belden, Inc.	44,835
510	Bowne & Co., Inc.	9,889
946	Brady Corp., Class A	35,134
867	Briggs & Stratton Corp.	28,134
450	C&D Technologies, Inc.*	2,804
186	Cascade Corp.	12,667
228	CDI Corp.	7,624
476	Ceradyne, Inc.*	32,163
898	Clarcor, Inc.	30,011
207	Consolidated Graphics, Inc.*	15,028
272	Cubic Corp.	6,835
775	Curtiss-Wright Corp.	34,929
288	EDO Corp.	9,668
558	EGL, Inc.*	25,863
559	EMCOR Group, Inc.*	36,665
375	EnPro Industries, Inc.*	15,578
449	Esterline Technologies Corp.*	20,430
534	Forward Air Corp.	18,161
643	Frontier Airlines Holdings, Inc.*	3,903
378	G&K Services, Inc., Class A	14,390
927	Gardner Denver, Inc.*	38,183
981	GenCorp, Inc.*	13,155
461	Griffon Corp.*	10,760
485	Healthcare Services Group	13,517
1,034	Heartland Express, Inc.	17,340
307	Heidrick & Struggles International, Inc.*	14,963
699	HUB Group, Inc., Class A*	25,849
1,415	IDEX Corp.	53,346
478	Insituform Technologies, Inc.*	10,081
914	Interface, Inc., Class A	15,428
424	Kaman Corp.	12,457
1,346	Kansas City Southern*	55,253
494	Kaydon Corp.	23,836
933	Kirby Corp.*	37,339
1,013	Knight Transportation, Inc.	18,974
890	Labor Ready, Inc.*	21,360
984	Landstar System, Inc.	47,881
73	Lawson Products, Inc.	2,689
1,007	Lennox International, Inc.	34,490
205	Lindsay Corp.	7,042
286	Lydall, Inc.*	4,035
523	Magnetek, Inc.*	2,605
1,090	Manitowoc Co., Inc. (The)	82,600
581	Mesa Air Group, Inc.*	4,096
629	Mobile Mini, Inc.*	18,996
745	Moog, Inc., Class A*	32,080
649	Mueller Industries, Inc.	22,709
354	NCI Building Systems, Inc.*	18,199
491	Old Dominion Freight Line, Inc.*	15,334
616	On Assignment, Inc.*	6,714
547	Regal-Beloit Corp.	26,590
299	Robbins & Myers, Inc.	13,431
327	School Specialty, Inc.*	11,425
1,417	Shaw Group, Inc. (The)*	57,332
645	Simpson Manufacturing Co., Inc.	21,491
1,129	Skywest, Inc.	31,081
992	Spherion Corp.*	9,771
216	Standard Register Co. (The)	2,573
218	Standex International Corp.	6,220
612	Teledyne Technologies, Inc.*	28,201
1,018	Tetra Tech, Inc.*	22,457
707	Toro Co.	42,300
497	Tredegar Corp.	11,486
287	Triumph Group, Inc.	18,965
521	United Stationers, Inc.*	34,954
331	Universal Forest Products, Inc.	15,915
921	URS Corp.*	46,308
302	Valmont Industries, Inc.	21,288
373	Viad Corp.	16,550
343	Vicor Corp.	4,071
227	Volt Information Sciences, Inc.*	5,636
536	Wabash National Corp.	7,842
1,200	Waste Connections, Inc.*	36,984
430	Watsco, Inc.	27,180
744	Watson Wyatt Worldwide, Inc., Class A	38,368
520	Watts Water Technologies, Inc., Class A	19,708
517	Woodward Governor Co.	28,559
		2,011,699

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology – 14.7%

457	Actel Corp.*	$6,384
2,076	Adaptec, Inc.*	8,449
622	Advanced Energy Industries, Inc.*	15,264
1,292	Aeroflex, Inc.*	18,269
541	Agilysys, Inc.	11,750
1,139	AMIS Holdings, Inc.*	14,556
553	Anixter International, Inc.*	40,845
303	Ansoft Corp.*	9,708
680	Ansys, Inc.*	38,189
1,896	Arris Group, Inc.*	31,189
618	ATMI, Inc.*	18,880
722	Avid Technology, Inc.*	24,620
1,777	Axcelis Technologies, Inc.*	11,426
200	Bankrate, Inc.*	8,700
208	Bel Fuse, Inc., Class B	7,555
534	Bell Microproducts, Inc.*	3,439
1,263	Benchmark Electronics, Inc.*	27,925
304	Black Box Corp.	11,075
777	Blackbaud, Inc.	18,407
254	Blue Coat Systems, Inc.*	11,173
890	Brightpoint, Inc.*	11,695
1,328	Brooks Automation, Inc.*	23,492
420	Cabot Microelectronics Corp.*	14,053
540	CACI International, Inc., Class A*	27,837
474	Captaris, Inc.*	2,441
175	Catapult Communications Corp.*	1,773
856	C-COR, Inc.*	12,532
689	Checkpoint Systems, Inc.*	17,246
948	Ciber, Inc.*	8,447
780	Cognex Corp.	18,353
549	Coherent, Inc.*	17,030
399	Cohu, Inc.	8,156
406	Comtech Telecommunications Corp.*	18,177
490	Concur Technologies, Inc.*	9,761
628	CTS Corp.	7,549
655	Cymer, Inc.*	26,292
559	Daktronics, Inc.	13,394
442	Digi International, Inc.*	6,210
351	Diodes, Inc.*	12,983
579	Ditech Networks, Inc.*	4,632
510	DSP Group, Inc.*	11,113
828	eFunds Corp.*	27,995
512	Electro Scientific Industries, Inc.*	10,573
1,014	Epicor Software Corp.*	14,683
253	EPIQ Systems, Inc.*	6,679
638	Exar Corp.*	8,670
662	Factset Research Systems, Inc.	42,255
456	FEI Co.*	16,918
1,150	Flir Systems, Inc.*	47,564
406	Gerber Scientific, Inc.*	4,632
442	Gevity HR, Inc.	9,282
1,386	Harmonic, Inc.*	12,613
456	Hutchinson Technology, Inc.*	8,336
1,526	Informatica Corp.*	23,287
552	Infospace, Inc.	13,513
849	Insight Enterprises, Inc.*	18,814
376	Inter-Tel, Inc.	9,832
371	Intevac, Inc.*	7,157
526	Itron, Inc.*	35,584
859	j2 Global Communications, Inc.*	28,630
515	JDA Software Group, Inc.*	9,368
783	Keane, Inc.*	11,111
247	Keithley Instruments, Inc.	3,278
547	Komag, Inc.*	13,270
1,191	Kopin Corp.*	4,264
556	Kronos, Inc.*	30,463
1,009	Kulicke & Soffa Industries, Inc.*	9,656
394	Littelfuse, Inc.*	15,791
329	LoJack Corp.*	7,231
478	Manhattan Associates, Inc.*	13,891
321	Mantech International Corp., Class A*	10,266
381	MAXIMUS, Inc.	16,467
390	Mercury Computer Systems, Inc.*	5,078
641	Methode Electronics, Inc.	9,666
712	Micros Systems, Inc.*	39,509
1,323	Microsemi Corp.*	30,495
492	MIVA, Inc.*	2,740
651	MKS Instruments, Inc.*	17,740
321	MTS Systems Corp.	14,095
790	Napster , Inc.*	2,962
350	Neoware, Inc.*	4,245
602	Netgear, Inc.*	22,461
444	Network Equipment Technologies, Inc.*	4,640
720	Newport Corp.*	10,742
526	Novatel Wireless, Inc.*	12,219
355	Park Electrochemical Corp.	9,887

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

728	Paxar Corp.*	$22,022
391	PC-Tel, Inc.*	3,816
461	Pericom Semiconductor Corp.*	5,053
450	Phoenix Technologies Ltd.*	3,699
291	Photon Dynamics, Inc.*	3,186
733	Photronics, Inc.*	10,775
304	Planar Systems, Inc.*	2,204
812	Plexus Corp.*	17,872
715	Progress Software Corp.*	23,495
298	Quality Systems, Inc.	12,203
456	Radiant Systems, Inc.*	6,138
385	Radisys Corp.*	5,205
309	Rogers Corp.*	12,434
437	Rudolph Technologies, Inc.*	7,009
451	Scansource, Inc.*	13,070
1,132	Secure Computing Corp.*	8,626
2,864	Skyworks Solutions, Inc.*	20,306
456	Sonic Solutions, Inc.*	5,882
347	SPSS, Inc.*	15,271
397	Standard Microsystems Corp.*	12,315
198	Startek, Inc.	2,067
242	Supertex, Inc.*	8,114
520	SYKES Enterprises, Inc.*	10,130
815	Symmetricom, Inc.*	6,626
457	Synaptics, Inc.*	14,423
1,280	Take-Two Interactive Software, Inc.*	26,355
715	Technitrol, Inc.	18,833
1,151	THQ, Inc.*	39,249
233	Tollgrade Communications, Inc.*	2,575
2,073	Trimble Navigation Ltd.*	60,511
408	Ultratech, Inc.*	5,447
1,163	United Online, Inc.	19,841
1,444	Varian Semiconductor Equipment Associates, Inc.*	60,865
547	Veeco Instruments, Inc.*	9,912
432	Viasat, Inc.*	13,992
787	Websense, Inc.*	17,707
503	X-Rite, Inc.	7,525
		1,824,274

	Materials – 5.4%

223	AM Castle & Co.	8,251
383	AMCOL International Corp.	9,525
1,217	Aptargroup, Inc.	45,711
425	Arch Chemicals, Inc.	14,943
354	Brush Engineered Materials, Inc.*	18,992
663	Buckeye Technologies, Inc.*	9,428
510	Caraustar Industries, Inc.*	3,024
450	Carpenter Technology Corp.	59,656
405	Century Aluminum Co.*	22,818
814	Chaparral Steel Co.	59,585
349	Chesapeake Corp.	4,666
723	Cleveland-Cliffs, Inc.	63,834
179	Deltic Timber Corp.	9,659
600	Georgia Gulf Corp.	10,356
523	Gibraltar Industries, Inc.	11,265
1,063	HB Fuller Co.	28,967
743	Headwaters, Inc.*	14,652
223	Material Sciences Corp.*	2,368
474	Myers Industries, Inc.	10,509
259	Neenah Paper, Inc.	11,344
522	OM Group, Inc.*	32,630
737	Omnova Solutions, Inc.*	4,135
157	Penford Corp.	2,997
1,629	PolyOne Corp.*	11,615
286	Pope & Talbot, Inc.*	1,195
176	Quaker Chemical Corp.	4,215
650	Quanex Corp.	31,161
603	Rock-Tenn Co., Class A	21,057
403	RTI International Metals, Inc.*	35,766
461	Ryerson, Inc.	17,486
426	Schulman (A.), Inc.	10,305
274	Schweitzer-Mauduit International, Inc.	8,231
201	Steel Technologies, Inc.	6,024
479	Texas Industries, Inc.	41,663
724	Tronox, Inc., Class B	10,078
785	Wausau Paper Corp.	10,747
		668,858

	Telecommunication Services – 0.2%

354	CT Communications, Inc.	11,112
785	General Communication, Inc., Class A*	10,401
		21,513

	Utilities – 4.5%

534	Allete, Inc.	25,632
299	American States Water Co.	10,773
1,555	Atmos Energy Corp.	50,366
924	Avista Corp.	21,640

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

201	Cascade Natural Gas Corp.	$5,292
177	Central Vermont Public Service Corp.	6,450
238	CH Energy Group, Inc.	11,272
1,012	Cleco Corp.	27,304
810	El Paso Electric Co.*	22,040
1,258	Energen Corp.	74,121
379	Laclede Group, Inc. (The)	11,810
489	New Jersey Resources Corp.	26,787
478	Northwest Natural Gas Co.	23,819
1,309	Piedmont Natural Gas Co.	34,741
512	South Jersey Industries, Inc.	19,901
1,891	Southern Union Co.	65,807
736	Southwest Gas Corp.	28,086
1,861	UGI Corp.	53,597
440	UIL Holdings Corp.	14,432
619	Unisource Energy Corp.	22,612
		556,482
	Total Common Stock (Cost $10,152,172)	10,909,263

Principal Amount
	Repurchase Agreements – 14.5%

$1,102,501	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,102,662 **	1,102,501
697,546	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $697,648 ***	697,546
	Total Repurchase Agreements (Cost $1,800,047)	1,800,047
	Total Investments (Cost $11,952,219) – 102.6%	12,709,310
	Liabilities in excess of other assets — (2.6)%	(316,334)
	Net Assets – 100.0%	$12,392,976

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*                                         Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,123,031. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $708,582. The investment in the repurchase agreement was through participation in a pooled account.

REIT                     Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,059,588
Aggregate gross unrealized depreciation	(314,294)
Net unrealized appreciation	$745,294
Federal income tax cost of investments	$11,964,016

Swap Agreements

Ultra SmallCap600 had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 06/27/07	$13,648,370	$158,071

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Russell2000

Shares		Value
	Common Stocks (a) – 88.6%
	Consumer Discretionary – 14.3%

469	1-800-FLOWERS.COM, Inc., Class A*	$4,160
885	99 Cents Only Stores*	12,425
290	A.C. Moore Arts & Crafts, Inc.*	6,598
817	Aaron Rents, Inc.	23,432
966	Aeropostale, Inc.*	44,726
480	AFC Enterprises*	9,346
406	Aftermarket Technology Corp.*	12,168
362	Ambassadors Group, Inc.	12,409
133	Ambassadors International, Inc.	4,308
173	America’s Car-Mart, Inc.*	2,363
970	American Axle & Manufacturing Holdings, Inc.	27,955
997	American Greetings Corp., Class A	26,131
482	Ameristar Casinos, Inc.	14,315
1,390	Applebee’s International, Inc.	36,418
563	Arbitron, Inc.	29,479
228	Arctic Cat, Inc.	4,364
1,319	ArvinMeritor, Inc.	27,541
229	Asbury Automotive Group, Inc.	6,247
458	Audible, Inc.*	4,589
309	Audiovox Corp.*	4,150
108	Avatar Holdings, Inc.*	8,913
974	Bally Technologies, Inc.*	26,464
201	Bandag, Inc.	10,201
441	Bebe Stores, Inc.	7,929
1,699	Belo Corp., Class A	37,769
425	Big 5 Sporting Goods Corp.	10,748
2,111	Big Lots, Inc.*	66,496
295	BJ’s Restaurants, Inc.*	5,974
3,565	Blockbuster, Inc., Class A*	15,757
247	Blue Nile, Inc.*	14,195
390	Bluegreen Corp.*	4,657
483	Blyth, Inc.	13,254
669	Bob Evans Farms, Inc.	25,890
125	Bon-Ton Stores, Inc. (The)	5,963
264	Books-A-Million, Inc.	4,348
1,111	Borders Group, Inc.	24,764
488	Bright Horizons Family Solutions, Inc.*	20,662
230	Brookfield Homes Corp.	7,339
796	Brown Shoe Co., Inc.	23,593
272	Buckle, Inc. (The)	11,125
137	Buffalo Wild Wings, Inc.*	11,729
276	Build-A-Bear Workshop, Inc.*	8,252
541	Building Material Holding Corp.	8,288
600	Cabela’s, Inc.*	13,824
229	Cache, Inc.*	3,817
203	California Coastal Communities, Inc.*	3,559
371	California Pizza Kitchen, Inc.*	13,605
1,416	Callaway Golf Co.	25,729
73	Capella Education Co.*	3,194
243	Carmike Cinemas, Inc.	6,330
186	Carrols Restaurant Group, Inc.*	2,941
908	Carter’s, Inc.*	24,625
701	Casual Male Retail Group, Inc.*	8,230
864	Catalina Marketing Corp.	27,562
571	Cato Corp. (The), Class A	12,419
120	Cavco Industries, Inc.*	4,637
462	CBRL Group, Inc.	20,762
624	CEC Entertainment, Inc.*	24,161
379	Century Casinos, Inc.*	3,172
1,426	Champion Enterprises, Inc.*	16,214
320	Charlotte Russe Holding, Inc.*	8,912
2,289	Charming Shoppes, Inc.*	28,521
7,177	Charter Communications, Inc., Class A*	28,780
146	Cherokee, Inc.	6,834
423	Childrens Place Retail Stores, Inc. (The)*	23,883
456	Chipotle Mexican Grill, Inc., Class B*	36,503
683	Christopher & Banks Corp.	12,902
162	Churchill Downs, Inc.	8,332
690	Citadel Broadcasting Corp.	5,727
118	Citi Trends, Inc.*	4,783
1,181	CKE Restaurants, Inc.	25,734
1,004	CKX, Inc.*	10,673
493	Coinmach Service Corp., Class A	5,423
522	Coinstar, Inc.*	16,490
247	Columbia Sportswear Co.	17,223
147	Conn’s, Inc.*	4,461
1,147	Cooper Tire & Rubber Co.	27,608
185	Core-Mark Holding Co., Inc.*	6,394
1,610	Corinthian Colleges, Inc.*	23,522
642	Cosi, Inc.*	3,094
413	Cost Plus, Inc.*	3,816

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

186	Courier Corp.	$7,477
844	Cox Radio, Inc., Class A*	12,390
185	CROCS, Inc.*	15,052
290	Crown Media Holdings, Inc., Class A*	2,158
818	CSK Auto Corp.*	14,888
126	CSS Industries, Inc.	4,825
638	Cumulus Media, Inc., Class A*	5,984
94	DEB Shops, Inc.	2,611
205	Deckers Outdoor Corp.*	18,017
452	dELiA*s, Inc.*	3,575
1,721	Denny’s Corp.*	7,882
1,140	DeVry, Inc.	38,304
176	Directed Electronics, Inc.*	1,561
709	Dominos Pizza, Inc.	13,911
272	Dover Downs Gaming & Entertainment, Inc.	3,977
307	Dover Motorsports, Inc.	1,759
861	Dress Barn, Inc.*	19,880
347	Drew Industries, Inc.*	11,690
1,498	Drugstore.Com*	3,790
304	DSW, Inc., Class A*	11,619
31	DXP Enterprises, Inc.*	1,471
331	Educate, Inc.*	2,628
615	Emmis Communications Corp., Class A	6,390
596	Entercom Communications Corp., Class A	15,854
1,252	Entravision Communications Corp., Class A*	12,758
586	Ethan Allen Interiors, Inc.	21,278
795	Finish Line, Class A	10,176
143	Fisher Communications, Inc.*	7,180
1,192	Fleetwood Enterprises, Inc.*	11,098
811	Fossil, Inc.*	25,311
746	Fred’s, Inc.	10,727
239	FTD Group, Inc.*	4,237
209	Fuel Systems Solutions, Inc.*	3,407
843	Furniture Brands International, Inc.	12,223
287	Gaiam, Inc. Class A*	4,626
295	GateHouse Media, Inc.	5,708
760	Gaylord Entertainment Co.*	42,811
4,640	Gemstar-TV Guide International, Inc.*	21,344
436	Genesco, Inc.*	22,825
191	GenTek, Inc.*	6,735
802	Gray Television, Inc.	8,237
502	Great Wolf Resorts, Inc.*	7,113
465	Group 1 Automotive, Inc.	19,623
733	GSI Commerce, Inc.*	16,771
784	Guess?, Inc.*	34,653
548	Guitar Center, Inc.*	29,389
587	Gymboree Corp.*	26,239
865	Harris Interactive, Inc.*	4,835
592	Hartmarx Corp.*	3,878
422	Haverty Furniture Cos., Inc.	5,144
121	Heelys, Inc.*	3,968
600	Hibbett Sports, Inc.*	16,782
881	Home Solutions of America, Inc.*	6,590
201	Hooker Furniture Corp.	4,973
826	HOT Topic, Inc.*	9,152
932	Hovnanian Enterprises, Inc., Class A*	23,542
896	Iconix Brand Group, Inc.*	19,936
326	Ihop Corp.	18,957
669	Interactive Data Corp.	19,421
1,224	INVESTools, Inc.*	14,957
213	iRobot Corp.*	3,506
294	Isle of Capri Casinos, Inc.*	7,268
404	J. Crew Group, Inc.*	18,127
586	Jack in the Box, Inc.*	44,811
614	Jackson Hewitt Tax Service, Inc.	18,573
515	Jakks Pacific, Inc.*	13,529
451	Jo-Ann Stores, Inc.*	15,253
337	JOS. A. Bank Clothiers, Inc.*	14,184
884	Journal Communications, Inc., Class A	12,155
740	Journal Register Co.	4,151
483	K-Swiss, Inc., Class A	14,012
923	K2, Inc.*	14,085
479	Kellwood Co.	13,800
173	Kenneth Cole Productions, Inc., Class A	4,325
301	Keystone Automotive Industries, Inc.*	12,434
462	Kimball International, Inc., Class B	6,306
1,026	Krispy Kreme Doughnuts, Inc.*	8,752
967	La-Z-Boy, Inc.	11,372
455	Lakes Entertainment, Inc.*	5,187
306	Landry’s Restaurants, Inc.	8,954
636	Leapfrog Enterprises, Inc.*	7,066
1,428	Lear Corp.*	50,937
857	Lee Enterprises, Inc.	21,528

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

306	Levitt Corp., Class A	$2,861
568	Life Time Fitness, Inc.*	29,070
210	Lifetime Brands, Inc.	4,423
517	Lin TV Corp., Class A*	10,097
84	Lincoln Educational Services Corp.*	1,217
296	Lithia Motors, Inc., Class A	7,956
1,193	Live Nation, Inc.*	26,723
837	LKQ Corp.*	20,900
377	Lodgenet Entertainment Corp.*	13,376
383	Lodgian, Inc.*	5,818
401	Luby’s, Inc.*	3,866
226	M/I Homes, Inc.	6,504
747	Magna Entertainment Corp., Class A*	2,570
272	Maidenform Brands, Inc.*	5,097
402	Marcus Corp.	9,395
230	Marine Products Corp.	1,868
309	MarineMax, Inc.*	6,421
474	Martha Stewart Living Omnimedia, Class A*	8,513
881	Marvel Entertainment, Inc.*	24,324
602	Matthews International Corp., Class A	26,614
223	McCormick & Schmick’s Seafood Restaurants, Inc.*	6,277
389	Media General, Inc., Class A	14,179
1,036	Mediacom Communications Corp., Class A*	9,676
891	Men’s Wearhouse, Inc.	47,526
423	Meritage Homes Corp.*	14,674
289	Midas, Inc.*	6,494
629	Modine Manufacturing Co.	14,788
501	Monaco Coach Corp.	7,720
195	Monarch Casino & Resort, Inc.*	5,325
221	Monro Muffler, Inc.	8,542
336	Morgans Hotel Group Co.*	8,259
262	Morningstar, Inc.*	12,526
186	Morton’s Restaurant Group, Inc.*	2,920
331	Movado Group, Inc.	11,032
424	MTR Gaming Group, Inc.*	6,682
507	Multimedia Games, Inc.*	6,439
785	National CineMedia, Inc.*	22,412
87	National Presto Industries, Inc.	5,274
613	Nautilus, Inc.	7,895
842	NetFlix, Inc.*	18,457
400	New York & Co., Inc.*	4,892
213	Noble International Ltd.	4,198
431	O’Charley’s, Inc.*	9,736
465	Oakley, Inc.	11,820
86	Orleans Homebuilders, Inc.	713
259	Outdoor Channel Holdings, Inc.*	2,593
237	Overstock.com, Inc.*	4,366
283	Oxford Industries, Inc.	12,885
1,362	Pacific Sunwear Of California*	27,090
180	Palm Harbor Homes, Inc.*	2,876
417	Papa John’s International, Inc.*	12,906
1,244	Payless Shoesource, Inc.*	44,436
258	Peet’s Coffee & Tea, Inc.*	6,726
1,015	PEP Boys - Manny, Moe & Jack	21,619
204	Perry Ellis International, Inc.*	6,393
351	PetMed Express, Inc.*	4,531
497	PF Chang’s China Bistro, Inc.*	19,279
1,033	Phillips-Van Heusen	63,137
1,629	Pier 1 Imports, Inc.	12,266
1,116	Pinnacle Entertainment, Inc.*	34,150
399	Playboy Enterprises, Inc., Class B*	4,329
662	Polaris Industries, Inc.	36,470
168	Pre-Paid Legal Services, Inc.*	10,915
436	priceline.com, Inc.*	26,962
3,713	Primedia, Inc.*	11,102
472	Private Media Group Ltd.*	1,067
638	Progressive Gaming International Corp.*	3,681
977	Quantum Fuel Systems Technologies Worldwide, Inc.*	1,749
2,283	Quiksilver, Inc.*	32,213
1,430	Radio One, Inc., Class D*	10,739
569	Rare Hospitality International, Inc.*	16,524
407	Raser Technologies, Inc.*	2,930
389	RC2 Corp.*	17,482
545	RCN Corp.*	15,342
309	Red Robin Gourmet Burgers, Inc.*	13,265
854	Regis Corp.	34,049
1,298	Rent-A-Center, Inc.*	35,176
554	Restoration Hardware, Inc.*	3,468
397	Retail Ventures, Inc.*	7,698
206	Riviera Holdings Corp.*	7,391
1,015	Ruby Tuesday, Inc.	27,984
220	Russ Berrie & Co., Inc.*	3,733

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

326	Ruth’s Chris Steak House*	$5,969
186	Salem Communications Holding Corp., Class A	2,251
193	Sauer-Danfoss, Inc.	5,246
657	Scholastic Corp.*	20,873
377	Sealy Corp.	6,239
936	Select Comfort Corp.*	16,960
91	Shiloh Industries, Inc.	879
156	Shoe Carnival, Inc.*	4,568
651	Shuffle Master, Inc.*	12,519
49	Shutterfly, Inc.*	917
852	Sinclair Broadcast Group, Inc., Class A	13,053
1,330	Six Flags, Inc.*	8,233
224	Skechers U.S.A., Inc., Class A*	7,190
128	Skyline Corp.	4,242
545	Smith & Wesson Holding Corp.*	7,592
563	Sonic Automotive, Inc., Class A	17,526
1,299	Sonic Corp.*	31,670
1,191	Sotheby’s	56,537
636	Source Interlink Cos., Inc.*	3,453
834	Spanish Broadcasting System, Class A*	3,945
285	Speedway Motorsports, Inc.	11,503
815	Stage Stores, Inc.	17,033
320	Stamps.com, Inc.*	4,368
208	Stanley Furniture Co., Inc.	4,782
527	Steak N Shake Co. (The)*	8,010
490	Stein Mart, Inc.	6,145
136	Steinway Musical Instruments	5,239
388	Steven Madden Ltd.	12,641
1,965	Stewart Enterprises, Inc., Class A	15,209
269	Strayer Education, Inc.	33,668
686	Stride Rite Corp.	13,823
1,236	Sun-Times Media Group, Inc.	6,810
430	Superior Industries International, Inc.	9,709
122	Syms Corp.*	2,547
181	Systemax, Inc.	3,937
422	Talbots, Inc.	9,178
253	Tarragon Corp.*	2,619
938	Tempur-Pedic International, Inc.	23,788
846	Tenneco, Inc.*	27,588
974	Texas Roadhouse, Inc., Class A*	13,490
937	Timberland Co., Class A*	25,618
1,589	Tivo, Inc.*	9,931
367	TOUSA, Inc.	1,501
168	Town Sports International Holdings, Inc.*	3,377
1,211	Triarc Cos., Inc., Class B	18,710
247	True Religion Apparel, Inc.*	4,636
579	Trump Entertainment Resorts, Inc.*	9,316
560	Tuesday Morning Corp.	7,806
1,135	Tupperware Brands Corp.	32,813
573	Tween Brands, Inc.*	24,943
186	U.S. Auto Parts Network, Inc.*	1,477
389	Under Armour, Inc., Class A*	18,606
180	Unifirst Corp.	7,517
257	Universal Electronics, Inc.*	8,609
429	Universal Technical Institute, Inc.*	10,129
566	Vail Resorts, Inc.*	33,932
894	Valassis Communications, Inc.*	16,012
26	Value Line, Inc.	1,131
569	Valuevision Media, Inc., Class A*	6,356
142	Vertrue, Inc.*	6,852
2,394	Visteon Corp.*	19,367
246	Volcom, Inc.*	10,701
880	Warnaco Group, Inc. (The)*	30,263
626	WCI Communities, Inc.*	13,108
269	West Marine, Inc.*	4,005
1,314	Westwood One, Inc.	10,591
1,531	Wet Seal, Inc. (The), Class A*	9,538
130	Weyco Group, Inc.	3,367
609	Winnebago Industries	18,879
505	WMS Industries, Inc.*	21,392
1,043	Wolverine World Wide, Inc.	30,278
401	World Wrestling Entertainment, Inc., Class A	7,022
895	Zale Corp.*	24,040
270	Zumiez, Inc.*	10,422
		4,296,227

	Consumer Staples – 2.9%

72	Alico, Inc.	4,316
1,776	Alliance One International, Inc.*	17,067
836	American Oriental Bioengineering, Inc.*	8,945
264	Andersons, Inc. (The)	10,322
25	Arden Group, Inc.	3,263

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

176	Boston Beer Co., Inc., Class A*	$6,741
942	Casey’s General Stores, Inc.	25,443
666	Central European Distribution Corp.*	22,984
1,210	Central Garden & Pet Co., Class A*	16,117
326	Chattem, Inc.*	20,756
787	Chiquita Brands International, Inc.	14,434
86	Coca-Cola Bottling Co. Consolidated	4,761
1,512	Darling International, Inc.*	13,684
665	Delta & Pine Land Co.	27,830
294	Diamond Foods, Inc.	4,842
485	Elizabeth Arden, Inc.*	11,359
125	Farmer Bros. Co.	2,781
967	Flowers Foods, Inc.	33,361
361	Great Atlantic & Pacific Tea Co.*	12,458
90	Green Mountain Coffee Roasters, Inc.*	6,089
581	Hain Celestial Group, Inc.*	16,617
211	Imperial Sugar Co.	5,997
220	Ingles Markets, Inc., Class A	7,852
86	Inter Parfums, Inc.	2,283
257	J&J Snack Foods Corp.	10,108
474	Jones Soda Co.*	8,935
454	Lancaster Colony Corp.	19,890
566	Lance, Inc.	13,443
595	Longs Drug Stores Corp.	34,082
307	Mannatech, Inc.	4,304
74	Maui Land & Pineapple Co., Inc.*	2,609
218	Medifast, Inc.*	1,903
179	MGP Ingredients, Inc.	3,054
249	Nash Finch Co.	11,715
185	National Beverage Corp.*	2,579
1,032	NBTY, Inc.*	54,211
1,011	Nu Skin Enterprises, Inc., Class A	17,733
425	Pantry, Inc. (The)*	18,513
225	Parlux Fragrances, Inc.*	1,004
973	Pathmark Stores, Inc.*	12,649
646	Performance Food Group Co.*	22,933
141	Physicians Formula Holdings, Inc.*	2,439
758	Pilgrim’s Pride Corp.	26,780
1,045	Playtex Products, Inc.*	15,570
624	Prestige Brands Holdings, Inc.*	8,206
149	Pricesmart, Inc.	3,055
496	Ralcorp Holdings, Inc.*	28,847
312	Reddy Ice Holdings, Inc.	9,522
3,607	Revlon, Inc., Class A*	5,014
743	Ruddick Corp.	23,248
319	Sanderson Farms, Inc.	13,714
9	Seaboard Corp.	19,962
249	Smart & Final, Inc.*	5,480
393	Spartan Stores, Inc.	10,375
690	Spectrum Brands, Inc.*	5,796
140	Susser Holdings Corp.*	2,104
66	Tiens Biotech Group USA, Inc.*	272
685	Tootsie Roll Industries, Inc.	19,248
645	Topps Co., Inc. (The)	6,592
582	TreeHouse Foods, Inc.*	16,319
789	United Natural Foods, Inc.*	21,595
481	Universal Corp.	30,577
161	USANA Health Sciences, Inc.*	6,260
738	Vector Group Ltd.	14,236
60	Village Super Market, Class A	2,577
313	WD-40 Co.	10,432
178	Weis Markets, Inc.	7,633
540	Wild Oats Markets, Inc.*	9,288
		865,108

	Energy – 4.7%

505	Allis-Chalmers Energy, Inc.*	10,201
225	Alon USA Energy, Inc.	8,939
967	Alpha Natural Resources, Inc.*	18,634
220	Arena Resources, Inc.*	11,194
434	Atlas America, Inc.	21,510
377	ATP Oil & Gas Corp.*	17,097
505	Atwood Oceanics, Inc.*	33,148
1,572	Aurora Oil & Gas Corp.*	3,144
565	Aventine Renewable Energy Holdings, Inc.*	9,509
280	Basic Energy Services, Inc.*	7,476
660	Berry Petroleum Co., Class A	24,044
532	Bill Barrett Corp.*	20,104
313	Bois d’Arc Energy, Inc.*	5,377
850	Brigham Exploration Co.*	5,347
436	Bristow Group, Inc.*	21,477
254	Bronco Drilling Co., Inc.*	4,252
414	Cal Dive International, Inc.*	6,400
379	Callon Petroleum Co.*	5,401
376	CARBO Ceramics, Inc.	16,694

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

414	Carrizo Oil & Gas, Inc.*	$16,837
99	Clayton Williams Energy, Inc.*	2,506
487	Complete Production Services, Inc.*	13,076
805	Comstock Resources, Inc.*	24,440
592	Crosstex Energy, Inc.	17,742
141	Dawson Geophysical Co.*	7,505
193	Delek U.S. Holdings, Inc.	4,603
1,208	Delta Petroleum Corp.*	23,725
413	Dril-Quip, Inc.*	20,039
530	Edge Petroleum Corp.*	7,664
989	Encore Acquisition Co.*	27,247
594	Energy Partners Ltd.*	10,217
301	ENGlobal Corp.*	3,112
1,327	Evergreen Energy, Inc.*	9,170
972	EXCO Resources, Inc.*	17,564
1,537	Gasco Energy, Inc.*	3,566
560	GeoGlobal Resources, Inc.*	2,895
192	GeoMet, Inc.*	1,524
264	Giant Industries, Inc.*	20,333
177	GMX Resources, Inc.*	6,848
267	Goodrich Petroleum Corp.*	9,511
3,636	Grey Wolf, Inc.*	28,797
226	Gulf Island Fabrication, Inc.	7,487
327	Gulfmark Offshore, Inc.*	16,425
255	Gulfport Energy Corp.*	4,871
1,912	Hanover Compressor Co.*	47,800
694	Harvest Natural Resources, Inc.*	6,572
379	Hercules Offshore, Inc.*	13,238
431	Hornbeck Offshore Services, Inc.*	17,201
544	Houston Exploration Co.*	32,662
1,319	Input/Output, Inc.*	21,144
2,126	International Coal Group, Inc.*	13,543
311	James River Coal Co.*	4,575
576	Lone Star Technologies, Inc.*	38,811
277	Lufkin Industries, Inc.	17,703
1,370	Mariner Energy, Inc.*	34,223
117	Markwest Hydrocarbon, Inc.	6,963
454	Matrix Service Co.*	11,600
456	McMoRan Exploration Co.*	6,908
1,626	Meridian Resource Corp.*	4,764
294	Metretek Technologies, Inc.*	4,101
273	NATCO Group, Inc.*	11,742
1,672	Newpark Resources*	13,192
325	NGP Capital Resources Co.	5,622
925	Oil States International, Inc.*	36,010
514	Pacific Ethanol, Inc.*	6,918
701	Parallel Petroleum Corp.*	16,165
2,023	Parker Drilling Co.*	23,649
349	Penn Virginia Corp.	27,850
2,661	PetroHawk Energy Corp.*	43,374
271	Petroleum Development Corp.*	13,813
766	Petroquest Energy, Inc.*	10,847
257	PHI, Inc. (Non-Voting)*	7,324
772	Pioneer Drilling Co.*	11,897
18	PrimeEnergy Corp.*	1,044
365	Quest Resource Corp.*	3,201
475	RAM Energy Resources, Inc.*	2,361
3,048	Rentech, Inc.*	7,468
945	Rosetta Resources, Inc.*	23,049
599	RPC, Inc.	10,171
510	Stone Energy Corp.*	16,641
686	Sulphco, Inc.*	2,648
243	Superior Well Services, Inc.*	6,299
544	Swift Energy Co.*	23,408
736	Syntroleum Corp.*	2,201
26	T-3 Energy Services, Inc.*	759
281	Toreador Resources Corp.*	4,372
1,449	Transmeridian Exploration, Inc.*	3,333
222	Trico Marine Services, Inc.*	9,348
545	TXCO Resources, Inc.*	6,218
214	U.S. BioEnergy Corp.*	2,756
252	Union Drilling, Inc.*	3,843
563	Universal Compression Holdings, Inc.*	41,837
1,626	USEC, Inc.*	37,561
1,077	Vaalco Energy, Inc.*	5,159
233	Venoco, Inc.*	4,630
341	VeraSun Energy Corp.*	5,180
551	W-H Energy Services, Inc.*	35,154
998	Warren Resources, Inc.*	13,204
433	Western Refining, Inc.	21,282
133	Westmoreland Coal Co.*	3,724
690	Whiting Petroleum Corp.*	30,601
515	World Fuel Services Corp.	21,069
		1,416,384

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Financials – 18.4%

238	1st Source Corp.	$6,236
610	21st Century Insurance Group	13,298
130	Abington Community Bancorp, Inc.	2,392
130	ACA Capital Holdings, Inc.*	1,873
594	Acadia Realty Trust (REIT)	16,876
399	Accredited Home Lenders Holding Co.*	5,582
1,263	Advance America Cash Advance Centers, Inc.	22,292
361	Advanta Corp., Class B	18,144
141	Affirmative Insurance Holdings, Inc.	2,178
871	Affordable Residential Communities, Inc.*	10,130
144	Agree Realty Corp. (REIT)	5,040
309	Alabama National Bancorporation	19,405
36	Alexander’s, Inc. (REIT)*	15,647
544	Alexandria Real Estate Equities, Inc. (REIT)	57,229
609	Alfa Corp.	10,335
388	Amcore Financial, Inc.	11,559
428	American Campus Communities, Inc. (REIT)	12,592
1,041	American Equity Investment Life Holding Co.	12,482
2,421	American Financial Realty Trust (REIT)	27,309
895	American Home Mortgage Investment Corp. (REIT)	19,547
182	American Physicians Capital, Inc.*	7,440
322	AmericanWest Bancorp	6,388
244	Ameris Bancorp	5,678
478	Amtrust Financial Services, Inc.	7,423
365	Anchor Bancorp Wisconsin, Inc.	10,450
1,068	Anthracite Capital, Inc. (REIT)	13,062
847	Anworth Mortgage Asset Corp. (REIT)	7,903
1,929	Apollo Investment Corp.	45,389
222	Arbor Realty Trust, Inc. (REIT)	6,325
1,301	Ares Capital Corp.	24,108
617	Argonaut Group, Inc.*	20,441
200	Arrow Financial Corp.	4,492
1,956	Ashford Hospitality Trust, Inc. (REIT)	24,274
297	Asset Acceptance Capital Corp.*	5,702
220	Asta Funding, Inc.	9,286
152	Baldwin & Lyons, Inc.	3,954
130	Bancfirst Corp.	5,612
199	Bancorp, Inc.*	4,271
182	BancTrust Financial Group, Inc.	3,647
1,070	Bank Mutual Corp.	12,658
300	Bank of Granite Corp.	4,863
221	Bank of the Ozarks, Inc.	6,347
884	BankAtlantic Bancorp, Inc., Class A	8,380
433	BankFinancial Corp.	7,127
585	BankUnited Financial Corp., Class A	13,408
228	Banner Corp.	8,213
160	Berkshire Hills Bancorp, Inc.	5,262
305	BFC Financial Corp., Class A*	1,281
1,219	BioMed Realty Trust, Inc. (REIT)	34,205
693	Boston Private Financial Holdings, Inc.	19,619
285	Bristol West Holdings, Inc.	6,290
1,152	Brookline Bancorp, Inc.	13,755
194	Cadence Financial Corp.	3,810
432	Calamos Asset Management, Inc., Class A	10,778
125	Camden National Corp.	4,788
244	Capital City Bank Group, Inc.	7,283
177	Capital Corp. of the West	4,363
815	Capital Lease Funding, Inc. (REIT)	9,104
51	Capital Southwest Corp.	8,808
208	Capital Trust, Inc., Class A (REIT)	9,252
269	Capitol Bancorp Ltd.	7,769
455	Cardinal Financial Corp.	4,464
526	Cascade Bancorp	11,835
554	Cash America International, Inc.	22,985
964	Cathay General Bancorp	32,660
186	CBRE Realty Finance, Inc. (REIT)	2,450
806	Cedar Shopping Centers, Inc. (REIT)	12,856
1,006	Centennial Bank Holdings, Inc.*	8,813
228	Center Financial Corp.	3,926
973	Centerline Holding Co.	19,158
169	Centerstate Banks of Florida, Inc.	2,885
569	Central Pacific Financial Corp.	19,306
469	Chemical Financial Corp.	12,611
873	Chittenden Corp.	25,457
158	Citizens First Bancorp, Inc.	3,577
1,411	Citizens Republic Bancorp, Inc.	26,865
256	City Bank	8,325
333	City Holding Co.	12,691

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

161	Clayton Holdings, Inc.*	$2,318
249	Clifton Savings Bancorp, Inc.	2,911
300	CNA Surety Corp.*	6,132
289	CoBiz, Inc.	5,344
257	Cohen & Steers, Inc.	13,361
184	Columbia Bancorp	3,654
300	Columbia Banking System, Inc.	9,102
1,016	Commerce Group, Inc.	34,635
160	Community Bancorp*	4,749
559	Community Bank System, Inc.	11,493
447	Community Banks, Inc.	14,179
281	Community Trust Bancorp, Inc.	9,543
396	Compass Diversified Trust	6,875
389	CompuCredit Corp.*	14,323
106	Consolidated-Tomoka Land Co.	7,897
686	Corporate Office Properties Trust SBI MD (REIT)	30,904
731	Corus Bankshares, Inc.	13,297
716	Cousins Properties, Inc. (REIT)	23,184
436	Crawford & Co., Class B	2,978
167	Credit Acceptance Corp.*	4,466
1,474	Crescent Real Estate Equities Co. (REIT)	32,959
141	Crystal River Capital, Inc. (REIT)	3,949
1,254	CVB Financial Corp.	14,321
98	Darwin Professional Underwriters, Inc.*	2,316
3,149	DCT Industrial Trust, Inc. (REIT)	34,796
966	Deerfield Triarc Capital Corp. (REIT)	15,649
773	Delphi Financial Group, Inc.	33,193
1,625	DiamondRock Hospitality Co. (REIT)	34,027
651	Digital Realty Trust, Inc. (REIT)	26,431
467	Dime Community Bancshares	6,304
230	Dollar Financial Corp.*	7,029
244	Donegal Group, Inc.	3,726
1,679	Doral Financial Corp.*	2,149
393	Downey Financial Corp.	28,606
441	EastGroup Properties, Inc. (REIT)	21,565
524	Education Realty Trust, Inc. (REIT)	7,598
107	eHealth, Inc.*	2,129
110	EMC Insurance Group, Inc.	2,789
1,000	Employers Holdings, Inc.	21,200
190	Enterprise Financial Services Corp.	4,608
494	Entertainment Properties Trust (REIT)	29,171
1,020	Equity Inns, Inc. (REIT)	20,390
363	Equity Lifestyle Properties, Inc. (REIT)	19,769
713	Equity One, Inc. (REIT)	20,891
1,076	Extra Space Storage, Inc. (REIT)	19,271
662	Ezcorp, Inc., Class A*	9,950
254	FBL Financial Group, Inc., Class A	9,774
132	Farmers Capital Bank Corp.	3,841
196	Federal Agricultural Mortgage Corp.	5,760
1,139	FelCor Lodging Trust, Inc. (REIT)	29,830
908	Fieldstone Investment Corp. (REIT)	3,578
507	Financial Federal Corp.	13,785
313	First Acceptance Corp.*	3,193
1,312	First Bancorp/Puerto Rico	16,479
222	First Bancorp/North Carolina	4,329
285	First Busey Corp.	5,709
522	First Cash Financial Services, Inc.*	13,013
641	First Charter Corp.	14,089
1,320	First Commonwealth Financial Corp.	14,929
430	First Community Bancorp, Inc.	24,286
185	First Community Bancshares, Inc.	5,789
628	First Financial Bancorp	9,244
387	First Financial Bankshares, Inc.	15,689
249	First Financial Corp.	7,154
225	First Financial Holdings, Inc.	7,427
237	First Indiana Corp.	4,982
838	First Industrial Realty Trust, Inc. (REIT)	37,375
346	First Merchants Corp.	8,425
209	First Mercury Financial Corp.*	3,917
933	First Midwest Bancorp, Inc.	34,325
2,079	First Niagara Financial Group, Inc.	28,524
326	First Place Financial Corp.	6,817
449	First Potomac Realty Trust (REIT)	11,225
153	First Regional Bancorp*	3,931
475	First Republic Bank	25,721
153	First South Bancorp, Inc.	4,211
380	First State Bancorporation	8,406
310	FirstFed Financial Corp.*	19,986
1,493	FirstMerit Corp.	32,144
759	Flagstar Bancorp, Inc.	9,761
358	Flushing Financial Corp.	5,889
1,129	FNB Corp./Pennsylvania	18,866
136	FNB Corp./Virginia	4,353
184	Fpic Insurance Group, Inc.*	8,534

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

438	Franklin Bank Corp.*	$7,223
1,092	Franklin Street Properties Corp. (REIT)	20,966
989	Freedom Acquisition Holding, Inc.*	9,613
1,230	Fremont General Corp.	16,297
2,747	Friedman Billings Ramsey Group, Inc., Class A (REIT)	17,224
743	Frontier Financial Corp.	17,282
106	GAMCO Investors, Inc.	5,467
262	GB&T Bancshares, Inc.	4,357
328	Getty Realty Corp. (REIT)	9,341
223	GFI Group, Inc.*	16,613
976	Glacier Bancorp, Inc.	20,886
267	Gladstone Capital Corp.	6,168
246	Gladstone Investment Corp.	3,582
686	Glimcher Realty Trust (REIT)	18,693
742	GMH Communities Trust (REIT)	7,539
349	Gramercy Capital Corp. (REIT)	11,035
164	Great American Financial Resources, Inc.	3,934
196	Great Southern Bancorp, Inc.	5,419
942	Greater Bay Bancorp	26,291
162	Green Bankshares, Inc.	5,668
330	Greenhill & Co., Inc.	23,760
505	Hancock Holding Co.	19,968
761	Hanmi Financial Corp.	13,295
257	Harleysville Group, Inc.	7,777
540	Harleysville National Corp.	8,732
388	Harris & Harris Group, Inc.*	4,551
893	Healthcare Realty Trust, Inc. (REIT)	29,264
272	Heartland Financial USA, Inc.	6,552
222	Heritage Commerce Corp.	5,412
761	Hersha Hospitality Trust (REIT)	9,239
308	HFF, Inc., Class A*	4,913
324	Highland Distressed Opportunities, Inc.*	4,685
1,116	Highland Hospitality Corp. (REIT)	21,505
1,065	Highwoods Properties, Inc. (REIT)	46,690
678	Hilb Rogal & Hobbs Co.	29,418
213	Home Bancshares, Inc.	4,750
116	Home Federal Bancorp, Inc.	1,974
645	Home Properties, Inc. (REIT)	37,152
964	HomeBanc Corp. (REIT)	1,967
806	Horace Mann Educators Corp.	17,990
231	Horizon Financial Corp.	5,207
253	Housevalues, Inc.*	1,161
238	IBERIABANK Corp.	12,169
1,423	IMPAC Mortgage Holdings, Inc. (REIT)	8,808
95	Independence Holding Co.	2,100
266	Independent Bank Corp./ Massachusetts	7,882
429	Independent Bank Corp./Michigan	7,417
366	Infinity Property & Casualty Corp.	19,336
606	Information Services Group, Inc.*	4,666
1,265	Inland Real Estate Corp. (REIT)	22,770
856	Innkeepers USA Trust (REIT)	15,091
327	Integra Bank Corp.	7,446
956	International Bancshares Corp.	25,658
711	International Securities Exchange Holdings, Inc.	46,243
97	Intervest Bancshares Corp.*	2,403
994	Investors Bancorp, Inc.*	13,846
870	Investors Real Estate Trust (REIT)	9,361
378	Irwin Financial Corp.	6,010
104	ITLA Capital Corp.	5,714
171	James River Group, Inc.	5,807
480	JER Investors Trust, Inc. (REIT)	9,019
75	Kansas City Life Insurance Co.	3,370
127	KBW, Inc.*	4,152
408	Kearny Financial Corp.	5,671
535	Kite Realty Group Trust (REIT)	11,374
541	KNBT Bancorp, Inc.	8,207
1,952	Knight Capital Group, Inc., Class A*	33,789
267	Kohlberg Capital Corp.	4,982
992	LaBranche & Co., Inc.*	8,194
357	Lakeland Bancorp, Inc.	5,005
226	Lakeland Financial Corp.	4,972
333	LandAmerica Financial Group, Inc.	30,866
746	LaSalle Hotel Properties (REIT)	35,510
1,279	Lexington Realty Trust (REIT)	26,603
437	LTC Properties, Inc. (REIT)	10,479
891	Luminent Mortgage Capital, Inc. (REIT)	8,108
286	Macatawa Bank Corp.	4,480
630	MAF Bancorp, Inc.	33,944
709	Maguire Properties, Inc. (REIT)	25,616
352	MainSource Financial Group, Inc.	6,037
604	MarketAxess Holdings, Inc.*	10,673
222	Marlin Business Services Corp.*	4,571

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

531	MB Financial, Inc.	$18,776
276	MBT Financial Corp.	3,789
1,170	MCG Capital Corp.	20,639
498	Meadowbrook Insurance Group, Inc.*	5,438
275	Medallion Financial Corp.	3,143
920	Medical Properties Trust, Inc. (REIT)	13,092
156	Mercantile Bank Corp.	4,288
852	Meruelo Maddux Properties, Inc.*	7,029
129	MetroCorp Bancshares, Inc.	2,736
1,480	MFA Mortgage Investments, Inc. (REIT)	11,130
475	Mid-America Apartment Communities, Inc. (REIT)	27,906
218	Midland Co. (The)	9,701
354	Midwest Banc Holdings, Inc.	5,682
1,874	Move, Inc.*	7,871
403	MVC Capital, Inc.	7,798
398	Nara Bancorp, Inc.	6,392
74	NASB Financial, Inc.	2,664
701	National Financial Partners Corp.	32,828
441	National Health Investors, Inc. (REIT)	15,647
297	National Interstate Corp.	7,241
898	National Penn Bancshares, Inc.	16,380
1,229	National Retail Properties, Inc. (REIT)	29,803
43	National Western Life Insurance Co., Class A	10,830
1,667	Nationwide Health Properties, Inc. (REIT)	51,794
244	Navigators Group, Inc.*	12,080
642	NBT Bancorp, Inc.	14,509
990	Netbank, Inc.	287
2,129	NewAlliance Bancshares, Inc.	34,319
986	Newcastle Investment Corp. (REIT)	29,245
258	NewStar Financial, Inc.*	3,653
1,097	NorthStar Realty Finance Corp. (REIT)	15,808
350	Northwest Bancorp, Inc.	9,863
691	Novastar Financial, Inc. (REIT)	5,106
459	NTR Acquisition Co.*	4,278
108	NYMAGIC, Inc.	4,526
162	OceanFirst Financial Corp.	2,906
639	Ocwen Financial Corp.*	9,048
239	Odyssey Re Holdings Corp.	10,248
1,128	Ohio Casualty Corp.	48,572
1,255	Old National Bancorp	22,402
254	Old Second Bancorp, Inc.	7,427
235	Omega Financial Corp.	6,714
1,251	Omega Healthcare Investors, Inc. (REIT)	21,530
388	optionsXpress Holdings, Inc.	9,886
392	Oriental Financial Group	4,739
228	Oritani Financial Corp.*	3,493
873	Pacific Capital Bancorp	22,471
222	Park National Corp.	19,385
284	Parkway Properties, Inc. (REIT)	14,725
841	Partners Trust Financial Group, Inc.	9,142
686	Pennsylvania Real Estate Investment Trust (REIT)	32,606
155	Penson Worldwide, Inc.*	4,461
199	Peoples Bancorp, Inc.	5,494
458	PFF Bancorp, Inc.	13,745
2,107	Phoenix Cos., Inc. (The)	33,164
236	Pico Holdings, Inc.*	11,094
286	Pinnacle Financial Partners, Inc.*	8,451
348	Piper Jaffray Cos.*	23,281
230	Placer Sierra Bancshares	6,468
603	PMA Capital Corp., Class A*	6,416
298	Portfolio Recovery Associates, Inc.*	17,642
803	Post Properties, Inc. (REIT)	42,575
721	Potlatch Corp. (REIT)	31,565
119	Preferred Bank	4,542
269	Premierwest Bancorp	3,749
402	Presidential Life Corp.	7,341
333	PrivateBancorp, Inc.	11,169
620	ProAssurance Corp.*	35,042
653	Prosperity Bancshares, Inc.	22,620
615	Provident Bankshares Corp.	20,572
1,202	Provident Financial Services, Inc.	20,194
793	Provident New York Bancorp	10,872
299	PS Business Parks, Inc. (REIT)	20,078
101	QC Holdings, Inc.*	1,515
311	Quadra Realty Trust, Inc.*	4,195
1,163	RAIT Financial Trust (REIT)	34,262
314	Ramco-Gershenson Properties Trust (REIT)	11,615
1,868	Realty Income Corp. (REIT)	51,221
382	Redwood Trust, Inc. (REIT)	20,471
337	Renasant Corp.	8,196
148	Republic Bancorp, Inc., Class A	2,822

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

488	Republic Property Trust (REIT)	$6,002
295	Resource America, Inc., Class A	6,947
101	Resource Capital Corp. (REIT)	1,613
497	Rewards Network, Inc.*	1,943
395	RLI Corp.	22,693
162	Rockville Financial, Inc.	2,464
189	Roma Financial Corp.	3,200
91	Royal Bancshares of Pennsylvania	1,923
485	S & T Bancorp, Inc.	15,889
265	Safety Insurance Group, Inc.	11,035
315	Sanders Morris Harris Group, Inc.	4,312
295	Sandy Spring Bancorp, Inc.	9,478
82	Santander BanCorp	1,424
205	Saul Centers, Inc. (REIT)	10,094
170	SCBT Financial Corp.	6,164
187	SCPIE Holdings, Inc.*	4,002
298	SeaBright Insurance Holdings, Inc.*	5,331
271	Seacoast Banking Corp. of Florida	6,303
299	Security Bank Corp.	6,147
1,027	Selective Insurance Group	28,109
1,392	Senior Housing Properties Trust (REIT)	32,712
156	Shore Bancshares, Inc.	4,062
111	Sierra Bancorp	3,089
550	Signature Bank*	18,287
267	Simmons First National Corp., Class A	7,532
159	Smithtown Bancorp, Inc.	3,751
207	Southside Bancshares, Inc.	4,473
264	Southwest Bancorp, Inc.	6,486
376	Sovran Self Storage, Inc. (REIT)	20,033
2,136	Spirit Finance Corp. (REIT)	30,673
352	Star Maritime Acquisition Corp.*	4,189
270	State Auto Financial Corp.	8,354
352	Sterling Bancorp	5,643
1,371	Sterling Bancshares, Inc.	15,753
476	Sterling Financial Corp./Pennsylvania	4,703
917	Sterling Financial Corp./Washington	27,730
322	Stewart Information Services Corp.	12,758
279	Stifel Financial Corp.*	16,799
1,369	Strategic Hotels & Resorts, Inc. (REIT)	31,925
193	Suffolk Bancorp	5,919
311	Sun Bancorp, Inc.*	5,526
337	Sun Communities, Inc. (REIT)	10,430
1,169	Sunstone Hotel Investors, Inc. (REIT)	34,497
580	Superior Bancorp*	5,910
969	Susquehanna Bancshares, Inc.	20,863
664	SVB Financial Group*	35,238
442	SWS Group, Inc.	10,670
230	SY Bancorp, Inc.	5,745
579	Tanger Factory Outlet Centers (REIT)	24,289
110	Taylor Capital Group, Inc.	3,317
364	Technology Investment Capital Corp.	6,268
204	Tejon Ranch Co.*	10,051
435	Texas Capital Bancshares, Inc.*	9,801
127	Thomas Weisel Partners Group, Inc.*	2,223
339	TierOne Corp.	10,607
125	Tompkins Financial Corp.	4,663
364	Tower Group, Inc.	11,524
480	TradeStation Group, Inc.*	5,722
214	Triad Guaranty, Inc.*	9,542
257	Trico Bancshares	5,821
1,403	Trustco Bank Corp.	13,623
914	Trustmark Corp.	24,605
880	U-Store-It Trust (REIT)	16,130
1,832	UCBH Holdings, Inc.	34,094
591	UMB Financial Corp.	22,819
1,133	Umpqua Holdings Corp.	28,280
248	Union Bankshares Corp.	5,830
694	United Bankshares, Inc.	23,422
679	United Community Banks, Inc.	20,635
506	United Community Financial Corp.	5,353
386	United Fire & Casualty Co.	15,112
181	United PanAm Financial Corp.*	2,842
150	United Security Bancshares	3,374
712	Universal American Financial Corp.*	15,116
220	Universal Health Realty Income Trust (REIT)	7,733
214	Univest Corp. of Pennsylvania	5,029
395	Urstadt Biddle Properties, Inc., Class A (REIT)	6,774
221	USB Holding Co., Inc.	4,451
218	ViewPoint Financial Group	4,000
170	Vineyard National Bancorp	4,148
318	Virginia Commerce Bancorp*	5,810
202	Virginia Financial Group, Inc.	4,446
2,036	W Holding Co., Inc.	11,178
1,584	Waddell & Reed Financial, Inc.	41,089

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

842	Washington Real Estate Investment Trust (REIT)	$31,651
214	Washington Trust Bancorp, Inc.	5,211
196	Wauwatosa Holdings, Inc.*	3,301
410	WesBanco, Inc.	12,853
327	West Bancorporation, Inc.	4,859
289	West Coast Bancorp	8,921
587	Westamerica Bancorporation	27,178
279	Western Alliance Bancorp*	8,702
236	Westfield Financial, Inc.	2,445
293	Willow Financial Bancorp, Inc.	3,575
285	Wilshire Bancorp, Inc.	3,631
547	Winston Hotels, Inc. (REIT)	8,156
730	Winthrop Realty Trust (REIT)	4,920
454	Wintrust Financial Corp.	20,834
344	World Acceptance Corp.*	14,579
110	WSFS Financial Corp.	7,269
182	Yardville National Bancorp	6,552
691	Zenith National Insurance Corp.	33,424
		5,516,550

	Health Care – 10.2%

375	Abaxis, Inc.*	8,584
534	Abiomed, Inc.*	5,959
550	Acadia Pharmaceuticals, Inc.*	7,035
299	Accuray, Inc.*	6,877
568	Adams Respiratory Therapeutics, Inc.*	26,014
846	Adolor Corp.*	3,181
180	Advanced Magnetics, Inc.*	11,353
1,259	ADVENTRX Pharmaceuticals, Inc.	3,550
79	Affymax, Inc.*	2,598
1,263	Affymetrix, Inc.*	32,813
195	Air Methods Corp.*	6,887
965	Akorn, Inc.*	6,765
476	Albany Molecular Research, Inc.*	6,773
660	Alexion Pharmaceuticals, Inc.*	32,056
1,103	Align Technology, Inc.*	25,137
1,809	Alkermes, Inc.*	29,053
284	Alliance Imaging, Inc.*	2,488
910	Allscripts Healthcare Solutions, Inc.*	22,350
691	Alnylam Pharmaceuticals, Inc.*	11,332
794	Alpharma, Inc., Class A	19,294
187	Altus Pharmaceuticals, Inc.*	2,528
480	Amedisys, Inc.*	17,904
1,305	American Medical Systems Holdings, Inc.*	24,482
967	AMERIGROUP Corp.*	24,659
650	AMN Healthcare Services, Inc.*	14,638
557	Amsurg Corp.*	13,708
532	Anadys Pharmaceuticals, Inc.*	2,155
259	Analogic Corp.	17,094
394	Angiodynamics, Inc.*	6,245
221	Animal Health International, Inc.*	2,751
1,441	Applera Corp. - Celera Group*	19,237
793	Apria Healthcare Group, Inc.*	22,965
1,135	Arena Pharmaceuticals, Inc.*	15,777
1,283	Ariad Pharmaceuticals, Inc.*	6,967
880	Array Biopharma, Inc.*	10,938
426	Arrow International, Inc.	16,358
515	Arthrocare Corp.*	22,696
305	Aspect Medical Systems, Inc.*	4,938
738	Atherogenics, Inc.*	1,764
483	Auxilium Pharmaceuticals, Inc.*	7,424
797	AVANIR Pharmaceuticals, Class A*	2,758
940	AVI BioPharma, Inc.*	2,867
361	Bentley Pharmaceuticals, Inc.*	4,281
348	Bio-Rad Laboratories, Inc., Class A*	25,996
195	Bio-Reference Labs, Inc.*	5,078
429	BioCryst Pharmaceuticals, Inc.*	3,432
902	Bioenvision, Inc.*	5,096
1,708	BioMarin Pharmaceuticals, Inc.*	30,471
321	Biosite, Inc.*	29,506
272	Bradley Pharmaceuticals, Inc.*	6,006
793	Bruker BioSciences Corp.*	6,772
129	Cadence Pharmaceuticals, Inc.*	1,878
529	Cambrex Corp.	6,575
446	Candela Corp.*	5,013
406	Capital Senior Living Corp.*	4,515
182	Caraco Pharmaceutical Laboratories Ltd.*	2,814
1,363	Cell Genesys, Inc.*	5,888
807	Centene Corp.*	18,553
1,021	Cepheid, Inc.*	11,946
592	Cerus Corp.*	3,682
489	Chemed Corp.	32,763
335	Coley Pharmaceutical Group, Inc.*	2,784
459	Combinatorx, Inc.*	3,098

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

176	Computer Programs & Systems, Inc.	$5,910
427	Conceptus, Inc.*	7,934
527	Conmed Corp.*	16,500
149	Corvel Corp.*	4,089
602	Cross Country Healthcare, Inc.*	10,481
1,016	Cubist Pharmaceuticals, Inc.*	23,317
1,108	CV Therapeutics, Inc.*	11,678
403	Cyberonics, Inc.*	7,568
600	Cypress Bioscience, Inc.*	9,084
614	Cytokinetics, Inc.*	4,095
242	Datascope Corp.	8,918
1,150	deCODE genetics, Inc.*	3,784
1,529	Dendreon Corp.*	13,119
789	Depomed, Inc.*	3,448
314	DexCom, Inc.*	2,060
345	Digene Corp.*	15,353
375	Dionex Corp.*	26,588
569	Diversa Corp.*	3,704
426	DJO, Inc.*	16,618
1,147	Durect Corp.*	4,588
845	Eclipsys Corp.*	17,221
391	Emageon, Inc.*	2,964
94	Emergent Biosolutions, Inc.*	941
93	Emeritus Corp.*	3,325
447	Emisphere Technologies, Inc.*	1,766
1,167	Encysive Pharmaceuticals, Inc.*	4,598
582	Enzo Biochem, Inc.*	9,463
817	Enzon Pharmaceuticals, Inc.*	6,920
921	eResearch Technology, Inc.*	8,252
331	ev3, Inc.*	5,753
1,761	Exelixis, Inc.*	19,512
590	Five Star Quality Care, Inc.*	4,814
407	FoxHollow Technologies, Inc.*	9,198
365	Genesis HealthCare Corp.*	24,930
571	Genitope Corp.*	2,038
233	Genomic Health, Inc.*	4,031
3,437	Genta, Inc.*	1,022
503	Gentiva Health Services, Inc.*	10,301
1,364	Geron Corp.*	12,576
408	Greatbatch, Inc.*	12,256
262	GTx, Inc.*	5,230
499	Haemonetics Corp.*	24,770
536	Hana Biosciences, Inc.*	938
118	Hansen Medical, Inc.*	2,277
507	HealthExtras, Inc.*	15,428
352	Healthspring, Inc.*	8,596
656	HealthTronics, Inc.*	3,149
645	Healthways, Inc.*	30,070
162	Hi-Tech Pharmacal Co., Inc.*	1,912
985	Hologic, Inc.*	53,279
269	Horizon Health Corp.*	5,383
2,458	Human Genome Sciences, Inc.*	26,030
544	Hythiam, Inc.*	4,330
437	I-Flow Corp.*	6,852
268	ICU Medical, Inc.*	10,760
462	Idenix Pharmaceuticals, Inc.*	3,423
927	Illumina, Inc.*	30,248
1,268	Immucor, Inc.*	40,043
1,564	Incyte Corp.*	11,089
1,101	Indevus Pharmaceuticals, Inc.*	8,147
357	Integra LifeSciences Holdings Corp.*	18,321
486	InterMune, Inc.*	12,923
581	Invacare Corp.	10,313
583	inVentive Health, Inc.*	21,956
721	Inverness Medical Innovations, Inc.*	34,384
328	IRIS International, Inc.*	4,520
1,544	Isis Pharmaceuticals, Inc.*	15,533
229	Kendle International, Inc.*	7,907
217	Kensey Nash Corp.*	5,063
807	Keryx Biopharmaceuticals, Inc.*	8,821
532	Kindred Healthcare, Inc.*	17,024
722	KV Pharmaceutical Co., Class A*	19,494
828	Kyphon, Inc.*	39,322
170	Landauer, Inc.	8,446
388	LCA-Vision, Inc.	17,557
1,426	Lexicon Pharmaceuticals, Inc.*	4,649
220	LHC Group, Inc.*	6,459
627	Lifecell Corp.*	17,650
660	Luminex Corp.*	8,191
729	Magellan Health Services, Inc.*	32,659
619	MannKind Corp.*	7,044
601	Martek Biosciences Corp.*	12,579
392	Matria Healthcare, Inc.*	12,544
551	Maxygen, Inc.*	5,604
2,286	Medarex, Inc.*	36,553
166	Medcath Corp.*	5,478

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

257	Medical Action Industries, Inc.*	$5,191
937	Medicines Co. (The)*	18,281
1,018	Medicis Pharmaceutical Corp., Class A	33,594
680	Mentor Corp.	27,499
532	Merge Technologies, Inc.*	3,681
587	Meridian Bioscience, Inc.	12,397
509	Merit Medical Systems, Inc.*	5,828
385	Metabasis Therapeutics, Inc.*	3,057
134	Metabolix, Inc.*	3,089
1,461	MGI Pharma, Inc.*	31,236
94	Molecular Insight Pharmaceuticals, Inc.*	1,005
229	Molina Healthcare, Inc.*	7,321
467	Momenta Pharmaceuticals, Inc.*	6,108
2,437	Monogram Biosciences, Inc.*	4,435
105	MWI Veterinary Supply, Inc.*	4,049
805	Myriad Genetics, Inc.*	30,646
1,122	Nabi Biopharmaceuticals*	5,767
475	Nastech Pharmaceutical Co., Inc.*	5,719
121	National Healthcare Corp.	6,443
399	Natus Medical, Inc.*	6,252
1,675	Nektar Therapeutics*	18,995
706	Neurocrine Biosciences, Inc.*	8,204
233	Neurometrix, Inc.*	2,099
118	Nighthawk Radiology Holdings, Inc.*	2,142
474	Northfield Laboratories, Inc.*	735
212	Northstar Neuroscience, Inc.*	2,830
1,148	Novavax, Inc.*	3,341
442	Noven Pharmaceuticals, Inc.*	10,365
862	NPS Pharmaceuticals, Inc.*	3,672
619	NuVasive, Inc.*	16,069
969	Nuvelo, Inc.*	3,566
247	NxStage Medical, Inc.*	2,971
100	Obagi Medical Products, Inc.*	1,799
646	Odyssey HealthCare, Inc.*	8,379
630	Omnicell, Inc.*	14,181
870	Onyx Pharmaceuticals, Inc.*	26,030
489	Option Care, Inc.	7,369
859	OraSure Technologies, Inc.*	6,580
1,064	OSI Pharmaceuticals, Inc.*	40,177
66	Osiris Therapeutics, Inc.*	751
750	Owens & Minor, Inc.	26,625
664	Pain Therapeutics, Inc.*	5,591
343	Palomar Medical Technologies, Inc.*	13,339
989	Panacos Pharmaceuticals, Inc.*	4,134
656	Par Pharmaceutical Cos., Inc.*	19,227
507	Parexel International Corp.*	20,392
427	Penwest Pharmaceuticals Co.*	5,551
3,532	Peregrine Pharmaceuticals, Inc.*	4,662
1,452	Perrigo Co.	28,401
339	PharmaNet Development Group, Inc.*	10,885
452	Pharmion Corp.*	13,113
770	Phase Forward, Inc.*	12,659
431	PolyMedica Corp.	17,524
469	Pozen, Inc.*	7,406
351	PRA International*	8,101
416	Progenics Pharmaceuticals, Inc.*	8,898
225	Providence Service Corp. (The)*	6,068
1,263	PSS World Medical, Inc.*	23,681
990	Psychiatric Solutions, Inc.*	38,630
562	Quidel Corp.*	8,256
230	Radiation Therapy Services, Inc.*	6,353
973	Regeneron Pharmaceuticals, Inc.*	21,834
319	RehabCare Group, Inc.*	5,034
407	Renovis, Inc.*	1,359
95	Replidyne, Inc.*	533
412	Res-Care, Inc.*	8,528
565	Rigel Pharmaceuticals, Inc.*	5,503
870	Salix Pharmaceuticals Ltd.*	11,562
540	Sangamo BioSciences, Inc.*	3,937
946	Santarus, Inc.*	5,562
973	Savient Pharmaceuticals, Inc.*	13,836
544	Sciele Pharma, Inc.*	13,448
558	Senomyx, Inc.*	7,449
330	Sirona Dental Systems, Inc.	11,435
94	Somaxon Pharmaceuticals, Inc.*	1,410
305	SonoSite, Inc.*	8,696
574	Spectranetics Corp.*	5,522
476	Stereotaxis, Inc.*	5,731
1,266	STERIS Corp.	38,069
593	Sun Healthcare Group, Inc.*	8,480
832	Sunrise Senior Living, Inc.*	32,581
994	SuperGen, Inc.*	6,431
298	SurModics, Inc.*	11,181
337	Symbion, Inc.*	7,374
654	Symmetry Medical, Inc.*	10,026

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

95	Synta Pharmaceuticals Corp.*	$869
455	Tanox, Inc.*	8,536
976	Telik, Inc.*	5,856
1,026	ThermoGenesis Corp.*	2,780
986	Thoratec Corp.*	19,533
331	Trimeris, Inc.*	2,340
845	Trizetto Group*	15,658
86	Trubion Pharmaceuticals, Inc.*	1,594
402	United Therapeutics Corp.*	26,528
1,735	Valeant Pharmaceuticals International	27,396
578	Varian, Inc.*	34,015
500	Ventana Medical Systems, Inc.*	25,730
606	Viasys Healthcare, Inc.*	26,028
1,284	Viropharma, Inc.*	18,605
129	Visicu, Inc.*	1,272
195	VistaCare, Inc., Class A*	1,851
313	Vital Images, Inc.*	8,636
128	Vital Signs, Inc.	7,448
161	Volcano Corp.*	3,262
605	West Pharmaceutical Services, Inc.	30,770
639	Wright Medical Group, Inc.*	15,566
376	XenoPort, Inc.*	16,544
86	Xtent, Inc.*	840
92	Young Innovations, Inc.	2,284
381	Zoll Medical Corp.*	8,553
702	Zymogenetics, Inc.*	11,506
		3,051,634

	Industrials – 13.3%

287	3D Systems Corp.*	5,786
383	A.O. Smith Corp.	15,048
176	AAON, Inc.	5,229
682	AAR Corp.*	22,165
818	ABM Industries, Inc.	24,139
1,090	ABX Air, Inc.*	6,889
841	ACCO Brands Corp.*	21,033
424	Accuride Corp.*	6,665
510	Actuant Corp., Class A	28,371
840	Acuity Brands, Inc.	50,996
427	Administaff, Inc.	15,568
349	Advisory Board Co. (The)*	18,172
125	Aerovironment, Inc.	2,595
1,697	Airtran Holdings, Inc.*	21,026
741	Alaska Air Group, Inc.*	21,608
500	Albany International Corp.	19,560
95	Allegiant Travel Co.*	3,016
186	Altra Holdings, Inc.*	3,145
192	Amerco, Inc.*	13,546
1,150	American Commercial Lines, Inc.*	36,443
290	American Ecology Corp.	6,279
169	American Railcar Industries, Inc.	6,779
488	American Reprographics Co.*	15,030
171	American Science & Engineering, Inc.*	9,265
651	American Superconductor Corp.*	11,288
224	American Woodmark Corp.	8,344
162	Ameron International Corp.	12,717
134	Ampco-Pittsburgh Corp.	5,076
30	Amrep Corp.	1,749
526	Apogee Enterprises, Inc.	12,950
837	Applied Industrial Technologies, Inc.	24,491
238	Argon ST, Inc.*	5,676
474	Arkansas Best Corp.	19,571
319	Astec Industries, Inc.*	13,746
390	ASV, Inc.*	6,837
397	Atlas Air Worldwide Holdings, Inc.*	23,276
259	Badger Meter, Inc.	6,654
827	Baldor Electric Co.	38,356
738	Barnes Group, Inc.	21,764
130	Barrett Business Services, Inc.	3,264
118	Basin Water, Inc.*	838
1,690	BE Aerospace, Inc.*	64,710
818	Beacon Roofing Supply, Inc.*	14,642
843	Belden, Inc.	48,270
710	Blount International, Inc.*	9,273
234	BlueLinx Holdings, Inc.	2,670
525	Bowne & Co., Inc.	10,180
842	Brady Corp., Class A	31,272
957	Briggs & Stratton Corp.	31,055
589	Bucyrus International, Inc.	41,790
281	Builders FirstSource, Inc.*	4,684
2,708	Capstone Turbine Corp.*	2,600
221	Cascade Corp.	15,050
411	Casella Waste Systems, Inc.*	4,406
973	CBIZ, Inc.*	7,278
238	CDI Corp.	7,959
429	Celadon Group, Inc.*	7,083

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

995	Cenveo, Inc.*	$24,288
502	Ceradyne, Inc.*	33,920
253	Chart Industries, Inc.*	5,822
507	China BAK Battery, Inc.*	1,719
299	CIRCOR International, Inc.	11,419
969	Clarcor, Inc.	32,384
294	Clean Harbors, Inc.*	13,815
341	Columbus McKinnon Corp.*	10,230
754	Comfort Systems USA, Inc.	10,556
395	Commercial Vehicle Group, Inc.*	7,659
30	Compx International, Inc.	579
323	COMSYS IT Partners, Inc.*	7,435
210	Consolidated Graphics, Inc.*	15,246
213	Cornell Cos., Inc.*	5,076
313	CoStar Group, Inc.*	16,983
211	CRA International, Inc.*	11,160
290	Cubic Corp.	7,288
818	Curtiss-Wright Corp.	36,867
960	Deluxe Corp.	41,923
547	Diamond Management & Technology Consultants, Inc.	7,116
461	Dollar Thrifty Automotive Group*	21,427
207	Dynamex, Inc.*	5,589
220	Dynamic Materials Corp.*	7,975
468	DynCorp International, Inc., Class A*	8,115
310	EDO Corp.	10,407
587	EGL, Inc.*	27,207
356	Electro Rent Corp.*	5,130
587	EMCOR Group, Inc.*	38,501
435	Encore Wire Corp.	12,637
731	Energy Conversion Devices, Inc.*	25,132
870	EnerSys*	15,764
477	Ennis, Inc.	11,400
395	EnPro Industries, Inc.*	16,408
482	ESCO Technologies, Inc.*	24,423
475	Esterline Technologies Corp.*	21,613
1,446	Evergreen Solar, Inc.*	12,117
278	Exponent, Inc.*	6,394
924	ExpressJet Holdings, Inc.*	5,720
903	Federal Signal Corp.	14,755
129	First Advantage Corp., Class A*	3,084
430	First Consulting Group, Inc.*	3,892
412	First Solar, Inc.*	28,032
238	Flanders Corp.*	1,692
692	Florida East Coast Industries, Inc.	57,941
588	Forward Air Corp.	19,998
424	Franklin Electric Co., Inc.	19,987
234	FreightCar America, Inc.	11,567
678	Frontier Airlines Holdings, Inc.*	4,115
791	FTI Consulting, Inc.*	29,330
1,238	FuelCell Energy, Inc.*	8,542
399	G&K Services, Inc., Class A	15,190
196	Gehl Co.*	5,823
1,035	GenCorp, Inc.*	13,879
945	General Cable Corp.*	64,402
678	Genesee & Wyoming, Inc.*	22,055
464	Genlyte Group, Inc.*	40,424
473	Geo Group, Inc. (The)*	25,779
441	Goodman Global, Inc.*	9,667
213	Gorman-Rupp Co. (The)	7,178
1,843	GrafTech International Ltd.*	28,530
650	Granite Construction, Inc.	44,518
253	Greenbrier Cos., Inc.	7,977
557	Griffon Corp.*	13,000
214	H&E Equipment Services, Inc.*	5,590
509	Healthcare Services Group	14,186
1,133	Heartland Express, Inc.	19,000
385	Heico Corp.	16,517
344	Heidrick & Struggles International, Inc.*	16,767
271	Herley Industries, Inc.*	4,266
1,241	Herman Miller, Inc.	44,676
1,746	Hexcel Corp.*	40,385
268	Horizon Lines, Inc., Class A	9,241
158	Houston Wire & Cable Co.*	4,524
747	HUB Group, Inc., Class A*	27,624
459	Hudson Highland Group, Inc.*	9,905
344	Huron Consulting Group, Inc.*	23,571
127	ICT Group, Inc.*	2,394
436	IHS, Inc., Class A*	17,523
439	II-Vi, Inc.*	12,182
2,055	IKON Office Solutions, Inc.	29,941
500	Infrasource Services, Inc.*	18,100
213	Innerworkings, Inc.*	2,831
225	Innovative Solutions & Support, Inc.*	5,913
508	Insituform Technologies, Inc.*	10,714

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

260	Insteel Industries, Inc.	$4,748
286	Integrated Electric Services, Inc.*	7,573
997	Interface, Inc., Class A	16,829
506	Interline Brands, Inc.*	12,387
225	Interpool, Inc.	6,073
609	Ionatron, Inc.*	3,021
3,248	JetBlue Airways Corp.*	35,013
351	K&F Industries Holdings, Inc.*	9,287
255	Kadant, Inc.*	7,612
450	Kaman Corp.	13,221
528	Kaydon Corp.	25,476
378	Kelly Services, Inc., Class A	10,894
357	Kenexa Corp.*	13,927
544	Kforce, Inc.*	8,742
1,071	Knight Transportation, Inc.	20,060
567	Knoll, Inc.	13,721
792	Korn/Ferry International*	20,600
192	L.B. Foster Co., Class A*	5,121
892	Labor Ready, Inc.*	21,408
261	Ladish Co., Inc.*	11,586
259	Lamson & Sessions Co. (The)*	7,234
78	Lawson Products	2,873
224	Layne Christensen Co.*	10,082
455	LECG Corp.*	6,734
214	Lindsay Corp.	7,351
401	LSI Industries, Inc.	6,119
207	M&F Worldwide Corp.*	14,136
285	Marten Transport Ltd.*	5,518
411	Mcgrath Rentcorp	12,794
408	Medis Technologies Ltd.*	5,961
588	Mesa Air Group, Inc.*	4,145
126	Middleby Corp.*	15,628
179	Miller Industries, Inc.*	4,378
579	Mine Safety Appliances Co.	24,897
659	Mobile Mini, Inc.*	19,902
687	Moog, Inc., Class A*	29,582
188	MTC Technologies, Inc.*	3,924
689	Mueller Industries, Inc.	24,108
2,075	Mueller Water Products, Inc., Class A*	34,030
103	NACCO Industries, Inc., Class A	17,510
794	Navigant Consulting, Inc.*	16,547
383	NCI Building Systems, Inc.*	19,690
551	Nordson Corp.	28,646
289	Nuco2, Inc.*	7,474
527	Old Dominion Freight Line, Inc.*	16,458
635	On Assignment, Inc.*	6,922
1,116	Orbital Sciences Corp.*	23,001
703	Pacer International, Inc.	18,925
100	P.A.M. Transportation Services*	1,836
29	Patriot Transportation Holding, Inc.*	2,594
438	PeopleSupport, Inc.*	5,304
406	Perini Corp.*	22,330
192	PGT, Inc.*	2,241
996	PHH Corp.*	30,876
294	Pike Electric Corp.*	6,412
1,352	Plug Power, Inc.*	4,002
144	Powell Industries, Inc.*	4,032
1,310	Power-One, Inc.*	4,795
196	PW Eagle, Inc.	6,274
159	Quality Distribution, Inc.*	1,601
301	Raven Industries, Inc.	10,601
383	RBC Bearings, Inc.*	14,784
576	Regal-Beloit Corp.	27,999
608	Republic Airways Holdings, Inc.*	14,209
899	Resources Connection, Inc.*	29,002
247	Robbins & Myers, Inc.	11,095
554	Rollins, Inc.	12,792
408	Rush Enterprises, Inc., Class A*	10,000
274	Saia, Inc.*	7,834
289	Schawk, Inc.	5,893
395	School Specialty, Inc.*	13,801
126	Sequa Corp., Class A*	13,860
691	Simpson Manufacturing Co., Inc.	23,024
928	SIRVA, Inc.*	2,645
1,191	Skywest, Inc.	32,788
1,075	Spherion Corp.*	10,589
96	Standard Parking Corp.*	3,521
333	Standard Register Co. (The)	3,966
231	Standex International Corp.	6,590
116	Stanley, Inc.*	2,083
162	Sterling Construction Co., Inc.*	3,796
376	Superior Essex, Inc.*	13,288
302	TAL International Group, Inc.	7,858
269	Taleo Corp., Class A*	5,272
1,161	Taser International, Inc.*	12,237
120	Team, Inc.*	4,703

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

310	Tecumseh Products Co., Class A*	$4,951
639	Teledyne Technologies, Inc.*	29,445
611	TeleTech Holdings, Inc.*	21,495
308	Tennant Co.	10,016
1,073	Tetra Tech, Inc.*	23,670
417	Titan International, Inc.	13,152
206	TransDigm Group, Inc.*	7,612
638	Tredegar Corp.	14,744
222	Trex Co., Inc.*	4,440
298	Triumph Group, Inc.	19,692
253	TurboChef Technologies, Inc.*	3,324
173	U.S. Xpress Enterprises, Inc.*	2,403
951	UAP Holding Corp.	28,016
163	United Industrial Corp.	9,764
522	United Stationers, Inc.*	35,021
313	Universal Forest Products, Inc.	15,049
109	Universal Truckload Services, Inc.*	2,333
161	USA Truck, Inc.*	2,697
337	Valmont Industries, Inc.	23,755
395	Viad Corp.	17,526
371	Vicor Corp.	4,404
233	Volt Information Sciences, Inc.*	5,785
583	Wabash National Corp.	8,529
908	Wabtec Corp.	35,557
541	Washington Group International, Inc.*	45,444
1,248	Waste Connections, Inc.*	38,463
137	Waste Industries USA, Inc.	4,273
691	Waste Services, Inc.*	7,069
523	Watsco, Inc.	33,059
791	Watson Wyatt Worldwide, Inc., Class A	40,792
545	Watts Water Technologies, Inc., Class A	20,656
906	Werner Enterprises, Inc.	17,513
557	Williams Scotsman International, Inc.*	12,789
562	Woodward Governor Co.	31,045
370	Xerium Technologies, Inc.	2,897
		3,968,298

	Information Technology – 16.6%

955	24/7 Real Media, Inc.*	11,212
7,320	3Com Corp.*	34,258
522	Acacia Research — Acacia Technologies*	7,084
269	Access Integrated Technologies, Inc., Class A*	1,929
249	Acme Packet, Inc.*	2,951
483	Actel Corp.*	6,747
1,055	Actuate Corp.*	6,541
2,133	Adaptec, Inc.*	8,681
1,155	Adtran, Inc.	31,254
687	Advanced Analogic Technologies, Inc.*	6,087
659	Advanced Energy Industries, Inc.*	16,172
380	Advent Software, Inc.*	13,699
1,405	Aeroflex, Inc.*	19,867
1,063	Agile Software Corp.*	8,525
570	Agilysis, Inc.	12,380
814	AMIS Holdings, Inc.*	10,403
1,912	Amkor Technology, Inc.*	27,189
1,100	Anadigics, Inc.*	13,849
322	Anaren, Inc.*	5,622
2,986	Andrew Corp.*	39,505
580	Anixter International, Inc.*	42,839
307	Ansoft Corp.*	9,836
615	Ansys, Inc.*	34,538
5,527	Applied Micro Circuits Corp.*	15,531
1,424	aQuantive, Inc.*	90,837
1,468	Ariba, Inc.*	13,667
2,000	Arris Group, Inc.*	32,900
2,380	Art Technology Group, Inc.*	6,759
1,641	Aspen Technology, Inc.*	24,385
906	Asyst Technologies, Inc.*	6,505
1,027	Atheros Communications, Inc.*	29,896
654	ATMI, Inc.*	19,980
508	Authorize.Net Holdings, Inc.*	8,311
3,391	Avanex Corp.*	5,731
790	Avid Technology, Inc.*	26,939
957	Avocent Corp.*	26,825
1,889	Axcelis Technologies, Inc.*	12,146
191	Bankrate, Inc.*	8,308
3,483	BearingPoint, Inc.*	25,739
187	Bel Fuse, Inc., Class B	6,792
1,319	Benchmark Electronics, Inc.*	29,163
2,253	BISYS Group, Inc. (The)*	26,473
327	Black Box Corp.	11,913
816	Blackbaud, Inc.	19,331
518	Blackboard, Inc.*	21,316

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

271	Blue Coat Systems, Inc.*	$11,921
1,559	Bookham, Inc.*	3,352
1,362	Borland Software Corp.*	8,118
384	Bottomline Technologies, Inc.*	4,869
941	Brightpoint, Inc.*	12,365
7,382	Brocade Communications Systems, Inc.*	67,767
1,396	Brooks Automation, Inc.*	24,695
897	C-COR, Inc.*	13,132
453	Cabot Microelectronics Corp.*	15,157
573	CACI International, Inc., Class A*	29,538
435	CalAmp Corp.*	1,949
389	Carrier Access Corp.*	1,548
108	Cass Information Systems, Inc.	3,586
733	Checkpoint Systems, Inc.*	18,347
593	Chordiant Software, Inc.	8,391
1,021	Ciber, Inc.*	9,097
1,634	Cirrus Logic, Inc.*	12,647
8,651	CMGI, Inc.*	21,627
2,804	CNET Networks, Inc.*	25,432
810	Cogent, Inc.*	12,539
828	Cognex Corp.	19,483
580	Coherent, Inc.*	17,992
423	Cohu, Inc.	8,646
289	Color Kinetics, Inc.*	8,468
1,147	CommScope, Inc.*	62,775
238	Commvault Systems, Inc.*	3,989
321	Comtech Group, Inc.*	5,598
427	Comtech Telecommunications Corp.*	19,117
634	Concur Technologies, Inc.*	12,629
8,999	Conexant Systems, Inc.*	11,609
527	Convera Corp., Class A*	2,245
583	Covansys Corp.*	19,700
132	CPI International, Inc.*	2,705
1,869	Credence Systems Corp.*	6,205
831	CSG Systems International, Inc.*	23,102
670	CTS Corp.	8,053
570	Cybersource Corp.*	7,490
694	Cymer, Inc.*	27,857
726	Daktronics, Inc.	17,395
221	DealerTrack Holdings, Inc.*	7,976
465	Digi International, Inc.*	6,533
738	Digital River, Inc.*	37,948
371	Diodes, Inc.*	13,723
605	Ditech Networks, Inc.*	4,840
171	DivX, Inc.*	2,733
154	Double-Take Software, Inc.*	2,432
532	DSP Group, Inc.*	11,592
328	DTS, Inc.*	7,485
755	Dycom Industries, Inc.*	22,454
151	Eagle Test Systems, Inc.*	2,378
2,292	Earthlink, Inc.*	18,978
577	Echelon Corp.*	10,063
338	eCollege.com, Inc.*	7,446
870	eFunds Corp.*	29,415
542	Electro Scientific Industries, Inc.*	11,192
1,083	Electronics for Imaging*	30,876
761	Emcore Corp.*	3,691
284	EMS Technologies, Inc.*	5,774
1,578	Emulex Corp.*	35,016
2,573	Entegris, Inc.*	29,589
1,083	Epicor Software Corp.*	15,682
279	EPIQ Systems, Inc.*	7,366
591	Equinix, Inc.*	51,642
384	eSpeed, Inc., Class A*	3,494
858	Euronet Worldwide, Inc.*	23,054
583	Exar Corp.*	7,923
226	Excel Technology, Inc.*	6,107
107	ExlService Holdings, Inc.*	2,011
2,230	Extreme Networks*	8,362
691	FalconStor Software, Inc.*	7,497
447	FEI Co.*	16,584
4,258	Finisar Corp.*	15,457
1,225	Flir Systems, Inc.*	50,666
857	Formfactor, Inc.*	34,091
274	Forrester Research, Inc.*	7,431
2,724	Foundry Networks, Inc.*	43,802
971	Gartner, Inc.*	26,761
5,298	Gateway, Inc.*	9,483
663	Genesis Microchip, Inc.*	5,755
422	Gerber Scientific, Inc.*	4,815
457	Gevity HR, Inc.	9,597
624	Global Cash Access Holdings, Inc.*	10,140
59	Guidance Software, Inc.*	818
1,476	Harmonic, Inc.*	13,432
474	Harris Stratex Networks, Inc., Class A*	8,105

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

274	Heartland Payment Systems, Inc.*	$6,973
243	Hittite Microwave Corp.*	9,878
479	Hutchinson Technology, Inc.*	8,756
1,004	Hypercom Corp.*	6,074
264	i2 Technologies, Inc.*	4,953
207	ID Systems, Inc.*	2,803
412	iGate Corp.*	2,966
385	Ikanos Communications, Inc.*	2,749
654	Imation Corp.	24,793
319	Infocrossing, Inc.*	5,822
1,610	Informatica Corp.*	24,569
617	Infospace, Inc.	15,104
629	infoUSA, Inc.*	6,718
904	Insight Enterprises, Inc.*	20,033
205	Integral Systems, Inc.	5,248
395	Inter-Tel, Inc.	10,329
878	Interdigital Communications Corp.*	28,579
894	Intermec, Inc.*	21,992
800	Internap Network Services Corp.*	11,848
734	Internet Capital Group, Inc.*	8,573
719	InterVoice, Inc.*	5,666
798	Interwoven, Inc.*	11,954
392	Intevac, Inc.*	7,562
1,215	Ipass, Inc.*	6,464
194	IPG Photonics Corp.*	4,351
156	Isilon Systems, Inc.*	2,289
559	Itron, Inc.*	37,816
802	Ixia*	7,443
508	IXYS Corp.*	4,750
930	j2 Global Communications, Inc.*	30,997
1,488	Jack Henry & Associates, Inc.	39,358
545	JDA Software Group, Inc.*	9,914
405	Jupitermedia Corp.*	2,916
809	Keane, Inc.*	11,480
1,623	Kemet Corp.*	12,465
361	Knot, Inc. (The)*	6,845
575	Komag, Inc.*	13,949
1,278	Kopin Corp.*	4,575
601	Kronos, Inc.*	32,929
1,061	Kulicke & Soffa Industries, Inc.*	10,154
1,211	L-1 Identity Solutions, Inc.*	25,891
2,135	Lattice Semiconductor Corp.*	11,251
2,327	Lawson Software, Inc.*	21,362
1,116	Lionbridge Technologies*	6,707
146	Liquidity Services, Inc.*	2,916
416	Littelfuse, Inc.*	16,673
351	LoJack Corp.*	7,715
43	LoopNet, Inc.*	881
212	Loral Space & Communications, Inc.*	9,943
1,153	LTX Corp.*	6,745
967	Macrovision Corp.*	27,028
702	Magma Design Automation, Inc.*	10,404
514	Manhattan Associates, Inc.*	14,937
337	Mantech International Corp., Class A*	10,777
469	Marchex, Inc., Class B	7,265
753	MasTec, Inc.*	10,233
981	Mattson Technology, Inc.*	9,673
401	MAXIMUS, Inc.	17,331
292	Maxwell Technologies, Inc.*	4,012
258	Measurement Specialties, Inc.*	5,132
1,589	Mentor Graphics Corp.*	22,659
415	Mercury Computer Systems, Inc.*	5,403
696	Methode Electronics, Inc.	10,496
1,274	Micrel, Inc.	15,874
728	Micros Systems, Inc.*	40,397
1,397	Microsemi Corp.*	32,201
178	MicroStrategy, Inc.*	18,480
990	Microtune, Inc.*	5,059
667	Midway Games, Inc.*	4,209
2,059	Mindspeed Technologies, Inc.*	4,489
814	MIPS Technologies, Inc.*	7,196
681	MKS Instruments, Inc.*	18,557
525	Mobility Electronics, Inc.*	1,591
431	Monolithic Power Systems, Inc.*	7,293
423	MoSys, Inc.*	3,405
1,929	MPS Group, Inc.*	26,524
2,338	MRV Communications, Inc.*	7,692
341	MTS Systems Corp.	14,973
156	Multi-Fineline Electronix, Inc.*	2,664
371	Neoware, Inc.*	4,500
562	Ness Technologies, Inc.*	6,693
943	Net 1 UEPS Technologies, Inc.*	25,254
620	Netgear, Inc.*	23,132
298	Netlogic Microsystems, Inc.*	9,190
249	Netratings, Inc.*	5,219
482	Netscout Systems, Inc.*	3,899

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

760	Newport Corp.*	$11,339
111	Nextest Systems Corp.*	1,371
715	NIC, Inc.*	4,040
551	Novatel Wireless, Inc.*	12,800
2,347	Nuance Communications, Inc.*	39,265
257	Omniture, Inc.*	4,500
995	Omnivision Technologies, Inc.*	17,412
2,550	ON Semiconductor Corp.*	27,387
422	Online Resources Corp.*	5,245
1,550	Openwave Systems, Inc.*	15,965
306	Oplink Communications, Inc.*	5,379
240	Opnet Technologies, Inc.*	2,705
363	OpNext, Inc.*	4,280
1,613	Opsware, Inc.*	14,598
354	Optical Communication Products, Inc.*	527
110	Optium Corp.*	1,488
173	Orbcomm, Inc.*	2,751
276	OSI Systems, Inc.*	7,389
74	OYO Geospace Corp.*	5,591
650	Packeteer, Inc.*	6,669
1,713	Palm, Inc.*	27,905
2,083	Parametric Technology Corp.*	38,910
377	Park Electrochemical Corp.	10,499
352	Parkervision, Inc.*	3,682
767	Paxar Corp.*	23,202
415	PDF Solutions, Inc.*	4,096
269	Pegasystems, Inc.	2,892
389	Perficient, Inc.*	8,169
492	Pericom Semiconductor Corp.*	5,392
1,616	Perot Systems Corp., Class A*	27,601
319	Photon Dynamics, Inc.*	3,493
773	Photronics, Inc.*	11,363
880	Plantronics, Inc.	21,384
857	Plexus Corp.*	18,863
467	PLX Technology, Inc.*	5,086
1,717	Polycom, Inc.*	54,463
2,432	Powerwave Technologies, Inc.*	15,516
552	Presstek, Inc.*	3,781
767	Progress Software Corp.*	25,204
285	QAD, Inc.	2,371
307	Quality Systems, Inc.	12,572
3,630	Quantum Corp.*	11,217
1,253	Quest Software, Inc.*	21,577
517	Rackable Systems, Inc.*	6,271
488	Radiant Systems, Inc.*	6,568
395	Radisys Corp.*	5,340
336	Radyne Corp.	3,118
719	RAE Systems, Inc.*	1,819
2,000	RealNetworks, Inc.*	16,940
148	Renaissance Learning, Inc.	1,742
3,579	RF Micro Devices, Inc.*	23,371
280	RightNow Technologies, Inc.*	4,362
286	Rofin-Sinar Technologies, Inc.*	19,305
326	Rogers Corp.*	13,118
457	Rudolph Technologies, Inc.*	7,330
1,150	S1 Corp.*	9,430
1,835	SAIC, Inc.*	36,975
2,246	Safeguard Scientifics, Inc.*	5,907
1,525	Sapient Corp.*	11,437
610	SAVVIS, Inc.*	30,616
480	Scansource, Inc.*	13,910
995	Secure Computing Corp.*	7,582
411	Semitool, Inc.*	4,085
1,351	Semtech Corp.*	22,494
239	SI International, Inc.*	7,540
426	Sigma Designs, Inc.*	11,898
1,624	Silicon Image, Inc.*	13,609
1,692	Silicon Storage Technology, Inc.*	6,683
526	Sirenza Microdevices, Inc.*	5,576
960	SiRF Technology Holdings, Inc.*	20,832
3,000	Skyworks Solutions, Inc.*	21,270
449	Smith Micro Software, Inc.*	7,063
483	Sohu.com, Inc.*	12,611
480	Sonic Solutions, Inc.*	6,192
1,205	SonicWALL, Inc.*	9,953
4,722	Sonus Networks, Inc.*	40,940
1,229	SourceForge, Inc.*	5,444
361	SPSS, Inc.*	15,888
716	SRA International, Inc., Class A*	18,179
223	Staktek Holdings, Inc.*	615
414	Standard Microsystems Corp.*	12,842
211	Startek, Inc.	2,203
188	Stratasys, Inc.*	9,052
213	Sunpower Corp., Class A*	11,376
225	Supertex, Inc.*	7,544

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

236	Switch and Data Facilities Co., Inc.	$4,387
1,683	Sybase, Inc.*	40,493
3,447	Sycamore Networks, Inc.*	12,823
548	SYKES Enterprises, Inc.*	10,675
860	Symmetricom, Inc.*	6,992
467	Synaptics, Inc.*	14,739
153	Synchronoss Technologies, Inc.*	4,139
246	SYNNEX Corp.*	5,038
158	Syntel, Inc.	5,470
1,338	Take-Two Interactive Software, Inc.*	27,549
759	Technitrol, Inc.	19,992
105	Techwell, Inc.*	1,388
1,081	Tekelec*	16,215
918	Terremark Worldwide, Inc.*	6,784
863	Tessera Technologies, Inc.*	39,241
362	TheStreet.com, Inc.	4,214
1,193	THQ, Inc.*	40,681
3,937	TIBCO Software, Inc.*	35,512
450	TNS, Inc.*	5,341
701	Transaction Systems Architects, Inc.*	23,869
3,658	Transmeta Corp.*	1,317
2,378	Transwitch Corp.*	4,090
56	Travelzoo, Inc.*	1,444
1,069	Trident Microsystems, Inc.*	21,808
2,612	TriQuint Semiconductor, Inc.*	13,791
781	TTM Technologies, Inc.*	8,638
733	Tyler Technologies, Inc.*	8,891
468	Ultimate Software Group, Inc.*	13,240
448	Ultratech, Inc.*	5,981
1,201	United Online, Inc.	20,489
442	Universal Display Corp.*	6,900
2,260	Utstarcom, Inc.*	16,295
1,794	Valueclick, Inc.*	56,206
1,605	Varian Semiconductor Equipment Associates, Inc.*	67,630
465	Vasco Data Security International, Inc.*	10,588
565	Veeco Instruments, Inc.*	10,238
437	Viasat, Inc.*	14,154
557	Vignette Corp.*	10,366
289	Virage Logic Corp.*	2,075
327	Visual Sciences, Inc.*	5,320
350	Volterra Semiconductor Corp.*	5,502
1,017	webMethods, Inc.*	9,356
837	Websense, Inc.*	18,832
1,411	Wind River Systems, Inc.*	14,971
755	Wright Express Corp.*	26,478
535	X-Rite, Inc.	8,004
2,075	Zhone Technologies, Inc.*	2,988
917	Zoran Corp.*	18,459
337	Zygo Corp.*	5,095
		4,954,178

	Materials – 4.6%

185	A.M. Castle & Co.	6,845
122	AEP Industries, Inc.*	5,446
2,058	AK Steel Holding Corp.*	71,454
411	AMCOL International Corp.	10,222
332	American Vanguard Corp.	4,578
1,316	Aptargroup, Inc.	49,429
449	Arch Chemicals, Inc.	15,787
326	Balchem Corp.	5,751
1,046	Bowater, Inc.	21,746
363	Brush Engineered Materials, Inc.*	19,475
705	Buckeye Technologies, Inc.*	10,025
742	Calgon Carbon Corp.*	7,516
544	Caraustar Industries, Inc.*	3,226
432	Century Aluminum Co.*	24,339
1,030	CF Industries Holdings, Inc.	46,072
861	Chaparral Steel Co.	63,025
371	Chesapeake Corp.	4,960
162	Claymont Steel, Inc.*	3,791
780	Cleveland-Cliffs, Inc.	68,866
5,199	Coeur d’Alene Mines Corp.*	18,768
599	Compass Minerals International, Inc.	20,456
190	Deltic Timber Corp.	10,252
797	Ferro Corp.	18,945
639	Georgia Gulf Corp.	11,029
453	Gibraltar Industries, Inc.	9,758
833	Glatfelter	11,320
1,417	Graphic Packaging Corp.*	7,000
617	Greif, Inc., Class A	34,342
1,100	HB Fuller Co.	29,975
790	Headwaters, Inc.*	15,579
2,229	Hecla Mining Co.*	17,832
2,126	Hercules, Inc.*	40,033

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

150	Innophos Holdings, Inc.	$2,304
230	Innospec, Inc.	13,754
185	Koppers Holdings, Inc.	5,951
47	Kronos Worldwide, Inc.	1,472
542	Mercer International, Inc.*	5,826
488	Metal Management, Inc.	23,629
372	Minerals Technologies, Inc.	23,663
499	Myers Industries, Inc.	11,063
275	Neenah Paper, Inc.	12,045
323	NewMarket Corp.	15,456
142	NL Industries	1,519
323	NN, Inc.	4,063
1,351	Olin Corp.	27,344
156	Olympic Steel, Inc.	5,234
550	OM Group, Inc.*	34,380
776	Omnova Solutions, Inc.*	4,353
220	Pioneer Cos., Inc.*	7,572
1,730	PolyOne Corp.*	12,335
706	Quanex Corp.	33,846
631	Rock-Tenn Co., Class A	22,035
658	Rockwood Holdings, Inc.*	21,115
436	Royal Gold, Inc.	11,746
426	RTI International Metals, Inc.*	37,807
488	Ryerson, Inc.	18,510
423	Schnitzer Steel Industries, Inc.	22,927
450	Schulman (A.), Inc.	10,885
288	Schweitzer-Mauduit International, Inc.	8,652
866	Sensient Technologies Corp.	22,551
436	Silgan Holdings, Inc.	25,166
601	Spartech Corp.	16,107
213	Steel Technologies, Inc.	6,384
116	Stepan Co.	3,548
771	Stillwater Mining Co.*	9,792
631	Symyx Technologies*	6,619
1,780	Terra Industries, Inc.*	34,514
510	Texas Industries, Inc.	44,360
771	Tronox, Inc., Class B	10,732
626	U.S. Concrete, Inc.*	5,534
1,269	W.R. Grace & Co.*	34,352
838	Wausau Paper Corp.	11,472
202	Wheeling-Pittsburgh Corp.*	4,444
1,353	Worthington Industries, Inc.	28,562
349	Zoltek Cos., Inc.*	13,140
		1,364,605

	Telecommunication Services – 1.2%

785	Alaska Communications Systems Group, Inc.	12,387
121	Atlantic Tele-Network, Inc.	3,433
308	Cbeyond, Inc.*	10,897
427	Centennial Communications Corp.*	4,351
4,618	Cincinnati Bell, Inc.*	26,923
392	Cogent Communications Group, Inc.*	11,250
380	Consolidated Communications Holdings, Inc.	8,079
5,477	Covad Communications Group, Inc.*	5,257
379	CT Communications, Inc.	11,897
2,777	Dobson Communications Corp.*	29,520
175	Eschelon Telecom, Inc.*	5,177
514	Fairpoint Communications, Inc.	9,252
2,209	FiberTower Corp.*	9,189
999	General Communication, Inc., Class A*	13,237
378	Globalstar, Inc.*	4,139
408	Golden Telecom, Inc.	21,726
841	IDT Corp., Class B	10,462
447	InPhonic, Inc.*	3,916
586	Iowa Telecommunications Services, Inc.	13,179
312	iPCS, Inc.	10,851
281	North Pittsburgh Systems, Inc.	5,561
282	NTELOS Holdings Corp.*	7,112
1,262	PAETEC Holding Corp.*	14,702
1,350	Premiere Global Services, Inc.*	17,104
144	Shenandoah Telecom Co.	7,114
274	SureWest Communications	7,058
441	Syniverse Holdings, Inc.*	5,645
2,657	Time Warner Telecom, Inc., Class A*	51,440
511	USA Mobility, Inc.	11,758
585	Vonage Holdings Corp.*	1,761
1,069	Wireless Facilities, Inc.*	1,753
		356,130

	Utilities – 2.4%

469	Allete, Inc.	22,512
314	American States Water Co.	11,313
6,992	Aquila, Inc.*	29,856
972	Avista Corp.	22,764

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

704	Black Hills Corp.	$28,857
358	California Water Service Group	13,328
213	Cascade Natural Gas Corp.	5,608
296	CH Energy Group, Inc.	14,019
1,117	Cleco Corp.	30,137
1,595	Duquesne Light Holdings, Inc.	32,219
858	El Paso Electric Co.*	23,346
559	Empire District Electric Co. (The)	13,187
129	EnergySouth, Inc.	6,299
801	Idacorp, Inc.	26,601
337	ITC Holdings Corp.	14,626
399	Laclede Group, Inc. (The)	12,433
383	MGE Energy, Inc.	12,991
525	New Jersey Resources Corp.	28,760
831	Nicor, Inc.	39,015
516	Northwest Natural Gas Co.	25,712
663	NorthWestern Corp.	21,853
162	Ormat Technologies, Inc.	5,897
552	Otter Tail Corp.	18,050
1,427	Piedmont Natural Gas Co.	37,873
1,419	PNM Resources, Inc.	41,875
503	Portland General Electric Co.	14,758
281	SJW Corp.	9,068
544	South Jersey Industries, Inc.	21,145
789	Southwest Gas Corp.	30,108
448	Southwest Water Co.	5,833
459	UIL Holdings Corp.	15,055
656	Unisource Energy Corp.	23,964
1,630	Westar Energy, Inc.	43,211
913	WGL Holdings, Inc.	32,202
		734,475
	Total Common Stock (Cost $25,190,490)	26,523,589

Principal Amount
	Repurchase Agreements – 13.2%
$2,414,994	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $2,415,346 **	2,414,994
1,527,953	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,528,176 ***	$1,527,953
	Total Repurchase Agreements (Cost $3,942,947)	3,942,947
	Total Investments (Cost $29,133,437) – 101.8%	30,466,536
	Liabilities in excess of other assets — (1.8)%	(550,973)
	Net Assets – 100.0%	$29,915,563

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*                                         Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $2,459,963. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $1,552,126. The investment in the repurchase agreement was through participation in a pooled account.

REIT                     Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,292,417
Aggregated gross unrealized depreciation	(1,021,768)
Net unrealized appreciation	$1,270,649
Federal income tax cost of investments	$29,195,887

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Russell 2000 Index® Futures Contracts	30	June - 07	$2,541,300	$158,360

Cash collateral in the amount of $162,344 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

Ultra Russell2000 had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 06/27/07	$30,443,978	$348,133

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) – 91.0%
	Consumer Discretionary – 7.6%

8	AnnTaylor Stores Corp.*	$313
114	Autoliv, Inc.	6,806
216	Autonation, Inc.*	4,778
55	Barnes & Noble, Inc.	2,352
28	Beazer Homes USA, Inc.	1,002
8	Black & Decker Corp.	755
73	BorgWarner, Inc.	6,144
105	Brunswick Corp.	3,615
148	Cablevision Systems Corp.*	5,356
881	CBS Corp., Class B	29,302
91	Centex Corp.	4,401
21	Circuit City Stores, Inc.	337
692	Clear Channel Communications, Inc.	26,573
1989	Comcast Corp., Class A*	54,518
13	CTC Media, Inc.*	332
87	Dillards, Inc., Class A	3,158
276	Discovery Holding Co., Class A*	6,453
29	Dollar General Corp.	628
129	Dollar Tree Stores, Inc.*	5,458
199	DR Horton, Inc.	4,651
21	DreamWorks Animation SKG, Inc., Class A*	627
395	Eastman Kodak Co.	10,017
249	Expedia, Inc.*	5,983
100	Family Dollar Stores, Inc.	3,365
581	Federated Department Stores, Inc.	23,199
190	Foot Locker, Inc.	4,169
2483	Ford Motor Co.	20,708
132	Fortune Brands, Inc.	10,663
327	Gannett Co., Inc.	19,234
323	Gap, Inc. (The)	5,982
650	General Motors Corp.	19,494
19	Gentex Corp.	337
237	Genuine Parts Co.	12,163
62	Hanesbrands, Inc.*	1,618
67	Harrah’s Entertainment, Inc.	5,725
219	Hasbro, Inc.	7,041
37	Hearst-Argyle Television, Inc.	962
207	Home Depot, Inc.	8,046
148	IAC/InterActiveCorp.*	5,121
201	Idearc, Inc.	7,085
49	International Speedway Corp., Class A	2,568
37	Jarden Corp.*	1,577
115	Johnson Controls, Inc.	12,616
155	Jones Apparel Group, Inc.	4,616
53	KB Home	2,432
9	Laureate Education, Inc.*	539
112	Leggett & Platt, Inc.	2,741
112	Lennar Corp., Class A	5,113
352	Liberty Global, Inc. Class A*	13,517
178	Liberty Media Corp. - Capital, Class A*	20,096
212	Liberty Media Corp. - Interactive, Class A*	5,137
144	Liz Claiborne, Inc.	4,995
536	Mattel, Inc.	15,013
70	McClatchy Co., Class A	1,937
1689	McDonald’s Corp.	85,379
27	MDC Holdings, Inc.	1,467
64	Mohawk Industries, Inc.*	6,532
182	New York Times Co.(The), Class A	4,570
146	Newell Rubbermaid, Inc.	4,638
1020	News Corp., Class A	22,532
103	OfficeMax, Inc.	4,625
42	OSI Restaurant Partners, Inc.	1,709
148	Pulte Homes, Inc.	4,039
71	R.H. Donnelley Corp.*	5,534
44	RadioShack Corp.	1,502
38	Ryland Group, Inc.	1,756
188	Saks, Inc.	3,768
84	Sally Beauty Holdings, Inc.*	770
118	Sears Holdings Corp.*	21,242
407	Service Corp. International	5,690
280	ServiceMaster Co. (The)	4,334
61	Sherwin-Williams Co. (The)	4,126
70	Snap-On, Inc.	3,785
57	Standard-Pacific Corp.	1,215
33	Stanley Works (The)	2,087
50	Starwood Hotels & Resorts Worldwide, Inc.	3,604
73	Tiffany & Co.	3,838
4830	Time Warner, Inc.	103,217
143	Toll Brothers, Inc.*	4,194
251	Tribune Co.	8,082
60	TRW Automotive Holdings Corp.*	2,435

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

67	United Auto Group, Inc.	$1,489
121	V.F. Corp.	11,347
401	Virgin Media, Inc.	10,394
1824	Walt Disney Co. (The)	64,643
59	Warner Music Group Corp.	992
7	Washington Post Co. (The), Class B	5,383
79	Wendy’s International, Inc.	3,170
100	Whirlpool Corp.	11,165
223	Wyndham Worldwide Corp.*	8,296
		864,917

	Consumer Staples – 7.2%

84	Alberto-Culver Co.	2,087
1569	Altria Group, Inc.	111,556
383	Anheuser-Busch Cos., Inc.	20,429
900	Archer-Daniels-Midland Co.	31,536
8	Bare Escentuals, Inc.*	336
93	BJ’s Wholesale Club, Inc.*	3,517
132	Campbell Soup Co.	5,240
208	Clorox Co.	13,965
948	Coca-Cola Co. (The)	50,235
421	Coca-Cola Enterprises, Inc.	9,830
73	Colgate-Palmolive Co.	4,888
715	ConAgra Foods, Inc.	18,233
237	Constellation Brands, Inc., Class A*	5,759
102	Corn Products International, Inc.	4,185
208	Costco Wholesale Corp.	11,746
186	CVS Caremark Corp.	7,168
178	Dean Foods Co.	5,831
275	Del Monte Foods Co.	3,314
16	Energizer Holdings, Inc.*	1,585
434	General Mills, Inc.	26,578
199	H.J. Heinz Co.	9,468
29	Hershey Co. (The)	1,529
101	Hormel Foods Corp.	3,782
80	JM Smucker Co. (The)	4,616
89	Kellogg Co.	4,804
265	Kimberly-Clark Corp.	18,804
2290	Kraft Foods, Inc.	77,494
870	Kroger Co. (The)	26,378
129	Loews Corp. - Carolina Group	10,030
39	McCormick & Co., Inc. (Non-Voting)	1,454
73	Molson Coors Brewing Co., Class B	6,685
92	Pepsi Bottling Group, Inc.	3,219
85	PepsiAmericas, Inc.	2,093
3592	Procter & Gamble Co.	228,272
236	Reynolds American, Inc.	15,349
728	Rite Aid Corp.*	4,601
619	Safeway, Inc.	21,343
496	Sara Lee Corp.	8,878
149	Smithfield Foods, Inc.*	4,789
282	SUPERVALU, Inc.	13,435
305	Tyson Foods, Inc., Class A	6,798
99	UST, Inc.	5,286
		817,125

	Energy – 13.3%

631	Anadarko Petroleum Corp.	31,329
455	Apache Corp.	36,741
135	Cabot Oil & Gas Corp.	5,265
571	Chesapeake Energy Corp.	19,905
3060	Chevron Corp.	249,359
113	Cimarex Energy Co.	4,749
2271	ConocoPhillips	175,843
606	Devon Energy Corp.	46,529
62	El Paso Corp.	1,056
183	EOG Resources, Inc.	14,073
7458	Exxon Mobil Corp.	620,282
75	Forest Oil Corp.*	3,044
72	Frontier Oil Corp.	2,899
374	Hess Corp.	22,148
474	Marathon Oil Corp.	58,686
256	Murphy Oil Corp.	15,104
16	National Oilwell Varco, Inc.*	1,511
176	Newfield Exploration Co.*	8,455
244	Noble Energy, Inc.	15,443
1178	Occidental Petroleum Corp.	64,755
41	Overseas Shipholding Group	3,262
169	Pioneer Natural Resources Co.	8,724
80	Pogo Producing Co.	4,326
42	Pride International, Inc.*	1,512
10	Rowan Cos., Inc.	395
31	SEACOR Holdings, Inc.*	2,867
850	Spectra Energy Corp.	22,635
84	Sunoco, Inc.	6,696
95	Tesoro Corp.	5,879

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

34	Tidewater, Inc.	$2,244
758	Valero Energy Corp.	56,562
196	Williams Cos., Inc.	6,225
		1,518,503

	Financials – 31.1%

105	A.G. Edwards, Inc.	9,257
7	Alleghany Corp.*	2,618
204	Allied Capital Corp.	6,467
874	Allstate Corp. (The)	53,751
136	AMB Property Corp. (REIT)	7,868
133	AMBAC Financial Group, Inc.	11,918
223	American Capital Strategies Ltd.	10,800
118	American Financial Group, Inc./OH	4,207
2643	American International Group, Inc.	191,195
20	American National Insurance	2,879
121	AmeriCredit Corp.*	3,213
295	Ameriprise Financial, Inc.	18,541
352	Annaly Capital Management, Inc. (REIT)	5,435
411	AON Corp.	17,640
134	Apartment Investment & Management Co. (REIT)	7,353
294	Archstone-Smith Trust (REIT)	18,140
93	Arthur J. Gallagher & Co.	2,734
182	Associated Banc-Corp.	6,008
169	Assurant, Inc.	10,047
125	Astoria Financial Corp.	3,332
109	AvalonBay Communities, Inc. (REIT)	14,212
109	Bancorpsouth, Inc.	2,729
6300	Bank of America Corp.	319,473
24	Bank of Hawaii Corp.	1,284
985	Bank of New York Co., Inc. (The)	39,952
763	BB&T Corp.	32,130
166	Bear Stearns Cos., Inc. (The)	24,893
30	BOK Financial Corp.	1,628
158	Boston Properties, Inc. (REIT)	18,277
125	Brandywine Realty Trust (REIT)	3,976
71	BRE Properties, Inc. (REIT)	4,489
78	Camden Property Trust (REIT)	5,823
489	Capital One Financial Corp.	39,012
48	CapitalSource, Inc. (REIT)	1,262
30	Capitol Federal Financial	1,155
89	CBL & Associates Properties, Inc. (REIT)	3,653
570	Chubb Corp.	31,276
214	Cincinnati Financial Corp.	9,720
274	CIT Group, Inc.	16,421
6863	Citigroup, Inc.	373,965
58	City National Corp./Beverly Hills CA	4,492
30	CNA Financial Corp.	1,525
213	Colonial BancGroup, Inc. (The)	5,376
63	Colonial Properties Trust (REIT)	3,109
223	Comerica, Inc.	14,011
97	Commerce Bancshares, Inc./ Kansas City MO	4,578
178	Compass Bancshares, Inc.	12,460
209	Conseco, Inc.*	4,119
836	Countrywide Financial Corp.	32,554
48	Cullen/Frost Bankers, Inc.	2,552
95	Developers Diversified Realty Corp. (REIT)	5,857
77	Douglas Emmett, Inc. (REIT)	2,030
185	Duke Realty Corp. (REIT)	7,422
44	E*Trade Financial Corp.*	1,054
7	East West Bancorp, Inc.	284
401	Equity Residential (REIT)	20,319
68	Erie Indemnity Co., Class A	3,786
18	Essex Property Trust, Inc. (REIT)	2,290
1335	Fannie Mae	85,333
37	Federal Realty Investment Trust (REIT)	3,279
295	Fidelity National Financial, Inc., Class A	8,272
657	Fifth Third Bancorp	27,831
118	First American Corp.	6,319
8	First Citizens BancShares, Inc., Class A	1,550
170	First Horizon National Corp.	6,849
472	Freddie Mac	31,525
239	Fulton Financial Corp.	3,645
114	General Growth Properties, Inc. (REIT)	6,731
627	Genworth Financial, Inc.	22,635
127	Goldman Sachs Group, Inc. (The)	29,314
44	Hanover Insurance Group, Inc. (The)	2,147
441	Hartford Financial Services Group, Inc.	45,498
70	HCC Insurance Holdings, Inc.	2,304
273	Health Care Property Investors, Inc. (REIT)	8,919
110	Health Care REIT, Inc. (REIT)	4,815

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

128	Hospitality Properties Trust (REIT)	$5,688
712	Host Hotels & Resorts, Inc. (REIT)	18,170
289	HRPT Properties Trust (REIT)	3,318
377	Hudson City Bancorp, Inc.	4,973
337	Huntington Bancshares, Inc./OH	7,569
77	IndyMac Bancorp, Inc.	2,586
174	iStar Financial, Inc. (REIT)	8,357
135	Janus Capital Group, Inc.	3,737
173	Jeffries Group, Inc.	5,301
4797	JPMorgan Chase & Co.	248,628
556	Keycorp	19,799
304	Kimco Realty Corp. (REIT)	14,072
77	Legg Mason, Inc.	7,779
641	Lehman Brothers Holdings, Inc.	47,037
224	Leucadia National Corp.	8,028
123	Liberty Property Trust (REIT)	5,771
387	Lincoln National Corp.	28,057
610	Loews Corp.	31,128
104	M&T Bank Corp.	11,485
93	Mack-Cali Realty Corp. (REIT)	4,491
11	Markel Corp.*	5,423
756	Marsh & McLennan Cos., Inc.	24,819
348	Marshall & Ilsley Corp.	16,701
185	MBIA, Inc.	12,312
59	Mellon Financial Corp.	2,556
37	Mercury General Corp.	2,075
982	Merrill Lynch & Co., Inc.	91,061
637	MetLife, Inc.	43,316
114	MGIC Investment Corp.	7,410
1313	Morgan Stanley	111,657
743	National City Corp.	25,700
68	Nationwide Financial Services	4,210
4	Nelnet, Inc., Class A	102
423	New York Community Bancorp, Inc.	7,394
17	Northern Trust Corp.	1,106
6	Nymex Holdings, Inc.	764
181	NYSE Euronext*	15,037
316	Old Republic International Corp.	6,845
13	Philadelphia Consolidated Holding Co.*	536
254	Plum Creek Timber Co., Inc. (REIT)	10,617
120	PMI Group, Inc. (The)	5,933
478	PNC Financial Services Group, Inc.	35,276
383	Popular, Inc.	6,591
355	Principal Financial Group, Inc.	21,584
742	Progressive Corp. (The)	17,103
337	Prologis (REIT)	21,790
97	Protective Life Corp.	4,853
548	Prudential Financial, Inc.	55,907
63	Public Storage, Inc. (REIT)	5,638
113	Radian Group, Inc.	6,995
124	Raymond James Financial, Inc.	4,130
95	Rayonier, Inc. (REIT)	4,271
94	Regency Centers Corp. (REIT)	7,386
1008	Regions Financial Corp.	35,955
40	Reinsurance Group of America, Inc.	2,505
145	Safeco Corp.	9,099
135	Simon Property Group, Inc. (REIT)	14,577
148	Sky Financial Group, Inc.	4,070
13	SL Green Realty Corp. (REIT)	1,821
103	South Financial Group, Inc. (The)	2,451
539	Sovereign Bancorp, Inc.	12,526
75	Stancorp Financial Group, Inc.	3,814
29	State Street Corp.	1,980
6	Student Loan Corp. (The)	1,231
500	SunTrust Banks, Inc.	44,645
207	Synovus Financial Corp.	6,843
33	Taubman Centers, Inc. (REIT)	1,816
112	TCF Financial Corp.	3,162
167	Thornburg Mortgage, Inc.(REIT)	4,631
138	Torchmark Corp.	9,675
23	Transatlantic Holdings, Inc.	1,648
958	Travelers Cos Inc. (The)	51,895
73	UnionBanCal Corp.	4,481
65	Unitrin, Inc.	3,184
472	Unum Group	12,527
2451	U.S. Bancorp	84,756
168	Valley National Bancorp	4,120
74	Ventas, Inc. (REIT)	3,135
180	Vornado Realty Trust (REIT)	21,782
2383	Wachovia Corp.	129,135
120	Washington Federal, Inc.	3,010
1214	Washington Mutual, Inc.	53,076
72	Webster Financial Corp.	3,239
83	Weingarten Realty Investors (REIT)	3,873
3938	Wells Fargo & Co.	142,122
3	Wesco Financial Corp.	1,293

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

90	Whitney Holding Corp.	$2,794
94	Wilmington Trust Corp.	4,015
102	WR Berkley Corp.	3,360
146	Zions Bancorporation	11,747
		3,542,582

	Health Care – 6.5%

418	Abbott Laboratories	23,554
361	Aetna, Inc.	19,108
213	AmerisourceBergen Corp.	10,910
50	Applera Corp. - Applied Biosystems Group	1,419
62	Bausch & Lomb, Inc.	4,210
7	Beckman Coulter, Inc.	458
239	Biogen Idec, Inc.*	12,481
1466	Bristol-Myers Squibb Co.	44,434
66	Charles River Laboratories International, Inc.*	3,509
133	Cigna Corp.	22,295
53	Community Health Systems, Inc.*	2,020
30	Cooper Cos., Inc. (The)	1,654
330	Eli Lilly & Co.	19,345
246	Health Management Associates, Inc., Class A	2,706
12	Health Net, Inc.*	685
49	Hillenbrand Industries, Inc.	3,244
79	IMS Health, Inc.	2,583
42	Invitrogen Corp.*	3,042
465	Johnson & Johnson	29,421
333	King Pharmaceuticals, Inc.*	7,073
51	LifePoint Hospitals, Inc.*	2,070
126	McKesson Corp.	7,954
149	Medco Health Solutions, Inc.*	11,586
2087	Merck & Co., Inc.	109,463
200	Millennium Pharmaceuticals, Inc.*	2,174
86	Omnicare, Inc.	3,218
84	PerkinElmer, Inc.	2,227
10116	Pfizer, Inc.	278,089
206	Tenet Healthcare Corp.*	1,432
297	Thermo Fisher Scientific, Inc.*	16,216
101	Triad Hospitals, Inc.*	5,405
49	Universal Health Services, Inc., Class B	3,028
140	Watson Pharmaceuticals, Inc.*	4,320
474	WellPoint, Inc.*	38,588
720	Wyeth	41,645
		741,566

	Industrials – 6.5%

116	AGCO Corp.*	5,020
61	Alexander & Baldwin, Inc.	3,263
29	Alliant Techsystems, Inc.*	2,929
324	Allied Waste Industries, Inc.*	4,361
78	AMR Corp.*	2,211
41	Armor Holdings, Inc.*	3,523
119	Avis Budget Group, Inc.*	3,600
14	Brink’s Co. (The)	923
12	Carlisle Cos., Inc.	530
28	Corrections Corp. of America*	1,814
73	Crane Co.	3,189
312	CSX Corp.	14,177
27	Cummins, Inc.	2,544
323	Deere & Co.	38,912
30	Dover Corp.	1,502
39	DRS Technologies, Inc.	2,003
206	Eaton Corp.	19,310
70	Emerson Electric Co.	3,392
19	Equifax, Inc.	799
67	Flowserve Corp.	4,650
29	GATX Corp.	1,492
556	General Dynamics Corp.	44,613
7379	General Electric Co.	277,303
12	Goodrich Corp.	714
38	Hertz Global Holdings, Inc.*	805
589	Honeywell International, Inc.	34,109
60	Hubbell, Inc., Class B	3,380
84	ITT Corp.	5,653
67	Kansas City Southern*	2,750
123	KBR, Inc.*	3,386
54	Kennametal, Inc.	4,154
155	L-3 Communications Holdings, Inc.	14,765
113	Laidlaw International, Inc.	3,876
79	Lennox International, Inc.	2,706
18	Manpower, Inc.	1,656
215	Masco Corp.	6,495
238	Norfolk Southern Corp.	13,775
438	Northrop Grumman Corp.	33,117

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

141	Paccar, Inc.	$12,299
141	Pall Corp.	6,310
94	Parker Hannifin Corp.	9,528
87	Pentair, Inc.	3,218
126	Pitney Bowes, Inc.	6,016
82	Quanta Services, Inc.*	2,461
297	R.R. Donnelley & Sons Co.	12,718
318	Raytheon Co.	17,681
13	Republic Services, Inc.	394
84	Ryder System, Inc.	4,529
111	Shaw Group, Inc. (The)*	4,491
464	Southwest Airlines Co.	6,640
21	Spirit Aerosystems Holdings, Inc., Class A*	733
82	SPX Corp.	7,205
23	Steelcase, Inc.	447
55	Teleflex, Inc.	4,417
72	Terex Corp.*	6,103
12	Textron, Inc.	1,288
107	Timken Co.	3,762
7	Trinity Industries, Inc.	323
152	UAL Corp.*	5,968
201	Union Pacific Corp.	24,257
89	United Rentals, Inc.*	2,986
119	United Technologies Corp.	8,395
67	URS Corp.*	3,369
63	USG Corp.*	3,236
82	Waste Management, Inc.	3,171
28	WW Grainger, Inc.	2,465
79	YRC Worldwide, Inc.*	3,176
		740,987

	Information Technology – 3.0%

18	ADC Telecommunications, Inc.*	301
75	Affiliated Computer Services, Inc., Class A*	4,376
144	Arrow Electronics, Inc.*	5,911
590	Atmel Corp.*	3,298
586	Avaya, Inc.*	9,376
94	Avnet, Inc.*	4,027
38	AVX Corp.	684
483	CA, Inc.	12,814
62	Cadence Design Systems, Inc.*	1,408
19	Ceridian Corp.*	672
89	Ciena Corp.*	3,054
236	Computer Sciences Corp.*	13,074
446	Compuware Corp.*	5,067
182	Convergys Corp.*	4,685
16	Cree, Inc.*	360
23	Cypress Semiconductor Corp.*	494
19	Diebold, Inc.	942
313	Electronic Data Systems Corp.	9,017
366	EMC Corp.*	6,182
16	Fair Isaac Corp.	606
81	Fairchild Semiconductor International, Inc.*	1,492
231	Fidelity National Information Services, Inc.	12,455
139	Hewitt Associates, Inc., Class A*	4,173
1519	Hewlett-Packard Co.	69,433
193	Ingram Micro, Inc.*	3,999
154	Integrated Device Technology, Inc.*	2,312
194	International Business Machines Corp.	20,680
44	International Rectifier Corp.*	1,594
109	Intersil Corp., Class A	3,281
360	Juniper Networks, Inc.*	8,788
58	Kla-Tencor Corp.	3,189
32	Lexmark International, Inc., Class A*	1,662
153	LSI Corp.*	1,328
17	McAfee, Inc.*	625
543	Micron Technology, Inc.*	6,614
684	Motorola, Inc.	12,442
198	NCR Corp.*	10,627
466	Novell, Inc.*	3,644
105	Novellus Systems, Inc.*	3,222
12	Rambus, Inc.*	227
5	Riverbed Technology, Inc.*	209
439	Sanmina-SCI Corp.*	1,567
669	Solectron Corp.*	2,275
101	Spansion, Inc., Class A*	1,099
4409	Sun Microsystems, Inc.*	22,486
731	Symantec Corp.*	14,613
180	Synopsys, Inc.*	4,774
77	Tech Data Corp.*	2,838
33	Tektronix, Inc.	999
617	Tellabs, Inc.*	6,756
62	Teradyne, Inc.*	1,055
472	Unisys Corp.*	3,927

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

21	VeriSign, Inc.*	$626
183	Vishay Intertechnology, Inc.*	3,261
1328	Xerox Corp.*	25,059
		349,679

	Materials – 3.6%

272	Air Products & Chemicals, Inc.	21,213
6	Airgas, Inc.	256
108	Albemarle Corp.	4,389
722	Alcoa, Inc.	29,804
79	Ashland, Inc.	4,765
144	Bemis Co., Inc.	4,843
51	Cabot Corp.	2,464
3	Carpenter Technology Corp.	398
49	Celanese Corp., Class A	1,783
331	Chemtura Corp.	3,604
165	Commercial Metals Co.	5,800
57	Cytec Industries, Inc.	3,389
360	Domtar Corp.*	3,924
1323	Dow Chemical Co. (The)	60,038
112	Eastman Chemical Co.	7,410
252	El Du Pont de Nemours & Co.	13,185
53	FMC Corp.	4,434
362	Freeport-McMoRan Copper & Gold, Inc.	28,489
37	Huntsman Corp.	740
40	International Flavors & Fragrances, Inc.	2,053
626	International Paper Co.	24,520
146	Louisiana-Pacific Corp.	2,993
94	Lubrizol Corp.	6,178
298	Lyondell Chemical Co.	11,077
250	MeadWestvaco Corp.	8,750
203	Mosaic Co. (The)*	7,131
31	Newmont Mining Corp.	1,261
428	Nucor Corp.	28,907
199	PPG Industries, Inc.	15,162
90	Reliance Steel & Aluminum Co.	5,523
189	Rohm & Haas Co.	10,019
163	RPM International, Inc.	3,703
16	Scotts Miracle-Gro Co. (The), Class A	737
132	Sealed Air Corp.	4,264
105	Sigma-Aldrich Corp.	4,544
351	Smurfit-Stone Container Corp.*	4,538
136	Sonoco Products Co.	5,889
133	Steel Dynamics, Inc.	6,238
152	Temple-Inland, Inc.	9,576
170	United States Steel Corp.	19,237
140	Valspar Corp.	4,045
19	Westlake Chemical Corp.	533
304	Weyerhaeuser Co.	24,916
		412,722

	Telecommunication Services – 6.2%

496	Alltel Corp.	33,986
8676	AT&T, Inc.	358,666
160	CenturyTel, Inc.	7,907
274	Citizens Communications Co.	4,343
28	Crown Castle International Corp.*	1,031
205	Embarq Corp.	13,173
41	Leap Wireless International, Inc.*	3,504
165	Level 3 Communications, Inc.*	960
2175	Qwest Communications International, Inc.*	22,381
3049	Sprint Nextel Corp.	69,670
69	Telephone & Data Systems, Inc.	4,271
9	U.S. Cellular Corp.*	715
4027	Verizon Communications, Inc.	175,295
610	Windstream Corp.	9,162
		705,064

	Utilities – 6.0%

108	AGL Resources, Inc.	4,607
162	Alliant Energy Corp.	6,998
283	Ameren Corp.	15,019
542	American Electric Power Co., Inc.	25,815
71	Aqua America, Inc.	1,623
120	Atmos Energy Corp.	3,887
428	Centerpoint Energy, Inc.	8,102
304	CMS Energy Corp.	5,548
358	Consolidated Edison, Inc.	17,478
215	Constellation Energy Group, Inc.	19,731
478	Dominion Resources, Inc.	42,346
129	DPL, Inc.	3,936
244	DTE Energy Co.	12,903
1701	Duke Energy Corp.	33,238
519	Dynegy, Inc., Class A*	5,024

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

448	Edison International	$26,105
101	Energen Corp.	5,951
218	Energy East Corp.	5,269
272	Entergy Corp.	30,709
22	Equitable Resources, Inc.	1,144
142	Exelon Corp.	11,076
421	FirstEnergy Corp.	29,146
556	FPL Group, Inc.	35,545
119	Great Plains Energy, Inc.	3,703
112	Hawaiian Electric Industries, Inc.	2,744
103	Integrys Energy Group, Inc.	5,758
241	KeySpan Corp.	10,042
247	MDU Resources Group, Inc.	7,487
352	Mirant Corp.*	16,333
115	National Fuel Gas Co.	5,239
375	NiSource, Inc.	8,329
211	Northeast Utilities	6,416
122	NRG Energy, Inc.*	10,723
147	NSTAR	5,120
125	OGE Energy Corp.	4,615
152	Oneok, Inc.	8,223
262	Pepco Holdings, Inc.	7,823
477	PG&E Corp.	23,497
136	Pinnacle West Capital Corp.	6,314
524	PPL Corp.	24,083
348	Progress Energy, Inc.	17,431
346	Public Service Enterprise Group, Inc.	30,773
160	Puget Energy, Inc.	4,034
13	Questar Corp.	1,404
467	Reliant Energy, Inc.*	11,965
159	SCANA Corp.	6,740
356	Sempra Energy	21,830
304	Sierra Pacific Resources*	5,764
1021	Southern Co.	36,766
146	Southern Union Co.	5,081
287	TECO Energy, Inc.	5,040
145	UGI Corp.	4,176
104	Vectren Corp.	3,012
161	Wisconsin Energy Corp.	7,797
558	Xcel Energy, Inc.	12,806
		682,268
	Total Common Stock (Cost $9,957,489)	10,375,413

Principal Amount		Value
	Repurchase Agreements – 8.3%

$577,342	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $577,426 **	$577,342
365,282	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $365,335 ***	365,282
	Total Repurchase Agreements (Cost $942,624)	942,624
	Total Investments (Cost $10,900,113) – 99.3%	11,318,037
	Other assets less liabilities — 0.7%	76,367
	Net Assets – 100.0%	$11,394,404

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*                                         Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $588,093. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $371,060. The investment in the repurchase agreement was through participation in a pooled account.

REIT                     Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$579,054
Aggregate gross unrealized depreciation	(162,823)
Net unrealized appreciation	$416,231
Federal income tax cost of investments	$10,901,806

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on Russell 1000® Value Index, expiring 06/27/07	$12,335,248	$79,395

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) – 91.6%
	Consumer Discretionary – 12.5%

119	Abercrombie & Fitch Co.	$9,835
146	Advance Auto Parts, Inc.	6,047
423	Amazon.Com, Inc.*	29,246
231	American Eagle Outfitters, Inc.	6,237
91	AnnTaylor Stores Corp.*	3,557
189	Apollo Group, Inc., Class A*	9,066
69	Autozone, Inc.*	8,875
17	Barnes & Noble, Inc.	727
28	Beazer Homes USA, Inc.	1,002
382	Bed Bath & Beyond, Inc.*	15,532
542	Best Buy Co., Inc.	26,173
84	Black & Decker Corp.	7,932
6	BorgWarner, Inc.	505
59	Boyd Gaming Corp.	2,952
155	Brinker International, Inc.	4,954
24	Brunswick Corp.	826
34	Burger King Holdings, Inc.	870
147	Cablevision Systems Corp.*	5,320
133	Career Education Corp.*	4,638
286	Carmax, Inc.*	6,864
75	Centex Corp.	3,627
106	Cheesecake Factory (The)*	2,991
242	Chico’s FAS, Inc.*	6,592
45	Choice Hotels International, Inc.	1,814
219	Circuit City Stores, Inc.	3,519
48	Clear Channel Outdoor Holdings, Inc., Class A*	1,395
521	Coach, Inc.*	26,759
81	Coldwater Creek, Inc.*	2,013
1,999	Comcast Corp., Class A*	54,793
21	CTC Media, Inc.*	537
200	Darden Restaurants, Inc.	9,114
52	Dick’s Sporting Goods, Inc.*	2,890
1,090	DIRECTV Group, Inc. (The)*	25,462
107	Discovery Holding Co., Class A*	2,502
399	Dollar General Corp.	8,634
15	Dollar Tree Stores, Inc.*	635
80	Dow Jones & Co., Inc.	4,265
228	DR Horton, Inc.	5,328
34	DreamWorks Animation SKG, Inc., Class A*	1,016
279	EchoStar Communications Corp., Class A*	12,851
114	EW Scripps Co., Class A	5,201
23	Expedia, Inc.*	553
113	Family Dollar Stores, Inc.	3,802
60	Federated Department Stores, Inc.*	2,396
24	Foot Locker, Inc.	527
69	Fortune Brands, Inc.	5,574
179	GameStop Corp., Class A*	6,619
374	Gap, Inc. (The)	6,926
176	Gentex Corp.	3,124
71	Getty Images, Inc.*	3,554
285	Goodyear Tire & Rubber Co. (The)*	10,109
445	H&R Block, Inc.	10,542
68	Hanesbrands, Inc.*	1,775
364	Harley-Davidson, Inc.	22,237
91	Harman International Industries, Inc.	10,797
185	Harrah’s Entertainment, Inc.	15,808
70	Harte-Hanks, Inc.	1,838
521	Hilton Hotels Corp.	18,522
2,469	Home Depot, Inc.	95,970
91	IAC/InterActiveCorp.*	3,149
459	International Game Technology	18,447
635	Interpublic Group of Cos., Inc.*	7,461
56	ITT Educational Services, Inc.*	6,339
35	Jarden Corp.*	1,492
318	JC Penney Co., Inc.	25,593
60	John Wiley & Sons, Inc., Class A	2,751
150	Johnson Controls, Inc.	16,455
56	KB Home	2,570
444	Kohl’s Corp.*	33,442
112	Lamar Advertising Co., Class A*	7,336
188	Las Vegas Sands Corp.*	14,668
50	Laureate Education, Inc.*	2,995
136	Leggett & Platt, Inc.	3,328
74	Lennar Corp., Class A	3,378
197	Liberty Global, Inc. Class A*	7,565
683	Liberty Media Corp. - Interactive, Class A*	16,549
462	Limited Brands, Inc.	12,127
2,102	Lowe’s Cos., Inc.	68,988
434	Marriott International, Inc., Class A	19,986
7	McClatchy Co., Class A	194

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

485	McGraw-Hill Cos., Inc. (The)	$34,100
21	MDC Holdings, Inc.	1,141
42	Meredith Corp.	2,613
162	MGM Mirage*	12,884
9	Mohawk Industries, Inc.*	918
230	Newell Rubbermaid, Inc.	7,307
2,114	News Corp., Class A	46,698
522	Nike, Inc., Class B	29,623
320	Nordstrom, Inc.	16,618
43	NutriSystem, Inc.*	2,817
7	NVR, Inc.*	5,579
390	Office Depot, Inc.*	14,196
231	Omnicom Group, Inc.	24,324
154	O’Reilly Automotive, Inc.*	5,850
48	OSI Restaurant Partners, Inc.	1,954
41	Panera Bread Co., Class A*	2,311
97	Penn National Gaming, Inc.*	5,183
189	PetSmart, Inc.	6,468
83	Polo Ralph Lauren Corp.	8,095
69	Pool Corp.	2,826
143	Pulte Homes, Inc.	3,902
141	RadioShack Corp.	4,814
85	Regal Entertainment Group, Class A	1,945
195	Ross Stores, Inc.	6,404
21	Ryland Group, Inc.	970
22	Sally Beauty Holdings, Inc.*	202
90	Scientific Games Corp.*	3,361
118	ServiceMaster Co. (The)	1,827
93	Sherwin-Williams Co. (The)	6,290
1,902	Sirius Satellite Radio, Inc.*	5,573
10	Snap-On, Inc.	541
34	Standard-Pacific Corp.	725
77	Stanley Works (The)	4,869
986	Staples, Inc.	24,709
1,039	Starbucks Corp.*	29,934
245	Starwood Hotels & Resorts Worldwide, Inc.	17,657
65	Station Casinos, Inc.	5,710
1,177	Target Corp.	73,480
49	Thor Industries, Inc.	2,135
111	Tiffany & Co.	5,835
259	Tim Hortons, Inc.	8,063
351	Time Warner, Inc.	7,501
620	TJX Cos., Inc.	17,341
34	Toll Brothers, Inc.*	997
49	Tractor Supply Co.*	2,607
9	United Auto Group, Inc.	200
155	Urban Outfitters, Inc.*	4,120
859	Viacom, Inc., Class B*	38,586
1,006	Walt Disney Co. (The)	35,653
67	Warner Music Group Corp.	1,126
2	Washington Post Co. (The), Class B	1,538
49	Weight Watchers International, Inc.	2,559
53	Wendy’s International, Inc.	2,127
131	Williams-Sonoma, Inc.	4,440
35	Wyndham Worldwide Corp.*	1,302
66	Wynn Resorts Ltd.	6,372
414	XM Satellite Radio Holdings, Inc., Class A*	4,794
369	Yum! Brands, Inc.	24,989
		1,425,285

	Consumer Staples – 8.8%

22	Alberto-Culver Co.	546
1,284	Altria Group, Inc.	91,292
670	Anheuser-Busch Cos., Inc.	35,738
610	Avon Products, Inc.	23,418
18	Bare Escentuals, Inc.*	755
83	Brown-Forman Corp., Class B	5,666
176	Campbell Soup Co.	6,987
87	Church & Dwight Co., Inc.	4,351
1,827	Coca-Cola Co. (The)	96,813
624	Colgate-Palmolive Co.	41,783
49	Constellation Brands, Inc., Class A*	1,191
412	Costco Wholesale Corp.	23,266
1,926	CVS Caremark Corp.	74,228
62	Energizer Holdings, Inc.*	6,142
154	Estee Lauder Cos., Inc. (The)	7,284
54	General Mills, Inc.	3,307
83	Hansen Natural Corp.*	3,303
210	Hershey Co. (The)	11,069
258	HJ Heinz Co.	12,276
247	Kellogg Co.	13,333
361	Kimberly-Clark Corp.	25,616
123	Kroger Co. (The)	3,729
142	McCormick & Co., Inc./MD (Non-Voting)	5,295

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

96	Pepsi Bottling Group, Inc.	$3,359
2,248	PepsiCo, Inc.	153,606
920	Procter & Gamble Co.	58,466
541	Sara Lee Corp.	9,684
838	Sysco Corp.	27,754
122	UST, Inc.	6,514
1,368	Walgreen Co.	61,738
3,344	Wal-Mart Stores, Inc.	159,174
189	Whole Foods Market, Inc.	7,768
318	WM. Wrigley Jr. Co.	18,635
		1,004,086

	Energy – 3.9%

194	Arch Coal, Inc.	7,834
434	Baker Hughes, Inc.	35,796
405	BJ Services Co.	11,879
156	Cameron International Corp.*	11,060
74	Cheniere Energy, Inc.*	2,817
38	CNX Gas Corp.*	1,120
248	Consol Energy, Inc.	12,050
162	Denbury Resources, Inc.*	5,874
85	Diamond Offshore Drilling, Inc.	8,021
42	Dresser-Rand Group, Inc.*	1,495
881	El Paso Corp.	15,012
208	ENSCO International, Inc.	12,599
148	EOG Resources, Inc.	11,381
443	Exxon Mobil Corp.	36,844
92	FMC Technologies, Inc.*	6,955
62	Foundation Coal Holdings, Inc.	2,740
83	Frontier Oil Corp.	3,342
120	Global Industries Ltd.*	2,845
177	Grant Prideco, Inc.*	10,052
1,283	Halliburton Co.	46,124
123	Helix Energy Solutions Group, Inc.*	4,902
143	Helmerich & Payne, Inc.	4,846
65	Holly Corp.	4,556
111	Massey Energy Co.	3,217
221	National Oilwell Varco, Inc.*	20,874
73	Oceaneering International, Inc.*	3,653
215	Patterson-UTI Energy, Inc.	5,680
359	Peabody Energy Corp.	19,400
98	Plains Exploration & Production Co.*	5,186
178	Pride International, Inc.*	6,410
85	Quicksilver Resources, Inc.*	3,782
201	Range Resources Corp.	7,787
139	Rowan Cos., Inc.	5,488
271	Smith International, Inc.	15,043
227	Southwestern Energy Co.*	10,805
85	St. Mary Land & Exploration Co.	3,176
84	Sunoco, Inc.	6,696
114	Superior Energy Services*	4,578
96	Tetra Technologies, Inc.*	2,681
48	Tidewater, Inc.	3,168
79	Todco*	3,907
63	Unit Corp.*	3,881
28	W&T Offshore, Inc.	824
612	Williams Cos., Inc.	19,437
494	XTO Energy, Inc.	28,657
		444,474

	Financials – 7.9%

42	Affiliated Managers Group, Inc.*	5,468
675	Aflac, Inc.	35,680
12	AMBAC Financial Group, Inc.	1,075
1,465	American Express Co.	95,196
391	American International Group, Inc.	28,285
38	AmeriCredit Corp.*	1,009
40	Arthur J. Gallagher & Co.	1,176
44	Bank of Hawaii Corp.	2,354
62	Bank of New York Co., Inc. (The)	2,515
27	BlackRock, Inc.	4,146
152	Brown & Brown, Inc.	3,961
69	Capital One Financial Corp.	5,505
87	CapitalSource, Inc. (REIT)	2,288
250	CB Richard Ellis Group, Inc., Class A*	9,305
72	Cbot Holdings, Inc., Class A*	14,156
1,415	Charles Schwab Corp. (The)	31,795
47	Chicago Mercantile Exchange Holdings, Inc., Class A	24,957
4	CNA Financial Corp.	203
249	Commerce Bancorp, Inc.	8,595
32	Cullen/Frost Bankers, Inc.	1,701
69	Developers Diversified Realty Corp. (REIT)	4,254
20	Douglas Emmett, Inc. (REIT)	527
534	E*Trade Financial Corp.*	12,789

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

76	East West Bancorp, Inc.	$3,081
157	Eaton Vance Corp.	6,891
14	Essex Property Trust, Inc. (REIT)	1,781
40	Federal Realty Investment Trust (REIT)	3,545
124	Federated Investors, Inc., Class B	4,829
62	First Marblehead Corp. (The)	2,310
95	Forest City Enterprises, Inc., Class A	6,660
231	Franklin Resources, Inc.	31,356
474	Freddie Mac	31,658
121	General Growth Properties, Inc. (REIT)	7,144
371	Goldman Sachs Group, Inc. (The)	85,634
24	Hanover Insurance Group, Inc. (The)	1,171
82	HCC Insurance Holdings, Inc.	2,699
368	Hudson City Bancorp, Inc.	4,854
21	IndyMac Bancorp, Inc.	705
92	IntercontinentalExchange, Inc.*	13,334
59	Investment Technology Group, Inc.*	2,398
89	Investors Financial Services Corp.	5,475
134	Janus Capital Group, Inc.	3,709
49	Jones Lang LaSalle, Inc.	5,718
43	Kilroy Realty Corp. (REIT)	3,196
97	Legg Mason, Inc.	9,800
94	Lehman Brothers Holdings, Inc.	6,898
97	Macerich Co. (The) (REIT)	8,652
3	Markel Corp.*	1,479
501	Mellon Financial Corp.	21,708
214	Merrill Lynch & Co., Inc.	19,844
311	Moody’s Corp.	21,661
158	Morgan Stanley	13,436
128	Nasdaq Stock Market, Inc. (The)*	4,260
23	Nelnet, Inc., Class A	586
279	Northern Trust Corp.	18,157
107	Nuveen Investments, Inc., Class A	5,870
5	Nymex Holdings, Inc.*	637
183	NYSE Euronext*	15,204
164	People’s United Financial, Inc.	3,311
62	Philadelphia Consolidated Holding Co.*	2,554
25	Principal Financial Group, Inc.	1,520
270	Progressive Corp. (The)	6,224
95	Prudential Financial, Inc.	9,692
103	Public Storage (REIT)	9,219
10	Rayonier, Inc. (REIT)	450
85	SEI Investments Co.	5,247
166	Simon Property Group, Inc. (REIT)	17,925
68	SL Green Realty Corp. (REIT)	9,525
557	SLM Corp.	31,309
101	St. Joe Co. (The)	5,286
422	State Street Corp.	28,810
163	Synovus Financial Corp.	5,389
360	T. Rowe Price Group, Inc.	18,486
39	Taubman Centers, Inc. (REIT)	2,146
68	TCF Financial Corp.	1,920
422	TD Ameritrade Holding Corp.*	8,664
13	Transatlantic Holdings, Inc.	932
182	UDR, Inc. (REIT)	5,526
108	Ventas, Inc. (REIT)	4,575
209	Wachovia Corp.	11,326
5	Webster Financial Corp.	225
27	Weingarten Realty Investors (REIT)	1,260
687	Wells Fargo & Co.	24,794
118	WR Berkley Corp.	3,887
		893,482

	Health Care – 15.7%

1,656	Abbott Laboratories	93,316
34	Abraxis BioScience, Inc.*	837
81	Advanced Medical Optics, Inc.*	2,843
352	Aetna, Inc.	18,631
203	Allergan, Inc.	25,280
51	AmerisourceBergen Corp.	2,612
1,597	Amgen, Inc.*	89,959
153	Amylin Pharmaceuticals, Inc.*	7,076
201	Applera Corp. - Applied Biosystems Group	5,706
144	Barr Pharmaceuticals, Inc.*	7,678
12	Bausch & Lomb, Inc.	815
887	Baxter International, Inc.	50,417
79	Beckman Coulter, Inc.	5,167
335	Becton Dickinson & Co.	25,544
230	Biogen Idec, Inc.*	12,011
333	Biomet, Inc.	14,525
1,671	Boston Scientific Corp.*	26,185
1,220	Bristol-Myers Squibb Co.	36,978
25	Brookdale Senior Living, Inc.	1,180
523	Cardinal Health, Inc.	37,897
505	Celgene Corp.*	30,926

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

89	Cephalon, Inc.*	$7,388
87	Cerner Corp.*	4,942
28	Charles River Laboratories International, Inc.*	1,489
81	Community Health Systems, Inc.*	3,088
30	Cooper Cos., Inc. (The)	1,654
65	Covance, Inc.*	4,326
217	Coventry Health Care, Inc.*	12,948
141	CR Bard	11,902
155	Cytyc Corp.*	6,553
112	Dade Behring Holdings, Inc.	6,032
140	DaVita, Inc.*	7,732
214	Dentsply International, Inc.	7,734
80	Edwards Lifesciences Corp.*	4,016
1,007	Eli Lilly & Co.	59,030
180	Endo Pharmaceuticals Holdings, Inc.*	6,358
156	Express Scripts, Inc.*	15,928
442	Forest Laboratories, Inc.*	22,414
632	Genentech, Inc.*	50,415
70	Gen-Probe, Inc.*	3,786
353	Genzyme Corp.*	22,776
616	Gilead Sciences, Inc.*	50,986
84	Health Management Associates, Inc., Class A	924
144	Health Net, Inc.*	8,219
120	Henry Schein, Inc.*	6,424
35	Hillenbrand Industries, Inc.	2,317
221	HLTH Corp.*	3,335
211	Hospira, Inc.*	8,406
223	Humana, Inc.*	13,837
43	Idexx Laboratories, Inc.*	3,796
94	ImClone Systems, Inc.*	3,884
194	IMS Health, Inc.	6,344
50	Intuitive Surgical, Inc.*	6,881
23	Invitrogen Corp.*	1,666
3,568	Johnson & Johnson	225,747
60	Kinetic Concepts, Inc.*	3,011
168	Laboratory Corp. of America Holdings*	13,228
28	LifePoint Hospitals, Inc.*	1,137
118	Lincare Holdings, Inc.*	4,731
100	Manor Care, Inc.	6,800
288	McKesson Corp.	18,181
235	Medco Health Solutions, Inc.*	18,274
337	Medimmune, Inc.*	19,506
1,635	Medtronic, Inc.	86,933
902	Merck & Co., Inc.	47,310
229	Millennium Pharmaceuticals, Inc.*	2,489
72	Millipore Corp.*	5,383
332	Mylan Laboratories, Inc.	6,564
80	Omnicare, Inc.	2,994
188	Patterson Cos., Inc.*	7,054
155	PDL BioPharma, Inc.*	4,264
65	Pediatrix Medical Group, Inc.*	3,745
88	PerkinElmer, Inc.	2,333
137	Pharmaceutical Product Development, Inc.	5,000
215	Quest Diagnostics, Inc.	10,539
102	Resmed, Inc.*	4,598
99	Respironics, Inc.*	4,371
2,006	Schering-Plough Corp.	65,676
147	Sepracor, Inc.*	7,159
76	Sierra Health Services, Inc.*	3,168
464	St. Jude Medical, Inc.*	19,808
405	Stryker Corp.	27,261
53	Techne Corp.*	3,164
434	Tenet Healthcare Corp.*	3,016
266	Thermo Fisher Scientific, Inc.*	14,524
20	Triad Hospitals, Inc.*	1,070
1,824	UnitedHealth Group, Inc.	99,900
14	Universal Health Services, Inc., Class B	865
178	Varian Medical Systems, Inc.*	7,173
113	VCA Antech, Inc.*	4,473
170	Vertex Pharmaceuticals, Inc.*	5,076
141	Waters Corp.*	8,502
44	WellCare Health Plans, Inc.*	4,050
397	WellPoint, Inc.*	32,320
1,114	Wyeth	64,434
336	Zimmer Holdings, Inc.*	29,588
		1,778,532

	Industrials – 13.5%

1,022	3M Co.	89,895
9	AGCO Corp.*	390
16	Alliant Techsystems, Inc.*	1,616
19	Allied Waste Industries, Inc.*	256
241	American Standard Cos., Inc.	14,407

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

144	Ametek, Inc.	$5,435
248	AMR Corp.*	7,031
127	Avery Dennison Corp.	8,289
19	Avis Budget Group, Inc.*	575
1,083	Boeing Co.	108,939
51	Brink’s Co. (The)	3,362
494	Burlington Northern Santa Fe Corp.	46,006
71	Carlisle Cos., Inc.	3,135
907	Caterpillar, Inc.	71,272
236	CH Robinson Worldwide, Inc.	12,786
108	ChoicePoint, Inc.*	4,737
180	Cintas Corp.	6,905
131	Continental Airlines, Inc., Class B*	5,262
65	Con-way, Inc.	3,685
96	Copart, Inc.*	2,994
54	Corporate Executive Board Co.	3,592
54	Corrections Corp. of America*	3,499
155	Covanta Holding Corp.*	3,844
293	CSX Corp.	13,314
115	Cummins, Inc.	10,836
322	Danaher Corp.	23,667
100	Donaldson Co., Inc.	3,653
247	Dover Corp.	12,362
17	DRS Technologies, Inc.	873
85	Dun & Bradstreet Corp.*	8,511
1,043	Emerson Electric Co.	50,533
185	Equifax, Inc.	7,776
289	Expeditors International Washington, Inc.	12,618
170	Fastenal Co.	7,368
413	FedEx Corp.	46,099
11	Flowserve Corp.*	764
118	Fluor Corp.	12,284
71	Gardner Denver, Inc.*	2,924
32	GATX Corp.	1,646
6,874	General Electric Co.	258,325
156	Goodrich Corp.	9,280
93	Graco, Inc.	3,724
114	Harsco Corp.	6,072
82	Hertz Global Holdings, Inc.*	1,737
65	HNI Corp.	2,864
480	Honeywell International, Inc.	27,797
23	Hubbell, Inc., Class B	1,296
107	IDEX Corp.	4,034
676	Illinois Tool Works, Inc.	35,639
167	ITT Corp.	11,239
158	Jacobs Engineering Group, Inc.*	9,156
138	JB Hunt Transport Services, Inc.	4,021
148	Joy Global, Inc.	8,381
37	Kansas City Southern*	1,519
101	KBR, Inc.*	2,781
71	Kirby Corp.*	2,841
12	L-3 Communications Holdings, Inc.	1,143
79	Landstar System, Inc.	3,844
58	Lincoln Electric Holdings, Inc.	4,077
496	Lockheed Martin Corp.	48,658
83	Manitowoc Co., Inc. (The)	6,290
102	Manpower, Inc.	9,384
326	Masco Corp.	9,848
167	Monster Worldwide, Inc.*	7,884
51	MSC Industrial Direct Co.	2,732
300	Norfolk Southern Corp.	17,364
34	Northrop Grumman Corp.	2,571
100	Oshkosh Truck Corp.	6,169
199	Paccar, Inc.	17,359
30	Pall Corp.	1,343
70	Parker Hannifin Corp.	7,095
52	Pentair, Inc.	1,923
176	Pitney Bowes, Inc.	8,404
183	Precision Castparts Corp.	21,879
67	Quanta Services, Inc.*	2,011
291	Raytheon Co.	16,180
215	Republic Services, Inc.	6,510
204	Robert Half International, Inc.	7,169
215	Rockwell Automation, Inc.	14,631
231	Rockwell Collins, Inc.	16,325
117	Roper Industries, Inc.	6,828
631	Southwest Airlines Co.	9,030
62	Spirit Aerosystems Holdings, Inc., Class A*	2,164
81	Steelcase, Inc.	1,573
60	Stericycle, Inc.*	5,470
64	Terex Corp.*	5,425
165	Textron, Inc.	17,704
80	Thomas & Betts Corp.*	4,642
9	Timken Co.	316

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

54	Toro Co.	$3,231
101	Trinity Industries, Inc.	4,663
166	Union Pacific Corp.	20,033
872	United Parcel Service, Inc., Class B	62,758
1,253	United Technologies Corp.	88,399
5	URS Corp.*	251
87	US Airways Group, Inc.*	3,102
52	USG Corp.*	2,671
70	Walter Industries, Inc.	2,253
626	Waste Management, Inc.	24,207
65	WESCO International, Inc.*	4,213
70	WW Grainger, Inc.	6,163
		1,529,735

	Information Technology – 24.2%

374	Activision, Inc.*	7,401
105	Acxiom Corp.	2,919
141	ADC Telecommunications, Inc.*	2,362
811	Adobe Systems, Inc.*	35,749
743	Advanced Micro Devices, Inc.*	10,603
53	Affiliated Computer Services, Inc., Class A*	3,093
547	Agilent Technologies, Inc.*	20,879
223	Akamai Technologies, Inc.*	9,859
110	Alliance Data Systems Corp.*	8,571
486	Altera Corp.	11,086
243	Amphenol Corp., Class A	8,695
463	Analog Devices, Inc.	16,765
1,152	Apple, Inc.*	140,037
1,869	Applied Materials, Inc.	35,698
23	Arrow Electronics, Inc.*	944
313	Autodesk, Inc.*	14,226
780	Automatic Data Processing, Inc.	38,766
49	Avaya, Inc.*	784
80	Avnet, Inc.*	3,427
31	AVX Corp.	558
528	BEA Systems, Inc.*	6,785
288	BMC Software, Inc.*	9,544
617	Broadcom Corp., Class A*	18,856
195	Broadridge Financial Solutions, Inc.*	3,947
85	CA, Inc.	2,255
321	Cadence Design Systems, Inc.*	7,290
80	CDW Corp.	6,811
169	Ceridian Corp.*	5,978
112	Checkfree Corp.*	4,396
25	Ciena Corp.*	858
8,303	Cisco Systems, Inc.*	223,517
247	Citrix Systems, Inc.*	8,302
190	Cognizant Technology Solutions Corp., Class A*	14,926
10	Convergys Corp.*	257
2,110	Corning, Inc.*	52,750
89	Cree, Inc.*	2,003
184	Cypress Semiconductor Corp.*	3,950
3,138	Dell, Inc.*	84,318
73	Diebold, Inc.	3,619
48	Dolby Laboratories, Inc., Class A*	1,618
76	DST Systems, Inc.*	6,363
1,595	eBay, Inc.*	51,933
412	Electronic Arts, Inc.*	20,134
394	Electronic Data Systems Corp.	11,351
2,633	EMC Corp.*	44,471
55	F5 Networks, Inc.*	4,469
56	Factset Research Systems, Inc.	3,574
63	Fair Isaac Corp.	2,385
84	Fairchild Semiconductor International, Inc.*	1,547
28	Fidelity National Information Services, Inc.	1,510
1,037	First Data Corp.	33,910
238	Fiserv, Inc.*	14,101
92	Global Payments, Inc.	3,684
283	Google, Inc., Class A*	140,863
182	Harris Corp.	9,085
14	Hewitt Associates, Inc., Class A*	420
2,310	Hewlett-Packard Co.	105,590
120	Integrated Device Technology, Inc.*	1,801
7,912	Intel Corp.	175,409
1,909	International Business Machines Corp.	203,499
53	International Rectifier Corp.*	1,920
84	Intersil Corp., Class A	2,528
472	Intuit, Inc.*	14,396
232	Iron Mountain, Inc.*	6,378
247	Jabil Circuit, Inc.	5,681
277	JDS Uniphase Corp.*	3,629
412	Juniper Networks, Inc.*	10,057
213	Kla-Tencor Corp.	11,711

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

190	Lam Research Corp.*	$10,195
101	Lexmark International, Inc., Class A*	5,245
345	Linear Technology Corp.	12,382
881	LSI Corp.*	7,647
83	Mastercard, Inc., Class A	12,413
434	Maxim Integrated Products, Inc.	13,346
200	McAfee, Inc.*	7,352
199	MEMC Electronic Materials, Inc.*	12,095
52	Mettler Toledo International, Inc.*	5,112
290	Microchip Technology, Inc.	11,768
448	Micron Technology, Inc.*	5,457
11,321	Microsoft Corp.	347,215
186	Molex, Inc.	5,532
115	MoneyGram International, Inc.	3,351
2,475	Motorola, Inc.	45,020
76	National Instruments Corp.	2,396
432	National Semiconductor Corp.	11,629
128	NAVTEQ Corp.*	5,482
52	NCR Corp.*	2,791
507	Network Appliance, Inc.*	16,320
69	Novellus Systems, Inc.*	2,118
477	Nvidia Corp.*	16,538
5,406	Oracle Corp.*	104,768
455	Paychex, Inc.	18,382
280	PMC - Sierra, Inc.*	2,159
218	QLogic Corp.*	3,719
2,280	Qualcomm, Inc.	97,926
107	Rambus, Inc.*	2,020
263	Red Hat, Inc.*	6,459
9	Riverbed Technology, Inc.*	375
114	Salesforce.com, Inc.*	5,387
306	SanDisk Corp.*	13,326
289	Sanmina-SCI Corp.*	1,032
68	Silicon Laboratories, Inc.*	2,354
552	Solectron Corp.*	1,877
21	Spansion, Inc., Class A*	228
412	Sun Microsystems, Inc.*	2,101
550	Symantec Corp.*	10,995
18	Synopsys, Inc.*	477
80	Tektronix, Inc.	2,422
207	Teradyne, Inc.*	3,523
1,952	Texas Instruments, Inc.	69,023
51	Total System Services, Inc.	1,693
155	Trimble Navigation Ltd.*	4,524
63	VeriFone Holdings, Inc.*	2,182
311	VeriSign, Inc.*	9,277
48	Vishay Intertechnology, Inc.*	855
10	WebMD Health Corp., Class A*	503
299	Western Digital Corp.*	5,624
1,037	Western Union Co. (The)	23,281
465	Xilinx, Inc.	13,243
1,908	Yahoo!, Inc.*	54,760
96	Zebra Technologies Corp.*	3,851
		2,756,551

	Materials – 2.8%

35	Air Products & Chemicals, Inc.	2,730
86	Airgas, Inc.	3,667
468	Alcoa, Inc.	19,319
136	Allegheny Technologies, Inc.	15,720
142	Ball Corp.	7,861
35	Cabot Corp.	1,691
32	Carpenter Technology Corp.	4,242
55	Celanese Corp., Class A	2,001
227	Crown Holdings, Inc.*	5,659
294	Domtar Corp.*	3,205
69	Eagle Materials, Inc.	3,462
245	Ecolab, Inc.	10,572
999	El Du Pont de Nemours & Co.	52,268
65	Florida Rock Industries, Inc.	4,424
162	Freeport-McMoRan Copper & Gold, Inc.	12,749
86	Huntsman Corp.	1,720
83	International Flavors & Fragrances, Inc.	4,260
62	Martin Marietta Materials, Inc.	9,637
733	Monsanto Co.	45,153
144	Nalco Holding Co.*	3,806
537	Newmont Mining Corp.	21,845
208	Owens-Illinois, Inc.*	7,072
110	Packaging Corp. of America	2,845
180	Pactiv Corp.*	6,115
29	PPG Industries, Inc.	2,210
437	Praxair, Inc.	29,755
32	Rohm & Haas Co.	1,696
47	Scotts Miracle-Gro Co. (The), Class A	2,164
91	Sealed Air Corp.	2,939

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

78	Sigma-Aldrich Corp.	$3,376
19	Southern Copper Corp.	1,685
115	Titanium Metals Corp.*	3,979
10	Valhi, Inc.	154
128	Vulcan Materials Co.	15,320
		315,301

	Telecommunication Services – 0.9%

568	American Tower Corp., Class A*	24,526
193	Citizens Communications Co.	3,059
252	Crown Castle International Corp.*	9,279
25	Leap Wireless International, Inc.*	2,137
1,875	Level 3 Communications, Inc.*	10,912
84	NeuStar, Inc., Class A*	2,441
198	NII Holdings, Inc.*	16,131
139	SBA Communications Corp., Class A*	4,466
934	Sprint Nextel Corp.	21,342
80	Telephone & Data Systems, Inc.	4,952
12	U.S. Cellular Corp.*	952
		100,197

	Utilities – 1.4%

892	AES Corp. (The)*	21,167
221	Allegheny Energy, Inc.*	11,799
105	Aqua America, Inc.	2,400
31	Constellation Energy Group, Inc.	2,845
28	DPL, Inc.	854
142	Equitable Resources, Inc.	7,387
766	Exelon Corp.	59,749
51	NRG Energy, Inc.*	4,483
103	Questar Corp.	11,125
619	TXU Corp.	41,752
		163,561
	Total Common Stock (Cost $9,980,586)	10,411,204

Principal Amount		Value
	Repurchase Agreements – 16.0%

$1,113,138	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,113,300 **	$1,113,138
704,276	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $704,379 ***	704,276
	Total Repurchase Agreements (Cost $1,817,414)	1,817,414
	Total Investments (Cost $11,798,000) – 107.6%	12,228,618
	Liabilities in excess of other assets — (7.6)%	(858,569)
	Net Assets – 100.0%	$11,370,049

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*                                         Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,133,866. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $715,418. The investment in the repurchase agreement was through participation in a pooled account.

REIT                     Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$620,982
Aggregated gross unrealized depreciation	(190,909)
Net unrealized appreciation	$430,073
Federal income tax cost of investments	$11,798,545

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 06/27/07	$12,081,775	$150,111

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) – 92.0%
	Consumer Discretionary – 12.0%

28	AnnTaylor Stores Corp.*	$1,095
416	Autoliv, Inc.	24,835
788	AutoNation, Inc.*	17,431
200	Barnes & Noble, Inc.	8,554
101	Beazer Homes USA, Inc.	3,613
28	Black & Decker Corp.	2,644
266	BorgWarner, Inc.	22,387
385	Brunswick Corp.	13,256
539	Cablevision Systems Corp., Class A*	19,506
332	Centex Corp.	16,056
79	Circuit City Stores, Inc.	1,270
48	CTC Media, Inc.*	1,227
313	Dillards, Inc., Class A	11,362
1,009	Discovery Holding Co., Class A*	23,590
106	Dollar General Corp.	2,294
442	Dollar Tree Stores, Inc.*	18,701
724	DR Horton, Inc.	16,920
75	DreamWorks Animation SKG, Inc., Class A*	2,241
1,440	Eastman Kodak Co.	36,518
905	Expedia, Inc.*	21,747
362	Family Dollar Stores, Inc.	12,181
692	Foot Locker, Inc.	15,182
9,069	Ford Motor Co.	75,635
483	Fortune Brands, Inc.	39,017
1,192	Gannett Co., Inc.	70,113
69	Gentex Corp.	1,225
866	Genuine Parts Co.	44,443
226	Hanesbrands, Inc.*	5,899
242	Harrah’s Entertainment, Inc.	20,679
796	Hasbro, Inc.	25,591
133	Hearst-Argyle Television, Inc.	3,458
539	IAC/InterActiveCorp.*	18,649
177	International Speedway Corp., Class A	9,275
132	Jarden Corp.*	5,626
565	Jones Apparel Group, Inc.	16,826
195	KB Home	8,949
34	Laureate Education, Inc.*	2,037
411	Leggett & Platt, Inc.	10,057
409	Lennar Corp., Class A	18,671
1,282	Liberty Global, Inc., Class A*	49,229
649	Liberty Media Corp. - Capital, Class A*	73,272
772	Liberty Media Corp. - Interactive, Class A*	18,706
524	Liz Claiborne, Inc.	18,178
1,953	Mattel, Inc.	54,704
254	McClatchy Co., Class A	7,028
96	MDC Holdings, Inc.	5,217
235	Mohawk Industries, Inc.*	23,984
663	New York Times Co. (The), Class A	16,648
535	Newell Rubbermaid, Inc.	16,997
376	OfficeMax, Inc.	16,882
155	OSI Restaurant Partners, Inc.	6,309
537	Pulte Homes, Inc.	14,655
260	R.H. Donnelley Corp.*	20,264
160	RadioShack Corp.	5,462
136	Ryland Group, Inc.	6,283
682	Saks, Inc.	13,667
308	Sally Beauty Holdings, Inc.*	2,824
1,482	Service Corp. International	20,718
1,017	ServiceMaster Co. (The)	15,743
221	Sherwin-Williams Co. (The)	14,948
255	Snap-On, Inc.	13,788
206	Standard-Pacific Corp.	4,392
122	Stanley Works (The)	7,714
182	Starwood Hotels & Resorts Worldwide, Inc.	13,117
269	Tiffany & Co.	14,141
523	Toll Brothers, Inc.*	15,340
913	Tribune Co.	29,399
218	TRW Automotive Holdings Corp.*	8,846
244	United Auto Group, Inc.	5,424
441	VF Corp.	41,357
1,458	Virgin Media, Inc.	37,791
214	Warner Music Group Corp.	3,597
22	Washington Post Co. (The), Class B	16,918
260	Wendy’s International, Inc.	10,434
365	Whirlpool Corp.	40,752
		1,353,488

	Consumer Staples – 6.8%

323	Alberto-Culver Co.	8,023
29	Bare Escentuals, Inc.*	1,217
339	BJ’s Wholesale Club, Inc.*	12,821
482	Campbell Soup Co.	19,135
756	Clorox Co.	50,758

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

1,531	Coca-Cola Enterprises, Inc.	$35,749
2,604	ConAgra Foods, Inc.	66,402
862	Constellation Brands, Inc., Class A*	20,947
372	Corn Products International, Inc.	15,263
647	Dean Foods Co.	21,196
1,001	Del Monte Foods Co.	12,062
57	Energizer Holdings, Inc.*	5,646
725	H.J. Heinz Co.	34,495
107	Hershey Co. (The)	5,640
370	Hormel Foods Corp.	13,856
292	JM Smucker Co. (The)	16,848
3,171	Kroger Co. (The)	96,145
467	Loews Corp. - Carolina Group	36,309
141	McCormick & Co., Inc. (Non-Voting)	5,258
265	Molson Coors Brewing Co., Class B	24,266
334	Pepsi Bottling Group, Inc.	11,687
313	PepsiAmericas, Inc.	7,706
2,652	Rite Aid Corp.*	16,761
2,256	Safeway, Inc.	77,787
1,806	Sara Lee Corp.	32,327
543	Smithfield Foods, Inc.*	17,452
1,026	SUPERVALU, Inc.	48,879
1,114	Tyson Foods, Inc., Class A	24,831
359	UST, Inc.	19,167
		758,633

	Energy – 4.6%

489	Cabot Oil & Gas Corp.	19,071
2,080	Chesapeake Energy Corp.	72,509
414	Cimarex Energy Co.	17,400
227	El Paso Corp.	3,868
276	Forest Oil Corp.*	11,203
262	Frontier Oil Corp.	10,548
1,363	Hess Corp.	80,717
936	Murphy Oil Corp.	55,224
58	National Oilwell Varco, Inc.*	5,478
644	Newfield Exploration Co.*	30,938
888	Noble Energy, Inc.	56,201
149	Overseas Shipholding Group	11,853
614	Pioneer Natural Resources Co.	31,695
290	Pogo Producing Co.	15,680
152	Pride International, Inc.*	5,474
38	Rowan Cos., Inc.	1,500
113	SEACOR Holdings, Inc.*	10,451
308	Sunoco, Inc.	24,551
344	Tesoro Corp.	21,287
127	Tidewater, Inc.	8,382
716	Williams Cos., Inc.	22,740
		516,770

	Financials – 26.5%

384	A.G. Edwards, Inc.	33,853
24	Alleghany Corp.*	8,976
745	Allied Capital Corp.	23,616
496	AMB Property Corp. (REIT)	28,694
485	AMBAC Financial Group, Inc.	43,461
811	American Capital Strategies Ltd.	39,277
427	American Financial Group, Inc./OH	15,223
71	American National Insurance	10,220
441	AmeriCredit Corp.*	11,709
1,077	Ameriprise Financial, Inc.	67,689
1,280	Annaly Capital Management, Inc. (REIT)	19,763
1,496	AON Corp.	64,208
487	Apartment Investment & Management Co. (REIT)	26,722
1,072	Archstone-Smith Trust (REIT)	66,142
338	Arthur J. Gallagher & Co.	9,937
663	Associated Banc-Corp.	21,886
613	Assurant, Inc.	36,443
457	Astoria Financial Corp.	12,184
394	AvalonBay Communities, Inc. (REIT)	51,374
397	Bancorpsouth, Inc.	9,941
90	Bank of Hawaii Corp.	4,816
110	BOK Financial Corp.	5,971
572	Boston Properties, Inc. (REIT)	66,169
456	Brandywine Realty Trust (REIT)	14,505
257	BRE Properties, Inc. (REIT)	16,248
282	Camden Property Trust (REIT)	21,051
175	CapitalSource, Inc. (REIT)	4,603
111	Capitol Federal Financial	4,272
322	CBL & Associates Properties, Inc. (REIT)	13,215
781	Cincinnati Financial Corp.	35,473
1,000	CIT Group, Inc.	59,930
209	City National Corp.	16,185
108	CNA Financial Corp.	5,489

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

775	Colonial BancGroup, Inc. (The)	$19,561
229	Colonial Properties Trust (REIT)	11,301
814	Comerica, Inc.	51,144
352	Commerce Bancshares, Inc.	16,614
648	Compass Bancshares, Inc.	45,360
760	Conseco, Inc.*	14,980
174	Cullen/Frost Bankers, Inc.	9,252
349	Developers Diversified Realty Corp. (REIT)	21,516
278	Douglas Emmett, Inc. (REIT)	7,331
676	Duke Realty Corp. (REIT)	27,121
163	E*Trade Financial Corp.*	3,904
23	East West Bancorp, Inc.	932
1,460	Equity Residential (REIT)	73,978
248	Erie Indemnity Co., Class A	13,809
66	Essex Property Trust, Inc. (REIT)	8,397
135	Federal Realty Investment Trust (REIT)	11,964
1,074	Fidelity National Financial, Inc., Class A	30,115
430	First American Corp.	23,026
30	First Citizens BancShares, Inc., Class A	5,812
618	First Horizon National Corp.	24,899
870	Fulton Financial Corp.	13,268
416	General Growth Properties, Inc. (REIT)	24,561
163	Hanover Insurance Group, Inc. (The)	7,953
256	HCC Insurance Holdings, Inc.	8,425
994	Health Care Property Investors, Inc. (REIT)	32,474
400	Health Care REIT, Inc. (REIT)	17,508
466	Hospitality Properties Trust (REIT)	20,709
2,594	Host Hotels & Resorts, Inc. (REIT)	66,199
1,052	HRPT Properties Trust (REIT)	12,077
1,374	Hudson City Bancorp, Inc.	18,123
1,230	Huntington Bancshares, Inc.	27,626
278	IndyMac Bancorp, Inc.	9,335
633	iStar Financial, Inc. (REIT)	30,403
466	Janus Capital Group, Inc.	12,899
630	Jeffries Group, Inc.	19,303
2,026	Keycorp	72,146
1,109	Kimco Realty Corp. (REIT)	51,336
281	Legg Mason, Inc.	28,389
818	Leucadia National Corp.	29,317
447	Liberty Property Trust (REIT)	20,973
381	M&T Bank Corp.	42,074
340	Mack-Cali Realty Corp. (REIT)	16,419
40	Markel Corp.*	19,720
1,269	Marshall & Ilsley Corp.	60,899
675	MBIA, Inc.	44,921
133	Mercury General Corp.	7,460
416	MGIC Investment Corp.	27,040
245	Nationwide Financial Services	15,168
13	Nelnet, Inc., Class A	331
1,532	New York Community Bancorp, Inc.	26,779
60	Northern Trust Corp.	3,905
20	Nymex Holdings, Inc.*	2,547
655	NYSE Euronext*	54,417
1,153	Old Republic International Corp.	24,974
49	Philadelphia Consolidated Holding Co.*	2,019
924	Plum Creek Timber Co., Inc. (REIT)	38,623
435	PMI Group, Inc. (The)	21,506
1,395	Popular, Inc.	24,008
1,228	Prologis (REIT)	79,402
350	Protective Life Corp.	17,510
228	Public Storage, Inc. (REIT)	20,406
413	Radian Group, Inc.	25,565
454	Raymond James Financial, Inc.	15,123
349	Rayonier, Inc. (REIT)	15,691
344	Regency Centers Corp. (REIT)	27,028
146	Reinsurance Group of America, Inc.	9,143
528	Safeco Corp.	33,132
537	Sky Financial Group, Inc.	14,767
48	SL Green Realty Corp. (REIT)	6,724
376	South Financial Group, Inc. (The)	8,949
1,966	Sovereign Bancorp, Inc.	45,690
275	Stancorp Financial Group, Inc.	13,986
20	Student Loan Corp. (The)	4,105
755	Synovus Financial Corp.	24,960
122	Taubman Centers, Inc. (REIT)	6,712
410	TCF Financial Corp.	11,574
608	Thornburg Mortgage, Inc. (REIT)	16,860
503	Torchmark Corp.	35,265
86	Transatlantic Holdings, Inc.	6,163
268	UnionBanCal Corp.	16,450
238	Unitrin, Inc.	11,657
1,717	Unum Group	45,569
615	Valley National Bancorp	15,072

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

269	Ventas, Inc. (REIT)	$11,395
655	Vornado Realty Trust (REIT)	79,262
437	Washington Federal, Inc.	10,960
265	Webster Financial Corp.	11,922
303	Weingarten Realty Investors (REIT)	14,138
7	Wesco Financial Corp.	3,017
329	Whitney Holding Corp.	10,212
342	Wilmington Trust Corp.	14,607
372	WR Berkley Corp.	12,254
531	Zions Bancorporation	42,724
		2,984,089

	Health Care – 3.4%

776	AmerisourceBergen Corp.	39,747
181	Applera Corp. - Applied Biosystems Group	5,139
225	Bausch & Lomb, Inc.	15,277
25	Beckman Coulter, Inc.	1,635
240	Charles River Laboratories International, Inc.*	12,761
487	Cigna Corp.	81,636
193	Community Health Systems, Inc.*	7,357
111	Cooper Cos., Inc. (The)	6,120
897	Health Management Associates, Inc., Class A	9,867
45	Health Net, Inc.*	2,569
178	Hillenbrand Industries, Inc.	11,784
286	IMS Health, Inc.	9,352
154	Invitrogen Corp.*	11,156
1,215	King Pharmaceuticals, Inc.*	25,807
187	LifePoint Hospitals, Inc.*	7,590
730	Millennium Pharmaceuticals, Inc.*	7,935
313	Omnicare, Inc.	11,712
290	PerkinElmer, Inc.	7,688
753	Tenet Healthcare Corp.*	5,233
1,083	Thermo Fisher Scientific, Inc.*	59,132
366	Triad Hospitals, Inc.*	19,585
176	Universal Health Services, Inc., Class B	10,875
511	Watson Pharmaceuticals, Inc.*	15,769
		385,726

	Industrials – 7.7%

423	AGCO Corp.*	18,308
221	Alexander & Baldwin, Inc.	11,821
106	Alliant Techsystems, Inc.*	10,706
1,181	Allied Waste Industries, Inc.*	15,896
285	AMR Corp.*	8,080
151	Armor Holdings, Inc.*	12,975
54	Brink’s Co. (The)	3,560
44	Carlisle Cos., Inc.	1,943
103	Corrections Corp. of America*	6,674
266	Crane Co.	11,622
1,135	CSX Corp.	51,574
97	Cummins, Inc.	9,140
107	Dover Corp.	5,355
140	DRS Technologies, Inc.	7,189
753	Eaton Corp.	70,586
68	Equifax, Inc.	2,858
240	Flowserve Corp.	16,658
107	GATX Corp.	5,505
43	Goodrich Corp.	2,558
137	Hertz Global Holdings, Inc.*	2,902
219	Hubbell, Inc., Class B	12,336
308	ITT Corp.	20,728
240	Kansas City Southern*	9,852
446	KBR, Inc.*	12,278
198	Kennametal, Inc.	15,230
567	L-3 Communications Holdings, Inc.	54,012
412	Laidlaw International, Inc.	14,132
286	Lennox International, Inc.	9,796
63	Manpower, Inc.	5,796
785	Masco Corp.	23,715
515	Paccar, Inc.	44,924
514	Pall Corp.	23,002
345	Parker Hannifin Corp.	34,969
317	Pentair, Inc.	11,726
459	Pitney Bowes, Inc.	21,917
299	Quanta Services, Inc.*	8,973
1,084	R.R. Donnelley & Sons Co.	46,417
47	Republic Services, Inc.	1,423
306	Ryder System, Inc.	16,500
402	Shaw Group, Inc. (The)*	16,265
1,690	Southwest Airlines Co.	24,184
75	Spirit Aerosystems Holdings, Inc., Class A*	2,618
300	SPX Corp.	26,361
86	Steelcase, Inc.	1,670

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

202	Teleflex, Inc.	$16,221
265	Terex Corp.*	22,464
43	Textron, Inc.	4,614
390	Timken Co.	13,712
23	Trinity Industries, Inc.	1,062
555	UAL Corp.*	21,789
324	United Rentals, Inc.*	10,870
242	URS Corp.*	12,168
229	USG Corp.*	11,762
102	WW Grainger, Inc.	8,981
288	YRC Worldwide, Inc.*	11,578
		869,955

	Information Technology – 6.6%

66	ADC Telecommunications, Inc.*	1,105
276	Affiliated Computer Services, Inc., Class A*	16,105
526	Arrow Electronics, Inc.*	21,592
2,150	Atmel Corp.*	12,018
2,135	Avaya, Inc.*	34,160
345	Avnet, Inc.*	14,780
139	AVX Corp.	2,501
1,757	CA, Inc.	46,613
227	Cadence Design Systems, Inc.*	5,155
69	Ceridian Corp.*	2,441
324	Ciena Corp.*	11,120
861	Computer Sciences Corp.*	47,699
1,625	Compuware Corp.*	18,460
664	Convergys Corp.*	17,091
58	Cree, Inc.*	1,305
82	Cypress Semiconductor Corp.*	1,761
66	Diebold, Inc.	3,272
1,141	Electronic Data Systems Corp.	32,872
56	Fair Isaac Corp.	2,120
297	Fairchild Semiconductor International, Inc.*	5,471
843	Fidelity National Information Services, Inc.	45,455
504	Hewitt Associates, Inc., Class A*	15,130
703	Ingram Micro, Inc.*	14,566
560	Integrated Device Technology, Inc.*	8,406
162	International Rectifier Corp.*	5,869
380	Intersil Corp., Class A	11,438
1,311	Juniper Networks, Inc.*	32,001
210	Kla-Tencor Corp.	11,546
116	Lexmark International, Inc., Class A*	6,024
557	LSI Corp.*	4,835
60	McAfee, Inc.*	2,206
1,977	Micron Technology, Inc.*	24,080
721	NCR Corp.*	38,696
1,699	Novell, Inc.*	13,286
385	Novellus Systems, Inc.*	11,816
46	Rambus, Inc.*	868
17	Riverbed Technology, Inc.*	709
1,603	Sanmina-SCI Corp.*	5,723
2,438	Solectron Corp.*	8,289
366	Spansion, Inc., Class A*	3,982
656	Synopsys, Inc.*	17,397
279	Tech Data Corp.*	10,284
119	Tektronix, Inc.	3,602
2,246	Tellabs, Inc.*	24,594
228	Teradyne, Inc.*	3,881
1,719	Unisys Corp.*	14,302
76	VeriSign, Inc.*	2,267
667	Vishay Intertechnology, Inc.*	11,886
4,850	Xerox Corp.*	91,519
		742,298

	Materials – 7.5%

992	Air Products & Chemicals, Inc.	77,366
21	Airgas, Inc.	895
394	Albemarle Corp.	16,012
286	Ashland, Inc.	17,252
526	Bemis Co., Inc.	17,689
187	Cabot Corp.	9,034
8	Carpenter Technology Corp.	1,061
176	Celanese Corp., Class A	6,405
1,205	Chemtura Corp.	13,122
603	Commercial Metals Co.	21,196
207	Cytec Industries, Inc.	12,306
1,310	Domtar Corp.*	14,279
410	Eastman Chemical Co.	27,126
196	FMC Corp.	16,397
1,314	Freeport-McMoRan Copper & Gold, Inc.	103,412
132	Huntsman Corp.	2,640
146	International Flavors & Fragrances, Inc.	7,494

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

533	Louisiana-Pacific Corp.	$10,927
343	Lubrizol Corp.	22,542
1,087	Lyondell Chemical Co.	40,404
908	MeadWestvaco Corp.	31,780
739	Mosaic Co. (The)*	25,961
725	PPG Industries, Inc.	55,238
330	Reliance Steel & Aluminum Co.	20,252
685	Rohm & Haas Co.	36,312
595	RPM International, Inc.	13,518
58	Scotts Miracle-Gro Co. (The), Class A	2,670
481	Sealed Air Corp.	15,536
383	Sigma-Aldrich Corp.	16,576
1,275	Smurfit-Stone Container Corp.*	16,486
496	Sonoco Products Co.	21,477
486	Steel Dynamics, Inc.	22,793
554	Temple-Inland, Inc.	34,902
617	United States Steel Corp.	69,820
509	Valspar Corp.	14,705
68	Westlake Chemical Corp.	1,907
		837,492

	Telecommunication Services – 1.9%

550	CenturyTel, Inc.	27,181
998	Citizens Communications Co.	15,818
101	Crown Castle International Corp.*	3,719
746	Embarq Corp.	47,938
148	Leap Wireless International, Inc.*	12,648
603	Level 3 Communications, Inc.*	3,510
7,942	Qwest Communications International, Inc.*	81,723
252	Telephone & Data Systems, Inc.	15,599
33	U.S. Cellular Corp.*	2,619
		210,755

	Utilities – 15.0%

391	AGL Resources, Inc.	16,680
589	Alliant Energy Corp.	25,445
1,030	Ameren Corp.	54,662
1,975	American Electric Power Co., Inc.	94,069
259	Aqua America, Inc.	5,921
437	Atmos Energy Corp.	14,154
1,561	Centerpoint Energy, Inc.	29,550
1,108	CMS Energy Corp.	20,221
1,297	Consolidated Edison, Inc.	63,319
783	Constellation Energy Group, Inc.	71,856
471	DPL, Inc.	14,370
891	DTE Energy Co.	47,116
1,892	Dynegy, Inc., Class A*	18,314
1,633	Edison International	95,155
369	Energen Corp.	21,741
794	Energy East Corp.	19,191
992	Entergy Corp.	111,997
80	Equitable Resources, Inc.	4,162
431	Great Plains Energy, Inc.	13,413
406	Hawaiian Electric Industries, Inc.	9,947
374	Integrys Energy Group, Inc.	20,907
877	KeySpan Corp.	36,545
902	MDU Resources Group, Inc.	27,340
1,283	Mirant Corp.*	59,531
421	National Fuel Gas Co.	19,181
1,367	NiSource, Inc.	30,361
770	Northeast Utilities	23,416
444	NRG Energy, Inc.*	39,023
536	NSTAR	18,669
455	OGE Energy Corp.	16,799
552	Oneok, Inc.	29,863
954	Pepco Holdings, Inc.	28,486
1,740	PG&E Corp.	85,712
497	Pinnacle West Capital Corp.	23,076
1,908	PPL Corp.	87,692
1,268	Progress Energy, Inc.	63,514
581	Puget Energy, Inc.	14,647
49	Questar Corp.	5,292
1,701	Reliant Energy, Inc.*	43,580
579	SCANA Corp.	24,544
1,299	Sempra Energy	79,655
1,107	Sierra Pacific Resources*	20,989
535	Southern Union Co.	18,618
1,046	TECO Energy, Inc.	18,368
528	UGI Corp.	15,206
382	Vectren Corp.	11,063
587	Wisconsin Energy Corp.	28,428
2,033	Xcel Energy, Inc.	46,657
		1,688,445
	Total Common Stock (Cost $9,996,293)	10,347,651

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements – 15.7%

$1,082,582	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,082,740 **	$1,082,582
684,943	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $685,043 ***	684,943
	Total Repurchase Agreements (Cost $1,767,525)	1,767,525
	Total Investments (Cost $11,763,818) – 107.7%	12,115,176
	Liabilities in excess of other assets — (7.7)%	(866,196)
	Net Assets – 100.0%	$11,248,980

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*                                         Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,102,740. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $695,780. The investment in the repurchase agreement was through participation in a pooled account.

REIT                    Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$630,642
Aggregated gross unrealized depreciation	(280,284)
Net unrealized appreciation	$350,358
Federal income tax cost of investments	$11,764,818

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 06/27/07	$11,934,583	$138,161

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) – 91.7%
	Consumer Discretionary – 20.0%

383	Abercrombie & Fitch Co.	$31,655
469	Advance Auto Parts, Inc.	19,426
1,358	Amazon.Com, Inc.*	93,892
744	American Eagle Outfitters, Inc.	20,088
292	AnnTaylor Stores Corp.*	11,414
606	Apollo Group, Inc., Class A*	29,070
220	Autozone, Inc.*	28,299
52	Barnes & Noble, Inc.	2,224
88	Beazer Homes USA, Inc.	3,148
1,228	Bed Bath & Beyond, Inc.*	49,931
272	Black & Decker Corp.	25,685
19	BorgWarner, Inc.	1,599
190	Boyd Gaming Corp.	9,508
494	Brinker International, Inc.	15,788
77	Brunswick Corp.	2,651
108	Burger King Holdings, Inc.	2,765
473	Cablevision Systems Corp., Class A*	17,118
425	Career Education Corp.*	14,820
916	Carmax, Inc.*	21,984
240	Centex Corp.	11,606
313	Cheesecake Factory (The)*	8,833
780	Chico’s FAS, Inc.*	21,247
146	Choice Hotels International, Inc.	5,887
705	Circuit City Stores, Inc.	11,329
154	Clear Channel Outdoor Holdings, Inc., Class A*	4,475
1,674	Coach, Inc.*	85,977
260	Coldwater Creek, Inc.*	6,461
69	CTC Media, Inc.*	1,764
645	Darden Restaurants, Inc.	29,393
167	Dick’s Sporting Goods, Inc.*	9,280
344	Discovery Holding Co., Class A*	8,043
1,281	Dollar General Corp.	27,721
48	Dollar Tree Stores, Inc.*	2,031
258	Dow Jones & Co., Inc.	13,754
732	DR Horton, Inc.	17,107
112	DreamWorks Animation SKG, Inc., Class A*	3,347
895	EchoStar Communications Corp., Class A*	41,224
365	EW Scripps Co., Class A	16,651
75	Expedia, Inc.*	1,802
362	Family Dollar Stores, Inc.	12,181
76	Foot Locker, Inc.	1,667
219	Fortune Brands, Inc.	17,691
600	GameStop Corp., Class A*	22,188
564	Gentex Corp.	10,011
226	Getty Images, Inc.*	11,311
913	Goodyear Tire & Rubber Co. (The)*	32,384
1,429	H&R Block, Inc.	33,853
218	Hanesbrands, Inc.*	5,690
1,169	Harley-Davidson, Inc.	71,414
291	Harman International Industries, Inc.	34,527
593	Harrah’s Entertainment, Inc.	50,672
226	Harte-Hanks, Inc.	5,935
1,673	Hilton Hotels Corp.	59,475
290	IAC/InterActiveCorp.*	10,034
1,475	International Game Technology	59,280
2,039	Interpublic Group of Cos., Inc.*	23,958
180	ITT Educational Services, Inc.*	20,374
112	Jarden Corp.*	4,774
1,021	JC Penney Co., Inc.	82,170
192	John Wiley & Sons, Inc., Class A	8,803
181	KB Home	8,306
361	Lamar Advertising Co., Class A	23,646
160	Laureate Education, Inc.*	9,586
437	Leggett & Platt, Inc.	10,693
239	Lennar Corp., Class A	10,910
631	Liberty Global, Inc., Class A*	24,230
2,192	Liberty Media Corp. - Interactive, Class A*	53,112
1,484	Limited Brands, Inc.	38,955
20	McClatchy Co., Class A	553
66	MDC Holdings, Inc.	3,587
135	Meredith Corp.	8,398
521	MGM Mirage*	41,435
27	Mohawk Industries, Inc.*	2,756
741	Newell Rubbermaid, Inc.	23,542
1,026	Nordstrom, Inc.	53,280
139	NutriSystem, Inc.*	9,107
20	NVR, Inc.*	15,940
1,252	Office Depot, Inc.*	45,573
492	O’Reilly Automotive, Inc.*	18,691
154	OSI Restaurant Partners, Inc.	6,268
131	Panera Bread Co., Class A*	7,385

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

314	Penn National Gaming, Inc.*	$16,777
609	PetSmart, Inc.	20,840
265	Polo Ralph Lauren Corp.	25,846
219	Pool Corp.	8,968
459	Pulte Homes, Inc.	12,526
450	RadioShack Corp.	15,363
274	Regal Entertainment Group, Class A	6,269
624	Ross Stores, Inc.	20,492
67	Ryland Group, Inc.	3,095
72	Sally Beauty Holdings, Inc.*	660
288	Scientific Games Corp.*	10,754
382	ServiceMaster Co. (The)	5,913
299	Sherwin-Williams Co. (The)	20,224
6,108	Sirius Satellite Radio, Inc.*	17,897
32	Snap-On, Inc.	1,730
110	Standard-Pacific Corp.	2,345
248	Stanley Works (The)	15,681
787	Starwood Hotels & Resorts Worldwide, Inc.	56,719
209	Station Casinos, Inc.	18,361
155	Thor Industries, Inc.	6,755
356	Tiffany & Co.	18,715
833	Tim Hortons, Inc.	25,931
1,992	TJX Cos., Inc.	55,716
108	Toll Brothers, Inc.*	3,168
156	Tractor Supply Co.*	8,301
28	United Auto Group, Inc.	622
499	Urban Outfitters, Inc.*	13,263
216	Warner Music Group Corp.	3,631
5	Washington Post Co. (The), Class B	3,845
157	Weight Watchers International, Inc.	8,199
155	Wendy’s International, Inc.	6,220
418	Williams-Sonoma, Inc.	14,166
213	Wynn Resorts Ltd.	20,563
1,329	XM Satellite Radio Holdings, Inc., Class A*	15,390
1,183	Yum! Brands, Inc.	80,113
		2,288,400

	Consumer Staples – 3.9%

72	Alberto-Culver Co.	1,788
1,959	Avon Products, Inc.	75,206
55	Bare Escentuals, Inc.*	2,307
268	Brown-Forman Corp., Class B	18,294
565	Campbell Soup Co.	22,430
281	Church & Dwight Co., Inc.	14,053
156	Constellation Brands, Inc., Class A*	3,791
200	Energizer Holdings, Inc.*	19,812
493	Estee Lauder Cos., Inc. (The)	23,319
265	Hansen Natural Corp.*	10,547
675	Hershey Co. (The)	35,579
827	HJ Heinz Co.	39,349
393	Kroger Co. (The)	11,916
455	McCormick & Co., Inc. (Non-Voting)	16,967
309	Pepsi Bottling Group, Inc.	10,812
1,740	Sara Lee Corp.	31,146
390	UST, Inc.	20,822
609	Whole Foods Market, Inc.	25,030
1,021	WM Wrigley Jr. Co.	59,831
		442,999

	Energy – 7.5%

622	Arch Coal, Inc.	25,116
1,302	BJ Services Co.	38,188
502	Cameron International Corp.*	35,592
239	Cheniere Energy, Inc.*	9,099
122	CNX Gas Corp.*	3,594
797	Consol Energy, Inc.	38,726
518	Denbury Resources, Inc.*	18,783
275	Diamond Offshore Drilling, Inc.	25,952
136	Dresser-Rand Group, Inc.*	4,842
2,830	El Paso Corp.	48,223
669	ENSCO International, Inc.	40,521
283	FMC Technologies, Inc.*	21,395
198	Foundation Coal Holdings, Inc.	8,752
265	Frontier Oil Corp.	10,669
384	Global Industries Ltd.*	9,105
570	Grant Prideco, Inc.*	32,370
396	Helix Energy Solutions Group, Inc.*	15,780
457	Helmerich & Payne, Inc.	15,488
209	Holly Corp.	14,649
356	Massey Energy Co.	10,317
711	National Oilwell Varco, Inc.*	67,154
233	Oceaneering International, Inc.*	11,659
691	Patterson-UTI Energy, Inc.	18,256
315	Plains Exploration & Production Co.*	16,670

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

573	Pride International, Inc.*	$20,634
272	Quicksilver Resources, Inc.*	12,101
645	Range Resources Corp.	24,987
447	Rowan Cos., Inc.	17,647
870	Smith International, Inc.	48,294
729	Southwestern Energy Co.*	34,700
273	St. Mary Land & Exploration Co.	10,199
269	Sunoco, Inc.	21,442
366	Superior Energy Services*	14,698
311	Tetra Technologies, Inc.*	8,686
153	Tidewater, Inc.	10,098
251	Todco*	12,414
201	Unit Corp.*	12,384
87	W&T Offshore, Inc.	2,559
1,968	Williams Cos., Inc.	62,504
		854,247

	Financials – 8.6%

136	Affiliated Managers Group, Inc.*	17,707
39	AMBAC Financial Group, Inc.	3,495
121	AmeriCredit Corp.*	3,213
127	Arthur J. Gallagher & Co.	3,734
144	Bank of Hawaii Corp.	7,705
86	BlackRock, Inc./New York	13,204
489	Brown & Brown, Inc.	12,743
282	CapitalSource, Inc. (REIT)	7,417
805	CB Richard Ellis Group, Inc., Class A*	29,962
230	Cbot Holdings, Inc., Class A*	45,220
12	CNA Financial Corp.	610
801	Commerce Bancorp, Inc./NJ	27,651
103	Cullen/Frost Bankers, Inc.	5,477
222	Developers Diversified Realty Corp. (REIT)	13,686
65	Douglas Emmett, Inc. (REIT)	1,714
1,714	E*Trade Financial Corp.*	41,050
243	East West Bancorp, Inc.	9,851
503	Eaton Vance Corp.	22,077
48	Essex Property Trust, Inc. (REIT)	6,107
127	Federal Realty Investment Trust (REIT)	11,255
398	Federated Investors, Inc., Class B	15,498
199	First Marblehead Corp. (The)	7,415
306	Forest City Enterprises, Inc., Class A	21,451
387	General Growth Properties, Inc. (REIT)	22,849
80	Hanover Insurance Group, Inc. (The)	3,903
262	HCC Insurance Holdings, Inc.	8,622
1,181	Hudson City Bancorp, Inc.	15,577
66	IndyMac Bancorp, Inc.	2,216
294	IntercontinentalExchange, Inc.*	42,612
188	Investment Technology Group, Inc.*	7,642
286	Investors Financial Services Corp.	17,595
410	Janus Capital Group, Inc.	11,349
156	Jones Lang LaSalle, Inc.	18,205
139	Kilroy Realty Corp. (REIT)	10,330
311	Legg Mason, Inc.	31,420
312	Macerich Co. (The) (REIT)	27,830
8	Markel Corp.*	3,944
411	Nasdaq Stock Market, Inc. (The)*	13,678
72	Nelnet, Inc., Class A	1,834
896	Northern Trust Corp.	58,312
345	Nuveen Investments, Inc., Class A	18,927
13	Nymex Holdings, Inc.*	1,656
586	NYSE Euronext*	48,685
531	People’s United Financial, Inc.	10,721
198	Philadelphia Consolidated Holding Co.*	8,158
331	Public Storage (REIT)	29,625
30	Rayonier, Inc. (REIT)	1,349
273	SEI Investments Co.	16,852
217	SL Green Realty Corp. (REIT)	30,397
324	St. Joe Co. (The)	16,958
523	Synovus Financial Corp.	17,290
1,156	T. Rowe Price Group, Inc.	59,361
124	Taubman Centers, Inc. (REIT)	6,822
218	TCF Financial Corp.	6,154
1,356	TD Ameritrade Holding Corp.*	27,839
42	Transatlantic Holdings, Inc.	3,010
584	UDR, Inc. (REIT)	17,730
346	Ventas, Inc. (REIT)	14,657
13	Webster Financial Corp.	585
86	Weingarten Realty Investors (REIT)	4,013
379	WR Berkley Corp.	12,484
		979,433

	Health Care – 13.7%

112	Abraxis BioScience, Inc.*	2,757
258	Advanced Medical Optics, Inc.*	9,056
650	Allergan, Inc.	80,944

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

163	AmerisourceBergen Corp.	$8,349
490	Amylin Pharmaceuticals, Inc.*	22,662
648	Applera Corp.- Applied Biosystems Group	18,397
462	Barr Pharmaceuticals, Inc.*	24,634
38	Bausch & Lomb, Inc.	2,580
252	Beckman Coulter, Inc.	16,481
1,071	Biomet, Inc.	46,717
82	Brookdale Senior Living, Inc.	3,871
1,620	Celgene Corp.*	99,209
285	Cephalon, Inc.*	23,658
280	Cerner Corp.*	15,907
90	Charles River Laboratories International, Inc.*	4,785
261	Community Health Systems, Inc.*	9,949
97	Cooper Cos., Inc. (The)	5,349
209	Covance, Inc.*	13,909
698	Coventry Health Care, Inc.*	41,650
450	CR Bard, Inc.	37,984
498	Cytyc Corp.*	21,055
358	Dade Behring Holdings, Inc.	19,282
449	DaVita, Inc.*	24,798
687	Dentsply International, Inc.	24,828
257	Edwards Lifesciences Corp.*	12,901
578	Endo Pharmaceuticals Holdings, Inc.*	20,415
501	Express Scripts, Inc.*	51,152
1,418	Forest Laboratories, Inc.*	71,907
224	Gen-Probe, Inc.*	12,116
269	Health Management Associates, Inc., Class A	2,959
462	Health Net, Inc.*	26,371
384	Henry Schein, Inc.*	20,556
113	Hillenbrand Industries, Inc.	7,481
712	HLTH Corp.*	10,744
679	Hospira, Inc.*	27,051
717	Humana, Inc.*	44,490
137	Idexx Laboratories, Inc.*	12,096
302	ImClone Systems, Inc.*	12,479
622	IMS Health, Inc.	20,339
159	Intuitive Surgical, Inc.*	21,883
75	Invitrogen Corp.*	5,433
191	Kinetic Concepts, Inc.*	9,584
512	Laboratory Corp. of America Holdings*	40,315
88	LifePoint Hospitals, Inc.*	3,572
380	Lincare Holdings, Inc.*	15,234
321	Manor Care, Inc.	21,828
1,082	Medimmune, Inc.*	62,626
737	Millennium Pharmaceuticals, Inc.*	8,011
231	Millipore Corp.*	17,272
1,065	Mylan Laboratories, Inc.	21,055
255	Omnicare, Inc.	9,542
603	Patterson Cos., Inc.*	22,625
498	PDL BioPharma, Inc.*	13,700
211	Pediatrix Medical Group, Inc.*	12,158
270	PerkinElmer, Inc.	7,158
439	Pharmaceutical Product Development, Inc.	16,024
689	Quest Diagnostics, Inc.	33,775
328	Resmed, Inc.*	14,786
316	Respironics, Inc.*	13,951
473	Sepracor, Inc.*	23,035
243	Sierra Health Services, Inc.*	10,128
1,482	St. Jude Medical, Inc.*	63,267
171	Techne Corp.*	10,207
1,395	Tenet Healthcare Corp.*	9,695
853	Thermo Fisher Scientific, Inc.*	46,574
63	Triad Hospitals, Inc.*	3,371
45	Universal Health Services, Inc., Class B	2,781
572	Varian Medical Systems, Inc.*	23,052
362	VCA Antech, Inc.*	14,328
549	Vertex Pharmaceuticals, Inc.*	16,393
450	Waters Corp.*	27,135
143	WellCare Health Plans, Inc.*	13,162
		1,565,528

	Industrials – 13.7%

27	AGCO Corp.*	1,169
51	Alliant Techsystems, Inc.*	5,151
61	Allied Waste Industries, Inc.*	821
775	American Standard Cos., Inc.	46,330
462	Ametek, Inc.	17,436
795	AMR Corp.*	22,538
410	Avery Dennison Corp.	26,761
164	Brink’s Co. (The)	10,813
229	Carlisle Cos., Inc.	10,110
755	CH Robinson Worldwide, Inc.	40,906

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

347	ChoicePoint, Inc.*	$15,219
580	Cintas Corp.	22,249
419	Continental Airlines, Inc., Class B*	16,831
209	Con-way, Inc.	11,850
307	Copart, Inc.*	9,575
163	Corporate Executive Board Co.	10,841
173	Corrections Corp. of America*	11,210
496	Covanta Holding Corp.*	12,301
942	CSX Corp.	42,804
374	Cummins, Inc.	35,242
322	Donaldson Co., Inc.	11,763
794	Dover Corp.	39,740
52	DRS Technologies, Inc.	2,670
259	Dun & Bradstreet Corp.	25,934
592	Equifax, Inc.	24,882
928	Expeditors International Washington, Inc.	40,516
546	Fastenal Co.	23,664
38	Flowserve Corp.	2,638
380	Fluor Corp.	39,558
228	Gardner Denver, Inc.*	9,391
103	GATX Corp.	5,299
502	Goodrich Corp.	29,864
298	Graco, Inc.	11,932
365	Harsco Corp.	19,440
264	Hertz Global Holdings, Inc.*	5,592
211	HNI Corp.	9,297
74	Hubbell, Inc., Class B	4,168
347	IDEX Corp.	13,082
537	ITT Corp.	36,140
510	Jacobs Engineering Group, Inc.*	29,555
445	JB Hunt Transport Services, Inc.	12,967
476	Joy Global, Inc.	26,956
118	Kansas City Southern*	4,844
322	KBR, Inc.*	8,865
229	Kirby Corp.*	9,165
39	L-3 Communications Holdings, Inc.	3,715
242	Landstar System, Inc.	11,776
185	Lincoln Electric Holdings, Inc.	13,004
267	Manitowoc Co., Inc. (The)	20,233
326	Manpower, Inc.	29,992
1,047	Masco Corp.	31,630
538	Monster Worldwide, Inc.*	25,399
165	MSC Industrial Direct Co.	8,837
321	Oshkosh Truck Corp.	19,803
640	Paccar, Inc.	55,827
97	Pall Corp.	4,341
223	Parker Hannifin Corp.	22,603
167	Pentair, Inc.	6,177
567	Pitney Bowes, Inc.	27,074
588	Precision Castparts Corp.	70,301
216	Quanta Services, Inc.*	6,482
691	Republic Services, Inc.	20,923
654	Robert Half International, Inc.	22,982
687	Rockwell Automation, Inc.	46,750
744	Rockwell Collins, Inc.	52,578
378	Roper Industries, Inc.	22,060
2,025	Southwest Airlines Co.	28,978
199	Spirit Aerosystems Holdings, Inc., Class A*	6,947
261	Steelcase, Inc.	5,069
192	Stericycle, Inc.*	17,505
207	Terex Corp.*	17,547
529	Textron, Inc.	56,762
254	Thomas & Betts Corp.*	14,737
28	Timken Co.	984
176	Toro Co.	10,530
324	Trinity Industries, Inc.	14,959
12	URS Corp.*	603
281	US Airways Group, Inc.*	10,018
166	USG Corp.*	8,526
222	Walter Industries, Inc.	7,146
199	WESCO International, Inc.*	12,899
223	WW Grainger, Inc.	19,635
		1,573,411

	Information Technology – 16.3%

1,203	Activision, Inc.*	23,807
336	Acxiom Corp.	9,341
452	ADC Telecommunications, Inc.*	7,571
169	Affiliated Computer Services, Inc., Class A*	9,861
715	Akamai Technologies, Inc.*	31,610
353	Alliance Data Systems Corp.*	27,506
1,562	Altera Corp.	35,629
779	Amphenol Corp., Class A	27,873

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

1,488	Analog Devices, Inc.	$53,880
74	Arrow Electronics, Inc.*	3,038
1,005	Autodesk, Inc.*	45,677
157	Avaya, Inc.*	2,512
258	Avnet, Inc.*	11,053
100	AVX Corp.	1,799
1,694	BEA Systems, Inc.*	21,768
926	BMC Software, Inc.*	30,688
275	CA, Inc.	7,296
1,032	Cadence Design Systems, Inc.*	23,437
255	CDW Corp.	21,711
545	Ceridian Corp.*	19,277
359	Checkfree Corp.*	14,091
81	Ciena Corp.*	2,780
792	Citrix Systems, Inc.*	26,619
611	Cognizant Technology Solutions Corp., Class A*	48,000
33	Convergys Corp.*	849
312	Cree, Inc.*	7,020
594	Cypress Semiconductor Corp.*	12,753
235	Diebold, Inc.	11,651
153	Dolby Laboratories, Inc., Class A*	5,156
243	DST Systems, Inc.*	20,346
1,322	Electronic Arts, Inc.*	64,606
1,265	Electronic Data Systems Corp.	36,445
176	F5 Networks, Inc.*	14,302
181	Factset Research Systems, Inc.	11,553
202	Fair Isaac Corp.	7,646
272	Fairchild Semiconductor International, Inc.*	5,010
91	Fidelity National Information Services, Inc.	4,907
764	Fiserv, Inc.*	45,267
293	Global Payments, Inc.	11,732
584	Harris Corp.	29,153
45	Hewitt Associates, Inc., Class A*	1,351
385	Integrated Device Technology, Inc.*	5,779
171	International Rectifier Corp.*	6,195
254	Intersil Corp., Class A	7,645
1,515	Intuit, Inc.*	46,207
748	Iron Mountain, Inc.*	20,562
794	Jabil Circuit, Inc.	18,262
888	JDS Uniphase Corp.*	11,633
1,324	Juniper Networks, Inc.*	32,319
683	Kla-Tencor Corp.	37,551
612	Lam Research Corp.*	32,840
325	Lexmark International, Inc., Class A*	16,877
1,106	Linear Technology Corp.	39,694
2,834	LSI Corp.*	24,599
268	Mastercard, Inc., Class A	40,079
1,395	Maxim Integrated Products, Inc.	42,896
641	McAfee, Inc.*	23,563
638	MEMC Electronic Materials, Inc.*	38,778
166	Mettler-Toledo International, Inc.*	16,318
932	Microchip Technology, Inc.	37,821
1,439	Micron Technology, Inc.*	17,527
597	Molex, Inc.	17,755
368	MoneyGram International, Inc.	10,724
244	National Instruments Corp.	7,691
1,386	National Semiconductor Corp.	37,311
414	NAVTEQ Corp.*	17,732
166	NCR Corp.*	8,909
1,628	Network Appliance, Inc.*	52,405
219	Novellus Systems, Inc.*	6,721
1,534	Nvidia Corp.*	53,184
1,462	Paychex, Inc.	59,065
898	PMC - Sierra, Inc.*	6,924
702	QLogic Corp.*	11,976
344	Rambus, Inc.*	6,495
842	Red Hat, Inc.*	20,679
30	Riverbed Technology, Inc.*	1,251
367	Salesforce.com, Inc.*	17,341
983	SanDisk Corp.*	42,810
927	Sanmina-SCI Corp.*	3,309
218	Silicon Laboratories, Inc.*	7,547
1,773	Solectron Corp.*	6,028
69	Spansion, Inc., Class A*	751
56	Synopsys, Inc.*	1,485
245	Tektronix, Inc.	7,416
665	Teradyne, Inc.*	11,318
164	Total System Services, Inc.	5,443
499	Trimble Navigation Ltd.*	14,566
204	VeriFone Holdings, Inc.*	7,065
1,000	VeriSign, Inc.*	29,830
154	Vishay Intertechnology, Inc.*	2,744
31	WebMD Health Corp., Class A*	1,558
960	Western Digital Corp.*	18,058

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

1,494	Xilinx, Inc.	$42,549
307	Zebra Technologies Corp.*	12,314
		1,864,670

	Materials – 4.1%

114	Air Products & Chemicals, Inc.	8,891
275	Airgas, Inc.	11,726
436	Allegheny Technologies, Inc.	50,397
456	Ball Corp.	25,244
114	Cabot Corp.	5,507
104	Carpenter Technology Corp.	13,787
178	Celanese Corp., Class A	6,477
730	Crown Holdings, Inc.*	18,199
944	Domtar Corp.*	10,290
219	Eagle Materials, Inc.	10,987
784	Ecolab, Inc.	33,830
209	Florida Rock Industries, Inc.	14,224
518	Freeport-McMoRan Copper & Gold, Inc.	40,767
278	Huntsman Corp.	5,560
269	International Flavors & Fragrances, Inc.	13,808
186	Martin Marietta Materials, Inc.	28,912
462	Nalco Holding Co.	12,211
667	Owens-Illinois, Inc.*	22,678
353	Packaging Corp. of America	9,128
578	Pactiv Corp.*	19,635
92	PPG Industries, Inc.	7,009
104	Rohm & Haas Co.	5,513
152	Scotts Miracle-Gro Co. (The), Class A	6,998
292	Sealed Air Corp.	9,432
250	Sigma-Aldrich Corp.	10,820
59	Southern Copper Corp.	5,232
360	Titanium Metals Corp.*	12,456
32	Valhi, Inc.	492
410	Vulcan Materials Co.	49,073
		469,283

	Telecommunication Services – 2.2%

1,825	American Tower Corp., Class A*	78,804
619	Citizens Communications Co.	9,811
810	Crown Castle International Corp.*	29,824
82	Leap Wireless International, Inc.*	7,008
6,021	Level 3 Communications, Inc.*	35,042
271	NeuStar, Inc., Class A*	7,875
636	NII Holdings, Inc.*	51,815
448	SBA Communications Corp., Class A*	14,394
255	Telephone & Data Systems, Inc.	15,785
40	U.S. Cellular Corp.*	3,175
		253,533

	Utilities – 1.7%

2,863	AES Corp. (The)*	67,939
710	Allegheny Energy, Inc.*	37,907
338	Aqua America, Inc.	7,727
98	Constellation Energy Group, Inc.	8,993
88	DPL, Inc.	2,685
456	Equitable Resources, Inc.	23,721
165	NRG Energy, Inc.*	14,502
330	Questar Corp.	35,643
		199,117
	Total Common Stock (Cost $10,010,570)	10,490,621

Principal Amount
	Repurchase Agreements – 15.5%

$1,087,023	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,087,181 **	1,087,023
687,753	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $687,854 ***	687,753
	Total Repurchase Agreements (Cost $1,774,776)	1,774,776
	Total Investments (Cost $11,785,346) – 107.2%	12,265,397
	Liabilities in excess of other assets — (7.2)%	(824,195)
	Net Assets – 100.0%	$11,441,202

(a)           A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*              Non-income producing security.

See accompanying notes to the financial statements.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,107,264. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $698,634. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$748,622
Aggregate gross unrealized depreciation	(269,506)
Net unrealized appreciation	$479,116
Federal income tax cost of investments	$11,786,281

Swap Agreement

Ultra Russell MidCap Growth had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 06/27/07	$12,144,137	$204,312

See accompanying notes to the financial statements.

Schedule of Portfoilo Investments May 31, 2007

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) – 94.2%
	Consumer Discretionary – 14.8%

47	1-800-FLOWERS.COM, Inc., Class A*	$417
648	99 Cents Only Stores*	9,098
98	A.C. Moore Arts & Crafts, Inc.*	2,229
352	AFC Enterprises*	6,853
298	Aftermarket Technology Corp.*	8,931
98	Ambassadors International, Inc.	3,174
56	America’s Car-Mart, Inc.*	765
712	American Axle & Manufacturing Holdings, Inc.	20,520
732	American Greetings Corp., Class A	19,186
262	Ameristar Casinos, Inc.	7,781
167	Applebee’s International, Inc.	4,375
96	Arbitron, Inc.	5,027
167	Arctic Cat, Inc.	3,196
966	ArvinMeritor, Inc.	20,170
168	Asbury Automotive Group, Inc.	4,583
227	Audiovox Corp., Class A*	3,049
79	Avatar Holdings, Inc.*	6,520
94	Bally Technologies, Inc.*	2,554
138	Bandag, Inc.	7,003
1,245	Belo Corp., Class A	27,676
63	Big 5 Sporting Goods Corp.	1,593
1,548	Big Lots, Inc.*	48,762
2,613	Blockbuster, Inc., Class A*	11,549
287	Bluegreen Corp.*	3,427
354	Blyth, Inc.	9,714
491	Bob Evans Farms, Inc.	19,002
91	Bon-Ton Stores, Inc. (The)	4,341
195	Books-A-Million, Inc.	3,212
814	Borders Group, Inc.	18,144
105	Brookfield Homes Corp.	3,351
430	Brown Shoe Co., Inc.	12,745
21	Buckle, Inc. (The)	859
397	Building Materials Holding Corp.	6,082
412	Cabela’s, Inc.*	9,492
9	Cache, Inc.*	150
149	California Coastal Communities, Inc.*	2,612
1,037	Callaway Golf Co.	18,842
7	Capella Education Co.*	306
170	Carmike Cinemas, Inc.	4,428
59	Carrols Restaurant Group, Inc.*	933
272	Catalina Marketing Corp.	8,677
54	Cavco Industries, Inc.*	2,087
339	CBRL Group, Inc.	15,235
198	CEC Entertainment, Inc.*	7,667
827	Charming Shoppes, Inc.*	10,304
5,273	Charter Communications, Inc., Class A*	21,145
29	Cherokee, Inc.	1,357
120	Churchill Downs, Inc.	6,172
506	Citadel Broadcasting Corp.	4,200
178	Coinmach Service Corp., Class A	1,958
358	Coinstar, Inc.*	11,309
180	Columbia Sportswear Co.	12,551
18	Conn’s, Inc.*	546
841	Cooper Tire & Rubber Co.	20,243
136	Core-Mark Holding Co., Inc.*	4,700
302	Cost Plus, Inc.*	2,790
115	Courier Corp.	4,623
619	Cox Radio, Inc., Class A*	9,087
101	Crown Media Holdings, Inc., Class A*	751
274	CSK Auto Corp.*	4,987
92	CSS Industries, Inc.	3,523
362	Cumulus Media, Inc., Class A*	3,396
67	Deckers Outdoor Corp.*	5,889
145	dELiA*s, Inc.*	1,147
519	Dominos Pizza, Inc.	10,183
225	Dover Motorsports, Inc.	1,289
242	Educate, Inc.*	1,921
306	Emmis Communications Corp., Class A	3,179
437	Entercom Communications Corp., Class A	11,624
420	Entravision Communications Corp., Class A*	4,280
342	Ethan Allen Interiors, Inc.	12,418
584	Finish Line, Class A	7,475
105	Fisher Communications, Inc.*	5,272
342	Fossil, Inc.*	10,674
547	Fred’s, Inc.	7,866
176	FTD Group, Inc.	3,120
618	Furniture Brands International, Inc.	8,961
119	GateHouse Media, Inc.	2,303
557	Gaylord Entertainment Co.*	31,376
277	Genesco, Inc.*	14,501

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

588	Gray Television, Inc.	$6,039
367	Great Wolf Resorts, Inc.*	5,200
340	Group 1 Automotive, Inc.	14,348
449	Harris Interactive, Inc.*	2,510
435	Hartmarx Corp.*	2,849
309	Haverty Furniture Cos., Inc.	3,767
43	Heelys, Inc.*	1,410
147	Hooker Furniture Corp.	3,637
495	Hovnanian Enterprises, Inc., Class A*	12,504
189	Ihop Corp.	10,990
491	Interactive Data Corp.	14,254
257	INVESTools, Inc.*	3,141
163	J. Crew Group, Inc.*	7,314
430	Jack in the Box, Inc.*	32,882
377	Jakks Pacific, Inc.*	9,904
329	Jo-Ann Stores, Inc.*	11,127
649	Journal Communications, Inc., Class A	8,924
543	Journal Register Co.	3,046
170	K-Swiss, Inc., Class A	4,932
677	K2, Inc.*	10,331
351	Kellwood Co.	10,112
126	Kenneth Cole Productions, Inc., Class A	3,150
208	Kimball International, Inc., Class B	2,839
401	Krispy Kreme Doughnuts, Inc.*	3,421
708	La-Z-Boy, Inc.	8,326
335	Lakes Entertainment, Inc.*	3,819
225	Landry’s Restaurants, Inc.	6,583
399	Leapfrog Enterprises, Inc.*	4,433
1,047	Lear Corp.*	37,346
627	Lee Enterprises, Inc.	15,750
225	Levitt Corp., Class A	2,104
27	Lifetime Brands, Inc.	569
378	Lin TV Corp., Class A*	7,382
217	Lithia Motors, Inc., Class A	5,833
645	Live Nation, Inc.*	14,448
259	Lodgian, Inc.*	3,934
294	Luby’s, Inc.*	2,834
145	M/I Homes, Inc.	4,173
548	Magna Entertainment Corp., Class A*	1,885
34	Maidenform Brands, Inc.*	637
295	Marcus Corp.	6,894
73	Marine Products Corp.	593
211	MarineMax, Inc.*	4,385
146	Marvel Entertainment, Inc.*	4,031
150	Matthews International Corp., Class A	6,631
19	McCormick & Schmick’s Seafood Restaurants, Inc.*	535
286	Media General, Inc., Class A	10,425
348	Mediacom Communications Corp., Class A*	3,250
310	Meritage Homes Corp.*	10,754
460	Modine Manufacturing Co.	10,815
367	Monaco Coach Corp.	5,655
91	Morton’s Restaurant Group, Inc.*	1,429
242	Movado Group, Inc.	8,066
234	MTR Gaming Group, Inc.*	3,688
372	Multimedia Games, Inc.*	4,724
61	National CineMedia, Inc.*	1,742
65	National Presto Industries, Inc.	3,940
109	Nautilus, Inc.	1,404
45	Noble International Ltd.	887
317	O’Charley’s, Inc.*	7,161
226	Oakley, Inc.	5,745
64	Orleans Homebuilders, Inc.	531
181	Outdoor Channel Holdings, Inc.*	1,812
195	Oxford Industries, Inc.	8,878
93	Palm Harbor Homes, Inc.*	1,486
110	Papa John’s International, Inc.*	3,404
798	Payless Shoesource, Inc.*	28,505
744	PEP Boys - Manny, Moe & Jack	15,847
149	Perry Ellis International, Inc.*	4,670
378	Phillips-Van Heusen	23,103
1,193	Pier 1 Imports, Inc.	8,983
311	Pinnacle Entertainment, Inc.*	9,517
258	Playboy Enterprises, Inc., Class B*	2,799
95	Polaris Industries, Inc.	5,234
2,721	Primedia, Inc.*	8,136
716	Quantum Fuel Systems Technologies Worldwide, Inc.*	1,282
1,328	Quiksilver, Inc.*	18,738
1,049	Radio One, Inc., Class D*	7,878
60	Rare Hospitality International, Inc.*	1,742
269	RC2 Corp.*	12,089
399	RCN Corp.*	11,232
626	Regis Corp.	24,959
952	Rent-A-Center, Inc.*	25,799

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

69	Riviera Holdings Corp.*	$2,476
66	Ruby Tuesday, Inc.	1,820
161	Russ Berrie & Co., Inc.*	2,732
127	Salem Communications Holding Corp., Class A	1,537
32	Sauer-Danfoss, Inc.	870
481	Scholastic Corp.*	15,281
166	Sealy Corp.	2,747
66	Shiloh Industries, Inc.	638
115	Shoe Carnival, Inc.*	3,367
16	Shutterfly, Inc.*	299
975	Six Flags, Inc.*	6,035
9	Skechers U.S.A., Inc., Class A*	289
93	Skyline Corp.	3,082
414	Sonic Automotive, Inc., Class A	12,888
390	Source Interlink Cos., Inc.*	2,118
350	Spanish Broadcasting System, Class A*	1,656
210	Speedway Motorsports, Inc.	8,476
597	Stage Stores, Inc.	12,477
152	Stanley Furniture Co., Inc.	3,494
386	Steak N Shake Co. (The)*	5,867
166	Stein Mart, Inc.	2,082
100	Steinway Musical Instruments	3,852
1,440	Stewart Enterprises, Inc., Class A	11,146
504	Stride Rite Corp.	10,156
430	Sun-Times Media Group, Inc.	2,369
315	Superior Industries International, Inc.	7,113
89	Syms Corp.*	1,858
132	Systemax, Inc.	2,871
308	Talbots, Inc.	6,699
186	Tarragon Corp.*	1,925
507	Tenneco, Inc.*	16,533
328	Timberland Co., Class A*	8,968
269	TOUSA, Inc.	1,100
93	Town Sports International Holdings, Inc.*	1,869
425	Trump Entertainment Resorts, Inc.*	6,838
101	Tuesday Morning Corp.	1,408
451	Tupperware Brands Corp.	13,038
71	U.S. Auto Parts Network, Inc.*	564
132	Unifirst Corp.	5,512
27	Universal Electronics, Inc.*	905
50	Vail Resorts, Inc.*	2,997
273	Valassis Communications, Inc.*	4,889
22	Valuvision Media, Inc., Class A*	246
103	Vertrue, Inc.*	4,970
1,755	Visteon Corp.*	14,198
370	Warnaco Group, Inc. (The)*	12,724
458	WCI Communities, Inc.*	9,591
197	West Marine, Inc.*	2,933
962	Westwood One, Inc.	7,754
95	Weyco Group, Inc.	2,460
40	Winnebago Industries	1,240
387	Wolverine World Wide, Inc.	11,235
656	Zale Corp.*	17,620
		1,569,314

	Consumer Staples – 3.6%

1,302	Alliance One International, Inc.*	12,512
42	Boston Beer Co., Inc., Class A*	1,609
633	Casey’s General Stores, Inc.	17,097
84	Central European Distribution Corp.*	2,899
812	Central Garden and Pet Co., Class A*	10,816
80	Chattem, Inc.*	5,094
577	Chiquita Brands International, Inc.	10,582
130	Delta & Pine Land Co.	5,440
52	Diamond Foods, Inc.	856
356	Elizabeth Arden, Inc.*	8,338
91	Farmer Bros. Co.	2,025
318	Flowers Foods, Inc.	10,971
264	Great Atlantic & Pacific Tea Co.*	9,111
426	Hain Celestial Group, Inc.*	12,184
155	Imperial Sugar Co.	4,405
161	Ingles Markets, Inc., Class A	5,746
21	Inter Parfums, Inc.	558
95	J&J Snack Foods Corp.	3,736
87	Lancaster Colony Corp.	3,811
251	Lance, Inc.	5,961
52	Longs Drug Stores Corp.	2,979
28	Maui Land & Pineapple Co., Inc.*	987
182	Nash Finch Co.	8,563
674	NBTY, Inc.*	35,405
290	Nu Skin Enterprises, Inc., Class A	5,087
26	Pantry, Inc. (The)*	1,133
659	Pathmark Stores, Inc.*	8,567
474	Performance Food Group Co.*	16,827

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

49	Physicians Formula Holdings, Inc.*	$848
555	Pilgrim’s Pride Corp.	19,608
211	Playtex Products, Inc.*	3,144
456	Prestige Brands Holdings, Inc.*	5,996
109	Pricesmart, Inc.	2,234
331	Ralcorp Holdings, Inc.*	19,251
29	Reddy Ice Holdings, Inc.	885
2,643	Revlon, Inc., Class A*	3,674
546	Ruddick Corp.	17,084
232	Sanderson Farms, Inc.	9,974
5	Seaboard Corp.	11,090
171	Smart & Final, Inc.*	3,764
288	Spartan Stores, Inc.	7,603
506	Spectrum Brands, Inc.*	4,250
79	Susser Holdings Corp.*	1,187
53	Tootsie Roll Industries, Inc.	1,489
473	Topps Co., Inc. (The)	4,834
426	TreeHouse Foods, Inc.*	11,945
352	Universal Corp./VA	22,377
188	Vector Group Ltd.	3,627
45	Village Super Market, Class A	1,933
119	WD-40 Co.	3,966
131	Weis Markets, Inc.	5,617
		379,679

	Energy – 4.4%

62	Alon USA Energy, Inc.	2,463
81	Aventine Renewable Energy Holdings, Inc.*	1,363
218	Bill Barrett Corp.*	8,238
13	Bois d’Arc Energy, Inc.*	223
624	Brigham Exploration Co.*	3,925
320	Bristow Group, Inc.*	15,763
30	Bronco Drilling Co., Inc.*	502
153	Cal Dive International, Inc.*	2,365
135	Callon Petroleum Co.*	1,924
183	Comstock Resources, Inc.*	5,556
48	Dawson Geophysical Co.*	2,555
65	Delta Petroleum Corp.*	1,277
389	Edge Petroleum Corp.*	5,625
724	Encore Acquisition Co.*	19,946
117	Energy Partners Ltd.*	2,012
713	EXCO Resources, Inc.*	12,884
28	GeoMet, Inc.*	222
125	Giant Industries, Inc.*	9,628
57	Gulf Island Fabrication, Inc.	1,888
240	Gulfmark Offshore, Inc.*	12,055
1,401	Hanover Compressor Co.*	35,025
509	Harvest Natural Resources, Inc.*	4,820
300	Hornbeck Offshore Services, Inc.*	11,973
399	Houston Exploration Co.*	23,956
698	Input/Output, Inc.*	11,189
256	International Coal Group, Inc.*	1,631
397	Lone Star Technologies, Inc.*	26,750
335	McMoRan Exploration Co.*	5,075
1,192	Meridian Resource Corp.*	3,493
519	Newpark Resources*	4,095
238	NGP Capital Resources Co.	4,117
325	Oil States International, Inc.*	12,652
1,482	Parker Drilling Co.*	17,325
146	Penn Virginia Corp.	11,651
807	PetroHawk Energy Corp.*	13,154
416	Petroquest Energy, Inc.*	5,891
79	PHI, Inc. (Non-Voting)*	2,252
174	RAM Energy Resources, Inc.*	865
694	Rosetta Resources, Inc.*	16,927
374	Stone Energy Corp.*	12,204
199	Sulphco, Inc.*	768
399	Swift Energy Co.*	17,169
16	T-3 Energy Services, Inc.*	467
162	Trico Marine Services, Inc.*	6,822
184	Union Drilling, Inc.*	2,806
414	Universal Compression Holdings, Inc.*	30,764
53	US BioEnergy Corp.*	683
1,192	USEC, Inc.*	27,535
69	Venoco, Inc*	1,371
101	VeraSun Energy Corp.*	1,534
527	Warren Resources, Inc.*	6,972
318	Western Refining, Inc.	15,630
507	Whiting Petroleum Corp.*	22,485
		470,465

	Financials – 30.4%

175	1 st Source Corp.	4,585
380	21st Century Insurance Group	8,284
96	Abington Community Bancorp, Inc.	1,766

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

42	ACA Capital Holdings, Inc.*	$605
292	Accredited Home Lenders Holding Co.*	4,085
233	Advanta Corp.	11,711
103	Affirmative Insurance Holdings, Inc.	1,591
639	Affordable Residential Communities, Inc.*	7,432
106	Agree Realty Corp. (REIT)	3,710
226	Alabama National Bancorporation	14,193
326	Alexandria Real Estate Equities, Inc. (REIT)	34,295
446	Alfa Corp.	7,569
285	Amcore Financial, Inc.	8,490
314	American Campus Communities, Inc. (REIT)	9,238
763	American Equity Investment Life Holding Co.	9,148
1,776	American Financial Realty Trust (REIT)	20,033
657	American Home Mortgage Investment Corp. (REIT)	14,349
133	American Physicians Capital, Inc.*	5,437
237	AmericanWest Bancorp	4,702
178	Ameris Bancorp	4,142
309	Amtrust Financial Services, Inc.	4,799
268	Anchor Bancorp Wisconsin, Inc.	7,673
782	Anthracite Capital, Inc. (REIT)	9,564
622	Anworth Mortgage Asset Corp. (REIT)	5,803
1,416	Apollo Investment Corp.	33,318
163	Arbor Realty Trust, Inc. (REIT)	4,644
955	Ares Capital Corp.	17,696
453	Argonaut Group, Inc.*	15,008
132	Arrow Financial Corp.	2,965
1,434	Ashford Hospitality Trust, Inc. (REIT)	17,796
54	Asset Acceptance Capital Corp.*	1,037
111	Baldwin & Lyons, Inc.	2,887
96	Bancfirst Corp.	4,144
123	Bancorp, Inc./DE*	2,640
133	BancTrust Financial Group, Inc.	2,665
787	Bank Mutual Corp.	9,310
220	Bank of Granite Corp.	3,566
647	BankAtlantic Bancorp, Inc., Class A	6,134
319	BankFinancial Corp.	5,251
429	BankUnited Financial Corp., Class A	9,833
167	Banner Corp.	6,015
118	Berkshire Hills Bancorp, Inc.	3,881
222	BFC Financial Corp., Class A*	932
894	BioMed Realty Trust, Inc. (REIT)	25,086
509	Boston Private Financial Holdings, Inc.	14,410
209	Bristol West Holdings, Inc.	4,613
844	Brookline Bancorp, Inc.	10,077
142	Cadence Financial Corp.	2,789
47	Calamos Asset Management, Inc., Class A	1,173
81	Camden National Corp.	3,102
179	Capital City Bank Group, Inc.	5,343
76	Capital Corp. of the West	1,873
598	Capital Lease Funding, Inc. (REIT)	6,680
38	Capital Southwest Corp.	6,563
152	Capital Trust, Inc./New York, Class A (REIT)	6,761
186	Capitol Bancorp Ltd.	5,372
89	Cardinal Financial Corp.	873
20	Cascade Bancorp	450
193	Cash America International, Inc.	8,008
653	Cathay General Bancorp	22,124
114	CBRE Realty Finance, Inc. (REIT)	1,501
590	Cedar Shopping Centers, Inc. (REIT)	9,410
737	Centennial Bank Holdings, Inc.*	6,456
58	Center Financial Corp.	999
714	Centerline Holding Co.	14,059
123	Centerstate Banks of Florida, Inc.	2,100
418	Central Pacific Financial Corp.	14,183
344	Chemical Financial Corp.	9,250
642	Chittenden Corp.	18,721
116	Citizens First Bancorp, Inc.	2,626
1,033	Citizens Republic Bancorp, Inc.	19,668
125	City Bank/Washington	4,065
244	City Holding Co.	9,299
6	Clayton Holdings, Inc.*	86
182	Clifton Savings Bancorp, Inc.	2,128
219	CNA Surety Corp.*	4,476
40	Cohen & Steers, Inc.	2,080
92	Columbia Bancorp/OR	1,827
219	Columbia Banking System, Inc.	6,644
745	Commerce Group, Inc.	25,397
80	Community Bancorp/NV*	2,374
409	Community Bank System, Inc.	8,409
327	Community Banks, Inc.	10,372

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

206	Community Trust Bancorp, Inc.	$6,996
291	Compass Diversified Trust	5,052
65	CompuCredit Corp.*	2,393
535	Corus Bankshares, Inc.	9,732
320	Crawford & Co., Class B	2,186
1,081	Crescent Real Estate EQT Co. (REIT)	24,171
86	Crystal River Capital, Inc. (REIT)	2,409
343	CVB Financial Corp.	3,917
1,931	DCT Industrial Trust, Inc. (REIT)	21,338
708	Deerfield Triarc Capital Corp. (REIT)	11,470
567	Delphi Financial Group, Inc.	24,347
1,190	DiamondRock Hospitality Co. (REIT)	24,919
343	Dime Community Bancshares	4,630
178	Donegal Group, Inc., Class A	2,718
923	Doral Financial Corp.*	1,181
288	Downey Financial Corp.	20,964
26	EastGroup Properties, Inc. (REIT)	1,271
385	Education Realty Trust, Inc. (REIT)	5,582
71	eHealth, Inc.*	1,413
81	EMC Insurance Group, Inc.	2,053
648	Employers Holdings, Inc.	13,738
363	Entertainment Properties Trust (REIT)	21,435
747	Equity Inns, Inc. (REIT)	14,933
523	Equity One, Inc. (REIT)	15,324
788	Extra Space Storage, Inc. (REIT)	14,113
97	Farmers Capital Bank Corp.	2,823
186	FBL Financial Group, Inc., Class A	7,157
143	Federal Agricultural Mortgage Corp., Class C	4,203
680	FelCor Lodging Trust, Inc. (REIT)	17,809
665	Fieldstone Investment Corp. (REIT)	2,620
371	Financial Federal Corp.	10,087
97	First Acceptance Corp.*	989
162	First Bancorp/NC	3,159
961	First Bancorp/Puerto Rico	12,070
58	First Busey Corp.	1,162
470	First Charter Corp.	10,331
967	First Commonwealth Financial Corp.	10,937
272	First Community Bancorp, Inc./CA	15,363
137	First Community Bancshares, Inc./VA	4,287
460	First Financial Bancorp	6,771
284	First Financial Bankshares, Inc.	11,513
182	First Financial Corp./IN	5,229
165	First Financial Holdings, Inc.	5,447
161	First Indiana Corp.	3,384
614	First Industrial Realty Trust, Inc. (REIT)	27,384
252	First Merchants Corp.	6,136
135	First Mercury Financial Corp.*	2,530
684	First Midwest Bancorp, Inc./IL	25,164
1,523	First Niagara Financial Group, Inc.	20,896
239	First Place Financial Corp./OH	4,997
329	First Potomac Realty Trust (REIT)	8,225
27	First Regional Bancorp/CA*	694
275	First Republic Bank/CA	14,891
262	First State Bancorporation/NM	5,795
228	FirstFed Financial Corp.*	14,699
1,093	FirstMerit Corp.	23,532
556	Flagstar Bancorp, Inc.	7,150
262	Flushing Financial Corp.	4,310
827	FNB Corp./PA	13,819
100	FNB Corp./VA	3,201
136	Fpic Insurance Group, Inc.*	6,308
321	Franklin Bank Corp./TX*	5,293
801	Franklin Street Properties Corp. (REIT)	15,379
386	Freedom Acquisition Holding, Inc.*	3,752
431	Fremont General Corp.	5,711
2,014	Friedman Billings Ramsey Group, Inc., Class A (REIT)	12,628
410	Frontier Financial Corp.	9,537
78	GAMCO Investors, Inc.	4,023
192	GB&T Bancshares, Inc.	3,193
624	Glacier Bancorp, Inc.	13,354
196	Gladstone Capital Corp.	4,528
82	Gladstone Investment Corp.	1,194
544	GMH Communities Trust (REIT)	5,527
256	Gramercy Capital Corp./New York (REIT)	8,095
121	Great American Financial Resources, Inc.	2,903
143	Great Southern Bancorp, Inc.	3,954
690	Greater Bay Bancorp	19,258
119	Greene Bancshares, Inc.	4,164
205	Hancock Holding Co.	8,106
557	Hanmi Financial Corp.	9,731
189	Harleysville Group, Inc.	5,719
396	Harleysville National Corp.	6,403
57	Harris & Harris Group, Inc.*	669

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

655	Healthcare Realty Trust, Inc. (REIT)	$21,464
199	Heartland Financial USA, Inc.	4,794
77	Heritage Commerce Corp.	1,877
557	Hersha Hospitality Trust (REIT)	6,762
122	HFF, Inc., Class A*	1,946
162	Highland Distressed Opportunities, Inc.*	2,343
818	Highland Hospitality Corp. (REIT)	15,763
781	Highwoods Properties, Inc. (REIT)	34,239
459	Hilb Rogal & Hobbs Co.	19,916
125	Home Bancshares, Inc./Conway AR	2,787
78	Home Federal Bancorp, Inc./ID	1,328
62	Home Properties, Inc. (REIT)	3,571
707	HomeBanc Corp./Georgia (REIT)	1,442
589	Horace Mann Educators Corp.	13,146
169	Horizon Financial Corp.	3,809
10	Housevalues, Inc.*	46
176	IBERIABANK Corp.	8,999
1,043	IMPAC Mortgage Holdings, Inc. (REIT)	6,456
69	Independence Holding Co.	1,526
315	Independent Bank Corp./MI	5,446
196	Independent Bank Corp./Rockland MA	5,807
269	Infinity Property & Casualty Corp.	14,211
237	Information Services Group, Inc.*	1,825
876	Inland Real Estate Corp. (REIT)	15,768
627	Innkeepers USA Trust (REIT)	11,054
240	Integra Bank Corp.	5,465
622	International Bancshares Corp.	16,695
53	Intervest Bancshares Corp.	1,313
687	Investors Bancorp, Inc.*	9,570
638	Investors Real Estate Trust (REIT)	6,865
277	Irwin Financial Corp.	4,404
76	ITLA Capital Corp.	4,175
126	James River Group, Inc.	4,279
222	JER Investors Trust, Inc. (REIT)	4,171
55	Kansas City Life Insurance Co.	2,471
51	KBW, Inc.*	1,667
299	Kearny Financial Corp.	4,156
391	Kite Realty Group Trust (REIT)	8,313
397	KNBT Bancorp, Inc.	6,022
1,431	Knight Capital Group, Inc., Class A*	24,771
128	Kohlberg Capital Corp.	2,388
727	LaBranche & Co., Inc.*	6,005
261	Lakeland Bancorp, Inc.	3,659
131	Lakeland Financial Corp.	2,882
245	LandAmerica Financial Group, Inc.	22,709
547	LaSalle Hotel Properties (REIT)	26,037
937	Lexington Realty Trust (REIT)	19,490
320	LTC Properties, Inc. (REIT)	7,674
653	Luminent Mortgage Capital, Inc. (REIT)	5,942
186	Macatawa Bank Corp.	2,912
461	MAF Bancorp, Inc.	24,839
441	Maguire Properties, Inc. (REIT)	15,933
258	MainSource Financial Group, Inc.	4,425
253	MarketAxess Holdings, Inc.*	4,471
113	Marlin Business Services Corp.*	2,327
360	MB Financial, Inc.	12,730
202	MBT Financial Corp.	2,773
859	MCG Capital Corp.	15,153
366	Meadowbrook Insurance Group, Inc.*	3,997
201	Medallion Financial Corp.	2,297
674	Medical Properties Trust, Inc. (REIT)	9,591
88	Mercantile Bank Corp.	2,419
523	Meruelo Maddux Properties, Inc.*	4,315
89	MetroCorp Bancshares, Inc.	1,888
1,085	MFA Mortgage Investments, Inc. (REIT)	8,159
259	Mid-America Apartment Communities, Inc. (REIT)	15,216
159	Midland Co. (The)	7,075
224	Midwest Banc Holdings, Inc.	3,595
296	MVC Capital, Inc.	5,728
127	Nara Bancorp, Inc.	2,040
54	NASB Financial, Inc.	1,944
88	National Financial Partners Corp.	4,121
323	National Health Investors, Inc. (REIT)	11,460
81	National Interstate Corp.	1,975
658	National Penn Bancshares, Inc.	12,002
901	National Retail Properties, Inc. (REIT)	21,849
31	National Western Life Insurance Co., Class A	7,808
1,221	Nationwide Health Properties, Inc. (REIT)	37,936
179	Navigators Group, Inc.*	8,862
471	NBT Bancorp, Inc.	10,645
725	Netbank, Inc.*	210
855	NewAlliance Bancshares, Inc.	13,783

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

723	Newcastle Investment Corp. (REIT)	$21,444
57	NewStar Financial, Inc.*	807
804	NorthStar Realty Finance Corp. (REIT)	11,586
256	Northwest Bancorp, Inc.	7,214
507	Novastar Financial, Inc. (REIT)	3,747
179	NTR Acquisition Co.*	1,668
79	NYMAGIC, Inc.	3,311
120	OceanFirst Financial Corp.	2,153
469	Ocwen Financial Corp.*	6,641
176	Odyssey Re Holdings Corp.	7,547
827	Ohio Casualty Corp.	35,611
920	Old National Bancorp/IN	16,422
167	Old Second Bancorp, Inc.	4,883
172	Omega Financial Corp.	4,914
756	Omega Healthcare Investors, Inc. (REIT)	13,011
288	Oriental Financial Group, Inc.	3,482
76	Oritani Financial Corp.*	1,164
583	Pacific Capital Bancorp	15,006
162	Park National Corp.	14,146
208	Parkway Properties, Inc. (REIT)	10,785
616	Partners Trust Financial Group, Inc.	6,696
503	Pennsylvania Real Estate Investment Trust (REIT)	23,908
146	Peoples Bancorp, Inc./OH	4,031
246	PFF Bancorp, Inc.	7,382
1,543	Phoenix Cos., Inc. (The)	24,287
173	Pico Holdings, Inc.*	8,133
70	Pinnacle Financial Partners, Inc.*	2,069
255	Piper Jaffray Cos.*	17,059
88	Placer Sierra Bancshares	2,475
441	PMA Capital Corp., Class A*	4,692
588	Post Properties, Inc. (REIT)	31,176
529	Potlatch Corp. (REIT)	23,160
6	Preferred Bank/California	229
188	Premierwest Bancorp	2,622
295	Presidential Life Corp.	5,387
455	ProAssurance Corp.*	25,717
478	Prosperity Bancshares, Inc.	16,558
451	Provident Bankshares Corp.	15,086
882	Provident Financial Services, Inc.	14,818
582	Provident New York Bancorp	7,979
175	PS Business Parks, Inc. (REIT)	11,751
53	QC Holdings, Inc.	795
123	Quadra Realty Trust, Inc.*	1,659
852	RAIT Financial Trust (REIT)	25,100
231	Ramco-Gershenson Properties Trust (REIT)	8,545
1,369	Realty Income Corp. (REIT)	37,538
280	Redwood Trust, Inc. (REIT)	15,005
247	Renasant Corp.	6,007
111	Republic Bancorp, Inc./Kentucky, Class A	2,117
357	Republic Property Trust (REIT)	4,391
216	Resource America, Inc., Class A	5,087
40	Resource Capital Corp. (REIT)	639
91	Rewards Network, Inc.*	356
289	RLI Corp.	16,603
120	Rockville Financial, Inc.	1,825
127	Roma Financial Corp.	2,150
66	Royal Bancshares of Pennsylvania	1,395
356	S & T Bancorp, Inc.	11,663
179	Safety Insurance Group, Inc.	7,454
231	Sanders Morris Harris Group, Inc.	3,162
216	Sandy Spring Bancorp, Inc.	6,940
60	Santander BanCorp	1,042
125	SCBT Financial Corp.	4,532
138	SCPIE Holdings, Inc.*	2,953
218	SeaBright Insurance Holdings, Inc.*	3,900
61	Seacoast Banking Corp. of Florida	1,419
219	Security Bank Corp./Georgia*	4,503
754	Selective Insurance Group	20,637
1,020	Senior Housing Properties Trust (REIT)	23,970
115	Shore Bancshares, Inc.	2,995
196	Simmons First National Corp., Class A	5,529
136	Southside Bancshares, Inc.	2,939
194	Southwest Bancorp, Inc./OK	4,767
242	Sovran Self Storage, Inc. (REIT)	12,894
1,568	Spirit Finance Corp. (REIT)	22,516
259	Star Maritime Acquisition Corp.*	3,082
197	State Auto Financial Corp.	6,095
258	Sterling Bancorp/NY	4,136
1,006	Sterling Bancshares, Inc./TX	11,559
349	Sterling Financial Corp./PA	3,448
672	Sterling Financial Corp./WA	20,321
236	Stewart Information Services Corp.	9,350

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

104	Stifel Financial Corp.*	$6,262
1,003	Strategic Hotels & Resorts, Inc. (REIT)	23,390
217	Sun Bancorp, Inc./NJ*	3,866
858	Sunstone Hotel Investors, Inc. (REIT)	25,320
117	Superior Bancorp*	1,192
710	Susquehanna Bancshares, Inc.	15,286
325	SWS Group, Inc.	7,845
131	SY Bancorp, Inc.	3,272
82	Taylor Capital Group, Inc.	2,472
122	Technology Investment Capital Corp.	2,101
249	TierOne Corp.	7,791
84	Tompkins Financial Corp.	3,133
158	Triad Guaranty, Inc.*	7,045
141	Trico Bancshares	3,194
669	Trustmark Corp.	18,009
644	U-Store-It Trust (REIT)	11,805
318	UCBH Holdings, Inc.	5,918
434	UMB Financial Corp.	16,757
768	Umpqua Holdings Corp.	19,169
181	Union Bankshares Corp./VA	4,255
509	United Bankshares, Inc.	17,179
443	United Community Banks, Inc./GA	13,463
371	United Community Financial Corp./OH	3,925
282	United Fire & Casualty Co.	11,040
522	Universal American Financial Corp.*	11,082
161	Universal Health Realty Income Trust (REIT)	5,659
158	Univest Corp. of Pennsylvania	3,713
289	Urstadt Biddle Properties, Inc., Class A (REIT)	4,956
91	USB Holding Co., Inc.	1,833
146	ViewPoint Financial Group	2,679
148	Virginia Financial Group, Inc.	3,257
1,492	W Holding Co., Inc.	8,191
250	Waddell & Reed Financial, Inc.	6,485
158	Washington Trust Bancorp, Inc.	3,847
131	Wauwatosa Holdings, Inc.*	2,206
300	WesBanco, Inc.	9,405
32	West Bancorporation, Inc.	476
212	West Coast Bancorp/OR	6,544
248	Westamerica Bancorporation	11,482
91	Westfield Financial, Inc.	943
215	Willow Financial Bancorp, Inc.	2,623
400	Winston Hotels, Inc. (REIT)	5,964
534	Winthrop Realty Trust (REIT)	3,599
199	Wintrust Financial Corp.	9,132
20	World Acceptance Corp.*	848
81	WSFS Financial Corp.	5,352
117	Yardville National Bancorp	4,212
506	Zenith National Insurance Corp.	24,475
		3,227,184

	Health Care – 4.4%

37	Accuray, Inc.*	851
157	ADVENTRX Pharmaceuticals, Inc.*	443
9	Affymax, Inc.*	296
17	Air Methods Corp.*	600
220	Albany Molecular Research, Inc.*	3,131
96	Alliance Imaging, Inc.*	841
468	Alpharma, Inc., Class A	11,372
19	Altus Pharmaceuticals, Inc.*	257
578	AMERIGROUP Corp.*	14,739
31	AMN Healthcare Services, Inc.*	698
156	Amsurg Corp.*	3,839
143	Anadys Pharmaceuticals, Inc.*	579
81	Analogic Corp.	5,346
43	Angiodynamics, Inc.*	682
32	Animal Health International, Inc.*	398
1,055	Applera Corp.- Celera Group*	14,084
522	Apria Healthcare Group, Inc.*	15,117
254	Arena Pharmaceuticals, Inc.*	3,531
395	Ariad Pharmaceuticals, Inc.*	2,145
80	Atherogenics, Inc.*	191
221	Bentley Pharmaceuticals, Inc.*	2,621
256	Bio-Rad Laboratories, Inc., Class A*	19,123
28	Biosite, Inc.*	2,574
199	Bradley Pharmaceuticals, Inc.*	4,394
14	Cadence Pharmaceuticals, Inc.*	204
388	Cambrex Corp.	4,823
298	Capital Senior Living Corp.*	3,314
20	Caraco Pharmaceutical Laboratories Ltd.*	309
385	Conmed Corp.*	12,054
68	Corvel Corp.*	1,866
380	Cross Country Healthcare, Inc.*	6,616
171	Cypress Bioscience, Inc.*	2,589

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

165	Datascope Corp.	$6,080
143	deCODE genetics, Inc.*	470
1,062	Dendreon Corp.*	9,112
10	Emergent Biosolutions, Inc.*	100
27	Emeritus Corp.*	965
49	Emisphere Technologies, Inc.*	194
268	Genesis HealthCare Corp.*	18,304
108	Genitope Corp.*	386
172	Gentiva Health Services, Inc.*	3,523
516	Geron Corp.*	4,758
227	Greatbatch, Inc.*	6,819
16	Hansen Medical, Inc.*	309
58	Healthspring, Inc.*	1,416
480	HealthTronics, Inc.*	2,304
185	Horizon Health Corp.*	3,702
122	ICU Medical, Inc.*	4,898
525	Incyte Corp.*	3,722
111	Indevus Pharmaceuticals, Inc.*	821
426	Invacare Corp.	7,562
497	Inverness Medical Innovations, Inc.*	23,702
106	Kensey Nash Corp.*	2,473
390	Kindred Healthcare, Inc.*	12,480
55	Landauer, Inc.	2,732
460	Magellan Health Services, Inc.*	20,608
153	Martek Biosciences Corp.*	3,202
16	Matria Healthcare, Inc.*	512
404	Maxygen, Inc.*	4,109
77	Medcath Corp.*	2,541
130	Medical Action Industries, Inc.*	2,626
212	Merge Technologies, Inc.*	1,467
374	Merit Medical Systems, Inc.*	4,282
17	Metabolix, Inc.*	392
10	Molecular Insight Pharmaceuticals, Inc.*	107
88	Molina Healthcare, Inc.*	2,813
823	Nabi Biopharmaceuticals*	4,230
14	National Healthcare Corp.	746
110	Neurocrine Biosciences, Inc.*	1,278
228	Northfield Laboratories, Inc.*	353
29	Northstar Neuroscience, Inc.*	387
108	NPS Pharmaceuticals, Inc.*	460
201	Nuvelo, Inc.*	740
11	Obagi Medical Products, Inc.*	198
108	Odyssey HealthCare, Inc.*	1,401
330	Option Care, Inc.	4,973
8	Osiris Therapeutics, Inc.*	91
549	Owens & Minor, Inc.	19,489
165	Par Pharmaceutical Cos., Inc.*	4,836
985	Perrigo Co.	19,267
249	PharmaNet Development Group, Inc.*	7,995
98	Pharmion Corp.*	2,843
52	PRA International*	1,200
232	RehabCare Group, Inc.*	3,661
90	Renovis, Inc.*	301
11	Replidyne, Inc.*	62
302	Res-Care, Inc.*	6,251
308	Rigel Pharmaceuticals, Inc.*	3,000
714	Savient Pharmaceuticals, Inc.*	10,153
49	Sciele Pharma, Inc.*	1,211
927	STERIS Corp.	27,875
147	Sunrise Senior Living, Inc.*	5,757
120	Symbion, Inc.*	2,626
69	Symmetry Medical, Inc.*	1,058
11	Synta Pharmaceuticals Corp.*	101
87	Thoratec Corp.*	1,723
9	Trubion Pharmaceuticals, Inc.*	167
281	Varian, Inc.*	16,537
158	Viasys Healthcare, Inc.*	6,786
548	Viropharma, Inc.*	7,941
16	Visicu, Inc.*	158
74	VistaCare, Inc., Class A*	702
10	Vital Signs, Inc.	582
22	Volcano Corp.*	446
48	Wright Medical Group, Inc.*	1,169
12	Xtent, Inc.*	117
5	Young Innovations, Inc.	124
107	Zoll Medical Corp.*	2,402
		470,515

	Industrials – 11.0%

68	AAR Corp.*	2,210
599	ABM Industries, Inc.	17,677
375	ACCO Brands Corp.*	9,379
152	Accuride Corp.*	2,389
32	Aerovironment , Inc.*	664
274	Alaska Air Group, Inc.*	7,990

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

120	Albany International Corp.	$4,694
35	Allegiant Travel Co.*	1,111
68	Altra Holdings, Inc.*	1,150
14	Amerco, Inc.*	988
120	Ameron International Corp.	9,420
90	Ampco-Pittsburgh Corp.	3,409
5	Amrep Corp.	292
72	AO Smith Corp.	2,829
83	Apogee Enterprises, Inc.	2,043
346	Arkansas Best Corp.	14,286
233	Atlas Air Worldwide Holdings, Inc.*	13,661
56	Badger Meter, Inc.	1,439
302	Baldor Electric Co.	14,007
96	Barnes Group, Inc.	2,831
619	Belden, Inc.	35,444
238	Blount International, Inc.*	3,108
172	BlueLinx Holdings, Inc.	1,963
385	Bowne & Co., Inc.	7,465
225	Brady Corp., Class A	8,357
701	Briggs & Stratton Corp.	22,747
171	Cascade Corp.	11,645
17	Casella Waste Systems, Inc.*	182
402	CBIZ, Inc.*	3,007
145	CDI Corp.	4,849
92	Chart Industries, Inc.*	2,117
219	CIRCOR International, Inc.	8,364
454	Clarcor, Inc.	15,173
365	Comfort Systems USA, Inc.	5,110
289	Commercial Vehicle Group, Inc.*	5,604
22	Compx International, Inc.	425
52	Consolidated Graphics, Inc.*	3,775
157	Cornell Cos., Inc.*	3,741
12	CRA International, Inc.*	635
213	Cubic Corp.	5,353
566	Curtiss-Wright Corp.	25,510
703	Deluxe Corp.	30,700
338	Dollar Thrifty Automotive Group*	15,710
20	Dynamex, Inc.*	540
141	DynCorp International, Inc., Class A*	2,445
228	EDO Corp.	7,654
261	Electro Rent Corp.*	3,761
431	EMCOR Group, Inc.*	28,269
638	EnerSys*	11,561
349	Ennis, Inc.	8,341
289	EnPro Industries, Inc.*	12,005
218	Esterline Technologies Corp.*	9,919
203	Exponent, Inc.*	4,669
589	ExpressJet Holdings, Inc.*	3,646
662	Federal Signal Corp.	10,817
11	First Advantage Corp., Class A*	263
86	First Solar, Inc.*	5,851
177	Florida East Coast Industries, Inc.	14,820
40	Forward Air Corp.	1,360
79	FreightCar America, Inc.	3,905
416	Frontier Airlines Holdings, Inc.*	2,525
258	FTI Consulting, Inc.*	9,567
816	FuelCell Energy, Inc.*	5,630
291	G&K Services, Inc., Class A	11,078
96	Gehl Co.*	2,852
55	General Cable Corp.*	3,748
112	Goodman Global, Inc.*	2,455
157	Gorman-Rupp Co. (The)	5,291
728	GrafTech International Ltd.*	11,269
341	Granite Construction, Inc.	23,355
116	Greenbrier Cos., Inc.	3,657
408	Griffon Corp.*	9,523
393	Heartland Express, Inc.	6,591
42	Heidrick & Struggles International, Inc.*	2,047
167	Herley Industries, Inc.*	2,629
126	Horizon Lines, Inc., Class A	4,345
56	Houston Wire & Cable Co.*	1,603
22	Hudson Highland Group, Inc.*	475
37	IHS, Inc., Class A*	1,487
1,506	IKON Office Solutions, Inc.	21,942
366	Infrasource Services, Inc.*	13,249
81	Innerworkings, Inc.*	1,077
79	Innovative Solutions & Support, Inc.*	2,076
373	Insituform Technologies, Inc.*	7,867
165	Interpool, Inc.	4,453
481	JetBlue Airways Corp.*	5,185
153	K&F Industries Holdings, Inc.*	4,048
187	Kadant, Inc.*	5,582
329	Kaman Corp.	9,666
175	Kelly Services, Inc., Class A	5,044
125	Korn/Ferry International*	3,251

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

10	Ladish Co., Inc.*	$444
58	Lawson Products, Inc.	2,136
104	Layne Christensen Co.*	4,681
68	LECG Corp.*	1,006
136	Lindsay Corp.	4,672
294	LSI Industries, Inc.	4,486
152	M & F Worldwide Corp.*	10,380
147	Marten Transport Ltd.*	2,846
431	Mesa Air Group, Inc.*	3,039
162	Mine Safety Appliances Co.	6,966
33	Mobile Mini, Inc.*	997
504	Moog, Inc., Class A*	21,702
42	MTC Technologies, Inc.*	877
436	Mueller Industries, Inc.	15,256
166	Mueller Water Products, Inc., Class A*	2,722
76	NACCO Industries, Inc., Class A	12,920
42	Navigant Consulting, Inc.*	875
55	Nordson Corp.	2,859
409	Orbital Sciences Corp.*	8,430
31	PAM Transportation Services*	569
17	Patriot Transportation Holding, Inc.*	1,520
31	Perini Corp.*	1,705
69	PGT, Inc.*	805
731	PHH Corp.*	22,661
106	Powell Industries, Inc.*	2,968
728	Power-One, Inc.*	2,664
195	Regal-Beloit Corp.	9,479
446	Republic Airways Holdings, Inc.*	10,423
181	Robbins & Myers, Inc.	8,131
299	Rush Enterprises, Inc., Class A*	7,329
201	Saia, Inc.*	5,747
172	Schawk, Inc.	3,507
261	School Specialty, Inc.*	9,119
92	Sequa Corp., Class A*	10,120
51	Simpson Manufacturing Co., Inc.	1,699
679	SIRVA, Inc.*	1,935
529	Skywest, Inc.	14,563
377	Spherion Corp.*	3,713
4	Standard Parking Corp.	147
245	Standard Register Co. (The)	2,918
169	Standex International Corp.	4,822
29	Stanley, Inc.*	521
14	Sterling Construction Co., Inc.*	328
256	Superior Essex, Inc.*	9,047
207	TAL International Group, Inc.	5,386
228	Tecumseh Products Co., Class A*	3,641
72	Teledyne Technologies, Inc.*	3,318
189	Tennant Co.	6,146
308	Tetra Tech, Inc.*	6,795
307	Titan International, Inc.	9,683
53	TransDigm Group, Inc.*	1,958
467	Tredegar Corp.	10,792
171	Triumph Group, Inc.	11,300
278	UAP Holding Corp.	8,190
382	United Stationers, Inc.*	25,628
206	Universal Forest Products, Inc.	9,905
68	US Xpress Enterprises, Inc.*	945
51	USA Truck, Inc.*	854
18	Valmont Industries, Inc.	1,269
290	Viad Corp.	12,867
170	Volt Information Sciences, Inc.*	4,221
427	Wabash National Corp.	6,247
397	Washington Group International, Inc.*	33,348
677	Waste Connections, Inc.*	20,865
97	Waste Industries USA, Inc.	3,025
507	Waste Services, Inc.*	5,187
450	Watson Wyatt Worldwide, Inc., Class A	23,207
306	Watts Water Technologies, Inc., Class A	11,597
664	Werner Enterprises, Inc.	12,835
26	Williams Scotsman International, Inc.*	597
412	Woodward Governor Co.	22,759
131	Xerium Technologies, Inc.	1,026
		1,164,171

	Information Technology – 12.7%

5,380	3 Com Corp.*	25,178
78	Acme Packet, Inc.*	924
355	Actel Corp.*	4,959
143	Actuate Corp.*	887
1,563	Adaptec, Inc.*	6,361
319	Adtran, Inc.	8,632
83	Advanced Energy Industries, Inc.*	2,037
876	Aeroflex, Inc.*	12,387
672	Agile Software Corp.*	5,389

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

418	Agilysys, Inc.	$9,079
270	AMIS Holdings, Inc.*	3,451
202	Anaren, Inc.*	3,527
2,188	Andrew Corp.*	28,947
217	Anixter International, Inc.*	16,028
32	Ansys, Inc.*	1,797
4,061	Applied Micro Circuits Corp.*	11,411
1,077	Ariba, Inc.*	10,027
687	Arris Group, Inc.*	11,301
1,203	Aspen Technology, Inc.*	17,877
236	Asyst Technologies, Inc.*	1,694
145	ATMI, Inc.*	4,430
111	Authorize.Net Holdings, Inc.*	1,816
524	Avid Technology, Inc.*	17,868
626	Avocent Corp.*	17,547
1,384	Axcelis Technologies, Inc.*	8,899
2,333	BearingPoint, Inc.*	17,241
138	Bel Fuse, Inc., Class B	5,012
781	Benchmark Electronics, Inc.*	17,268
1,261	BISYS Group, Inc. (The)*	14,817
239	Black Box Corp.	8,707
115	Blackbaud, Inc.	2,724
1,145	Bookham, Inc.*	2,462
997	Borland Software Corp.*	5,942
266	Bottomline Technologies, Inc.*	3,373
2,943	Brocade Communications Systems, Inc.*	27,017
1,023	Brooks Automation, Inc.*	18,097
201	C-COR, Inc.*	2,943
143	Cabot Microelectronics Corp.*	4,785
72	CACI International, Inc., Class A*	3,712
319	CalAmp Corp.*	1,429
217	Carrier Access Corp.*	864
537	Checkpoint Systems, Inc.*	13,441
701	Ciber, Inc.*	6,246
158	Cirrus Logic, Inc.*	1,223
6,352	CMGI, Inc.*	15,880
49	Cognex Corp.	1,153
180	Coherent, Inc.*	5,584
309	Cohu, Inc.	6,316
59	Commvault Systems, Inc.*	989
791	Conexant Systems, Inc.*	1,020
428	Covansys Corp.*	14,462
1,370	Credence Systems Corp.*	4,548
345	CSG Systems International, Inc.*	9,591
221	CTS Corp.	2,656
27	Cymer, Inc.*	1,084
179	Digi International, Inc.*	2,515
444	Ditech Networks, Inc.*	3,552
42	DivX , Inc.*	671
38	Double-Take Software, Inc.*	600
336	DSP Group, Inc.*	7,321
57	DTS, Inc./DE*	1,301
553	Dycom Industries, Inc.*	16,446
43	Eagle Test Systems, Inc.*	677
1,680	Earthlink, Inc.*	13,910
423	Echelon Corp.*	7,377
474	eFunds Corp.*	16,026
397	Electro Scientific Industries, Inc.*	8,198
794	Electronics for Imaging*	22,637
67	EMS Technologies, Inc.*	1,362
801	Emulex Corp.*	17,774
1,697	Entegris, Inc.*	19,515
205	EPIQ Systems, Inc.*	5,412
281	eSpeed, Inc., Class A*	2,557
233	Exar Corp.*	3,166
57	Excel Technology, Inc.*	1,540
20	ExlService Holdings, Inc.*	376
1,633	Extreme Networks*	6,124
51	Forrester Research, Inc.*	1,383
908	Foundry Networks, Inc.*	14,601
3,563	Gateway, Inc.*	6,378
257	Genesis Microchip, Inc.*	2,231
256	Gerber Scientific, Inc.*	2,921
90	Global Cash Access Holdings, Inc.*	1,462
15	Guidance Software, Inc.*	208
101	Harmonic, Inc.*	919
351	Hutchinson Technology, Inc.*	6,416
66	i2 Technologies, Inc.*	1,238
28	iGate Corp.*	202
478	Imation Corp.	18,121
50	Infocrossing, Inc.*	912
214	Infospace, Inc.	5,239
662	Insight Enterprises, Inc.*	14,670
9	Integral Systems, Inc./MD	230
242	Inter-Tel, Inc.	6,328

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

537	Internet Capital Group, Inc.*	$6,272
302	Interwoven, Inc.*	4,524
277	Ipass, Inc.*	1,474
40	IPG Photonics Corp.*	897
54	Isilon Systems, Inc.*	792
34	Ixia*	316
39	IXYS Corp.*	365
329	JDA Software Group, Inc.*	5,984
269	Keane, Inc.*	3,817
1,190	Kemet Corp.*	9,139
103	Komag, Inc.*	2,499
117	Kopin Corp.*	419
777	Kulicke & Soffa Industries, Inc.*	7,436
268	L-1 Identity Solutions, Inc.*	5,730
1,564	Lattice Semiconductor Corp.*	8,242
1,705	Lawson Software, Inc.*	15,652
155	Littelfuse, Inc.*	6,212
18	LoopNet, Inc.*	369
156	Loral Space & Communications, Inc.*	7,316
103	Macrovision Corp.*	2,879
488	Magma Design Automation, Inc.*	7,232
339	Manhattan Associates, Inc.*	9,851
59	Mantech International Corp., Class A*	1,887
552	MasTec, Inc.*	7,502
53	Mattson Technology, Inc.*	523
294	MAXIMUS, Inc.	12,707
1,164	Mentor Graphics Corp.*	16,599
221	Mercury Computer Systems, Inc.*	2,877
511	Methode Electronics, Inc.	7,706
261	MIPS Technologies, Inc.*	2,307
499	MKS Instruments, Inc.*	13,598
893	MPS Group, Inc.*	12,279
1,712	MRV Communications, Inc.*	5,632
31	MTS Systems Corp.	1,361
20	Neoware, Inc.*	243
258	Ness Technologies, Inc.*	3,073
182	Netratings, Inc.*	3,815
65	Netscout Systems, Inc.*	526
557	Newport Corp.*	8,310
63	Omniture, Inc.*	1,103
131	ON Semiconductor Corp.*	1,407
210	Oplink Communications, Inc.*	3,692
17	Opnet Technologies, Inc.*	192
176	OpNext, Inc.*	2,075
259	Optical Communication Products, Inc.*	386
35	Optium Corp.*	474
79	Orbcomm, Inc.*	1,256
125	OSI Systems, Inc.*	3,346
1,190	Palm, Inc.*	19,385
764	Parametric Technology Corp.*	14,272
250	Park Electrochemical Corp.	6,962
563	Paxar Corp.*	17,031
197	Pegasystems, Inc.	2,118
172	Pericom Semiconductor Corp.*	1,885
1,184	Perot Systems Corp., Class A*	20,223
99	Photon Dynamics, Inc.*	1,084
567	Photronics, Inc.*	8,335
291	Plantronics, Inc.	7,071
671	Polycom, Inc.*	21,284
1,782	Powerwave Technologies, Inc.*	11,369
563	Progress Software Corp.*	18,500
92	QAD, Inc.	765
2,661	Quantum Corp.*	8,222
277	Quest Software, Inc.*	4,770
201	Radisys Corp.*	2,718
362	RealNetworks, Inc.*	3,066
436	RF Micro Devices, Inc.*	2,847
12	Rofin-Sinar Technologies, Inc.*	810
286	Rudolph Technologies, Inc.*	4,587
843	S1 Corp.*	6,913
1,647	Safeguard Scientifics, Inc.*	4,332
677	SAIC, Inc.*	13,642
150	SAVVIS, Inc.*	7,528
22	Scansource, Inc.*	638
691	Secure Computing Corp.*	5,265
265	Semitool, Inc.*	2,634
98	SI International, Inc.*	3,092
783	Silicon Storage Technology, Inc.*	3,093
1,724	Skyworks Solutions, Inc.*	12,223
883	SonicWALL, Inc.*	7,294
117	Staktek Holdings, Inc.*	323
231	Standard Microsystems Corp.*	7,166
143	Startek, Inc.	1,493
73	Switch & Data Facilities Co., Inc.*	1,357
1,164	Sybase, Inc.*	28,006

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

2,526	Sycamore Networks, Inc.*	$9,397
520	Symmetricom, Inc.*	4,228
38	Synchronoss Technologies, Inc.*	1,028
172	SYNNEX Corp.*	3,523
928	Take-Two Interactive Software, Inc.*	19,107
556	Technitrol, Inc.	14,645
22	Techwell, Inc.*	291
119	Tekelec*	1,785
168	THQ, Inc.*	5,729
2,516	TIBCO Software, Inc.*	22,694
251	TNS, Inc.*	2,979
1,915	TriQuint Semiconductor, Inc.*	10,111
74	TTM Technologies, Inc.*	818
46	Ultratech, Inc.*	614
880	United Online, Inc.	15,013
113	Universal Display Corp.*	1,764
883	Utstarcom, Inc.*	6,366
167	Varian Semiconductor Equipment Associates, Inc.*	7,039
31	Veeco Instruments, Inc.*	562
277	Vignette Corp.*	5,155
21	Virage Logic Corp.*	151
538	webMethods, Inc.*	4,950
89	Wright Express Corp.*	3,121
237	X-Rite, Inc.	3,546
787	Zhone Technologies, Inc.*	1,133
80	Zoran Corp.*	1,610
248	Zygo Corp.*	3,750
		1,351,260

	Materials – 6.6%

67	AM Castle & Co.	2,479
963	AptarGroup, Inc.	36,170
302	Arch Chemicals, Inc.	10,618
766	Bowater, Inc.	15,925
266	Brush Engineered Materials, Inc.*	14,271
516	Buckeye Technologies, Inc.*	7,338
545	Calgon Carbon Corp.*	5,521
398	Caraustar Industries, Inc.*	2,360
146	Century Aluminum Co.*	8,226
754	CF Industries Holdings, Inc.	33,726
512	Chaparral Steel Co.	37,478
271	Chesapeake Corp.	3,623
95	Claymont Steel, Inc.*	2,223
369	Cleveland-Cliffs, Inc.	32,579
438	Compass Minerals International, Inc.	14,958
585	Ferro Corp.	13,905
418	Georgia Gulf Corp.	7,215
331	Gibraltar Industries, Inc.	7,130
609	Glatfelter	8,276
451	Greif, Inc., Class A	25,103
806	HB Fuller Co.	21,963
253	Headwaters, Inc.*	4,989
713	Hercules, Inc.*	13,426
57	Innophos Holdings, Inc.	876
169	Innospec, Inc.	10,106
137	Koppers Holdings, Inc.	4,407
398	Mercer International, Inc.*	4,278
357	Metal Management, Inc.	17,286
272	Minerals Technologies, Inc.	17,302
147	Myers Industries, Inc.	3,259
33	NL Industries	353
214	NN, Inc.	2,692
897	Olin Corp.	18,155
115	Olympic Steel, Inc.	3,858
401	OM Group, Inc.*	25,067
295	Omnova Solutions, Inc.*	1,655
16	Pioneer Cos., Inc.*	551
1,268	PolyOne Corp.*	9,041
408	Quanex Corp.	19,560
463	Rock-Tenn Co., Class A	16,168
483	Rockwood Holdings, Inc.*	15,499
167	Royal Gold, Inc.	4,499
357	Ryerson, Inc.	13,541
309	Schnitzer Steel Industries, Inc.	16,748
329	Schulman A, Inc.	7,959
211	Schweitzer-Mauduit International, Inc.	6,338
635	Sensient Technologies Corp.	16,535
128	Silgan Holdings, Inc.	7,388
439	Spartech Corp.	11,765
157	Steel Technologies, Inc.	4,705
84	Stepan Co.	2,570
106	Stillwater Mining Co.*	1,346
1,304	Terra Industries, Inc.*	25,285
309	Texas Industries, Inc.	26,877
566	Tronox, Inc., Class B	7,879

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

87	U.S. Concrete, Inc.*	$769
579	Wausau Paper Corp.	7,927
148	Wheeling-Pittsburgh Corp.*	3,256
992	Worthington Industries, Inc.	20,941
483	WR Grace & Co.*	13,075
		699,018

	Telecommunication Services – 1.4%

575	Alaska Communications Systems Group, Inc.	9,073
7	Atlantic Tele-Network, Inc.	199
3,385	Cincinnati Bell, Inc.*	19,735
288	Cogent Communications Group, Inc.*	8,266
279	Consolidated Communications Holdings, Inc.	5,932
4,025	Covad Communications Group, Inc.*	3,864
279	CT Communications, Inc.	8,758
30	Eschelon Telecom, Inc.*	887
377	Fairpoint Communications, Inc.	6,786
305	General Communication, Inc., Class A*	4,041
173	Globalstar, Inc.*	1,894
299	Golden Telecom, Inc.	15,922
616	IDT Corp. Class B	7,663
430	Iowa Telecommunications Services, Inc.	9,671
33	NTELOS Holdings Corp.*	832
577	PAETEC Holding Corp.*	6,722
991	Premiere Global Services, Inc.*	12,556
91	Shenandoah Telecom Co.	4,495
200	SureWest Communications	5,152
44	Syniverse Holdings, Inc.*	563
418	Time Warner Telecom, Inc., Class A*	8,092
375	USA Mobility, Inc.	8,629
182	Vonage Holdings Corp.*	548
494	Wireless Facilities, Inc.*	810
		151,090

	Utilities – 4.9%

345	Allete, Inc.	16,560
230	American States Water Co.	8,287
5,139	Aquila, Inc.*	21,943
713	Avista Corp.	16,698
518	Black Hills Corp.	21,233
262	California Water Service Group	9,754
158	Cascade Natural Gas Corp.	4,160
216	CH Energy Group, Inc.	10,230
820	Cleco Corp.	22,124
1,093	Duquesne Light Holdings, Inc.	22,079
629	El Paso Electric Co.*	17,115
410	Empire District Electric Co. (The)	9,672
95	EnergySouth, Inc.	4,639
587	Idacorp, Inc.	19,494
36	ITC Holdings Corp.	1,562
292	Laclede Group, Inc. (The)	9,099
280	MGE Energy, Inc.	9,498
384	New Jersey Resources Corp.	21,035
608	Nicor, Inc.	28,546
378	Northwest Natural Gas Co.	18,836
487	NorthWestern Corp.	16,051
14	Ormat Technologies, Inc.	510
404	Otter Tail Corp.	13,211
1,046	Piedmont Natural Gas Co.	27,761
1,040	PNM Resources, Inc.	30,690
368	Portland General Electric Co.	10,797
207	SJW Corp.	6,680
399	South Jersey Industries, Inc.	15,509
579	Southwest Gas Corp.	22,095
328	Southwest Water Co.	4,271
337	UIL Holdings Corp.	11,054
480	Unisource Energy Corp.	17,534
1,194	Westar Energy, Inc.	31,653
668	WGL Holdings, Inc.	23,560
		523,940
	Total Common Stock Cost ($9,915,153)	10,006,636

Principal Amount
	Repurchase Agreements – 14.7%

$955,745	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $955,884 **	955,745

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (continued)

$604,694	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $604,782 ***	$604,694
	Total Repurchase Agreements (Cost $1,560,439)	1,560,439
	Total Investments (Cost $11,475,592) – 108.9%	11,567,075
	Liabilities in excess of other assets — (8.9)%	(948,358)
	Net Assets – 100.0%	$10,618,717

(a)           A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*              Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $973,542. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $614,261. The investment in the repurchase agreement was through participation in a pooled account.

REIT                     Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$585,452
Aggregated gross unrealized depreciation	(496,082)
Net unrealized appreciation	$89,370
Federal income tax cost of investments	$11,477,705

Swap Agreements

Ultra Russell2000 Value had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 06/27/07	$11,125,822	$119,687

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) – 92.2%
	Consumer Discretionary – 15.5%

323	1-800-FLOWERS.COM, Inc., Class A*	$2,865
125	A.C. Moore Arts & Crafts, Inc.*	2,844
652	Aaron Rents, Inc.	18,699
769	Aeropostale, Inc.*	35,605
288	Ambassadors Group, Inc.	9,873
78	America’s Car-Mart, Inc.*	1,065
99	Ameristar Casinos, Inc.	2,940
925	Applebee’s International, Inc.	24,235
345	Arbitron, Inc.	18,064
365	Audible, Inc.*	3,657
674	Bally Technologies, Inc.*	18,313
352	Bebe Stores, Inc.	6,329
270	Big 5 Sporting Goods Corp.	6,828
234	BJ’s Restaurants, Inc.*	4,739
197	Blue Nile, Inc.*	11,322
388	Bright Horizons Family Solutions, Inc.*	16,428
70	Brookfield Homes Corp.	2,234
166	Brown Shoe Co., Inc.	4,920
192	Buckle, Inc. (The)	7,853
110	Buffalo Wild Wings, Inc.*	9,417
220	Build-A-Bear Workshop, Inc.*	6,578
29	Cabela’s, Inc.*	668
172	Cache, Inc.*	2,867
295	California Pizza Kitchen, Inc.*	10,818
50	Capella Education Co.*	2,188
84	Carrols Restaurant Group, Inc.*	1,328
723	Carter’s, Inc.*	19,608
557	Casual Male Retail Group, Inc.*	6,539
391	Catalina Marketing Corp.	12,473
455	Cato Corp. (The), Class A	9,896
35	Cavco Industries, Inc.*	1,352
281	CEC Entertainment, Inc.*	10,880
303	Century Casinos, Inc.*	2,536
1,136	Champion Enterprises, Inc.*	12,916
253	Charlotte Russe Holding, Inc.*	7,046
924	Charming Shoppes, Inc.*	11,513
84	Cherokee, Inc.	3,932
336	Childrens Place Retail Stores, Inc. (The)*	18,971
364	Chipotle Mexican Grill, Inc., Class B*	29,138
543	Christopher & Banks Corp.	10,257
94	Citi Trends, Inc.*	3,810
937	CKE Restaurants, Inc.	20,417
799	CKX, Inc.*	8,493
200	Coinmach Service Corp., Class A	2,200
26	Coinstar, Inc.*	821
96	Conn’s, Inc.*	2,914
1,283	Corinthian Colleges, Inc.*	18,745
511	Cosi, Inc.*	2,463
24	Courier Corp.	965
148	CROCS, Inc.*	12,041
121	Crown Media Holdings, Inc., Class A*	900
356	CSK Auto Corp.*	6,479
115	Cumulus Media, Inc., Class A*	1,079
74	DEB Shops, Inc.	2,056
90	Deckers Outdoor Corp.*	7,910
203	dELiA*s, Inc.*	1,606
1,370	Denny’s Corp.*	6,275
908	DeVry, Inc.	30,509
140	Directed Electronics, Inc.*	1,242
216	Dover Downs Gaming & Entertainment, Inc.	3,158
685	Dress Barn, Inc.*	15,817
276	Drew Industries, Inc.*	9,298
1,192	Drugstore.Com*	3,016
241	DSW, Inc., Class A*	9,211
26	DXP Enterprises, Inc.*	1,234
158	Emmis Communications Corp., Class A	1,642
540	Entravision Communications Corp., Class A*	5,503
99	Ethan Allen Interiors, Inc.	3,595
949	Fleetwood Enterprises, Inc.*	8,835
274	Fossil, Inc.*	8,552
166	Fuel Systems Solutions, Inc.*	2,706
230	Gaiam, Inc. Class A*	3,708
104	GateHouse Media, Inc.	2,012
3,693	Gemstar-TV Guide International, Inc.*	16,988
47	Genesco, Inc.*	2,460
152	GenTek, Inc.*	5,360
583	GSI Commerce, Inc.*	13,339
623	Guess?, Inc.	27,537
436	Guitar Center, Inc.*	23,383
467	Gymboree Corp.*	20,875
201	Harris Interactive, Inc.*	1,124
48	Heelys, Inc.*	1,574

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

477	Hibbett Sports, Inc.*	$13,342
702	Home Solutions of America, Inc.*	5,251
658	HOT Topic, Inc.*	7,291
205	Hovnanian Enterprises, Inc., Class A*	5,178
714	Iconix Brand Group, Inc.*	15,886
67	Ihop Corp.	3,896
696	INVESTools, Inc.*	8,505
170	iRobot Corp.*	2,798
233	Isle of Capri Casinos, Inc.*	5,760
145	J. Crew Group, Inc.*	6,506
489	Jackson Hewitt Tax Service, Inc.	14,792
268	JOS A. Bank Clothiers, Inc.*	11,280
201	K-Swiss, Inc., Class A	5,831
241	Keystone Automotive Industries, Inc.*	9,956
141	Kimball International, Inc., Class B	1,925
381	Krispy Kreme Doughnuts, Inc.*	3,250
73	Leapfrog Enterprises, Inc.*	811
453	Life Time Fitness, Inc.*	23,185
139	Lifetime Brands, Inc.	2,927
68	Lincoln Educational Services Corp.*	985
248	Live Nation, Inc.*	5,555
665	LKQ Corp.*	16,605
300	Lodgenet Entertainment Corp.*	10,644
23	Lodgian, Inc.*	349
22	M/I Homes, Inc.	633
179	Maidenform Brands, Inc.*	3,354
103	Marine Products Corp.	836
17	MarineMax, Inc.*	353
377	Martha Stewart Living Omnimedia, Class A	6,771
543	Marvel Entertainment, Inc.*	14,992
316	Matthews International Corp., Class A	13,970
156	McCormick & Schmick’s Seafood Restaurants, Inc.*	4,391
447	Mediacom Communications Corp., Class A*	4,175
710	Men’s Wearhouse, Inc.	37,871
232	Midas, Inc.*	5,213
155	Monarch Casino & Resort, Inc.*	4,233
176	Monro Muffler, Inc.	6,802
268	Morgans Hotel Group Co.*	6,587
210	Morningstar, Inc.*	10,040
50	Morton’s Restaurant Group, Inc.*	785
83	MTR Gaming Group, Inc.*	1,308
559	National CineMedia, Inc.*	15,959
369	Nautilus, Inc.	4,753
671	NetFlix, Inc.*	14,708
318	New York & Co., Inc.*	3,889
122	Noble International Ltd.	2,405
125	Oakley, Inc.	3,178
190	Overstock.com, Inc.*	3,500
13	Oxford Industries, Inc.	592
1,085	Pacific Sunwear Of California*	21,581
41	Palm Harbor Homes, Inc.*	655
213	Papa John’s International, Inc.*	6,592
124	Payless Shoesource, Inc.*	4,429
206	Peet’s Coffee & Tea, Inc.*	5,370
279	PetMed Express, Inc.*	3,602
395	PF Chang’s China Bistro, Inc.*	15,322
411	Phillips-Van Heusen	25,120
551	Pinnacle Entertainment, Inc.*	16,861
37	Playboy Enterprises, Inc., Class B*	401
425	Polaris Industries, Inc.	23,413
142	Pre-Paid Legal Services, Inc.*	9,226
347	Priceline.com, Inc.*	21,458
375	Private Media Group Ltd.*	848
508	Progressive Gaming International Corp.*	2,931
375	Quiksilver, Inc.*	5,291
388	Rare Hospitality International, Inc.*	11,268
324	Raser Technologies, Inc.*	2,333
18	RC2 Corp.*	809
246	Red Robin Gourmet Burgers, Inc.*	10,561
440	Restoration Hardware, Inc.*	2,754
315	Retail Ventures, Inc.*	6,108
89	Riviera Holdings Corp.*	3,193
741	Ruby Tuesday, Inc.	20,429
260	Ruth’s Chris Steak House*	4,761
10	Salem Communications Holding Corp., Class A	121
119	Sauer-Danfoss, Inc.	3,234
121	Sealy Corp.	2,003
744	Select Comfort Corp.*	13,481
518	Shuffle Master, Inc.*	9,961
22	Shutterfly, Inc.*	412
678	Sinclair Broadcast Group, Inc., Class A	10,387
169	Skechers U.S.A., Inc., Class A*	5,425

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

435	Smith & Wesson Holding Corp.*	$6,060
1,035	Sonic Corp.*	25,233
948	Sotheby’s	45,002
82	Source Interlink Cos., Inc.*	445
283	Spanish Broadcasting System, Class A*	1,339
254	Stamps.com, Inc.*	3,467
211	Stein Mart, Inc.	2,646
309	Steven Madden Ltd.	10,067
214	Strayer Education, Inc.	26,784
517	Sun-Times Media Group, Inc.	2,849
746	Tempur-Pedic International, Inc.	18,919
123	Tenneco, Inc.*	4,011
776	Texas Roadhouse, Inc., Class A*	10,748
388	Timberland Co., Class A*	10,608
1,265	Tivo, Inc.*	7,906
31	Town Sports International Holdings, Inc.*	623
964	Triarc Cos., Inc., Class B	14,894
196	True Religion Apparel, Inc.*	3,679
336	Tuesday Morning Corp.	4,684
413	Tupperware Brands Corp.	11,940
456	Tween Brands, Inc.*	19,850
72	U.S. Auto Parts Network, Inc.*	572
309	Under Armour, Inc., Class A*	14,779
176	Universal Electronics, Inc.*	5,896
342	Universal Technical Institute, Inc.*	8,075
396	Vail Resorts, Inc.*	23,740
415	Valassis Communications, Inc.*	7,433
20	Value Line, Inc.	870
429	Valuvision Media, Inc., Class A*	4,792
195	Volcom, Inc.*	8,482
298	Warnaco Group, Inc. (The)*	10,248
1,218	Wet Seal, Inc. (The),Class A*	7,588
441	Winnebago Industries	13,671
403	WMS Industries, Inc.*	17,071
409	Wolverine World Wide, Inc.	11,873
318	World Wrestling Entertainment, Inc., Class A	5,568
215	Zumiez, Inc.*	8,299
		1,716,443

	Consumer Staples – 2.4%

57	Alico, Inc.	3,417
665	American Oriental Bioengineering, Inc.*	7,116
211	Andersons, Inc. (The)	8,250
20	Arden Group, Inc.	2,610
94	Boston Beer Co., Inc., Class A*	3,600
63	Casey’s General Stores, Inc.	1,702
440	Central European Distribution Corp.*	15,184
81	Central Garden and Pet Co., Class A*	1,079
173	Chattem, Inc.*	11,015
70	Coca-Cola Bottling Co. Consolidated	3,875
1,203	Darling International, Inc.*	10,887
388	Delta & Pine Land Co.	16,238
176	Diamond Foods, Inc.	2,899
424	Flowers Foods, Inc.	14,628
71	Green Mountain Coffee Roasters, Inc.*	4,803
46	Inter Parfums, Inc.	1,221
101	J&J Snack Foods Corp.	3,972
377	Jones Soda Co.*	7,106
267	Lancaster Colony Corp.	11,697
179	Lance, Inc.	4,251
417	Longs Drug Stores Corp.	23,886
244	Mannatech, Inc.	3,421
28	Maui Land & Pineapple Co., Inc.*	987
173	Medifast, Inc.*	1,510
142	MGP Ingredients, Inc.	2,423
146	National Beverage Corp.*	2,040
90	NBTY, Inc.*	4,728
489	Nu Skin Enterprises, Inc., Class A	8,577
309	Pantry, Inc. (The)*	13,460
179	Parlux Fragrances, Inc.*	798
59	Pathmark Stores, Inc.*	767
59	Physicians Formula Holdings, Inc.*	1,021
602	Playtex Products, Inc.*	8,970
34	Ralcorp Holdings, Inc.*	1,977
216	Reddy Ice Holdings, Inc.	6,592
26	Susser Holdings Corp.*	391
52	Tiens Biotech Group USA, Inc.*	214
487	Tootsie Roll Industries, Inc.	13,685
629	United Natural Foods, Inc.*	17,216
128	USANA Health Sciences, Inc.*	4,977
383	Vector Group Ltd.	7,388
121	WD-40 Co.	4,033
430	Wild Oats Markets, Inc.*	7,396
		272,007

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Energy – 5.5%

403	Allis-Chalmers Energy, Inc.*	$8,141
111	Alon USA Energy, Inc.	4,410
770	Alpha Natural Resources, Inc.*	14,838
175	Arena Resources, Inc.*	8,904
346	Atlas America, Inc.	17,144
301	ATP Oil & Gas Corp.*	13,650
403	Atwood Oceanics, Inc.*	26,453
1,251	Aurora Oil & Gas Corp.*	2,502
363	Aventine Renewable Energy Holdings, Inc.*	6,109
222	Basic Energy Services, Inc.*	5,927
526	Berry Petroleum Co., Class A	19,162
187	Bill Barrett Corp.*	7,067
236	Bois d’Arc Energy, Inc.*	4,055
170	Bronco Drilling Co., Inc.*	2,846
164	Cal Dive International, Inc.*	2,535
156	Callon Petroleum Co.*	2,223
298	CARBO Ceramics, Inc.	13,231
330	Carrizo Oil & Gas, Inc.*	13,421
79	Clayton Williams Energy, Inc.*	2,000
388	Complete Production Services, Inc.*	10,418
441	Comstock Resources, Inc.*	13,389
472	Crosstex Energy, Inc.	14,146
60	Dawson Geophysical Co.*	3,194
153	Delek U.S. Holdings, Inc.	3,649
882	Delta Petroleum Corp.*	17,323
329	Dril-Quip, Inc.*	15,963
345	Energy Partners Ltd.*	5,934
240	ENGlobal Corp.*	2,482
1,057	Evergreen Energy, Inc.*	7,304
1,223	Gasco Energy, Inc.*	2,837
446	GeoGlobal Resources, Inc.*	2,306
123	GeoMet, Inc.*	977
61	Giant Industries, Inc.*	4,698
141	GMX Resources, Inc.*	5,455
212	Goodrich Petroleum Corp.*	7,551
2,896	Grey Wolf, Inc.*	22,936
119	Gulf Island Fabrication, Inc.	3,943
203	Gulfport Energy Corp.*	3,877
302	Hercules Offshore, Inc.*	10,549
18	Hornbeck Offshore Services, Inc.*	718
291	Input/Output, Inc.*	4,665
1,414	International Coal Group, Inc.*	9,007
248	James River Coal Co.*	3,648
27	Lone Star Technologies, Inc.*	1,819
221	Lufkin Industries, Inc.	14,124
1,090	Mariner Energy, Inc.*	27,228
93	Markwest Hydrocarbon, Inc.	5,534
362	Matrix Service Co.*	9,249
234	Metretek Technologies, Inc.*	3,264
217	NATCO Group, Inc.*	9,333
766	Newpark Resources*	6,044
385	Oil States International, Inc.*	14,988
409	Pacific Ethanol, Inc.*	5,505
558	Parallel Petroleum Corp.*	12,868
120	Penn Virginia Corp.	9,576
1,241	PetroHawk Energy Corp.*	20,228
215	Petroleum Development Corp.*	10,959
158	Petroquest Energy, Inc.*	2,237
119	PHI, Inc. (Non-Voting)*	3,392
616	Pioneer Drilling Co.*	9,493
11	PrimeEnergy Corp.*	638
292	Quest Resource Corp.*	2,561
189	RAM Energy Resources, Inc.*	939
2,420	Rentech, Inc.*	5,929
477	RPC, Inc.	8,099
329	Sulphco, Inc.*	1,270
193	Superior Well Services, Inc.*	5,003
586	Syntroleum Corp.*	1,752
5	T-3 Energy Services, Inc.*	146
223	Toreador Resources Corp.*	3,470
1,153	Transmeridian Exploration, Inc.*	2,652
435	TXCO Resources, Inc.*	4,963
114	U.S. BioEnergy Corp.*	1,468
857	Vaalco Energy, Inc.*	4,105
111	Venoco, Inc*	2,206
162	VeraSun Energy Corp.*	2,461
439	W-H Energy Services, Inc.*	28,008
222	Warren Resources, Inc.*	2,937
106	Westmoreland Coal Co.*	2,968
410	World Fuel Services Corp.	16,773
		615,776

	Financials – 8.0%

72	21st Century Insurance Group	1,570
57	ACA Capital Holdings, Inc.*	821

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

474	Acadia Realty Trust (REIT)	$13,466
1,006	Advance America Cash Advance Centers, Inc.	17,756
34	Advanta Corp., Class B	1,709
30	Alexander’s, Inc. (REIT)*	13,039
80	Alexandria Real Estate Equities, Inc. (REIT)	8,416
45	Amtrust Financial Services, Inc.	699
14	Arrow Financial Corp.	314
177	Asset Acceptance Capital Corp.*	3,398
175	Asta Funding, Inc.	7,387
23	Bancorp, Inc.*	494
176	Bank of the Ozarks, Inc.	5,055
294	Calamos Asset Management, Inc., Class A	7,335
10	Camden National Corp.	383
60	Capital Corp. of the West	1,479
12	Capitol Bancorp Ltd.	347
266	Cardinal Financial Corp.	2,609
397	Cascade Bancorp	8,933
231	Cash America International, Inc.	9,584
58	Cathay General Bancorp	1,965
24	CBRE Realty Finance, Inc. REIT	316
119	Center Financial Corp.	2,049
58	City Bank	1,886
122	Clayton Holdings, Inc.*	1,757
232	CoBiz, Inc.	4,290
161	Cohen & Steers, Inc.	8,370
47	Columbia Bancorp	933
41	Community Bancorp*	1,217
241	CompuCredit Corp.*	8,874
84	Consolidated-Tomoka Land Co.	6,258
546	Corporate Office Properties Trust SBI MD (REIT)	24,597
570	Cousins Properties, Inc. (REIT)	18,457
132	Credit Acceptance Corp.*	3,530
18	Crystal River Capital, Inc. (REIT)	504
627	CVB Financial Corp.	7,160
78	Darwin Professional Underwriters, Inc.*	1,843
408	DCT Industrial Trust, Inc. (REIT)	4,508
517	Digital Realty Trust, Inc. (REIT)	20,990
183	Dollar Financial Corp.*	5,592
334	Doral Financial Corp.*	428
324	EastGroup Properties, Inc. (REIT)	15,844
8	eHealth, Inc.*	159
100	Employers Holdings, Inc.	2,120
151	Enterprise Financial Services Corp.	3,662
289	Equity Lifestyle Properties, Inc. (REIT)	15,739
528	Ezcorp, Inc., Class A*	7,936
167	FelCor Lodging Trust, Inc. (REIT)	4,374
144	First Acceptance Corp.*	1,469
164	First Busey Corp.	3,285
416	First Cash Financial Services, Inc.*	10,371
47	First Community Bancorp, Inc.	2,655
15	First Indiana Corp.	315
20	First Mercury Financial Corp.*	375
92	First Regional Bancorp*	2,363
80	First Republic Bank	4,332
121	First South Bancorp, Inc.	3,330
18	First State Bancorporation	398
367	Freedom Acquisition Holding, Inc.	3,567
511	Fremont General Corp.	6,771
146	Frontier Financial Corp.	3,396
262	Getty Realty Corp. (REIT)	7,462
177	GFI Group, Inc.*	13,186
100	Glacier Bancorp, Inc.	2,140
105	Gladstone Investment Corp.	1,529
546	Glimcher Realty Trust (REIT)	14,878
263	Greenhill & Co., Inc.	18,936
180	Hancock Holding Co.	7,117
247	Harris & Harris Group, Inc.*	2,897
92	Heritage Commerce Corp.	2,243
112	HFF, Inc.*	1,786
82	Highland Distressed Opportunities, Inc.*	1,186
39	Hilb Rogal & Hobbs Co.	1,692
34	Home Bancshares, Inc.	758
9	Home Federal Bancorp, Inc.	153
447	Home Properties, Inc. (REIT)	25,747
191	Housevalues, Inc.*	877
225	Information Services Group, Inc.	1,733
55	Inland Real Estate Corp. (REIT)	990
88	International Bancshares Corp.	2,368
567	International Securities Exchange Holdings, Inc.	36,878
19	Intervest Bancshares Corp.	471
44	Investors Bancorp, Inc.*	613
141	JER Investors Trust, Inc. (REIT)	2,649

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

45	KBW, Inc.*	$1,471
64	Kohlberg Capital Corp.	1,194
37	Lakeland Financial Corp.	814
25	Macatawa Bank Corp.	393
84	Maguire Properties, Inc. (REIT)	3,035
206	MarketAxess Holdings, Inc.*	3,640
53	Marlin Business Services Corp.*	1,091
32	MB Financial, Inc.	1,132
28	Mercantile Bank Corp.	770
111	Meruelo Maddux Properties, Inc.*	916
7	MetroCorp Bancshares, Inc.	148
95	Mid-America Apartment Communities, Inc. (REIT)	5,581
39	Midwest Banc Holdings, Inc.	626
1,492	Move, Inc.*	6,266
177	Nara Bancorp, Inc.	2,843
461	National Financial Partners Corp.	21,589
148	National Interstate Corp.	3,608
766	NewAlliance Bancshares, Inc.	12,348
144	NewStar Financial, Inc.*	2,039
171	NTR Acquisition Co.	1,594
20	Old Second Bancorp, Inc.	585
174	Omega Healthcare Investors, Inc. (REIT)	2,995
309	optionsXpress Holdings, Inc.	7,873
100	Oritani Financial Corp.*	1,532
62	Pacific Capital Bancorp	1,596
123	Penson Worldwide, Inc.*	3,540
98	PFF Bancorp, Inc.	2,941
152	Pinnacle Financial Partners, Inc.*	4,492
88	Placer Sierra Bancshares	2,475
236	Portfolio Recovery Associates, Inc.	13,971
88	Preferred Bank	3,359
19	Premierwest Bancorp	262
265	PrivateBancorp, Inc.	8,888
49	PS Business Parks, Inc. (REIT)	3,290
22	QC Holdings, Inc.	330
113	Quadra Realty Trust, Inc.*	1,524
37	Resource Capital Corp. (REIT)	591
296	Rewards Network, Inc.*	1,157
13	Roma Financial Corp.	220
18	Safety Insurance Group, Inc.	750
163	Saul Centers, Inc. (REIT)	8,026
150	Seacoast Banking Corp. of Florida	3,489
89	Sierra Bancorp	2,477
437	Signature Bank*	14,530
128	Smithtown Bancorp, Inc.	3,020
20	Southside Bancshares, Inc.	432
37	Sovran Self Storage, Inc. (REIT)	1,971
109	Stifel Financial Corp.*	6,563
153	Suffolk Bancorp	4,693
269	Sun Communities, Inc. (REIT)	8,326
335	Superior Bancorp*	3,414
529	SVB Financial Group*	28,074
40	SY Bancorp, Inc.	999
461	Tanger Factory Outlet Centers (REIT)	19,339
157	Technology Investment Capital Corp.	2,704
162	Tejon Ranch Co.*	7,982
346	Texas Capital Bancshares, Inc.*	7,795
101	Thomas Weisel Partners Group, Inc.*	1,768
7	Tompkins Financial Corp.	261
291	Tower Group, Inc.	9,213
383	TradeStation Group, Inc.*	4,565
52	Trico Bancshares	1,178
1,117	Trustco Bank Corp. NY	10,846
1,113	UCBH Holdings, Inc.	20,713
65	Umpqua Holdings Corp.	1,622
60	United Community Banks, Inc.	1,823
144	United PanAm Financial Corp.*	2,261
119	United Security Bancshares	2,676
77	USB Holding Co., Inc.	1,551
15	ViewPoint Financial Group	275
135	Vineyard National Bancorp	3,294
254	Virginia Commerce Bancorp*	4,641
990	Waddell & Reed Financial, Inc.	25,681
670	Washington Real Estate Investment Trust (REIT)	25,185
13	Wauwatosa Holdings, Inc.*	219
226	West Bancorporation, Inc.	3,358
199	Westamerica Bancorporation	9,214
222	Western Alliance Bancorp*	6,924
89	Westfield Financial, Inc.	922
227	Wilshire Bancorp, Inc.	2,892
152	Wintrust Financial Corp.	6,975
252	World Acceptance Corp.*	10,680
19	Yardville National Bancorp	684
		887,792

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care – 17.3%

299	Abaxis, Inc.*	$6,844
425	Abiomed, Inc.*	4,743
438	Acadia Pharmaceuticals, Inc.*	5,602
197	Accuray, Inc.*	4,531
451	Adams Respiratory Therapeutics, Inc.*	20,656
673	Adolor Corp.*	2,530
143	Advanced Magnetics, Inc.*	9,019
832	ADVENTRX Pharmaceuticals, Inc.*	2,346
54	Affymax, Inc.*	1,776
1,005	Affymetrix, Inc.*	26,110
136	Air Methods Corp.*	4,804
768	Akorn, Inc.*	5,384
140	Albany Molecular Research, Inc.*	1,992
526	Alexion Pharmaceuticals, Inc.*	25,548
876	Align Technology, Inc.*	19,964
1,440	Alkermes, Inc.*	23,126
123	Alliance Imaging, Inc.*	1,077
724	Allscripts Healthcare Solutions, Inc.*	17,781
551	Alnylam Pharmaceuticals, Inc.*	9,036
124	Alpharma, Inc., Class A	3,013
123	Altus Pharmaceuticals, Inc.*	1,663
383	Amedisys, Inc.*	14,286
1,039	American Medical Systems Holdings, Inc.*	19,492
142	AMERIGROUP Corp.*	3,621
482	AMN Healthcare Services, Inc.*	10,855
275	Amsurg Corp.*	6,768
268	Anadys Pharmaceuticals, Inc.*	1,085
118	Analogic Corp.	7,788
264	Angiodynamics, Inc.*	4,184
141	Animal Health International, Inc.*	1,755
64	Apria Healthcare Group, Inc.*	1,853
628	Arena Pharmaceuticals, Inc.*	8,729
594	Ariad Pharmaceuticals, Inc.*	3,225
699	Array Biopharma, Inc.*	8,689
339	Arrow International, Inc.	13,018
408	Arthrocare Corp.*	17,981
243	Aspect Medical Systems, Inc.*	3,934
500	Atherogenics, Inc.*	1,195
386	Auxilium Pharmaceuticals, Inc.*	5,933
633	AVANIR Pharmaceuticals, Class A*	2,190
748	AVI BioPharma, Inc.*	2,281
48	Bentley Pharmaceuticals, Inc.*	569
155	Bio-Reference Labs, Inc.*	4,036
342	BioCryst Pharmaceuticals, Inc.*	2,736
717	Bioenvision, Inc.*	4,051
1,361	BioMarin Pharmaceuticals, Inc.*	24,280
223	Biosite, Inc.*	20,498
632	Bruker BioSciences Corp.*	5,397
88	Cadence Pharmaceuticals, Inc.*	1,281
354	Candela Corp.*	3,979
123	Caraco Pharmaceutical Laboratories Ltd.*	1,902
1,085	Cell Genesys, Inc.*	4,687
642	Centene Corp.*	14,760
813	Cepheid, Inc.*	9,512
472	Cerus Corp.*	2,936
389	Chemed Corp.	26,063
267	Coley Pharmaceutical Group, Inc.*	2,219
367	Combinatorx, Inc.*	2,477
140	Computer Programs & Systems, Inc.	4,701
339	Conceptus, Inc.*	6,299
44	Corvel Corp.*	1,207
64	Cross Country Healthcare, Inc.*	1,114
809	Cubist Pharmaceuticals, Inc.*	18,567
882	CV Therapeutics, Inc.*	9,296
321	Cyberonics, Inc.*	6,028
291	Cypress Bioscience, Inc.*	4,406
490	Cytokinetics, Inc.*	3,268
13	Datascope Corp.	479
760	deCODE genetics, Inc.*	2,500
63	Dendreon Corp.*	541
628	Depomed, Inc.*	2,744
251	DexCom, Inc.*	1,647
274	Digene Corp.*	12,193
297	Dionex Corp.*	21,057
454	Diversa Corp.*	2,956
339	DJO, Inc.*	13,224
914	Durect Corp.*	3,656
673	Eclipsys Corp.*	13,716
312	Emageon, Inc.*	2,365
63	Emergent Biosolutions, Inc.*	631
46	Emeritus Corp.*	1,645
302	Emisphere Technologies, Inc.*	1,193
930	Encysive Pharmaceuticals, Inc.*	3,664

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

464	Enzo Biochem, Inc.*	$7,545
652	Enzon Pharmaceuticals, Inc.*	5,522
733	eResearch Technology, Inc.*	6,568
263	ev3, Inc.*	4,571
1,402	Exelixis, Inc.*	15,534
470	Five Star Quality Care, Inc.*	3,835
324	FoxHollow Technologies, Inc.*	7,322
336	Genitope Corp.*	1,200
185	Genomic Health, Inc.*	3,201
2,736	Genta, Inc.*	814
213	Gentiva Health Services, Inc.*	4,362
525	Geron Corp.*	4,840
79	Greatbatch, Inc.*	2,373
210	GTx, Inc.*	4,192
396	Haemonetics Corp.*	19,657
427	Hana Biosciences, Inc.*	747
76	Hansen Medical, Inc.*	1,467
405	HealthExtras, Inc.*	12,324
217	Healthspring, Inc.*	5,299
514	Healthways, Inc.*	23,963
129	Hi-Tech Pharmacal Co., Inc.*	1,522
785	Hologic, Inc.*	42,461
1,957	Human Genome Sciences, Inc.*	20,725
434	Hythiam, Inc.*	3,455
348	I-Flow Corp.*	5,457
80	ICU Medical, Inc.*	3,212
367	Idenix Pharmaceuticals, Inc.*	2,719
737	Illumina, Inc.*	24,048
1,010	Immucor, Inc.*	31,896
675	Incyte Corp.*	4,786
755	Indevus Pharmaceuticals, Inc.*	5,587
284	Integra LifeSciences Holdings Corp.*	14,575
387	InterMune, Inc.*	10,290
463	inVentiv Health, Inc.*	17,437
36	Inverness Medical Innovations, Inc.*	1,717
261	IRIS International, Inc.*	3,597
1,229	Isis Pharmaceuticals, Inc.*	12,364
183	Kendle International, Inc.*	6,319
57	Kensey Nash Corp.*	1,330
642	Keryx Biopharmaceuticals, Inc.*	7,017
576	KV Pharmaceutical Co., Class A*	15,552
659	Kyphon, Inc.*	31,296
75	Landauer, Inc.	3,726
309	LCA-Vision, Inc.	13,982
1,136	Lexicon Pharmaceuticals, Inc.*	3,703
175	LHC Group, Inc.*	5,138
499	Lifecell Corp.*	14,047
524	Luminex Corp.*	6,503
80	Magellan Health Services, Inc.*	3,584
492	MannKind Corp.*	5,599
312	Martek Biosciences Corp.*	6,530
296	Matria Healthcare, Inc.*	9,472
1,820	Medarex, Inc.*	29,102
49	Medcath Corp.*	1,617
64	Medical Action Industries, Inc.*	1,293
746	Medicines Co. (The)*	14,554
811	Medicis Pharmaceutical Corp., Class A	26,763
541	Mentor Corp.	21,878
192	Merge Technologies, Inc.*	1,329
468	Meridian Bioscience, Inc.	9,884
306	Metabasis Therapeutics, Inc.*	2,430
89	Metabolix, Inc.*	2,051
1,163	MGI Pharma, Inc.*	24,865
63	Molecular Insight Pharmaceuticals, Inc.*	673
86	Molina Healthcare, Inc.*	2,749
373	Momenta Pharmaceuticals, Inc.*	4,879
1,941	Monogram Biosciences, Inc.*	3,533
83	MWI Veterinary Supply, Inc.*	3,201
640	Myriad Genetics, Inc.*	24,365
378	Nastech Pharmaceutical Co., Inc.*	4,551
81	National Healthcare Corp.	4,313
316	Natus Medical, Inc.*	4,952
1,333	Nektar Therapeutics*	15,116
442	Neurocrine Biosciences, Inc.*	5,136
185	Neurometrix, Inc.*	1,667
93	Nighthawk Radiology Holdings, Inc.*	1,688
129	Northfield Laboratories, Inc.*	200
138	Northstar Neuroscience, Inc.*	1,842
915	Novavax, Inc.*	2,663
353	Noven Pharmaceuticals, Inc.*	8,278
570	NPS Pharmaceuticals, Inc.*	2,428
493	NuVasive, Inc.*	12,798
553	Nuvelo, Inc.*	2,035
196	NxStage Medical, Inc.*	2,358
68	Obagi Medical Products, Inc.*	1,223
398	Odyssey HealthCare, Inc.*	5,162

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

500	Omnicell, Inc.*	$11,255
694	Onyx Pharmaceuticals, Inc.*	20,764
31	Option Care, Inc.	467
683	OraSure Technologies, Inc.*	5,232
847	OSI Pharmaceuticals, Inc.*	31,983
43	Osiris Therapeutics, Inc.*	489
529	Pain Therapeutics, Inc.*	4,454
273	Palomar Medical Technologies, Inc.*	10,617
787	Panacos Pharmaceuticals, Inc.*	3,290
344	Par Pharmaceutical Cos., Inc.*	10,083
405	Parexel International Corp.*	16,289
340	Penwest Pharmaceuticals Co.*	4,420
2,813	Peregrine Pharmaceuticals, Inc.*	3,713
87	Perrigo Co.	1,702
254	Pharmion Corp.*	7,369
611	Phase Forward, Inc.*	10,045
343	PolyMedica Corp.	13,946
374	Pozen, Inc.*	5,905
224	PRA International*	5,170
332	Progenics Pharmaceuticals, Inc.*	7,101
179	Providence Service Corp. (The)*	4,828
1,006	PSS World Medical, Inc.*	18,862
789	Psychiatric Solutions, Inc.*	30,787
448	Quidel Corp.*	6,581
183	Radiation Therapy Services, Inc.*	5,054
775	Regeneron Pharmaceuticals, Inc.*	17,391
226	Renovis, Inc.*	755
62	Replidyne, Inc.*	348
116	Rigel Pharmaceuticals, Inc.*	1,130
693	Salix Pharmaceuticals Ltd.*	9,210
430	Sangamo Biosciences, Inc.*	3,135
753	Santarus, Inc.*	4,428
380	Sciele Pharma, Inc.*	9,394
444	Senomyx, Inc.*	5,927
262	Sirona Dental Systems, Inc.	9,078
74	Somaxon Pharmaceuticals, Inc.*	1,110
243	SonoSite, Inc.*	6,928
456	Spectranetics Corp.*	4,387
378	Stereotaxis, Inc.*	4,551
472	Sun Healthcare Group, Inc.*	6,750
501	Sunrise Senior Living, Inc.*	19,619
790	SuperGen, Inc.*	5,111
237	SurModics, Inc.*	8,892
138	Symbion, Inc.*	3,019
445	Symmetry Medical, Inc.*	6,822
62	Synta Pharmaceuticals Corp.*	567
363	Tanox, Inc.*	6,810
779	Telik, Inc.*	4,674
817	ThermoGenesis Corp.*	2,214
691	Thoratec Corp.*	13,689
263	Trimeris, Inc.*	1,859
673	Trizetto Group*	12,471
59	Trubion Pharmaceuticals, Inc.*	1,093
319	United Therapeutics Corp.*	21,051
1,382	Valeant Pharmaceuticals International	21,822
155	Varian, Inc.*	9,122
397	Ventana Medical Systems, Inc.*	20,430
309	Viasys Healthcare, Inc.*	13,272
426	Viropharma, Inc.*	6,173
85	Visicu, Inc.*	838
74	VistaCare, Inc., Class A*	702
250	Vital Images, Inc.*	6,897
91	Vital Signs, Inc.	5,295
105	Volcano Corp.*	2,127
481	West Pharmaceutical Services, Inc.	24,464
457	Wright Medical Group, Inc.*	11,133
299	XenoPort, Inc.*	13,156
57	Xtent, Inc.	557
67	Young Innovations, Inc.	1,664
172	Zoll Medical Corp.*	3,862
559	Zymogenetics, Inc.*	9,162
		1,916,940

	Industrials – 17.1%

229	3D Systems Corp.*	4,617
226	A.O. Smith Corp.	8,880
140	AAON, Inc.	4,159
469	AAR Corp.*	15,243
867	ABX Air, Inc.*	5,479
264	ACCO Brands Corp.*	6,603
172	Accuride Corp.*	2,704
406	Actuant Corp., Class A	22,586
669	Acuity Brands, Inc.	40,615
340	Administaff, Inc.	12,396
277	Advisory Board Co. (The)*	14,423
64	Aerovironment, Inc.*	1,329

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

1,352	Airtran Holdings, Inc.*	$16,751
293	Alaska Air Group, Inc.*	8,544
267	Albany International Corp.	10,445
37	Allegiant Travel Co.*	1,175
75	Altra Holdings, Inc.*	1,268
138	Amerco, Inc.*	9,736
916	American Commercial Lines, Inc.*	29,028
232	American Ecology Corp.	5,023
134	American Railcar Industries, Inc.	5,375
389	American Reprographics Co.*	11,981
135	American Science & Engineering, Inc.*	7,314
518	American Superconductor Corp.*	8,982
177	American Woodmark Corp.	6,593
9	Ampco-Pittsburgh Corp.	341
20	Amrep Corp.	1,166
328	Apogee Enterprises, Inc.	8,075
665	Applied Industrial Technologies, Inc.	19,458
190	Argon ST, Inc.*	4,532
253	Astec Industries, Inc.*	10,902
311	ASV, Inc.*	5,452
62	Atlas Air Worldwide Holdings, Inc.*	3,635
146	Badger Meter, Inc.	3,751
329	Baldor Electric Co.	15,259
484	Barnes Group, Inc.	14,273
104	Barrett Business Services, Inc.	2,611
94	Basin Water, Inc.*	667
1,344	BE Aerospace, Inc.*	51,462
652	Beacon Roofing Supply, Inc.*	11,671
306	Blount International, Inc.*	3,996
426	Brady Corp., Class A	15,822
470	Bucyrus International, Inc.	33,346
224	Builders FirstSource, Inc.*	3,734
2,156	Capstone Turbine Corp.*	2,070
309	Casella Waste Systems, Inc.*	3,312
337	CBIZ, Inc.*	2,521
33	CDI Corp.	1,104
342	Celadon Group, Inc.*	5,646
793	Cenveo, Inc.*	19,357
399	Ceradyne, Inc.*	26,960
101	Chart Industries, Inc.*	2,324
404	China BAK Battery, Inc.*	1,370
278	Clarcor, Inc.	9,291
234	Clean Harbors, Inc.*	10,996
273	Columbus McKinnon Corp.*	8,190
203	Comfort Systems USA, Inc.	2,842
256	COMSYS IT Partners, Inc.*	5,893
111	Consolidated Graphics, Inc.*	8,059
250	CoStar Group, Inc.*	13,565
155	CRA International, Inc.*	8,198
38	Curtiss-Wright Corp.	1,713
435	Diamond Management & Technology Consultants, Inc.	5,659
143	Dynamex, Inc.*	3,861
175	Dynamic Materials Corp.*	6,344
220	DynCorp International, Inc., Class A*	3,815
468	EGL, Inc.*	21,692
346	Encore Wire Corp.	10,051
581	Energy Conversion Devices, Inc.*	19,975
384	ESCO Technologies, Inc.*	19,457
141	Esterline Technologies Corp.*	6,416
1,148	Evergreen Solar, Inc.*	9,620
95	ExpressJet Holdings, Inc.*	588
90	First Advantage Corp., Class A*	2,152
343	First Consulting Group, Inc.*	3,104
235	First Solar, Inc.*	15,989
191	Flanders Corp.*	1,358
350	Florida East Coast Industries, Inc.	29,305
425	Forward Air Corp.	14,454
337	Franklin Electric Co., Inc.	15,886
101	FreightCar America, Inc.	4,992
88	Frontier Airlines Holdings, Inc.*	534
350	FTI Consulting, Inc.*	12,978
100	FuelCell Energy, Inc.*	690
52	Gehl Co.*	1,545
824	GenCorp, Inc.*	11,050
693	General Cable Corp.*	47,228
538	Genesee & Wyoming, Inc.*	17,501
369	Genlyte Group, Inc.*	32,147
376	Geo Group, Inc. (The)*	20,492
228	Goodman Global, Inc.*	4,998
674	GrafTech International Ltd.*	10,434
144	Granite Construction, Inc.	9,863
75	Greenbrier Cos., Inc.	2,365
171	H&E Equipment Services, Inc.*	4,467
406	Healthcare Services Group	11,315
475	Heartland Express, Inc.	7,966

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

306	Heico Corp.	$13,127
227	Heidrick & Struggles International, Inc.*	11,064
35	Herley Industries, Inc.*	551
988	Herman Miller, Inc.	35,568
1,390	Hexcel Corp.*	32,151
76	Horizon Lines, Inc., Class A	2,620
67	Houston Wire & Cable Co.*	1,918
596	Hub Group, Inc., Class A*	22,040
342	Hudson Highland Group, Inc.*	7,380
273	Huron Consulting Group, Inc.*	18,706
101	ICT Group, Inc.*	1,904
308	IHS, Inc., Class A*	12,379
349	II-VI, Inc.*	9,685
82	Innerworkings, Inc.*	1,090
92	Innovative Solutions & Support, Inc.*	2,418
207	Insteel Industries, Inc.	3,780
228	Integrated Electric Services, Inc.*	6,037
794	Interface, Inc., Class A	13,403
404	Interline Brands, Inc.*	9,890
485	Ionatron, Inc.*	2,406
2,064	JetBlue Airways Corp.*	22,250
112	K&F Industries Holdings, Inc.*	2,964
420	Kaydon Corp.	20,265
111	Kelly Services, Inc., Class A	3,199
284	Kenexa Corp.*	11,079
434	Kforce, Inc.*	6,974
853	Knight Transportation, Inc.	15,977
451	Knoll, Inc.	10,914
496	Korn/Ferry International*	12,901
152	L.B. Foster Co., Class A*	4,054
710	Labor Ready, Inc.*	17,040
198	Ladish Co., Inc.*	8,789
206	Lamson & Sessions Co. (The)*	5,754
64	Layne Christensen Co.*	2,881
289	LECG Corp.*	4,277
24	Lindsay Corp.	824
68	Marten Transport Ltd.*	1,316
327	McGrath Rentcorp	10,180
325	Medis Technologies Ltd.*	4,748
100	Middleby Corp.*	12,403
142	Miller Industries, Inc.*	3,473
283	Mine Safety Appliances Co.	12,169
489	Mobile Mini, Inc.*	14,768
105	MTC Technologies, Inc.*	2,191
75	Mueller Industries, Inc.	2,624
1,471	Mueller Water Products, Inc., Class A	24,124
588	Navigant Consulting, Inc.*	12,254
305	NCI Building Systems, Inc.*	15,680
378	Nordson Corp.	19,652
231	Nuco2, Inc.*	5,974
419	Old Dominion Freight Line, Inc.*	13,085
506	On Assignment, Inc.*	5,515
445	Orbital Sciences Corp.*	9,171
45	P.A.M. Transportation Services*	826
559	Pacer International, Inc.	15,048
6	Patriot Transportation Holding, Inc.*	537
349	PeopleSupport, Inc.*	4,226
291	Perini Corp.*	16,005
78	PGT, Inc.*	910
233	Pike Electric Corp.*	5,082
1,077	Plug Power, Inc.*	3,188
250	Power-One, Inc.*	915
156	PW Eagle, Inc.	4,994
126	Quality Distribution, Inc.*	1,269
240	Raven Industries, Inc.	8,453
305	RBC Bearings, Inc.*	11,773
246	Regal-Beloit Corp.	11,958
716	Resources Connection, Inc.*	23,098
440	Rollins, Inc.	10,160
42	Schawk, Inc.	856
30	School Specialty, Inc.*	1,048
496	Simpson Manufacturing Co., Inc.	16,527
374	Skywest, Inc.	10,296
447	Spherion Corp.*	4,403
72	Standard Parking Corp.*	2,641
61	Stanley, Inc.*	1,096
113	Sterling Construction Co., Inc.*	2,648
21	Superior Essex, Inc.*	742
16	TAL International Group, Inc.	416
213	Taleo Corp., Class A*	4,175
924	Taser International, Inc.*	9,739
94	Team, Inc.*	3,684
431	Teledyne Technologies, Inc.*	19,860
486	TeleTech Holdings, Inc.*	17,097
40	Tennant Co.	1,301
519	Tetra Tech, Inc.*	11,449

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

106	TransDigm Group, Inc.*	$3,917
176	Trex Co., Inc.*	3,520
51	Triumph Group, Inc.	3,370
201	TurboChef Technologies, Inc.*	2,641
63	U.S. Xpress Enterprises, Inc.*	875
457	UAP Holding Corp.	13,463
130	United Industrial Corp.	7,787
27	Universal Forest Products, Inc.	1,298
89	Universal Truckload Services, Inc.*	1,905
74	USA Truck, Inc.*	1,240
250	Valmont Industries, Inc.	17,622
295	Vicor Corp.	3,502
723	Wabtec Corp.	28,313
258	Waste Connections, Inc.*	7,952
6	Waste Industries USA, Inc.	187
415	Watsco, Inc.	26,232
141	Watson Wyatt Worldwide, Inc., Class A	7,271
102	Watts Water Technologies, Inc., Class A	3,866
415	Williams Scotsman International, Inc.*	9,528
152	Xerium Technologies, Inc.	1,190
		1,894,789

	Information Technology – 22.3%

759	24/7 Real Media, Inc.*	8,911
415	Acacia Research - Acacia Technologies*	5,632
214	Access Integrated Technologies, Inc., Class A*	1,534
114	Acme Packet, Inc.*	1,351
683	Actuate Corp.*	4,235
572	Adtran, Inc.	15,478
548	Advanced Analogic Technologies, Inc.*	4,855
434	Advanced Energy Industries, Inc.*	10,650
304	Advent Software, Inc.*	10,959
168	Aeroflex, Inc.*	2,376
118	Agile Software Corp.*	946
355	AMIS Holdings, Inc.*	4,537
1,524	Amkor Technology, Inc.*	21,671
875	Anadigics, Inc.*	11,016
37	Anaren, Inc.*	646
226	Anixter International, Inc.*	16,692
244	Ansoft Corp.*	7,818
456	Ansys, Inc.*	25,609
1,134	aQuantive, Inc.*	72,338
845	Arris Group, Inc.*	13,900
1,894	Art Technology Group, Inc.*	5,379
466	Asyst Technologies, Inc.*	3,346
819	Atheros Communications, Inc.*	23,841
364	ATMI, Inc.*	11,120
285	Authorize.Net Holdings, Inc.*	4,663
2,698	Avanex Corp.*	4,560
60	Avid Technology, Inc.*	2,046
81	Avocent Corp.*	2,270
152	Bankrate, Inc.*	6,612
238	BearingPoint, Inc.*	1,759
202	Benchmark Electronics, Inc.*	4,466
424	BISYS Group, Inc. (The)*	4,982
526	Blackbaud, Inc.	12,461
413	Blackboard, Inc.*	16,995
215	Blue Coat Systems, Inc.*	9,458
17	Bottomline Technologies, Inc.*	216
749	Brightpoint, Inc.*	9,842
2,681	Brocade Communications Systems, Inc.*	24,612
496	C-COR, Inc.*	7,261
204	Cabot Microelectronics Corp.*	6,826
377	CACI International, Inc., Class A*	19,434
74	Carrier Access Corp.*	295
87	Cass Information Systems, Inc.	2,888
472	Chordiant Software, Inc.*	6,679
51	Ciber, Inc.*	454
1,130	Cirrus Logic, Inc.*	8,746
2,233	CNET Networks, Inc.*	20,253
644	Cogent, Inc.*	9,969
607	Cognex Corp.	14,283
266	Coherent, Inc.*	8,251
231	Color Kinetics, Inc.*	6,768
911	CommScope, Inc.*	49,859
126	Commvault Systems, Inc.*	2,112
255	Comtech Group, Inc.*	4,447
339	Comtech Telecommunications Corp.*	15,177
504	Concur Technologies, Inc.*	10,040
6,298	Conexant Systems, Inc.*	8,124
418	Convera Corp., Class A*	1,781
105	CPI International, Inc.*	2,151
288	CSG Systems International, Inc.*	8,006
295	CTS Corp.	3,546
455	Cybersource Corp.*	5,979

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

524	Cymer, Inc.*	$21,033
578	Daktronics, Inc.	13,849
176	DealerTrack Holdings, Inc.*	6,352
175	Digi International, Inc.*	2,459
589	Digital River, Inc.*	30,286
294	Diodes, Inc.*	10,875
90	DivX, Inc.*	1,438
81	Double-Take Software, Inc.*	1,279
60	DSP Group, Inc.*	1,307
201	DTS, Inc.*	4,587
73	Eagle Test Systems, Inc.*	1,150
270	eCollege.com, Inc.*	5,948
178	eFunds Corp.*	6,018
606	Emcore Corp.*	2,939
153	EMS Technologies, Inc.*	3,110
386	Emulex Corp.*	8,565
205	Entegris, Inc.*	2,358
862	Epicor Software Corp.*	12,482
469	Equinix, Inc.*	40,981
681	Euronet Worldwide, Inc.*	18,298
212	Exar Corp.*	2,881
118	Excel Technology, Inc.*	3,188
64	ExlService Holdings, Inc.*	1,203
551	FalconStor Software, Inc.*	5,978
355	FEI Co.*	13,170
3,390	Finisar Corp.*	12,306
976	Flir Systems, Inc.*	40,367
682	Formfactor, Inc.*	27,130
162	Forrester Research, Inc.*	4,393
1,182	Foundry Networks, Inc.*	19,007
773	Gartner, Inc.*	21,304
358	Gateway, Inc.*	641
248	Genesis Microchip, Inc.*	2,153
59	Gerber Scientific, Inc.*	673
364	Gevity HR, Inc.	7,644
398	Global Cash Access Holdings, Inc.*	6,468
32	Guidance Software, Inc.*	444
1,066	Harmonic, Inc.*	9,701
376	Harris Stratex Networks, Inc., Class A*	6,430
218	Heartland Payment Systems, Inc.	5,548
193	Hittite Microwave Corp.*	7,845
799	Hypercom Corp.*	4,834
140	i2 Technologies, Inc.*	2,626
165	ID Systems, Inc.*	2,234
298	iGate Corp.*	2,146
306	Ikanos Communications, Inc.*	2,185
200	Infocrossing, Inc.*	3,650
1,283	Informatica Corp.*	19,579
260	Infospace, Inc.	6,365
500	infoUSA, Inc.	5,340
154	Integral Systems, Inc.	3,942
51	Inter-Tel, Inc.	1,334
698	Interdigital Communications Corp.*	22,720
712	Intermec, Inc.*	17,515
637	Internap Network Services Corp.*	9,434
573	InterVoice, Inc.*	4,515
307	Interwoven, Inc.*	4,599
313	Intevac, Inc.*	6,038
667	Ipass, Inc.*	3,548
111	IPG Photonics Corp.*	2,490
65	Isilon Systems, Inc.*	954
445	Itron, Inc.*	30,104
601	Ixia*	5,577
363	IXYS Corp.*	3,394
740	j2 Global Communications, Inc.*	24,664
1,184	Jack Henry & Associates, Inc.	31,317
77	JDA Software Group, Inc.*	1,401
323	Jupitermedia Corp.*	2,326
350	Keane, Inc.*	4,967
287	Knot, Inc. (The)*	5,442
346	Komag, Inc.*	8,394
891	Kopin Corp.*	3,190
477	Kronos, Inc.*	26,135
673	L-1 Identity Solutions, Inc.*	14,389
888	Lionbridge Technologies*	5,337
115	Liquidity Services, Inc.*	2,297
165	Littelfuse, Inc.*	6,613
281	LoJack Corp.*	6,176
14	LoopNet, Inc.*	287
919	LTX Corp.*	5,376
658	Macrovision Corp.*	18,391
29	Magma Design Automation, Inc.*	430
41	Manhattan Associates, Inc.*	1,191
204	Mantech International Corp., Class A*	6,524
373	Marchex, Inc., Class B	5,778
722	Mattson Technology, Inc.*	7,119

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

232	Maxwell Technologies, Inc.*	$3,188
205	Measurement Specialties, Inc.*	4,077
91	Mercury Computer Systems, Inc.*	1,185
1,015	Micrel, Inc.	12,647
579	Micros Systems, Inc.*	32,129
1,112	Microsemi Corp.*	25,632
142	MicroStrategy, Inc.*	14,742
787	Microtune, Inc.*	4,022
532	Midway Games, Inc.*	3,357
1,640	Mindspeed Technologies, Inc.*	3,575
364	MIPS Technologies, Inc.*	3,218
417	Mobility Electronics, Inc.*	1,264
343	Monolithic Power Systems, Inc.*	5,804
336	MoSys, Inc.*	2,705
567	MPS Group, Inc.*	7,796
238	MTS Systems Corp.	10,451
124	Multi-Fineline Electronix, Inc.*	2,118
274	Neoware, Inc.*	3,324
168	Ness Technologies, Inc.*	2,001
751	Net 1 UEPS Technologies, Inc.*	20,112
494	Netgear, Inc.*	18,431
237	Netlogic Microsystems, Inc.*	7,309
314	Netscout Systems, Inc.*	2,540
90	Nextest Systems Corp.*	1,112
570	NIC, Inc.	3,221
438	Novatel Wireless, Inc.*	10,175
1,870	Nuance Communications, Inc.*	31,285
136	Omniture, Inc.*	2,381
793	Omnivision Technologies, Inc.*	13,877
1,889	ON Semiconductor Corp.*	20,288
335	Online Resources Corp.*	4,164
1,230	Openwave Systems, Inc.*	12,669
16	Oplink Communications, Inc.*	281
174	Opnet Technologies, Inc.*	1,961
99	OpNext, Inc.*	1,167
1,281	Opsware, Inc.*	11,593
51	Optium Corp.*	690
52	Orbcomm, Inc.*	827
84	OSI Systems, Inc.*	2,249
59	OYO Geospace Corp.*	4,458
517	Packeteer, Inc.*	5,304
72	Palm, Inc.*	1,173
830	Parametric Technology Corp.*	15,504
28	Park Electrochemical Corp.	780
281	Parkervision, Inc.*	2,939
329	PDF Solutions, Inc.*	3,247
308	Perficient, Inc.*	6,468
205	Pericom Semiconductor Corp.*	2,247
146	Photon Dynamics, Inc.*	1,599
384	Plantronics, Inc.	9,331
681	Plexus Corp.*	14,989
373	PLX Technology, Inc.*	4,062
637	Polycom, Inc.*	20,206
439	Presstek, Inc.*	3,007
126	QAD, Inc.	1,048
244	Quality Systems, Inc.	9,992
697	Quest Software, Inc.*	12,002
413	Rackable Systems, Inc.*	5,010
389	Radiant Systems, Inc.*	5,236
95	Radisys Corp.*	1,284
267	Radyne Corp.*	2,478
573	RAE Systems, Inc.*	1,450
1,199	RealNetworks, Inc.*	10,156
116	Renaissance Learning, Inc.	1,365
2,377	RF Micro Devices, Inc.*	15,522
224	RightNow Technologies, Inc.*	3,490
215	Rofin-Sinar Technologies, Inc.*	14,512
260	Rogers Corp.*	10,462
54	Rudolph Technologies, Inc.*	866
725	SAIC, Inc.*	14,609
1,214	Sapient Corp.*	9,105
323	SAVVIS, Inc.*	16,211
357	Scansource, Inc.*	10,346
42	Secure Computing Corp.*	320
40	Semitool, Inc.*	398
1,077	Semtech Corp.*	17,932
84	SI International, Inc.*	2,650
339	Sigma Designs, Inc.*	9,468
1,292	Silicon Image, Inc.*	10,827
497	Silicon Storage Technology, Inc.*	1,963
419	Sirenza Microdevices, Inc.*	4,441
764	SiRF Technology Holdings, Inc.*	16,579
516	Skyworks Solutions, Inc.*	3,658
357	Smith Micro Software, Inc.*	5,616
385	Sohu.com, Inc.*	10,052
383	Sonic Solutions, Inc.*	4,941

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

3,760	Sonus Networks, Inc.*	$32,599
978	SourceForge, Inc.*	4,333
288	SPSS, Inc.*	12,675
570	SRA International, Inc., Class A*	14,472
83	Staktek Holdings, Inc.*	229
80	Standard Microsystems Corp.*	2,482
13	Startek, Inc.	136
151	Stratasys, Inc.*	7,271
171	Sunpower Corp., Class A*	9,133
179	Supertex, Inc.*	6,002
109	Switch & Data Facilities Co., Inc.*	2,026
75	Sybase, Inc.*	1,805
435	SYKES Enterprises, Inc.*	8,474
119	Symmetricom, Inc.*	967
373	Synaptics, Inc.*	11,772
81	Synchronoss Technologies, Inc.*	2,191
125	Syntel, Inc.	4,328
57	Take-Two Interactive Software, Inc.*	1,174
60	Techwell, Inc.*	793
731	Tekelec*	10,965
730	Terremark Worldwide, Inc.*	5,395
688	Tessera Technologies, Inc.*	31,283
287	TheStreet.com, Inc.	3,341
768	THQ, Inc.*	26,189
401	TIBCO Software, Inc.*	3,617
85	TNS, Inc.	1,009
557	Transaction Systems Architects, Inc.*	18,966
2,912	Transmeta Corp.*	1,048
1,893	Transwitch Corp.*	3,256
45	Travelzoo, Inc.*	1,160
851	Trident Microsystems, Inc.*	17,360
541	TTM Technologies, Inc.*	5,983
583	Tyler Technologies, Inc.*	7,072
374	Ultimate Software Group, Inc.*	10,580
306	Ultratech, Inc.*	4,085
230	Universal Display Corp.*	3,590
841	Utstarcom, Inc.*	6,064
1,427	Valueclick, Inc.*	44,708
1,097	Varian Semiconductor Equipment Associates, Inc.*	46,217
370	Vasco Data Security International, Inc.*	8,425
417	Veeco Instruments, Inc.*	7,556
348	Viasat, Inc.*	11,272
142	Vignette Corp.*	2,643
208	Virage Logic Corp.*	1,493
261	Visual Sciences, Inc.*	4,246
278	Volterra Semiconductor Corp.*	4,370
225	webMethods, Inc.*	2,070
665	Websense, Inc.*	14,962
1,122	Wind River Systems, Inc.*	11,904
502	Wright Express Corp.*	17,605
169	X-Rite, Inc.	2,528
796	Zhone Technologies, Inc.*	1,146
642	Zoran Corp.*	12,923
		2,476,529

	Materials – 2.9%

77	A.M. Castle & Co.	2,849
97	AEP Industries, Inc.*	4,330
1,638	AK Steel Holding Corp.*	56,871
327	AMCOL International Corp.	8,132
264	American Vanguard Corp.	3,641
28	Arch Chemicals, Inc.	984
260	Balchem Corp.	4,586
186	Century Aluminum Co.*	10,479
130	Chaparral Steel Co.	9,516
27	Claymont Steel Holdings, Inc.*	632
219	Cleveland-Cliffs, Inc.	19,336
4,139	Coeur d’Alene Mines Corp.*	14,942
152	Deltic Timber Corp.	8,202
55	Georgia Gulf Corp.	949
1,127	Graphic Packaging Corp.*	5,567
355	Headwaters, Inc.*	7,001
1,775	Hecla Mining Co.*	14,200
917	Hercules, Inc.*	17,267
58	Innophos Holdings, Inc.	891
38	Kronos Worldwide, Inc.	1,190
237	Myers Industries, Inc.	5,254
220	Neenah Paper, Inc.	9,636
256	NewMarket Corp.	12,250
76	NL Industries	813
24	NN, Inc.	302
102	Olin Corp.	2,064
297	Omnova Solutions, Inc.*	1,666
159	Pioneer Cos., Inc.*	5,473
119	Quanex Corp.	5,705

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

166	Royal Gold, Inc.	$4,472
339	RTI International Metals, Inc.*	30,086
207	Silgan Holdings, Inc.	11,948
500	Stillwater Mining Co.*	6,350
502	Symyx Technologies*	5,266
72	Texas Industries, Inc.	6,263
403	U.S. Concrete, Inc.*	3,563
486	W.R. Grace & Co.*	13,156
39	Wausau Paper Corp.	534
277	Zoltek Cos., Inc.*	10,429
		326,795

	Telecommunication Services – 1.1%

88	Atlantic Tele-Network, Inc.	2,497
245	Cbeyond, Inc.*	8,668
339	Centennial Communications Corp.*	3,454
2,212	Dobson Communications Corp.*	23,514
107	Eschelon Telecom, Inc.*	3,165
1,759	FiberTower Corp.*	7,317
465	General Communication, Inc., Class A*	6,161
107	Globalstar, Inc.*	1,172
355	InPhonic, Inc.*	3,110
248	iPCS, Inc.	8,626
223	North Pittsburgh Systems, Inc.	4,413
188	NTELOS Holdings Corp.*	4,741
379	PAETEC Holding Corp.*	4,415
16	Shenandoah Telecom Co.	790
304	Syniverse Holdings, Inc.*	3,891
1,660	Time Warner Telecom, Inc., Class A*	32,138
267	Vonage Holdings Corp.*	804
314	Wireless Facilities, Inc.*	515
		119,391

	Utilities – 0.1%

231	ITC Holdings Corp.	10,025
114	Ormat Technologies, Inc.	4,150
		14,175
	Total Common Stock Cost ($9,903,701)	10,240,637

Principal Amount		Value
	Repurchase Agreements – 15.7%

$1,066,171	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,066,327 **	$1,066,171
674,561	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $674,659 ***	674,561
	Total Repurchase Agreements (Cost $1,740,732)	1,740,732
	Total Investments (Cost $11,644,433) – 107.9%	11,981,369
	Liabilities in excess of other assets — (7.9)%	(872,080)
	Net Assets – 100.0%	$11,109,289

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*	Non-income producing security.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,086,025. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $685,233. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$779,741
Aggregate gross unrealized depreciation	(445,214)
Net unrealized appreciation	$334,527
Federal income tax cost of investments	$11,646,842

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Growth Index, expiring 06/27/07	$11,766,516	$162,819

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Basic Materials

Shares		Value
	Common Stocks (a) – 87.6%
	Chemicals – 44.5%

4,589	Air Products & Chemicals, Inc.	$357,896
1,529	Airgas, Inc.	65,197
1,721	Albemarle Corp.	69,941
1,266	Ashland, Inc.	76,365
1,306	Cabot Corp.	63,093
3,126	Celanese Corp., Class A	113,755
1,121	CF Industries Holdings, Inc.	50,142
5,425	Chemtura Corp.	59,078
875	Cytec Industries, Inc.	52,019
21,782	Dow Chemical Co. (The)	988,467
1,837	Eastman Chemical Co.	121,536
4,115	Ecolab, Inc.	177,562
20,763	El Du Pont de Nemours & Co.	1,086,320
962	Ferro Corp.	22,867
815	FMC Corp.	68,183
770	Georgia Gulf Corp.	13,290
1,345	HB Fuller Co.	36,651
2,558	Hercules, Inc.*	48,167
2,039	Huntsman Corp.	40,780
1,863	International Flavors & Fragrances, Inc.	95,628
1,540	Lubrizol Corp.	101,209
5,051	Lyondell Chemical Co.	187,746
433	Minerals Technologies, Inc.	27,543
12,215	Monsanto Co.	752,444
3,308	Mosaic Co. (The)*	116,210
1,474	Olin Corp.	29,834
661	OM Group, Inc.*	41,319
3,732	PPG Industries, Inc.	284,341
7,339	Praxair, Inc.	499,713
3,190	Rohm & Haas Co.	169,102
2,668	RPM International, Inc.	60,617
541	Schulman A, Inc.	13,087
1,047	Sensient Technologies Corp.	27,264
2,551	Sigma-Aldrich Corp.	110,407
2,130	Valspar Corp.	61,536
		6,089,309

	Commercial Services & Supplies – 1.0%

2,202	Avery Dennison Corp.	143,724

	Construction Materials – 0.1%

949	Headwaters, Inc.*	18,714

	Industrial Conglomerates – 0.1%

621	Tredegar Corp.	14,351

	Life Sciences Tools & Services – 0.1%

621	Cambrex Corp.	7,719

	Metals & Mining – 28.4%

2,484	AK Steel Holding Corp.*	86,244
19,682	Alcoa, Inc.	812,473
2,131	Allegheny Technologies, Inc.	246,322
575	Carpenter Technology Corp.	76,228
965	Chaparral Steel Co.	70,638
928	Cleveland-Cliffs, Inc.	81,933
6,273	Coeur d’Alene Mines Corp.*	22,646
2,670	Commercial Metals Co.	93,850
8,440	Freeport-McMoRan Copper & Gold, Inc.	664,228
322	Kaiser Aluminum Corp.*	24,553
2,274	Meridian Gold, Inc.*	58,328
9,576	Newmont Mining Corp.	389,552
6,197	Nucor Corp.	418,545
1,396	Reliance Steel & Aluminum Co.	85,673
519	RTI International Metals, Inc.*	46,061
539	Ryerson, Inc.	20,444
1,655	Southern Copper Corp.	146,765
2,074	Steel Dynamics, Inc.	97,271
996	Stillwater Mining Co.*	12,649
3,053	Titanium Metals Corp.*	105,634
2,673	United States Steel Corp.	302,477
1,561	Worthington Industries, Inc.	32,953
		3,895,467

	Oil, Gas & Consumable Fuels – 6.1%

1,190	Alpha Natural Resources, Inc.*	22,931
3,233	Arch Coal, Inc.	130,549
4,141	CONSOL Energy, Inc.	201,211
1,024	Foundation Coal Holdings, Inc.	45,261
2,722	International Coal Group, Inc.*	17,339
1,707	Massey Energy Co.	49,469
5,974	Peabody Energy Corp.	322,835
1,963	USEC, Inc.*	45,345
		834,940

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Paper & Forest Products – 7.3%

1,294	Bowater, Inc.	$26,902
13,358	Domtar Corp.*	145,602
10,263	International Paper Co.	402,002
333	Neenah Paper, Inc.	14,585
1,082	Wausau Paper Corp.	14,813
4,761	Weyerhaeuser Co.	390,212
		994,116
	Total Common Stock (Cost $10,595,700)	11,998,340

Principal Amount
	Repurchase Agreements – 12.9%

$1,082,042	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,082,200 **	1,082,042
684,557	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $684,657 ***	684,557
	Total Repurchase Agreements (Cost $1,766,599)	1,766,599
	Total Investments (Cost $12,362,299) – 100.5%	13,764,939
	Liabilities in excess of other assets — (0.5)%	(72,793)
	Net Assets – 100.0%	$13,692,146

(a)           A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*              Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,102,191. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $695,387. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,481,235
Aggregate gross unrealized depreciation	(86,916)
Net unrealized appreciation	$1,394,319
Federal income tax cost of investments	$12,370,620

Swap Agreements

Ultra Basic Materials had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 06/27/07	$15,163,065	$267,524

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Consumer Goods

Shares		Value
	Common Stocks (a) – 87.5%
	Auto Components – 2.8%

319	American Axle & Manufacturing Holdings, Inc.	$9,194
507	ArvinMeritor, Inc.	10,586
411	BorgWarner, Inc.	34,590
442	Cooper Tire & Rubber Co.	10,639
1,032	Gentex Corp.	18,318
1,295	Goodyear Tire & Rubber Co. (The)*	45,934
1,415	Johnson Controls, Inc.	155,225
485	Lear Corp.*	17,300
226	Modine Manufacturing Co.	5,313
156	Superior Industries International, Inc.	3,522
923	Visteon Corp.*	7,467
		318,088

	Automobiles – 3.1%

458	Fleetwood Enterprises, Inc.*	4,264
13,107	Ford Motor Co.	109,312
3,542	General Motors Corp.	106,225
1,868	Harley-Davidson, Inc.	114,116
199	Monaco Coach Corp.	3,067
274	Thor Industries, Inc.	11,941
212	Winnebago Industries	6,572
		355,497

	Beverages – 18.5%

5,230	Anheuser-Busch Cos., Inc.	278,968
331	Brown-Forman Corp., Class B	22,594
15,348	Coca-Cola Co. (The)	813,291
1,997	Coca-Cola Enterprises, Inc.	46,630
1,511	Constellation Brands, Inc., Class A*	36,717
519	Hansen Natural Corp.*	20,656
528	Molson Coors Brewing Co., Class B	48,349
951	Pepsi Bottling Group, Inc.	33,276
465	PepsiAmericas, Inc.	11,448
11,975	PepsiCo, Inc.	818,252
		2,130,181

	Biotechnology – 0.0%

231	Martek Biosciences Corp.*	4,835

	Chemicals – 0.1%

328	Scotts Miracle-Gro Co. (The), Class A	15,101

	Commercial Services & Supplies – 0.9%

351	ACCO Brands Corp.*	8,779
1,000	Cintas Corp.	38,360
154	G&K Services, Inc., Class A	5,863
465	Herman Miller, Inc.	16,740
286	HNI Corp.	12,601
388	Interface, Inc., Class A	6,549
459	Steelcase, Inc.	8,914
		97,806

	Distributors – 0.5%

1,228	Genuine Parts Co.	63,021

	Diversified Consumer Services – 0.1%

261	Weight Watchers International, Inc.	13,629

	Food Products – 14.4%

4,316	Archer-Daniels-Midland Co.	151,233
861	Bunge Ltd.	67,261
1,737	Campbell Soup Co.	68,959
303	Chiquita Brands International, Inc.	5,557
3,674	ConAgra Foods, Inc.	93,687
534	Corn Products International, Inc.	21,910
970	Dean Foods Co.	31,777
1,436	Del Monte Foods Co.	17,304
405	Flowers Foods, Inc.	13,972
2,474	General Mills, Inc.	151,508
285	Hain Celestial Group, Inc.*	8,151
1,145	Hershey Co. (The)	60,353
2,262	HJ Heinz Co.	107,626
535	Hormel Foods Corp.	20,036
412	JM Smucker Co. (The)	23,772
1,799	Kellogg Co.	97,110
11,900	Kraft Foods, Inc.	402,696
181	Lancaster Colony Corp.	7,930
786	McCormick & Co., Inc. (Non-Voting)	29,310
192	Ralcorp Holdings, Inc.*	11,167
5,288	Sara Lee Corp.	94,655
893	Smithfield Foods, Inc.*	28,701
168	Tootsie Roll Industries, Inc.	4,721
224	TreeHouse Foods, Inc.*	6,281

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

1,979	Tyson Foods, Inc., Class A	$44,112
1,571	WM. Wrigley Jr. Co.	92,060
		1,661,849

	Household Durables – 6.9%

283	Beazer Homes USA, Inc.	10,123
491	Black & Decker Corp.	46,365
206	Blyth, Inc.	5,653
855	Centex Corp.	41,348
548	Champion Enterprises, Inc.*	6,231
1,970	DR Horton, Inc.	46,039
217	Ethan Allen Interiors, Inc.	7,879
323	Furniture Brands International, Inc.	4,683
833	Garmin Ltd.	53,587
470	Harman International Industries, Inc.	55,765
322	Hovnanian Enterprises, Inc., Class A*	8,134
463	Jarden Corp.*	19,733
559	KB Home	25,653
373	La-Z-Boy, Inc.	4,386
1,290	Leggett & Platt, Inc.	31,566
908	Lennar Corp., Class A	41,450
77	Lennar Corp., Class B	3,265
250	MDC Holdings, Inc.	13,585
158	Meritage Homes Corp.*	5,481
394	Mohawk Industries, Inc.*	40,212
1,984	Newell Rubbermaid, Inc.	63,032
37	NVR, Inc.*	29,489
1,519	Pulte Homes, Inc.	41,453
307	Ryland Group, Inc.	14,183
379	Snap-On, Inc.	20,493
465	Standard-Pacific Corp.	9,914
586	Stanley Works (The)	37,053
969	Toll Brothers, Inc.*	28,421
437	Tupperware Brands Corp.	12,634
199	WCI Communities, Inc.*	4,167
562	Whirlpool Corp.	62,747
		794,724

	Household Products – 18.1%

466	Church & Dwight Co., Inc.	23,305
1,087	Clorox Co.	72,981
3,735	Colgate-Palmolive Co.	250,095
404	Energizer Holdings, Inc.*	40,020
3,290	Kimberly-Clark Corp.	233,458
22,874	Procter & Gamble Co.	1,453,643
284	Spectrum Brands, Inc.*	2,386
114	WD-40 Co.	3,800
		2,079,688

	Internet & Catalog Retail – 0.1%

241	NutriSystem, Inc.*	15,790

	Leisure Equipment & Products – 2.1%

668	Brunswick Corp.	22,999
488	Callaway Golf Co.	8,867
2,066	Eastman Kodak Co.	52,394
1,028	Hasbro, Inc.	33,050
199	Jakks Pacific, Inc.*	5,228
2,725	Mattel, Inc.	76,327
227	Nautilus, Inc.	2,924
189	Oakley, Inc.	4,804
256	Polaris Industries, Inc.	14,103
366	Pool Corp.	14,988
		235,684

	Machinery – 0.1%

356	Briggs & Stratton Corp.	11,552

	Media – 0.1%

463	Marvel Entertainment, Inc.*	12,783

	Personal Products – 1.9%

615	Alberto-Culver Co.	15,277
3,205	Avon Products, Inc.	123,040
833	Estee Lauder Cos., Inc. (The)	39,401
289	Herbalife Ltd.	11,632
436	NBTY, Inc.*	22,903
372	Nu Skin Enterprises, Inc., Class A	6,525
		218,778

	Software – 1.5%

2,021	Activision, Inc.*	39,996
2,235	Electronic Arts, Inc.*	109,224
523	Take-Two Interactive Software, Inc.*	10,769
473	THQ, Inc.*	16,129
		176,118

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Specialty Retail – 0.1%

373	Select Comfort Corp.*	$6,759

	Textiles, Apparel & Luxury Goods – 5.0%

371	Carter’s, Inc.*	10,061
2,669	Coach, Inc.*	137,080
265	CROCS, Inc.*	21,560
344	Fossil, Inc.*	10,736
692	Hanesbrands, Inc.*	18,061
795	Jones Apparel Group, Inc.	23,675
169	Kellwood Co.	4,869
739	Liz Claiborne, Inc.	25,636
2,508	Nike, Inc., Class B	142,329
398	Phillips-Van Heusen	24,326
437	Polo Ralph Lauren Corp.	42,621
877	Quiksilver, Inc.*	12,374
251	Stride Rite Corp.	5,058
365	Timberland Co., Class A*	9,979
223	Under Armour, Inc., Class A*	10,666
638	V.F. Corp.	59,832
403	Wolverine World Wide, Inc.	11,699
		570,562

	Tobacco – 11.2%

15,130	Altria Group, Inc.	1,075,743
779	Loews Corp.- Carolina Group	60,567
1,232	Reynolds American, Inc.	80,129
185	Universal Corp.	11,761
1,167	UST, Inc.	62,306
		1,290,506
	Total Common Stock (Cost $9,597,350)	10,072,951

Principal Amount
	Repurchase Agreements – 14.8%

$1,038,747	Bank of America Corp. 5.32%, dated 05/31/07, Due 06/01/07, total to be received $1,038,898 **	1,038,747
$657,210	UBS Warburg LLC. 5.32%, dated 5/31/07, Due 06/01/07, total to be received $657,305 ***	657,210
	Total Repurchase Agreements (Cost $1,695,957)	1,695,957
	Total Investments (Cost $11,293,307) – 102.3%	11,768,908
	Liabilities in excess of other ssets — (2.3)%	(261,759)
	Net Assets – 100.0%	$11,507,149

(a)           A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*              Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,058,090. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $667,607. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$610,574
Aggregate gross unrealized depreciation	(135,235)
Net unrealized appreciation	$475,339
Federal income tax cost of investments	$11,293,569

See accompanying notes to the financial statements.

Swap Agreements

Ultra Consumer Goods had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 6/27/07	$12,845,042	$69,191

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Consumer Services

Shares		Value
	Common Stocks (a) – 86.0%
	Airlines – 1.4%

215	Airtran Holdings, Inc.*	$2,664
89	Alaska Air Group, Inc.*	2,595
540	AMR Corp.*	15,309
227	Continental Airlines, Inc., Class B*	9,119
396	JetBlue Airways Corp.*	4,269
157	Skywest, Inc.	4,322
1,882	Southwest Airlines Co.	26,931
235	UAL Corp.*	9,226
148	US Airways Group, Inc.*	5,276
		79,711

	Commercial Services & Supplies – 0.4%

158	Copart, Inc.*	4,928
147	Dun & Bradstreet Corp.	14,719
		19,647

	Computers & Peripherals – 0.1%

94	Avid Technology, Inc.*	3,205

	Diversified Consumer Services – 2.0%

340	Apollo Group, Inc., Class A*	16,310
233	Career Education Corp.*	8,125
207	Corinthian Colleges, Inc.*	3,024
146	DeVry, Inc.	4,906
709	H&R Block, Inc.	16,796
95	ITT Educational Services, Inc.*	10,753
109	Laureate Education, Inc.*	6,530
78	Matthews International Corp., Class A	3,448
34	Pre-Paid Legal Services, Inc.*	2,209
114	Regis Corp.	4,545
708	Service Corp. International	9,898
683	ServiceMaster Co. (The)	10,573
162	Sotheby’s	7,690
231	Stewart Enterprises, Inc., Class A	1,788
39	Strayer Education, Inc.	4,881
		111,476

	Food & Staples Retailing – 14.7%

149	BJ’s Wholesale Club, Inc.*	5,635
122	Casey’s General Stores, Inc.	3,295
1,106	Costco Wholesale Corp.	62,456
3,656	CVS Caremark Corp.	140,902
1,581	Kroger Co. (The)	47,936
70	Longs Drug Stores Corp.	4,010
50	Pantry, Inc. (The)*	2,178
80	Performance Food Group Co.*	2,840
1,266	Rite Aid Corp.*	8,001
1,064	Safeway, Inc.	36,687
500	SUPERVALU, Inc.	23,820
1,485	Sysco Corp.	49,183
99	United Natural Foods, Inc.*	2,710
2,434	Walgreen Co.	109,846
6,191	Wal-Mart Stores, Inc.	294,692
346	Whole Foods Market, Inc.	14,221
67	Wild Oats Markets, Inc.*	1,152
		809,564

	Health Care Providers & Services – 2.9%

451	AmerisourceBergen Corp.	23,100
961	Cardinal Health, Inc.	69,634
67	Chemed Corp.	4,489
711	McKesson Corp.	44,886
286	Omnicare, Inc.	10,702
193	VCA Antech, Inc.*	7,639
		160,450

	Hotels, Restaurants & Leisure – 13.0%

179	Applebee’s International, Inc.	4,690
113	Bally Technologies, Inc.*	3,070
86	Bob Evans Farms, Inc.	3,328
140	Boyd Gaming Corp.	7,006
292	Brinker International, Inc.	9,332
1,006	Carnival Corp.	50,743
65	CBRL Group, Inc.	2,921
86	CEC Entertainment, Inc.*	3,330
182	Cheesecake Factory, Inc. (The)*	5,136
85	Choice Hotels International, Inc.	3,427
318	Darden Restaurants, Inc.	14,491
90	Gaylord Entertainment Co.*	5,070
448	Harrah’s Entertainment, Inc.	38,282
863	Hilton Hotels Corp.	30,680
32	IHOP Corp.	1,861
803	International Game Technology	32,272
75	International Speedway Corp., Class A	3,930
74	Jack in the Box, Inc.*	5,659

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

147	Krispy Kreme Doughnuts, Inc.*	$1,254
251	Las Vegas Sands Corp.*	19,583
70	Life Time Fitness, Inc.*	3,583
829	Marriott International, Inc., Class A	38,175
2,881	McDonald’s Corp.	145,634
281	MGM Mirage*	22,348
98	Orient-Express Hotels Ltd.	5,250
168	OSI Restaurant Partners, Inc.	6,838
70	Panera Bread Co., Class A*	3,946
51	Papa John’s International, Inc.*	1,578
173	Penn National Gaming, Inc.*	9,243
67	PF Chang’s China Bistro, Inc.*	2,599
145	Pinnacle Entertainment, Inc.*	4,437
316	Royal Caribbean Cruises Ltd.	13,740
136	Ruby Tuesday, Inc.	3,749
165	Scientific Games Corp.*	6,161
183	Six Flags, Inc.*	1,133
165	Sonic Corp.*	4,023
1,814	Starbucks Corp.*	52,261
515	Starwood Hotels & Resorts Worldwide, Inc.	37,116
100	Station Casinos, Inc.	8,785
76	Triarc Cos., Inc., Class B	1,174
73	Vail Resorts, Inc.*	4,376
235	Wendy’s International, Inc.	9,430
66	WMS Industries, Inc.*	2,796
473	Wyndham Worldwide Corp.*	17,596
190	Wynn Resorts Ltd.	18,343
637	Yum! Brands, Inc.	43,138
		713,517

	Household Durables – 0.1%

120	American Greetings Corp., Class A	3,145

	Internet & Catalog Retail – 2.3%

723	Amazon.Com, Inc.*	49,988
534	Expedia, Inc.*	12,832
496	IAC/InterActiveCorp.*	17,162
1,507	Liberty Media Corp. - Interactive, Class A*	36,515
138	NetFlix, Inc.*	3,025
84	Priceline.com, Inc.*	5,194
76	ValueVision Media, Inc., Class A*	849
		125,565

	Internet Software & Services – 1.9%

175	aQuantive, Inc.*	11,163
335	CNET Networks, Inc.*	3,039
2,499	eBay, Inc.*	81,367
233	Valueclick, Inc.*	7,300
		102,869

	Media – 24.4%

67	Arbitron, Inc.	3,508
214	Belo Corp., Class A	4,757
545	Cablevision Systems Corp. Class A*	19,724
87	Catalina Marketing Corp.	2,775
43	CBS Corp., Class A	1,429
1,618	CBS Corp., Class B	53,815
917	Charter Communications, Inc., Class A*	3,677
1,079	Clear Channel Communications, Inc.	41,434
4,527	Comcast Corp., Class A*	124,085
2,537	Comcast Corp., Special Class A*	68,956
74	Cox Radio, Inc., Class A*	1,086
86	CTC Media, Inc.*	2,199
87	Cumulus Media, Inc., Class A*	816
1,935	DIRECTV Group, Inc. (The)*	45,202
637	Discovery Holding Co., Class A*	14,893
121	Dow Jones & Co., Inc.	6,451
137	DreamWorks Animation SKG, Inc., Class A*	4,094
501	EchoStar Communications Corp., Class A*	23,076
81	Entercom Communications Corp., Class A	2,155
197	EW Scripps Co., Class A	8,987
563	Gannett Co., Inc.	33,116
604	Gemstar-TV Guide International, Inc.*	2,778
108	Getty Images, Inc.*	5,405
127	Harte-Hanks, Inc.	3,335
341	Idearc, Inc.	12,020
1,127	Interpublic Group of Cos., Inc.*	13,242
107	John Wiley & Sons, Inc., Class A	4,906
176	Lamar Advertising Co., Class A	11,528
101	Lee Enterprises, Inc.	2,537
471	Liberty Global, Inc. Class A*	18,086
473	Liberty Global, Inc., Class C*	16,910
318	Liberty Media Corp. - Capital, Class A*	35,902
139	Live Nation, Inc.*	3,114

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

135	McClatchy Co., Class A	$3,735
847	McGraw-Hill Cos., Inc. (The)	59,553
56	Media General, Inc., Class A	2,041
96	Meredith Corp.	5,972
346	New York Times Co. (The), Class A	8,688
4,462	News Corp., Class A	98,566
1,039	News Corp., Class B	24,552
405	Omnicom Group, Inc.	42,646
175	R.H. Donnelley Corp.*	13,639
172	Radio One, Inc., Class D*	1,292
189	Regal Entertainment Group, Class A	4,324
75	Scholastic Corp.*	2,383
109	Sinclair Broadcast Group, Inc., Class A	1,670
3,044	Sirius Satellite Radio, Inc.*	8,919
9,530	Time Warner, Inc.	203,656
342	Tribune Co.	11,012
110	Valassis Communications, Inc.*	1,970
30	Viacom, Inc., Class A*	1,349
1,422	Viacom, Inc., Class B*	63,876
4,650	Walt Disney Co. (The)	164,796
116	Warner Music Group Corp.	1,950
15	Washington Post Co. (The), Class B	11,535
167	Westwood One, Inc.	1,346
729	XM Satellite Radio Holdings, Inc., Class A*	8,442
		1,343,910

	Multiline Retail – 7.0%

116	99 Cents Only Stores*	1,629
257	Big Lots, Inc.*	8,095
154	Dillard’s, Inc., Class A	5,590
743	Dollar General Corp.	16,079
239	Dollar Tree Stores, Inc.*	10,112
346	Family Dollar Stores, Inc.	11,643
1,264	Federated Department Stores, Inc.*	50,472
90	Fred’s, Inc.	1,294
474	JC Penney Co., Inc.	38,148
707	Kohl’s Corp.*	53,251
528	Nordstrom, Inc.	27,419
292	Saks, Inc.	5,852
222	Sears Holdings Corp.*	39,964
1,868	Target Corp.	116,619
70	Tuesday Morning Corp.	976
		387,143

	Road & Rail – 0.3%

243	Avis Budget Group, Inc.*	7,351
216	Hertz Global Holdings, Inc.*	4,575
189	Laidlaw International, Inc.	6,482
		18,408

	Software – 0.3%

111	Factset Research Systems, Inc.	7,085
223	NAVTEQ Corp.*	9,551
		16,636

	Specialty Retail – 15.2%

211	Abercrombie & Fitch Co.	17,439
257	Advance Auto Parts, Inc.	10,645
121	Aeropostale, Inc.*	5,602
464	American Eagle Outfitters, Inc.	12,528
168	AnnTaylor Stores Corp.*	6,567
365	AutoNation, Inc.*	8,074
129	Autozone, Inc.*	16,593
122	Barnes & Noble, Inc.	5,218
675	Bed Bath & Beyond, Inc.*	27,446
947	Best Buy Co., Inc.	45,731
261	Blockbuster, Inc., Class A*	1,154
150	Borders Group, Inc.	3,344
86	Brown Shoe Co., Inc.	2,549
520	CarMax, Inc.*	12,480
73	Cato Corp. (The), Class A	1,588
292	Charming Shoppes, Inc.*	3,638
415	Chico’s FAS, Inc.*	11,305
55	Childrens Place Retail Stores, Inc. (The)*	3,105
90	Christopher & Banks Corp.	1,700
422	Circuit City Stores, Inc.	6,782
138	Coldwater Creek, Inc.*	3,429
80	Dick’s Sporting Goods, Inc.*	4,446
115	Dress Barn, Inc.*	2,655
382	Foot Locker, Inc.	8,381
306	GameStop Corp., Class A*	11,316
1,418	Gap, Inc. (The)	26,261
49	Genesco, Inc.*	2,565
58	Group 1 Automotive, Inc.	2,448
152	Guess?, Inc.	6,718
67	Guitar Center, Inc.*	3,593

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

79	Gymboree Corp.*	$3,531
4,890	Home Depot, Inc.	190,074
108	HOT Topic, Inc.*	1,197
88	J. Crew Group, Inc.*	3,949
803	Limited Brands, Inc.	21,079
3,669	Lowe’s Cos., Inc.	120,417
113	Men’s Wearhouse, Inc.	6,028
671	Office Depot, Inc.*	24,424
180	OfficeMax, Inc.	8,082
279	O’Reilly Automotive, Inc.*	10,599
170	Pacific Sunwear of California, Inc.*	3,381
153	Payless Shoesource, Inc.*	5,465
94	PEP Boys - Manny, Moe & Jack	2,002
326	PetSmart, Inc.	11,156
189	Pier 1 Imports, Inc.	1,423
320	RadioShack Corp.	10,925
170	Rent-A-Center, Inc.*	4,607
337	Ross Stores, Inc.	11,067
205	Sally Beauty Holdings., Inc.*	1,880
1,752	Staples, Inc.	43,905
71	Stein Mart, Inc.	890
48	Talbots, Inc. (The)	1,044
325	Tiffany & Co.	17,085
1,091	TJX Cos., Inc.	30,515
77	Tractor Supply Co.*	4,097
79	Tween Brands, Inc.*	3,439
283	Urban Outfitters, Inc.*	7,522
213	Williams-Sonoma, Inc.	7,219
112	Zale Corp.*	3,008
		835,310
	Total Common Stock (Cost $4,573,156)	4,730,556

Principal Amount
	Repurchase Agreements – 13.5%

$455,232	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $455,298 **	455,232
$288,023	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $288,065 ***	288,023
	Total Repurchase Agreements (Cost $743,255)	743,255
	Total Investments – 99.5% (Cost $5,316,411)	5,473,811
	Other assets less liabilities — 0.5%	27,878
	Net Assets – 100.0%	$5,501,689

(a)           A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*              Non-income producing security.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $463,709. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $292,579. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,104
Aggregate gross unrealized depreciation	(107,988)
Net unrealized appreciation	$155,116
Federal income tax cost of investments	$5,318,695

See accompanying notes to the financial statements.

Swap Agreements

Ultra Consumer Services had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index, expiring 06/27/07	$6,255,785	$52,732

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Financials

Shares		Value
	Common Stocks (a) – 87.5%
	Capital Markets – 14.0%

208	A.G. Edwards, Inc.	$18,337
84	Affiliated Managers Group, Inc.*	10,937
597	Ameriprise Financial, Inc.	37,521
2,072	Bank of New York Co., Inc. (The)	84,040
330	Bear Stearns Cos., Inc. (The)	49,487
54	BlackRock, Inc./NY	8,291
2,834	Charles Schwab Corp. (The)	63,680
1,178	E*Trade Financial Corp.*	28,213
348	Eaton Vance Corp.	15,274
274	Federated Investors, Inc., Class B	10,670
471	Franklin Resources, Inc.	63,933
1,030	Goldman Sachs Group, Inc. (The)	237,745
121	Investment Technology Group, Inc.*	4,919
179	Investors Financial Services Corp.	11,012
547	Janus Capital Group, Inc.	15,141
284	Jeffries Group, Inc.	8,702
288	Knight Capital Group, Inc., Class A*	4,985
157	LaBranche & Co., Inc.*	1,297
139	Lazard Ltd., Class A	7,489
362	Legg Mason, Inc.	36,573
1,486	Lehman Brothers Holdings, Inc.	109,043
1,141	Mellon Financial Corp.	49,439
2,296	Merrill Lynch & Co., Inc.	212,908
2,661	Morgan Stanley	226,291
536	Northern Trust Corp.	34,883
218	Nuveen Investments, Inc., Class A	11,959
52	Piper Jaffray Cos.*	3,479
265	Raymond James Financial, Inc.	8,827
198	SEI Investments Co.	12,223
918	State Street Corp.	62,672
76	SWS Group, Inc.	1,835
728	T. Rowe Price Group, Inc.	37,383
666	TD Ameritrade Holding Corp.*	13,673
234	Waddell & Reed Financial, Inc.	6,070
		1,508,931

	Commercial Banks – 15.4%

53	Alabama National Bancorporation	3,328
61	Amcore Financial, Inc.	1,817
336	Associated Banc-Corp.	11,091
205	Bancorpsouth, Inc.	5,133
137	Bank of Hawaii Corp.	7,331
1,480	BB&T Corp.	62,323
61	BOK Financial Corp.	3,311
121	Cathay General Bancorp	4,099
125	Chittenden Corp.	3,645
210	Citizens Republic Bancorp, Inc.	3,998
108	City National Corp.	8,364
425	Colonial BancGroup, Inc. (The)	10,727
438	Comerica, Inc.	27,520
514	Commerce Bancorp, Inc.	17,743
194	Commerce Bancshares, Inc.	9,157
355	Compass Bancshares, Inc.	24,850
165	Cullen/Frost Bankers, Inc.	8,773
157	East West Bancorp, Inc.	6,365
1,297	Fifth Third Bancorp	54,941
213	First Bancorp	2,675
77	First Community Bancorp, Inc.	4,349
341	First Horizon National Corp.	13,739
137	First Midwest Bancorp, Inc.	5,040
206	FirstMerit Corp.	4,435
166	FNB Corp.	2,774
125	Frontier Financial Corp.	2,908
477	Fulton Financial Corp.	7,274
141	Greater Bay Bancorp	3,935
75	Hancock Holding Co.	2,966
621	Huntington Bancshares, Inc.	13,948
151	International Bancshares Corp.	4,062
1,108	Keycorp	39,456
222	M&T Bank Corp.	24,515
659	Marshall & Ilsley Corp.	31,625
1,630	National City Corp.	56,382
183	Old National Bancorp	3,267
129	Pacific Capital Bancorp	3,320
31	Park National Corp.	2,707
957	PNC Financial Services Group, Inc.	70,627
704	Popular, Inc.	12,116
91	Provident Bankshares Corp.	3,044
2,023	Regions Financial Corp.	72,160
324	Sky Financial Group, Inc.	8,910
206	South Financial Group, Inc. (The)	4,903
198	Sterling Bancshares, Inc.	2,275
139	Sterling Financial Corp.	4,203
976	SunTrust Banks, Inc.	87,147
144	Susquehanna Bancshares, Inc.	3,100

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

95	SVB Financial Group*	$5,042
742	Synovus Financial Corp.	24,531
341	TCF Financial Corp.	9,626
143	Trustmark Corp.	3,850
274	UCBH Holdings, Inc.	5,099
159	Umpqua Holdings Corp.	3,969
150	UnionBanCal Corp.	9,207
108	United Bankshares, Inc.	3,645
112	United Community Banks, Inc.	3,404
4,845	U.S. Bancorp	167,540
334	Valley National Bancorp	8,189
365	W Holding Co., Inc.	2,004
5,268	Wachovia Corp.	285,473
8,698	Wells Fargo & Co.	313,911
85	Westamerica Bancorporation	3,936
181	Whitney Holding Corp.	5,618
188	Wilmington Trust Corp.	8,030
70	Wintrust Financial Corp.	3,212
292	Zions Bancorporation	23,494
		1,662,158

	Commercial Services & Supplies – 0.2%

296	Covanta Holding Corp.*	7,341
400	Equifax, Inc.	16,812
		24,153

	Consumer Finance – 3.3%

2,923	American Express Co.	189,936
323	AmeriCredit Corp.*	8,576
1,127	Capital One Financial Corp.	89,912
89	CompuCredit Corp.*	3,277
168	First Marblehead Corp. (The)	6,260
1,139	SLM Corp.	64,023
		361,984

	Diversified Financial Services – 19.5%

12,398	Bank of America Corp.	628,703
100	Cbot Holdings, Inc., Class A*	19,661
88	Chicago Mercantile Exchange Holdings, Inc., Class A	46,728
551	CIT Group, Inc.	33,021
13,703	Citigroup, Inc.	746,676
158	InterContinental Exchange Inc.*	22,901
99	International Securities Exchange Holdings, Inc.	6,439
9,577	JPMorgan Chase & Co.	496,376
660	Moody’s Corp.	45,969
268	Nasdaq Stock Market, Inc. (The)*	8,919
526	NYSE Euronext*	43,700
		2,099,093

	Insurance – 19.2%

896	ACE Ltd.	55,167
1,386	Aflac, Inc.	73,264
14	Alleghany Corp.*	5,236
95	Allied World Assurance Holdings Ltd.	4,813
1,722	Allstate Corp. (The)	105,903
290	AMBAC Financial Group, Inc.	25,987
191	American Financial Group, Inc.	6,809
6,283	American International Group, Inc.	454,512
42	American National Insurance	6,045
753	AON Corp.	32,319
115	Arch Capital Group Ltd.*	8,267
271	Arthur J. Gallagher & Co.	7,967
210	Aspen Insurance Holdings Ltd.	5,695
286	Assurant, Inc.	17,003
133	Assured Guaranty Ltd.	3,934
382	Axis Capital Holdings Ltd.	15,116
313	Brown & Brown, Inc.	8,157
1,144	Chubb Corp.	62,771
421	Cincinnati Financial Corp.	19,122
168	Commerce Group, Inc.	5,727
421	Conseco, Inc.*	8,298
119	Delphi Financial Group, Inc.	5,110
163	Endurance Specialty Holdings Ltd.	6,492
143	Erie Indemnity Co., Class A	7,962
179	Everest Re Group Ltd.	19,194
605	Fidelity National Financial, Inc., Class A	16,964
236	First American Corp.	12,638
1,248	Genworth Financial, Inc.	45,053
141	Hanover Insurance Group, Inc. (The)	6,879
882	Hartford Financial Services Group, Inc.	90,996
305	HCC Insurance Holdings, Inc.	10,038
98	Hilb Rogal & Hobbs Co.	4,252
118	Horace Mann Educators Corp.	2,634
176	IPC Holdings Ltd.	5,491

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

765	Lincoln National Corp.	$55,462
1,284	Loews Corp.	65,523
27	Markel Corp.*	13,311
1,514	Marsh & McLennan Cos., Inc.	49,705
370	MBIA, Inc.	24,623
72	Mercury General Corp.	4,038
1,274	MetLife, Inc.	86,632
286	Montpelier Re Holdings Ltd.	5,248
102	National Financial Partners Corp.	4,777
150	Nationwide Financial Services	9,287
166	Ohio Casualty Corp.	7,148
591	Old Republic International Corp.	12,801
156	PartnerRe Ltd.	11,981
163	Philadelphia Consolidated Holding Co.*	6,716
311	Phoenix Cos., Inc. (The)	4,895
163	Platinum Underwriters Holdings Ltd.	5,614
742	Principal Financial Group, Inc.	45,114
85	ProAssurance Corp.*	4,804
1,927	Progressive Corp. (The)	44,417
177	Protective Life Corp.	8,855
1,315	Prudential Financial, Inc.	134,156
80	Reinsurance Group of America, Inc.	5,010
173	RenaissanceRe Holdings Ltd.	10,153
60	RLI Corp.	3,447
291	Safeco Corp.	18,260
158	Selective Insurance Group	4,324
148	Stancorp Financial Group, Inc.	7,527
273	Torchmark Corp.	19,140
72	Transatlantic Holdings, Inc.	5,160
1,869	Travelers Cos., Inc. (The)	101,244
121	Unitrin, Inc.	5,927
944	Unum Group	25,054
22	White Mountains Insurance Group Ltd.	13,217
332	Willis Group Holdings Ltd.	15,375
492	WR Berkley Corp.	16,206
495	XL Capital Ltd., Class A	40,372
102	Zenith National Insurance Corp.	4,934
		2,066,272

	IT Services – 0.3%

180	Mastercard, Inc., Class A	26,919
235	MoneyGram International, Inc.	6,848
		33,767

	Real Estate Investment Trusts – 9.2%

81	Alexandria Real Estate Equities, Inc.	8,521
273	AMB Property Corp.	15,793
353	American Financial Realty Trust	3,982
124	American Home Mortgage Investment Corp.	2,708
704	Annaly Capital Management, Inc.	10,870
268	Apartment Investment & Management Co.	14,705
602	Archstone-Smith Trust	37,143
218	AvalonBay Communities, Inc.	28,425
181	BioMed Realty Trust, Inc.	5,079
322	Boston Properties, Inc.	37,249
244	Brandywine Realty Trust	7,762
139	BRE Properties, Inc.	8,788
155	Camden Property Trust	11,571
359	CapitalSource, Inc.	9,442
180	CBL & Associates Properties, Inc.	7,387
126	Colonial Properties Trust	6,218
118	Corporate Office Properties Trust SBI MD	5,316
114	Cousins Properties, Inc.	3,691
265	Crescent Real Estate EQT Co.	5,925
464	DCT Industrial Trust, Inc.	5,127
302	Developers Diversified Realty Corp.	18,618
150	Digital Realty Trust, Inc.	6,090
284	Douglas Emmett, Inc.	7,489
372	Duke Realty Corp.	14,925
72	Entertainment Properties Trust	4,252
150	Equity Inns, Inc.	2,999
60	Equity Lifestyle Properties, Inc.	3,268
803	Equity Residential	40,688
64	Essex Property Trust, Inc.	8,143
152	Federal Realty Investment Trust	13,470
171	FelCor Lodging Trust, Inc.	4,478
122	First Industrial Realty Trust, Inc.	5,441
177	Franklin Street Properties Corp.	3,398
415	Friedman Billings Ramsey Group, Inc., Class A	2,602
624	General Growth Properties, Inc.	36,841
566	Health Care Property Investors, Inc.	18,491
200	Health Care REIT, Inc.	8,754
131	Healthcare Realty Trust, Inc.	4,293

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

154	Highwoods Properties, Inc.	$6,751
91	Home Properties, Inc.	5,242
259	Hospitality Properties Trust	11,510
1,436	Host Hotels & Resorts, Inc.	36,647
579	HRPT Properties Trust	6,647
194	IMPAC Mortgage Holdings, Inc.	1,201
348	iStar Financial, Inc.	16,714
89	Kilroy Realty Corp.	6,614
597	Kimco Realty Corp.	27,635
111	LaSalle Hotel Properties	5,284
179	Lexington Realty Trust	3,723
248	Liberty Property Trust	11,636
197	Macerich Co. (The)	17,572
186	Mack-Cali Realty Corp.	8,982
99	Maguire Properties, Inc.	3,577
67	Mid-America Apartment Communities, Inc.	3,936
166	National Retail Properties, Inc.	4,026
233	Nationwide Health Properties, Inc.	7,239
132	Newcastle Investment Corp.	3,915
101	Novastar Financial, Inc.	746
100	Pennsylvania Real Estate Investment Trust	4,753
489	Plum Creek Timber Co., Inc.	20,440
119	Post Properties, Inc.	6,309
106	Potlatch Corp.	4,641
682	Prologis	44,098
354	Public Storage, Inc.	31,683
171	RAIT Financial Trust	5,038
211	Rayonier, Inc.	9,487
275	Realty Income Corp.	7,540
68	Redwood Trust, Inc.	3,644
187	Regency Centers Corp.	14,693
230	Senior Housing Properties Trust	5,405
609	Simon Property Group, Inc.	65,760
163	SL Green Realty Corp.	22,833
208	Strategic Hotels & Resorts, Inc.	4,851
159	Sunstone Hotel Investors, Inc.	4,692
146	Taubman Centers, Inc.	8,033
313	Thornburg Mortgage, Inc.	8,679
371	UDR, Inc.	11,264
350	Ventas, Inc.	14,826
392	Vornado Realty Trust	47,436
123	Washington Real Estate Investment Trust	4,624
218	Weingarten Realty Investors	10,172
		990,440

	Real Estate Management & Development – 0.6%

535	Brookfield Properties Corp.	14,036
553	CB Richard Ellis Group, Inc., Class A*	20,583
164	Forest City Enterprises, Inc., Class A	11,496
100	Jones Lang LaSalle, Inc.	11,670
206	St. Joe Co. (The)	10,782
		68,567

	Thrifts & Mortgage Finance – 5.8%

57	Anchor Bancorp Wisconsin, Inc.	1,632
248	Astoria Financial Corp.	6,612
1,625	Countrywide Financial Corp.	63,277
93	Dime Community Bancshares	1,255
57	Downey Financial Corp.	4,149
2,668	Fannie Mae	170,539
294	First Niagara Financial Group, Inc.	4,034
46	FirstFed Financial Corp.*	2,966
1,904	Freddie Mac	127,168
186	Fremont General Corp.	2,464
1,423	Hudson City Bancorp, Inc.	18,769
201	IndyMac Bancorp, Inc.	6,750
86	MAF Bancorp, Inc.	4,634
229	MGIC Investment Corp.	14,885
738	New York Community Bancorp, Inc.	12,900
291	NewAlliance Bancshares, Inc.	4,691
343	People’s United Financial, Inc.	6,925
60	PFF Bancorp, Inc.	1,801
240	PMI Group, Inc. (The)	11,866
164	Provident Financial Services, Inc.	2,755
219	Radian Group, Inc.	13,556
900	Sovereign Bancorp, Inc.	20,916
205	Trustco Bank Corp./NY	1,991
239	Washington Federal, Inc.	5,994
2,434	Washington Mutual, Inc.	106,414
154	Webster Financial Corp.	6,928
		625,871
	Total Common Stock (Cost $9,272,626)	9,441,236

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements – 14.8%

$975,608	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $975,750 **	$975,608
617,262	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $617,352 ***	617,262
	Total Repurchase Agreements (Cost $1,592,870)	1,592,870
	Total Investments (Cost $10,865,496) – 102.3%	11,034,106
	Liabilities in excess of other assets — (2.3)%	(248,998)
	Net Assets –100.0%	$10,785,108

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*	Non-income producing security.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $993,775. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $627,027. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,648
Aggregate gross unrealized depreciation	(176,316)
Net unrealized appreciation	$161,332
Federal income tax cost of investments	$10,872,774

Swap Agreements

Ultra Financials had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 06/27/07	$12,038,963	$68,329

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Health Care

Shares		Value
	Common Stocks (a) – 86.2%
	Biotechnology – 12.1%

189	Alexion Pharmaceuticals, Inc.*	$9,180
551	Alkermes, Inc.*	8,849
6,366	Amgen, Inc.*	358,597
649	Amylin Pharmaceuticals, Inc.*	30,016
427	Applera Corp. - Celera Group*	5,700
1,839	Biogen Idec, Inc.*	96,033
498	BioMarin Pharmaceuticals, Inc.*	8,884
2,031	Celgene Corp.*	124,378
359	Cephalon, Inc.*	29,801
297	Cubist Pharmaceuticals, Inc.*	6,816
303	CV Therapeutics, Inc.*	3,194
240	Enzon Pharmaceuticals, Inc.*	2,033
2,529	Genentech, Inc.*	201,738
1,426	Genzyme Corp.*	92,006
2,492	Gilead Sciences, Inc.*	206,263
711	Human Genome Sciences, Inc.*	7,530
325	ImClone Systems, Inc.*	13,429
415	Incyte Corp.*	2,942
145	InterMune, Inc.*	3,856
678	Medarex, Inc.*	10,841
1,306	Medimmune, Inc.*	75,591
1,723	Millennium Pharmaceuticals, Inc.*	18,729
235	Myriad Genetics, Inc.*	8,946
330	Nabi Biopharmaceuticals*	1,696
207	Neurocrine Biosciences, Inc.*	2,405
239	Onyx Pharmaceuticals, Inc.*	7,151
312	OSI Pharmaceuticals, Inc.*	11,781
624	PDL BioPharma, Inc.*	17,166
340	Regeneron Pharmaceuticals, Inc.*	7,630
284	Savient Pharmaceuticals, Inc.*	4,039
283	Telik, Inc.*	1,698
259	Theravance, Inc.*	8,894
127	United Therapeutics Corp.*	8,381
684	Vertex Pharmaceuticals, Inc.*	20,424
		1,416,617

	Food Products – 0.1%

199	Delta & Pine Land Co.	8,328

	Health Care Equipment & Supplies – 14.3%

323	Advanced Medical Optics, Inc.*	11,337
422	Alcon, Inc.	58,261
380	American Medical Systems Holdings, Inc.*	7,129
148	Arthrocare Corp.*	6,522
297	Bausch & Lomb, Inc.	20,166
3,590	Baxter International, Inc.	204,056
338	Beckman Coulter, Inc.	22,105
1,254	Becton Dickinson & Co.	95,617
1,246	Biomet, Inc.	54,350
88	Biosite, Inc.*	8,089
7,411	Boston Scientific Corp.*	116,130
571	C.R. Bard, Inc.	48,198
243	Cooper Cos., Inc. (The)	13,399
97	Cyberonics, Inc.*	1,822
614	Cytyc Corp.*	25,960
470	Dade Behring Holdings, Inc.	25,314
69	Datascope Corp.	2,543
776	Dentsply International, Inc.	28,045
318	Edwards Lifesciences Corp.*	15,964
284	Gen-Probe, Inc.*	15,362
147	Haemonetics Corp.*	7,297
318	Hillenbrand Industries, Inc.	21,052
287	Hologic, Inc.*	15,524
852	Hospira, Inc.*	33,944
169	Idexx Laboratories, Inc.*	14,921
375	Immucor, Inc.*	11,842
201	Intuitive Surgical, Inc.*	27,664
166	Invacare Corp.	2,946
283	Kinetic Concepts, Inc.*	14,201
242	Kyphon, Inc.*	11,493
6,306	Medtronic, Inc.	335,290
231	Mentor Corp.	9,342
123	PolyMedica Corp.	5,001
416	Resmed, Inc.*	18,753
399	Respironics, Inc.*	17,616
1,924	St. Jude Medical, Inc.*	82,135
352	STERIS Corp.	10,585
1,523	Stryker Corp.	102,513
704	Varian Medical Systems, Inc.*	28,371
179	Viasys Healthcare, Inc.*	7,688
1,302	Zimmer Holdings, Inc.*	114,654
		1,673,201

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care Providers & Services – 14.7%

2,816	Aetna, Inc.	$149,051
285	AMERIGROUP Corp.*	7,268
230	Apria Healthcare Group, Inc.*	6,661
280	Brookdale Senior Living, Inc.	13,219
236	Centene Corp.*	5,426
560	Cigna Corp.	93,873
517	Community Health Systems, Inc.*	19,708
867	Coventry Health Care, Inc.*	51,734
563	DaVita, Inc.*	31,094
624	Express Scripts, Inc.*	63,710
1,313	Health Management Associates, Inc., Class A	14,443
635	Health Net, Inc.*	36,246
434	Healthsouth Corp.	9,010
189	Healthways, Inc.*	8,811
481	Henry Schein, Inc.*	25,748
907	Humana, Inc.*	56,279
681	Laboratory Corp. of America Holdings*	53,622
292	LifePoint Hospitals, Inc.*	11,852
477	Lincare Holdings, Inc.*	19,123
207	Magellan Health Services, Inc.*	9,274
402	Manor Care, Inc.	27,336
1,605	Medco Health Solutions, Inc.*	124,805
188	Odyssey HealthCare, Inc.*	2,438
219	Owens & Minor, Inc.	7,774
706	Patterson Cos., Inc.*	26,489
263	Pediatrix Medical Group, Inc.*	15,154
370	PSS World Medical, Inc.*	6,938
288	Psychiatric Solutions, Inc.*	11,238
820	Quest Diagnostics, Inc.	40,196
283	Sierra Health Services, Inc.*	11,795
240	Sunrise Senior Living, Inc.*	9,398
2,555	Tenet Healthcare Corp.*	17,757
481	Triad Hospitals, Inc.*	25,738
7,349	UnitedHealth Group, Inc.	402,505
276	Universal Health Services, Inc., Class B	17,054
189	WellCare Health Plans, Inc.*	17,396
3,382	WellPoint, Inc.*	275,329
		1,725,492

	Life Sciences Tools & Services – 3.1%

368	Affymetrix, Inc.*	9,561
1,000	Applera Corp.- Applied Biosystems Group	28,390
99	Bio-Rad Laboratories, Inc., Class A*	7,395
366	Charles River Laboratories International, Inc.*	19,460
348	Covance, Inc.*	23,159
194	Enzo Biochem, Inc.*	3,155
329	Illumina, Inc.*	10,735
262	Invitrogen Corp.*	18,979
289	Millipore Corp.*	21,609
489	Nektar Therapeutics*	5,545
151	Parexel International Corp.*	6,073
560	Pharmaceutical Product Development, Inc.	20,440
204	Techne Corp.*	12,177
2,213	Thermo Fisher Scientific, Inc.*	120,830
166	Varian, Inc.*	9,769
186	Ventana Medical Systems, Inc.*	9,572
554	Waters Corp.*	33,406
		360,255

	Pharmaceuticals – 41.9%

8,395	Abbott Laboratories	473,058
133	Abraxis BioScience, Inc.*	3,275
172	Adams Respiratory Therapeutics, Inc.*	7,878
826	Allergan, Inc.	102,862
234	Alpharma, Inc., Class A	5,686
580	Barr Pharmaceuticals, Inc.*	30,926
11,018	Bristol-Myers Squibb Co.	333,956
5,277	Eli Lilly & Co.	309,338
726	Endo Pharmaceuticals Holdings, Inc.*	25,642
1,729	Forest Laboratories, Inc.*	87,678
15,820	Johnson & Johnson	1,000,931
1,318	King Pharmaceuticals, Inc.*	27,994
277	Medicines Co. (The)*	5,404
301	Medicis Pharmaceutical Corp., Class A	9,933
11,874	Merck & Co., Inc.	622,791
429	MGI Pharma, Inc.*	9,172
1,336	Mylan Laboratories, Inc.	26,413
132	Noven Pharmaceuticals, Inc.*	3,095
196	Par Pharmaceutical Cos., Inc.*	5,745
422	Perrigo Co.	8,254

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

38,668	Pfizer, Inc.	$1,062,983
8,049	Schering-Plough Corp.	263,524
593	Sepracor, Inc.*	28,879
506	Valeant Pharmaceuticals International	7,990
558	Watson Pharmaceuticals, Inc.*	17,220
7,280	Wyeth	421,075
		4,901,702
	Total Common Stock (Cost $9,536,128)	10,085,595

Principal Amount
	Repurchase Agreements – 13.8%

$990,684	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $990,829 **	990,684
626,801	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $626,892 ***	626,801
	Total Repurchase Agreements (Cost $1,617,485)	1,617,485
	Total Investments (Cost $11,153,613) – 100.0%	11,703,080
	Liabilities in excess of other assets — NM	(5,438)
	Net Assets – 100.0%	$11,697,642

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*                                         Non-income producing security.

NM                           Not meaningful, amount is less than 0.05%

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,009,132. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $636,717. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$790,662
Aggregated gross unrealized depreciation	(243,046)
Net unrealized appreciation	$547,616
Federal income tax cost of investments	$11,155,464

Swap Agreements

Ultra Health Care had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 06/27/07	$13,315,180	$8,401

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Industrials

Shares		Value
	Common Stocks (a) – 89.5%
	Aerospace & Defense – 15.1%

100	AAR Corp.*	$3,250
89	Alliant Techsystems, Inc.*	8,989
89	Armor Holdings, Inc.*	7,648
181	BE Aerospace, Inc.*	6,931
1,929	Boeing Co.	194,038
68	Ceradyne, Inc.*	4,595
120	Curtiss-Wright Corp.	5,408
107	DRS Technologies, Inc.	5,494
69	Esterline Technologies Corp.*	3,140
916	General Dynamics Corp.	73,500
342	Goodrich Corp.	20,346
248	Hexcel Corp.*	5,736
1,992	Honeywell International, Inc.	115,357
342	L-3 Communications Holdings, Inc.	32,579
919	Lockheed Martin Corp.	90,154
103	Moog, Inc., Class A*	4,435
869	Northrop Grumman Corp.	65,705
160	Orbital Sciences Corp.*	3,298
370	Precision Castparts Corp.	44,237
1,215	Raytheon Co.	67,554
454	Rockwell Collins, Inc.	32,084
152	Spirit Aerosystems Holdings, Inc., Class A*	5,306
170	Taser International, Inc.*	1,792
88	Teledyne Technologies, Inc.*	4,055
2,499	United Technologies Corp.	176,304
		981,935

	Air Freight & Logistics – 4.4%

471	CH Robinson Worldwide, Inc.	25,519
88	EGL, Inc.*	4,079
578	Expeditors International Washington, Inc.	25,235
777	FedEx Corp.	86,728
84	Forward Air Corp.	2,857
101	Pacer International, Inc.	2,719
1,837	United Parcel Service, Inc., Class B	132,209
225	UTi Worldwide, Inc.	6,298
		285,644

	Building Products – 1.4%

453	American Standard Cos., Inc.	27,080
174	Lennox International, Inc.	5,960
1,079	Masco Corp.	32,597
54	NCI Building Systems, Inc.*	2,776
228	Owens Corning, Inc.*	8,185
103	Simpson Manufacturing Co., Inc.	3,432
206	USG Corp.*	10,580
		90,610

	Commercial Services & Supplies – 4.0%

68	Administaff, Inc.	2,479
779	Allied Waste Industries, Inc.*	10,485
81	Bowne & Co., Inc.	1,571
137	Brady Corp., Class A	5,088
122	Brink’s Co. (The)	8,043
214	ChoicePoint, Inc.*	9,386
106	Corporate Executive Board Co.	7,050
168	Corrections Corp. of America*	10,886
140	Deluxe Corp.	6,114
115	FTI Consulting, Inc.*	4,264
141	Labor Ready, Inc.*	3,384
229	Manpower, Inc.	21,068
73	Mine Safety Appliances Co.	3,139
312	Monster Worldwide, Inc.*	14,730
144	Navigant Consulting, Inc.*	3,001
143	PHH Corp.*	4,433
588	RR Donnelley & Sons Co.	25,178
468	Republic Services, Inc.	14,171
123	Resources Connection, Inc.*	3,968
454	Robert Half International, Inc.	15,954
154	Spherion Corp.*	1,517
121	Stericycle, Inc.*	11,032
99	TeleTech Holdings, Inc.*	3,483
157	Tetra Tech, Inc.*	3,463
55	Viad Corp.	2,440
188	Waste Connections, Inc.*	5,794
1,456	Waste Management, Inc.	56,304
117	Watson Wyatt Worldwide, Inc., Class A	6,034
		264,459

	Communications Equipment – 0.2%

48	Black Box Corp.	1,748
160	CommScope, Inc.*	8,757
308	Powerwave Technologies, Inc.*	1,965
		12,470

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

	Construction & Engineering – 1.6%

86	EMCOR Group, Inc.*	$5,641
238	Fluor Corp.	24,776
188	Foster Wheeler Ltd.*	19,465
92	Granite Construction, Inc.	6,301
73	Insituform Technologies, Inc.*	1,540
318	Jacobs Engineering Group, Inc.*	18,428
277	Quanta Services, Inc.*	8,313
206	Shaw Group, Inc. (The)*	8,335
141	URS Corp.*	7,089
83	Washington Group International, Inc.*	6,972
		106,860

	Construction Materials – 1.1%

133	Eagle Materials, Inc.	6,673
152	Florida Rock Industries, Inc.	10,345
123	Martin Marietta Materials, Inc.	19,119
67	Texas Industries, Inc.	5,828
228	Vulcan Materials Co.	27,289
		69,254

	Containers & Packaging –1.9%

174	Aptargroup, Inc.	6,535
281	Ball Corp.	15,556
284	Bemis Co., Inc.	9,551
445	Crown Holdings, Inc.*	11,094
386	Owens-Illinois, Inc.*	13,124
224	Packaging Corp. of America	5,793
363	Pactiv Corp.*	12,331
442	Sealed Air Corp.	14,276
691	Smurfit-Stone Container Corp.*	8,935
272	Sonoco Products Co.	11,778
293	Temple-Inland, Inc.	18,459
		127,432

	Diversified Telecommunication Services – 0.1%

203	NeuStar, Inc., Class A*	5,899

	Electrical Equipment –3.8%

120	Acuity Brands, Inc.	7,285
290	Ametek, Inc.	10,945
120	Belden, Inc.	6,871
559	Cooper Industries Ltd., Class A	29,951
2,183	Emerson Electric Co.	105,767
106	Energy Conversion Devices, Inc.*	3,644
140	General Cable Corp.*	9,541
69	Genlyte Group, Inc.*	6,011
276	GrafTech International Ltd.*	4,273
141	Hubbell, Inc., Class B	7,943
205	Power-One, Inc.*	750
85	Regal-Beloit Corp.	4,132
404	Rockwell Automation, Inc.	27,492
239	Roper Industries, Inc.	13,948
161	Thomas & Betts Corp.*	9,341
		247,894

	Electronic Equipment & Instruments – 3.7%

203	Aeroflex, Inc.*	2,870
1,111	Agilent Technologies, Inc.*	42,407
478	Amphenol Corp., Class A	17,103
92	Anixter International, Inc.*	6,795
330	Arrow Electronics, Inc.*	13,546
398	Avnet, Inc.*	17,050
141	AVX Corp.	2,537
193	Benchmark Electronics, Inc.*	4,267
106	Checkpoint Systems, Inc.*	2,653
109	Cognex Corp.	2,565
85	Coherent, Inc.*	2,637
100	CTS Corp.	1,202
71	Electro Scientific Industries, Inc.*	1,466
1,651	Flextronics International Ltd.*	19,069
177	Flir Systems, Inc.*	7,321
69	Itron, Inc.*	4,668
504	Jabil Circuit, Inc.	11,592
238	Kemet Corp.*	1,828
59	Littelfuse, Inc.*	2,365
103	Methode Electronics, Inc.	1,553
106	Mettler-Toledo International, Inc.*	10,420
185	Molex, Inc.	5,502
208	Molex, Inc., Class A	5,564
142	National Instruments Corp.	4,476
104	Newport Corp.*	1,552
89	Orbotech Ltd.*	1,990
50	Park Electrochemical Corp.	1,392
125	Plexus Corp.*	2,751
1,446	Sanmina-SCI Corp.*	5,162
2,454	Solectron Corp.*	8,344
109	Technitrol, Inc.	2,871

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

224	Tektronix, Inc.	$6,780
317	Trimble Navigation Ltd.*	9,253
463	Vishay Intertechnology, Inc.*	8,251
		239,802

	Health Care Equipment & Supplies – 0.1%

87	West Pharmaceutical Services, Inc.	4,425

	Health Care Technology – 0.4%

434	HLTH Corp.*	6,549
542	IMS Health, Inc.	17,723
		24,272

	Household Durables – 0.5%

412	Fortune Brands, Inc.	33,281

	Industrial Conglomerates – 22.5%

1,838	3M Co.	161,671
169	Carlisle Cos., Inc.	7,461
27,968	General Electric Co.	1,051,038
299	McDermott International, Inc.*	23,322
98	Teleflex, Inc.	7,869
292	Textron, Inc.	31,332
5,379	Tyco International Ltd.	179,443
139	Walter Industries, Inc.	4,474
		1,466,610

	Internet & Catalog Retail – NM

55	Stamps.com, Inc.*	751

	Internet Software & Services – 0.1%

107	VistaPrint Ltd.*	4,288

	IT Services – 7.4%

1,592	Accenture Ltd., Class A	65,176
185	Acxiom Corp.	5,143
249	Affiliated Computer Services, Inc., Class A*	14,529
179	Alliance Data Systems Corp.*	13,948
1,505	Automatic Data Processing, Inc.	74,799
551	BearingPoint, Inc.*	4,072
327	BISYS Group, Inc. (The)*	3,842
371	Broadridge Financial Solutions, Inc.*	7,509
379	Ceridian Corp.*	13,405
196	Checkfree Corp.*	7,693
376	Convergys Corp.*	9,678
125	eFunds Corp.*	4,226
769	Fidelity National Information Services, Inc.	41,464
2,048	First Data Corp.	66,970
480	Fiserv, Inc.*	28,440
38	Forrester Research, Inc.*	1,031
214	Global Payments, Inc.	8,569
276	Hewitt Associates, Inc., Class A*	8,286
488	Iron Mountain, Inc.*	13,415
279	MPS Group, Inc.*	3,836
918	Paychex, Inc.	37,087
2,080	Western Union Co. (The)	46,696
		479,814

	Life Sciences Tools & Services – 0.2%

53	Dionex Corp.*	3,758
333	PerkinElmer, Inc.	8,828
		12,586

	Machinery – 13.0%

73	Actuant Corp., Class A	4,061
245	AGCO Corp.*	10,604
70	Albany International Corp.	2,738
47	Astec Industries, Inc.*	2,025
87	Bucyrus International, Inc.	6,173
1,756	Caterpillar, Inc.	137,987
140	Clarcor, Inc.	4,679
142	Crane Co.	6,204
252	Cummins, Inc.	23,746
656	Danaher Corp.	48,216
614	Deere & Co.	73,969
190	Donaldson Co., Inc.	6,941
554	Dover Corp.	27,728
411	Eaton Corp.	38,527
70	ESCO Technologies, Inc.*	3,547
158	Flowserve Corp.*	10,967
142	Gardner Denver, Inc.*	5,849
185	Graco, Inc.	7,407
231	Harsco Corp.	12,303
216	IDEX Corp.	8,143
1,323	Illinois Tool Works, Inc.	69,749
834	Ingersoll-Rand Co., Ltd., Class A	42,809
502	ITT Corp.	33,785

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

296	Joy Global, Inc.	$16,763
74	Kaydon Corp.	3,571
105	Kennametal, Inc.	8,077
107	Lincoln Electric Holdings, Inc.	7,521
170	Manitowoc Co., Inc. (The)	12,883
101	Mueller Industries, Inc.	3,534
232	Mueller Water Products, Inc., Class B	3,677
84	Nordson Corp.	4,367
197	Oshkosh Truck Corp.	12,153
679	Paccar, Inc.	59,229
332	Pall Corp.	14,857
314	Parker Hannifin Corp.	31,827
273	Pentair, Inc.	10,098
158	SPX Corp.	13,883
277	Terex Corp.*	23,481
228	Timken Co.	8,016
109	Toro Co.	6,521
214	Trinity Industries, Inc.	9,880
83	Wabash National Corp.	1,214
134	Wabtec Corp.	5,247
		844,956

	Marine – 0.2%

119	Alexander & Baldwin, Inc.	6,365
127	American Commercial Lines, Inc.*	4,025
142	Kirby Corp.*	5,683
		16,073

	Metals & Mining – 0.1%

102	Quanex Corp.	4,890

	Multi-Utilities – 0.2%

452	MDU Resources Group, Inc.	13,700

	Office Electronics – 0.1%

191	Zebra Technologies Corp.*	7,661

	Oil, Gas & Consumable Fuels – 0.4%

71	General Maritime Corp.	2,153
172	OMI Corp.	5,029
83	Overseas Shipholding Group	6,603
118	Teekay Shipping Corp.	7,181
75	World Fuel Services Corp.	3,068
		24,034

	Paper & Forest Products – 0.3%

282	Louisiana-Pacific Corp.	5,781
489	MeadWestvaco Corp.	17,115
		22,896

	Road & Rail – 5.4%

63	Arkansas Best Corp.	2,601
975	Burlington Northern Santa Fe Corp.	90,802
133	Con-way, Inc.	7,541
1,183	CSX Corp.	53,756
102	Genesee & Wyoming, Inc.*	3,318
291	JB Hunt Transport Services, Inc.	8,480
206	Kansas City Southern*	8,456
155	Landstar System, Inc.	7,542
1,078	Norfolk Southern Corp.	62,395
89	Old Dominion Freight Line, Inc.*	2,779
168	Ryder System, Inc.	9,059
38	Saia, Inc.*	1,086
728	Union Pacific Corp.	87,855
151	Werner Enterprises, Inc.	2,919
157	YRC Worldwide, Inc.*	6,311
		354,900

	Semiconductors & Semiconductor Equipment – NM

73	Veeco Instruments, Inc.*	1,323

	Specialty Retail – 0.3%

310	Sherwin-Williams Co. (The)	20,968

	Trading Companies & Distributors – 1.0%

383	Fastenal Co.	16,599
122	GATX Corp.	6,277
57	Kaman Corp.	1,675
127	MSC Industrial Direct Co.	6,802
188	United Rentals, Inc.*	6,307
66	Watsco, Inc.	4,172
135	WESCO International, Inc.*	8,751
209	WW Grainger, Inc.	18,402
		68,985
	Total Common Stock (Cost $5,361,951)	5,838,672

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements – 14.3%

$570,377	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $570,460 **	$570,377
360,874	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $360,927 ***	360,874
	Total Repurchase Agreements (Cost $931,251)	931,251
	Total Investments (Cost $6,293,202) –103.8%	6,769,923
	Liabilities in excess of other assets — (3.8)%	(250,682)
	Net Assets – 100.0%	$6,519,241

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*                                         Non-income producing security.

NM                           Not meaningful, amount is less than 0.05%.

**                                  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $580,998. The investment in the repurchase agreement was through participation in a pooled account.

***                           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $366,583. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,277
Aggregate gross unrealized depreciation	(17,560)
Net unrealized appreciation	$476,717
Federal income tax cost of investments	$6,293,206

Swap Agreements

Ultra Industrials had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 06/27/07	$7,043,490	$107,623

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Oil & Gas

Shares		Value
	Common Stocks (a) – 86.8%
	Energy Equipment & Services – 20.2%

413	Atwood Oceanics, Inc.*	$27,109
4,945	Baker Hughes, Inc.	407,864
4,521	BJ Services Co.	132,601
343	Bristow Group, Inc.*	16,896
1,722	Cameron International Corp.*	122,090
355	Core Laboratories NV*	32,635
1,007	Diamond Offshore Drilling, Inc.	95,031
1,137	Dresser-Rand Group, Inc.*	40,477
2,344	ENSCO International, Inc.	141,976
1,049	FMC Technologies, Inc.*	79,304
1,317	Global Industries Ltd.*	31,226
3,602	GlobalSantaFe Corp.	246,017
1,972	Grant Prideco, Inc.*	111,990
2,894	Grey Wolf, Inc.*	22,921
15,505	Halliburton Co.	557,405
1,337	Hanover Compressor Co.*	33,425
1,472	Helmerich & Payne, Inc.	49,886
1,088	Input/Output, Inc.*	17,441
473	Lone Star Technologies, Inc.*	31,871
4,294	Nabors Industries Ltd.*	150,032
2,705	National Oilwell Varco, Inc.*	255,487
1,380	Newpark Resources*	10,888
2,092	Noble Corp.	193,280
824	Oceaneering International, Inc.*	41,233
713	Oil States International, Inc.*	27,757
1,677	Parker Drilling Co.*	19,604
2,448	Patterson-UTI Energy, Inc.	64,676
2,524	Pride International, Inc.*	90,889
1,685	Rowan Cos., Inc.	66,524
18,181	Schlumberger Ltd.	1,415,754
333	SEACOR Holdings, Inc.*	30,799
3,080	Smith International, Inc.	170,971
1,312	Superior Energy Services*	52,690
1,102	Tetra Technologies, Inc.*	30,779
888	Tidewater, Inc.	58,608
891	Todco*	44,069
4,510	Transocean, Inc.*	443,062
711	Unit Corp.*	43,805
472	Universal Compression Holdings, Inc.*	35,074
5,235	Weatherford International Ltd.*	284,470
465	W-H Energy Services, Inc.*	29,667
		5,758,283

	Independent Power Producers & Energy Traders – 0.2%

6,188	Dynegy, Inc., Class A*	59,900

	Multi-Utilities – 0.2%

1,387	OGE Energy Corp.	51,208

	Oil, Gas & Consumable Fuels – 66.2%

7,065	Anadarko Petroleum Corp.	350,777
5,062	Apache Corp.	408,756
547	Berry Petroleum Co., Class A	19,927
1,501	Cabot Oil & Gas Corp.	58,539
794	Cheniere Energy, Inc.*	30,228
6,808	Chesapeake Energy Corp.	237,327
33,885	Chevron Corp.	2,761,289
1,272	Cimarex Energy Co.	53,462
666	Comstock Resources, Inc.*	20,220
23,464	ConocoPhillips	1,816,817
651	Crosstex Energy, Inc.	19,510
863	Delta Petroleum Corp.*	16,949
1,833	Denbury Resources, Inc.*	66,465
6,465	Devon Energy Corp.	496,383
10,875	El Paso Corp.	185,310
782	Encore Acquisition Co.*	21,544
3,721	EOG Resources, Inc.	286,145
1,301	EXCO Resources, Inc.*	23,509
87,778	Exxon Mobil Corp.	7,300,496
838	Forest Oil Corp.*	34,014
1,699	Frontier Oil Corp.	68,402
1,317	Helix Energy Solutions Group, Inc.*	52,482
4,398	Hess Corp.	260,450
720	Holly Corp.	50,465
432	Houston Exploration Co.*	25,937
5,422	Marathon Oil Corp.	671,298
1,240	Mariner Energy, Inc.*	30,975
2,727	Murphy Oil Corp.	160,893
1,992	Newfield Exploration Co.*	95,696
2,677	Noble Energy, Inc.	169,427
13,153	Occidental Petroleum Corp.	723,020
286	Penn Virginia Corp.	22,823
2,568	PetroHawk Energy Corp.*	41,858
1,890	Pioneer Natural Resources Co.	97,562
1,116	Plains Exploration & Production Co.*	59,059

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

814	Pogo Producing Co.	$44,013
844	Quicksilver Resources, Inc.*	37,550
2,131	Range Resources Corp.	82,555
2,576	Southwestern Energy Co.*	122,618
844	St. Mary Land & Exploration Co.	31,532
404	Stone Energy Corp.*	13,182
1,897	Sunoco, Inc.	151,210
458	Swift Energy Co.*	19,708
2,078	Tesoro Corp.	128,587
2,345	Ultra Petroleum Corp.*	143,936
9,324	Valero Energy Corp.	695,757
568	Whiting Petroleum Corp.*	25,191
9,178	Williams Cos., Inc.	291,493
5,615	XTO Energy, Inc.	325,726
		18,851,072
	Total Common Stock (Cost $23,238,908)	24,720,463

Principal Amount
	Repurchase Agreements – 9.0%

$1,578,672	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,578,902 **	1,578,672
998,817	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $998,963 ***	998,817
	Total Repurchase Agreements (Cost $2,577,489)	2,577,489
	Total Investments (Cost $25,816,397) – 95.8%	27,297,952
	Other assets less liabilities — 4.2%	1,183,509
	Net Assets – 100.0%	$28,481,461

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*	Non-income producing security.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,608,068. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $1,014,619. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,458,930
Aggregated gross unrealized depreciation	(5,743)
Net unrealized appreciation	$1,453,187
Federal income tax cost of investments	$25,844,765

Swap Agreements

Ultra Oil & Gas had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 06/27/07	$31,942,279	$404,025

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Real Estate

Shares		Value
	Common Stocks (a) – 88.3%
	Diversified REITs – 6.6%

489	Colonial Properties Trust	$24,132
440	Cousins Properties, Inc.	14,247
1,022	Crescent Real Estate Equities Co.	22,852
959	Liberty Property Trust	44,996
1,512	Vornado Realty Trust	182,967
477	Washington Real Estate Investment Trust	17,931
		307,125

	Industrial REITs – 5.9%

1,053	AMB Property Corp.	60,916
1,793	DCT Industrial Trust, Inc.	19,812
473	First Industrial Realty Trust, Inc.	21,096
2,635	Prologis	170,379
		272,203

	Mortgage REITs – 5.5%

481	American Home Mortgage Investment Corp.	10,505
2,719	Annaly Capital Management, Inc.	41,981
1,385	CapitalSource, Inc.	36,425
1,603	Friedman Billings Ramsey Group, Inc., Class A	10,051
751	IMPAC Mortgage Holdings, Inc.	4,649
1,345	iStar Financial, Inc.	64,600
513	Newcastle Investment Corp.	15,216
394	Novastar Financial, Inc.	2,912
661	RAIT Financial Trust	19,473
264	Redwood Trust, Inc.	14,148
1,206	Thornburg Mortgage, Inc.	33,442
		253,402

	Office REITs – 13.2%

310	Alexandria Real Estate Equities, Inc.	32,612
1,367	American Financial Realty Trust	15,420
697	BioMed Realty Trust, Inc.	19,558
1,244	Boston Properties, Inc.	143,906
944	Brandywine Realty Trust	30,029
456	Corporate Office Properties Trust SBI MD	20,543
578	Digital Realty Trust, Inc.	23,467
1,099	Douglas Emmett, Inc.	28,981
1,436	Duke Realty Corp.	57,612
681	Franklin Street Properties Corp.	13,075
597	Highwoods Properties, Inc.	26,172
2,235	HRPT Properties Trust	25,658
345	Kilroy Realty Corp.	25,640
691	Lexington Realty Trust	14,373
720	Mack-Cali Realty Corp.	34,769
385	Maguire Properties, Inc.	13,910
630	SL Green Realty Corp.	88,250
		613,975

	Real Estate Management & Development – 5.7%

2,070	Brookfield Properties Corp.	54,345
2,136	CB Richard Ellis Group, Inc., Class A*	79,502
633	Forest City Enterprises, Inc., Class A	44,373
387	Jones Lang LaSalle, Inc.	45,163
794	St. Joe Co. (The)	41,558
		264,941

	Residential REITs – 15.0%

1,034	Apartment Investment & Management Co.	56,736
2,330	Archstone-Smith Trust	143,761
844	AvalonBay Communities, Inc.	110,049
537	BRE Properties, Inc.	33,949
600	Camden Property Trust	44,790
231	Equity Lifestyle Properties, Inc.	12,580
3,101	Equity Residential	157,128
248	Essex Property Trust, Inc.	31,553
350	Home Properties, Inc.	20,160
260	Mid-America Apartment Communities, Inc.	15,275
460	Post Properties, Inc.	24,389
1,430	UDR, Inc.	43,415
		693,785

	Retail REITs – 19.7%

696	CBL & Associates Properties, Inc.	28,564
1,167	Developers Diversified Realty Corp.	71,946
588	Federal Realty Investment Trust	52,109
2,413	General Growth Properties, Inc.	142,463
2,311	Kimco Realty Corp.	106,976
761	Macerich Co. (The)	67,881
642	National Retail Properties, Inc.	15,568
390	Pennsylvania Real Estate Investment Trust	18,537
1,063	Realty Income Corp.	29,147
722	Regency Centers Corp.	56,728

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

2,352	Simon Property Group, Inc.	$253,969
562	Taubman Centers, Inc.	30,921
845	Weingarten Realty Investors	39,428
		914,237

	Specialized REITs – 16.7%

282	Entertainment Properties Trust	16,652
579	Equity Inns, Inc.	11,574
661	FelCor Lodging Trust, Inc.	17,312
2,188	Health Care Property Investors, Inc.	71,482
774	Health Care REIT, Inc.	33,878
509	Healthcare Realty Trust, Inc.	16,680
999	Hospitality Properties Trust	44,396
5,547	Host Hotels & Resorts, Inc.	141,559
425	LaSalle Hotel Properties	20,230
900	Nationwide Health Properties, Inc.	27,963
1,885	Plum Creek Timber Co., Inc.	78,793
411	Potlatch Corp.	17,994
1,369	Public Storage	122,525
815	Rayonier, Inc.	36,642
891	Senior Housing Properties Trust	20,939
803	Strategic Hotels & Resorts, Inc.	18,726
614	Sunstone Hotel Investors, Inc.	18,119
1,355	Ventas, Inc.	57,398
		772,862
	Total Common Stocks (Cost $4,233,885)	4,092,530

Principal Amount
	Repurchase Agreements – 16.6%

$472,881	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $472,950 **	472,881
299,189	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $299,233 ***	299,189
	Total Repurchase Agreements (Cost $772,070)	772,070
	Total Investments (Cost $5,005,955) – 104.9%	$4,864,600
	Liabilities in excess of other assets — (4.9)%	(228,310)
	Net Assets – 100.0%	$4,636,290

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*	Non-income producing security.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $481,686. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $303,922. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregated gross unrealized depreciation	(376,820)
Net unrealized depreciation	$(376,820)
Federal income tax cost of investments	$5,241,420

Swap Agreements

Ultra Real Estate had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 06/27/07	$5,048,531	$105,154

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Semiconductors

Shares		Value
	Common Stocks (a) – 87.5%
	Communications Equipment – 0.3%

1,227	Interdigital Communications Corp.*	$39,939

	Computers & Peripherals – 2.0%

5,263	SanDisk Corp.*	229,203

	Semiconductors & Semiconductor Equipment – 85.2%

607	Actel Corp.*	8,480
12,789	Advanced Micro Devices, Inc.*	182,499
8,311	Altera Corp.	189,574
2,407	Amkor Technology, Inc.*	34,228
7,822	Analog Devices, Inc.	283,235
32,169	Applied Materials, Inc.	614,428
6,572	Applied Micro Circuits Corp.*	18,467
1,143	Asyst Technologies, Inc.*	8,207
10,457	Atmel Corp.*	58,455
814	ATMI, Inc.*	24,868
2,354	Axcelis Technologies, Inc.*	15,136
11,038	Broadcom Corp., Class A*	337,321
1,654	Brooks Automation, Inc.*	29,259
558	Cabot Microelectronics Corp.*	18,671
1,827	Cirrus Logic, Inc.*	14,141
492	Cohu, Inc.	10,056
11,366	Conexant Systems, Inc.*	14,662
1,796	Cree, Inc.*	40,410
887	Cymer, Inc.*	35,604
3,354	Cypress Semiconductor Corp.*	72,010
677	DSP Group, Inc.*	14,752
2,758	Entegris, Inc.*	31,717
839	Exar Corp.*	11,402
2,833	Fairchild Semiconductor International, Inc.*	52,184
1,011	Formfactor, Inc.*	40,218
4,581	Integrated Device Technology, Inc.*	68,761
135,595	Intel Corp.	3,006,141
1,667	International Rectifier Corp.*	60,395
3,219	Intersil Corp., Class A	96,892
4,651	Kla-Tencor Corp.	255,712
1,330	Kulicke & Soffa Industries, Inc.*	12,728
3,315	Lam Research Corp.*	177,883
2,488	Lattice Semiconductor Corp.*	13,112
6,969	Linear Technology Corp.	250,117
17,842	LSI Corp.*	154,869
1,445	LTX Corp.*	8,453
10,738	Marvell Technology Group Ltd.*	168,801
7,476	Maxim Integrated Products, Inc.	229,887
3,976	MEMC Electronic Materials, Inc.*	241,661
1,326	Micrel, Inc.	16,522
4,968	Microchip Technology, Inc.	201,601
17,586	Micron Technology, Inc.*	214,198
1,574	Microsemi Corp.*	36,281
7,429	National Semiconductor Corp.	199,989
2,873	Novellus Systems, Inc.*	88,172
8,211	Nvidia Corp.*	284,675
1,272	Omnivision Technologies, Inc.*	22,260
6,876	ON Semiconductor Corp.*	73,848
910	Photronics, Inc.*	13,377
4,872	PMC - Sierra, Inc.*	37,563
2,246	Rambus, Inc.*	42,404
4,462	RF Micro Devices, Inc.*	29,137
1,698	Semtech Corp.*	28,272
1,991	Silicon Image, Inc.*	16,685
1,179	Silicon Laboratories, Inc.*	40,817
2,111	Silicon Storage Technology, Inc.*	8,338
1,115	SiRF Technology Holdings, Inc.*	24,196
3,804	Skyworks Solutions, Inc.*	26,970
4,424	Teradyne, Inc.*	75,297
1,094	Tessera Technologies, Inc.*	49,744
34,593	Texas Instruments, Inc.	1,223,209
1,331	Trident Microsystems, Inc.*	27,152
3,201	TriQuint Semiconductor, Inc.*	16,901
1,961	Varian Semiconductor Equipment Associates, Inc.*	82,635
7,736	Xilinx, Inc.	220,321
1,143	Zoran Corp.*	23,009
		10,028,969
	Total Common Stock (Cost $9,687,420)	10,298,111

Principal Amount
	Repurchase Agreements – 12.0%

$865,022	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $865,148 **	865,022

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (continued)

$547,295	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $547,374 ***	$547,295
	Total Repurchase Agreements (Cost $1,412,317)	1,412,317
	Total Investments (Cost $11,099,737) – 99.5%	11,710,428
	Other assets less liabilities — 0.5%	64,763
	Net Assets – 100.0%	$11,775,191

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*	Non-income producing security.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $881,130. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $555,953. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$763,963
Aggregate gross unrealized depreciation	(155,171)
Net unrealized appreciation	$608,792
Federal income tax cost of investments	$11,101,636

Swap Agreements

Ultra Semiconductors had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index, expiring 06/27/07	$13,110,512	$77,348

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Technology

Shares		Value
	Common Stocks (a) – 90.4%
	Commercial Services & Supplies – 0.6%

262	IKON Office Solutions, Inc.	$3,818
531	Pitney Bowes, Inc.	25,355
66	United Stationers, Inc.*	4,428
		33,601
	Communications Equipment – 15.8%

937	3Com Corp.*	4,385
286	ADC Telecommunications, Inc.*	4,791
156	Adtran, Inc.	4,221
380	Andrew Corp.*	5,027
258	Arris Group, Inc.*	4,244
1,083	Avaya, Inc.*	17,328
102	Avocent Corp.*	2,859
100	C-COR, Inc.*	1,464
199	Ciena Corp.*	6,830
14,545	Cisco Systems, Inc.*	391,551
3,736	Corning, Inc.*	93,400
98	Dycom Industries, Inc.*	2,915
253	Extreme Networks*	949
100	F5 Networks, Inc.*	8,126
594	Finisar Corp.*	2,156
301	Foundry Networks, Inc.*	4,840
178	Harmonic, Inc.*	1,620
318	Harris Corp.	15,875
60	Harris Stratex Networks, Inc., Class A*	1,026
124	Interdigital Communications Corp.*	4,036
51	Inter-Tel, Inc.	1,334
510	JDS Uniphase Corp.*	6,681
1,349	Juniper Networks, Inc.*	32,929
5,775	Motorola, Inc.	105,047
293	MRV Communications, Inc.*	964
88	Packeteer, Inc.*	903
114	Plantronics, Inc.	2,770
215	Polycom, Inc.*	6,820
3,946	Qualcomm, Inc.	169,481
598	Sonus Networks, Inc.*	5,185
449	Sycamore Networks, Inc.*	1,670
165	Tekelec*	2,475
970	Tellabs, Inc.*	10,621
249	Utstarcom, Inc.*	1,795
		926,318
	Computers & Peripherals – 23.3%

278	Adaptec, Inc.*	1,132
2,063	Apple, Inc.*	250,778
953	Brocade Communications Systems, Inc.*	8,749
4,797	Dell, Inc.*	128,895
154	Diebold, Inc.	7,635
143	Electronics for Imaging*	4,077
5,261	EMC Corp.*	88,858
207	Emulex Corp.*	4,593
600	Gateway, Inc.*	1,074
6,453	Hewlett-Packard Co.	294,967
59	Hutchinson Technology, Inc.*	1,079
86	Imation Corp.	3,260
119	Intermec, Inc.*	2,927
3,602	International Business Machines Corp.	383,973
68	Komag, Inc.*	1,650
229	Lexmark International, Inc., Class A*	11,892
420	NCR Corp.*	22,541
890	Network Appliance, Inc.*	28,649
228	Palm, Inc.*	3,714
383	QLogic Corp.*	6,534
462	Quantum Corp.*	1,428
534	SanDisk Corp.*	23,256
1,303	Seagate Technology	26,829
8,604	Sun Microsystems, Inc.*	43,880
525	Western Digital Corp.*	9,875
		1,362,245
	Electronic Equipment & Instruments – 0.5%

66	Agilysys, Inc.	1,433
126	Brightpoint, Inc.*	1,656
147	CDW Corp.	12,515
343	Ingram Micro, Inc.*	7,107
117	Insight Enterprises, Inc.*	2,593
55	Radisys Corp.*	744
134	Tech Data Corp.*	4,939
		30,987
	Health Care Technology – 0.1%

150	Cerner Corp.*	8,521

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Internet Software & Services – 7.4%

380	Akamai Technologies, Inc.*	$16,800
189	Ariba, Inc.*	1,760
96	Digital River, Inc.*	4,936
268	Earthlink, Inc.*	2,219
55	Equinix, Inc.*	4,806
553	Google, Inc., Class A*	275,256
69	Infospace, Inc.	1,689
92	Interwoven, Inc.*	1,378
124	j2 Global Communications, Inc.*	4,133
226	Openwave Systems, Inc.*	2,328
256	RealNetworks, Inc.*	2,168
143	S1 Corp.*	1,173
53	SAVVIS, Inc.*	2,660
157	SonicWALL, Inc.*	1,297
151	United Online, Inc.	2,576
592	VeriSign, Inc.*	17,659
78	Vignette Corp.*	1,452
135	webMethods, Inc.*	1,242
103	Websense, Inc.*	2,317
3,047	Yahoo!, Inc.*	87,449
		435,298
	IT Services – 2.3%

67	CACI International, Inc., Class A*	3,454
132	Ciber, Inc.*	1,176
340	Cognizant Technology Solutions Corp., Class A*	26,710
405	Computer Sciences Corp.*	22,437
113	CSG Systems International, Inc.*	3,141
124	DST Systems, Inc.*	10,383
1,241	Electronic Data Systems Corp.	35,753
165	Gartner, Inc.*	4,547
119	Keane, Inc.*	1,689
203	Perot Systems Corp., Class A*	3,467
204	SAIC, Inc.*	4,111
105	SRA International, Inc., Class A*	2,666
818	Unisys Corp.*	6,806
156	VeriFone Holdings, Inc.*	5,402
		131,742
	Office Electronics – 0.7%

2,303	Xerox Corp.*	43,458

	Semiconductors & Semiconductor Equipment – 17.6%

61	Actel Corp.*	852
1,307	Advanced Micro Devices, Inc.*	18,651
853	Altera Corp.	19,457
251	Amkor Technology, Inc.*	3,569
801	Analog Devices, Inc.	29,004
3,303	Applied Materials, Inc.	63,087
673	Applied Micro Circuits Corp.*	1,891
121	Asyst Technologies, Inc.*	869
1,069	Atmel Corp.*	5,976
86	ATMI, Inc.*	2,627
242	Axcelis Technologies, Inc.*	1,556
1,138	Broadcom Corp., Class A*	34,777
164	Brooks Automation, Inc.*	2,901
51	Cabot Microelectronics Corp.*	1,706
183	Cirrus Logic, Inc.*	1,416
52	Cohu, Inc.	1,063
1,160	Conexant Systems, Inc.*	1,496
190	Cree, Inc.*	4,275
86	Cymer, Inc.*	3,452
349	Cypress Semiconductor Corp.*	7,493
74	DSP Group, Inc.*	1,612
278	Entegris, Inc.*	3,197
91	Exar Corp.*	1,237
292	Fairchild Semiconductor International, Inc.*	5,379
110	Formfactor, Inc.*	4,376
473	Integrated Device Technology, Inc.*	7,100
13,896	Intel Corp.	308,074
166	International Rectifier Corp.*	6,014
324	Intersil Corp., Class A	9,752
473	Kla-Tencor Corp.	26,006
143	Kulicke & Soffa Industries, Inc.*	1,369
342	Lam Research Corp.*	18,352
254	Lattice Semiconductor Corp.*	1,339
721	Linear Technology Corp.	25,877
1,840	LSI Corp.*	15,971
151	LTX Corp.*	883
1,095	Marvell Technology Group Ltd.*	17,213
763	Maxim Integrated Products, Inc.	23,462
413	MEMC Electronic Materials, Inc.*	25,102
142	Micrel, Inc.	1,769

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
506	Microchip Technology, Inc.	$20,534
1,806	Micron Technology, Inc.*	21,997
162	Microsemi Corp.*	3,734
767	National Semiconductor Corp.	20,648
299	Novellus Systems, Inc.*	9,176
847	Nvidia Corp.*	29,366
132	Omnivision Technologies, Inc.*	2,310
566	ON Semiconductor Corp.*	6,079
91	Photronics, Inc.*	1,338
501	PMC - Sierra, Inc.*	3,863
235	Rambus, Inc.*	4,437
464	RF Micro Devices, Inc.*	3,030
172	Semtech Corp.*	2,864
200	Silicon Image, Inc.*	1,676
115	Silicon Laboratories, Inc.*	3,981
223	Silicon Storage Technology, Inc.*	881
116	SiRF Technology Holdings, Inc.*	2,517
394	Skyworks Solutions, Inc.*	2,793
457	Teradyne, Inc.*	7,778
112	Tessera Technologies, Inc.*	5,093
3,544	Texas Instruments, Inc.	125,316
143	Trident Microsystems, Inc.*	2,917
334	TriQuint Semiconductor, Inc.*	1,764
207	Varian Semiconductor Equipment Associates, Inc.*	8,725
798	Xilinx, Inc.	22,727
121	Zoran Corp.*	2,436
		1,028,182
	Software – 20.9%

1,401	Adobe Systems, Inc.*	61,756
43	Advent Software, Inc.*	1,550
126	Agile Software Corp.*	1,011
454	Amdocs Ltd.*	17,647
84	Ansys, Inc.*	4,717
558	Autodesk, Inc.*	25,361
931	BEA Systems, Inc.*	11,963
494	BMC Software, Inc.*	16,371
180	Borland Software Corp.*	1,073
1,001	CA, Inc.	26,557
667	Cadence Design Systems, Inc.*	15,148
425	Check Point Software Technologies*	9,928
437	Citrix Systems, Inc.*	14,688
778	Compuware Corp.*	8,838
130	Fair Isaac Corp.	4,921
205	Informatica Corp.*	3,128
757	Intuit, Inc.*	23,088
196	Jack Henry & Associates, Inc.	5,184
74	JDA Software Group, Inc.*	1,346
72	Kronos, Inc.*	3,945
119	Macrovision Corp.*	3,326
377	McAfee, Inc.*	13,859
200	Mentor Graphics Corp.*	2,852
92	Micros Systems, Inc.*	5,105
20,925	Microsoft Corp.	641,770
816	Novell, Inc.*	6,381
346	Nuance Communications, Inc.*	5,789
9,511	Oracle Corp.*	184,323
272	Parametric Technology Corp.*	5,081
100	Progress Software Corp.*	3,286
134	Quest Software, Inc.*	2,307
461	Red Hat, Inc.*	11,322
222	Salesforce.com, Inc.*	10,489
212	Sybase, Inc.*	5,101
2,204	Symantec Corp.*	44,058
350	Synopsys, Inc.*	9,282
496	TIBCO Software, Inc.*	4,474
83	Transaction Systems Architects, Inc.*	2,826
193	Wind River Systems, Inc.*	2,048
		1,221,899
	Wireless Telecommunication Services – 1.2%

1,021	American Tower Corp., Class A*	44,087
527	Crown Castle International Corp.*	19,404
222	SBA Communications Corp., Class A*	7,133
		70,624
	Total Common Stock (Cost $4,971,061)	5,292,875

Principal Amount
	Repurchase Agreements – 14.0%

$502,085	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $502,158 **	502,085

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (continued)

$317,645	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $317,692***	$317,645
	Total Repurchase Agreements (Cost $819,730)	819,730
	Total Investments (Cost $5,790,791) – 104.4%	6,112,605
	Liabilities in excess of other assets — (4.4)%	(260,222)
	Net Assets – 100.0%	$5,852,383

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*	Non-income producing security

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $511,434. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $322,671. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$359,662
Aggregate gross unrealized depreciation	(64,086)
Net unrealized appreciation	$295,576
Federal income tax cost of investments	$5,817,029

Swap Agreements

Ultra Technology had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index, expiring 06/27/07	$6,294,025	$84,214

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Ultra Utilities

Shares		Value
	Common Stocks (a) – 88.5%
	Chemicals – 0.3%

1,736	Nalco Holding Co.	$45,882

	Electric Utilities – 40.4%

3,066	Allegheny Energy, Inc.*	163,694
468	Allete, Inc.	22,464
7,304	American Electric Power Co., Inc.	347,890
1,067	Cleco Corp.	28,788
2,097	DPL, Inc.	63,979
23,271	Duke Energy Corp.	454,715
1,625	Duquesne Light Holdings, Inc.	32,825
5,553	Edison International	323,573
867	El Paso Electric Co.*	23,591
3,851	Entergy Corp.	434,778
12,443	Exelon Corp.	970,554
5,923	FirstEnergy Corp.	410,049
6,897	FPL Group, Inc.	440,925
1,490	Great Plains Energy, Inc.	46,369
1,492	Hawaiian Electric Industries, Inc.	36,554
795	Idacorp, Inc.	26,402
2,849	Northeast Utilities	86,638
3,497	Pepco Holdings, Inc.	104,420
1,840	Pinnacle West Capital Corp.	85,431
7,054	PPL Corp.	324,202
4,670	Progress Energy, Inc.	233,920
6,295	Reliant Energy, Inc.*	161,278
4,099	Sierra Pacific Resources*	77,717
13,783	Southern Co.	496,326
651	Unisource Energy Corp.	23,781
1,611	Westar Energy, Inc.	42,708
		5,463,571
	Gas Utilities – 7.0%

1,446	AGL Resources, Inc.	61,686
1,644	Atmos Energy Corp.	53,249
1,210	Energen Corp.	71,293
2,109	Equitable Resources, Inc.	109,710
1,303	National Fuel Gas Co.	59,365
513	New Jersey Resources Corp.	28,102
817	Nicor, Inc.	38,358
512	Northwest Natural Gas Co.	25,513
1,911	Oneok, Inc.	103,385
1,312	Piedmont Natural Gas Co.	34,821
1,572	Questar Corp.	169,792
2,086	Southern Union Co.	72,593
770	Southwest Gas Corp.	29,383
1,948	UGI Corp.	56,103
912	WGL Holdings, Inc.	32,166
		945,519
	Independent Power Producers & Energy Traders – 11.8%

12,173	AES Corp. (The)*	288,865
3,312	Constellation Energy Group, Inc.	303,942
4,770	Mirant Corp.*	221,328
2,270	NRG Energy, Inc.*	199,511
8,562	TXU Corp.	577,507
		1,591,153
	Multi-Utilities – 26.3%

2,155	Alliant Energy Corp.	93,096
3,791	Ameren Corp.	201,188
6,928	Aquila, Inc.*	29,583
978	Avista Corp.	22,905
615	Black Hills Corp.	25,209
5,098	Centerpoint Energy, Inc.	96,505
4,100	CMS Energy Corp.	74,825
4,755	Consolidated Edison, Inc.	232,139
6,548	Dominion Resources, Inc.	580,087
3,300	DTE Energy Co.	174,504
2,733	Energy East Corp.	66,057
1,385	Integrys Energy Group, Inc.	77,421
3,236	KeySpan Corp.	134,844
5,021	NiSource, Inc.	111,516
661	NorthWestern Corp.	21,787
1,980	NSTAR	68,963
6,510	PG&E Corp.	320,683
1,279	PNM Resources, Inc.	37,743
4,661	Public Service Enterprise Group, Inc.	414,549
2,132	Puget Energy, Inc.	53,748
1,954	SCANA Corp.	82,830
4,249	Sempra Energy	260,549
3,866	TECO Energy, Inc.	67,887
1,409	Vectren Corp.	40,805
2,171	Wisconsin Energy Corp.	105,142
7,439	Xcel Energy, Inc.	170,725
		3,565,290

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Oil, Gas & Consumable Fuels – 2.3%

11,636	Spectra Energy Corp.	$309,867

	Water Utilities – 0.4%

2,447	Aqua America, Inc.	55,938
	Total Common Stock (Cost $10,659,392)	11,977,220

Principal Amount
	Repurchase Agreements – 9.9%

$825,191	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $825,311 **	825,191
522,060	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $522,136 ***	522,060
	Total Repurchase Agreements (Cost $1,347,251)	1,347,251
	Total Investments (Cost $12,006,643) – 98.4%	13,324,471
	Other assets less liabilities — 1.6%	216,587
	Net Assets – 100.0%	$13,541,058

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*	Non-income producing security

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $840,557. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $530,319. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,356,618
Aggregate gross unrealized depreciation	(39,067)
Net unrealized appreciation	$1,317,551
Federal income tax cost of investments	$12,006,920

Swap Agreements

Ultra Utilities had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 06/27/07	$14,915,291	$202,700

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Short QQQ®

Principal Amount		Value
	Repurchase Agreements (a) – 101.1%

$56,957,453	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $56,965,755 *	$56,957,453
36,036,667	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $36,041,920 **	36,036,667
	Total Investments (Cost $92,994,120) †	92,994,120
	Liabilities in excess of other assets — (1.1)%	(1,031,736)
	Net Assets – 100.0%	$91,962,384

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $58,018,054. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $36,606,781. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini NASDAQ-100® Futures Contracts	157	June - 07	$6,067,265	$(89,505)

Cash collateral in the amount of $408,159 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

Short QQQ® had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 06/27/07	$(15,569,766)	$(271,256)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 06/27/07	(8,437,146)	(125,434)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 06/27/07	(57,547,441)	(855,553)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 06/27/07	(3,040,677)	(45,206)
		$(1,297,449)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Short Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) – 97.1%

$71,961,369	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $71,971,858 *	$71,961,369
51,057,773	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $51,065,215 **	51,057,773
	Total Investments (Cost $123,019,142) †	123,019,142
	Other assets less liabilities — 2.9%	3,679,541
	Net Assets – 100.0%	$126,698,683

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $73,301,357. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $51,865,526. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	119	June - 07	$8,117,585	$(127,305)

Cash collateral in the amount of $301,981 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

Short Dow30SM had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 06/27/07	$(47,063,955)	$(337,024)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 06/27/07	(70,639,818)	(542,458)
		$(879,482)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Short S&P500®

Principal Amount		Value
	Repurchase Agreements (a) – 100.6%

$114,284,560	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $114,301,217 *	$114,284,560
72,307,213	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $72,317,752 **	72,307,213
	Total Investments (Cost $186,591,773) †	186,591,773
	Liabilities in excess of other assets — (0.6)%	(1,037,232)
	Net Assets – 100.0%	$185,554,541

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $116,412,645. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $73,451,139. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	171	June - 07	$13,105,013	$(167,978)

Cash collateral in the amount of $573,280 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

Short S&P500® had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index, expiring 06/27/07	$(64,664,261)	$(564,846)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 06/27/07	(95,292,656)	(795,223)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 06/27/07	(11,067,713)	(92,357)
		$(1,452,426)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Short MidCap400

Principal Amount		Value
	Repurchase Agreements (a) – 98.3%

$66,766,906	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $66,776,638 *	$66,766,906
42,243,055	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $42,249,212 **	42,243,055
	Total Investments (Cost $109,009,961) †	109,009,961
	Other assets less liabilities — 1.7%	1,880,256
	Net Assets – 100.0%	$110,890,217

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $68,010,169. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $42,911,355. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini S&P MidCap400 Futures Contracts	79	June - 07	$7,249,040	$(170,488)

Cash collateral in the amount of $270,801 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

Short MidCap400 had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 06/27/07	$(21,654,841)	$(353,791)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 06/27/07	(13,388,927)	(222,288)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 06/27/07	(67,002,499)	(1,112,215)
		$(1,688,294)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Short SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) – 101.5%

$6,067,442	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $6,068,326 *	$6,067,442
3,838,837	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,839,397 **	3,838,837
	Total Investments (Cost $9,906,279) †	9,906,279
	Liabilities in excess of other assets — (1.5)%	(143,375)
	Net Assets – 100.0%	$9,762,904

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $6,180,423. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $3,899,569. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 06/27/07	$(9,623,554)	$(111,773)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

Short Russell2000

Principal Amount		Value
	Repurchase Agreements (a) – 80.7%

$12,265,296	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $12,267,084 *	$12,265,296
7,760,185	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $7,761,316 **	7,760,185
	Total Investments (Cost $20,025,481) †	20,025,481
	Other assets less liabilities — 19.3%	4,796,532
	Net Assets – 100.0%	$24,822,013

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $12,493,687. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $7,882,954. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	28	June - 07	$2,371,880	$(37,754)

Cash collateral in the amount of $70,177 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

Short Russell2000 had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 06/27/07	$(22,272,874)	$(228,018)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort QQQ®

Principal Amount		Value
	Repurchase Agreements (a) – 97.2%

$1,378,644,314	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,378,845,256 *	$1,378,644,314
872,260,682	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $872,387,817 **	872,260,682
	Total Investments (Cost $2,250,904,996) †	2,250,904,996
	Other assets less liabilities — 2.8%	64,381,924
	Net Assets – 100.0%	$2,315,286,920

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $1,404,315,961. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $886,060,164. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini NASDAQ-100® Index Futures Contracts	3,891	June - 07	$150,367,695	$(1,586,788)

Cash collateral in the amount of $10,381,123 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 06/27/07	$(679,709,790)	$(9,095,449)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 06/27/07	(1,301,933,381)	(19,355,715)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 06/27/07	(1,164,467,512)	(17,312,044)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 06/27/07	(1,268,223,866)	(19,753,704)
		$(65,516,912)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) – 105.9%

$373,066,053	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $373,120,429 *	$373,066,053
236,036,842	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $236,071,245 **	236,036,842
	Total Investments (Cost $690,102,895) †	609,102,895
	Liabilities in excess of other assets — (5.9)%	(33,818,177)
	Net Assets – 100.0%	$575,284,718

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $380,012,892. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $239,771,031. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	620	June - 07	$42,293,300	$(244,442)

Cash collateral in the amount of $1,232,406 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 06/27/07	$(459,477,256)	$(3,528,422)
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 06/27/07	(640,380,083)	(5,053,522)
		$(8,581,944)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort S&P500®

Principal Amount		Value
	Repurchase Agreements (a) – 101.5%

$585,408,060	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $585,493,385 *	$585,408,060
370,384,463	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $370,438,448 **	370,384,463
	Total Investments (Cost $955,792,523) †	955,792,523
	Liabilities in excess of other assets — (1.5)%	(13,856,413)
	Net Assets – 100.0%	$941,936,110

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $596,308,906. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $376,244,080. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	906	June - 07	$69,433,575	$(432,287)

Cash collateral in the amount of $2,248,155 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index, expiring 06/27/07	$(87,507,148)	$(730,224)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 06/27/07	(848,207,048)	(7,078,338)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 06/27/07	(864,502,539)	(7,434,407)
		$(15,242,969)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort MidCap400

Principal Amount		Value
	Repurchase Agreements (a) – 101.4%

$117,184,575	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $117,201,655 *	$117,184,575
74,142,037	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $74,152,843 **	74,142,037
	Total Investments (Cost $191,326,612) †	191,326,612
	Liabilities in excess of other assets — (1.4)%	(2,584,267)
	Net Assets – 100.0%	$188,742,345

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $119,366,662. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $75,314,991. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini S&P MidCap400 Futures Contracts	120	June - 07	$11,011,200	$(116,663)

Cash collateral in the amount of $288,472 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 06/27/07	$(96,978,132)	$(1,610,066)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 06/27/07	(23,398,706)	(388,409)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 06/27/07	(240,068,243)	(4,145,966)
		$(6,144,441)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) – 102.5%

$13,916,641	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $13,918,669 *	$13,916,641
8,804,982	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $8,806,266 **	8,804,982
	Total Investments (Cost $22,721,623) †	22,721,623
	Liabilities in excess of other assets — (2.5)%	(547,308)
	Net Assets – 100.0%	$22,174,315

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $14,175,782. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $8,944,280. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 06/27/07	$(43,972,071)	$(511,801)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Russell2000

Principal Amount		Value
	Repurchase Agreements (a) – 99.8%

$128,612,200	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $128,630,946 *	$128,612,200
81,372,233	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $81,384,093 **	81,372,233
	Total Investments (Cost $209,984,433) †	209,984,433
	Other assets less liabilities — 0.2%	476,602
	Net Assets – 100.0%	$210,461,035

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $131,007,080. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $82,659,571. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	205	June - 07	$17,365,550	$(232,633)

Cash collateral in the amount of $613,139 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

Swap Agreements

UltraShort Russell2000 had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 06/27/07	$(400,311,609)	$(4,605,561)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Russell1000 Value

Principal Amount		Value
	Repurchase Agreements (a) – 101.8%

$3,034,177	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,034,619 *	$3,034,177
1,919,707	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,919,987 **	1,919,707
	Total Investments (Cost $4,953,884) †	4,953,884
	Liabilities in excess of other assets — (1.8)%	(87,706)
	Net Assets – 100.0%	$4,866,178

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $3,090,676. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $1,950,078. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell1000 Value had the following swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Value Index, expiring 06/27/07	$(9,647,866)	$(65,340)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Russell1000 Growth

Principal Amount		Value
	Repurchase Agreements (a) – 102.8%

$3,073,565	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,074,013 *	$3,073,565
1,944,628	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,944,911 **	1,944,628
	Total Investments (Cost $5,018,193) †	5,018,193
	Liabilities in excess of other assets — (2.8)%	(137,653)
	Net Assets – 100.0%	$4,880,540

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $3,130,798. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $1,975,393. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 06/27/07	$(9,650,359)	$(115,243)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Russell MidCap Value

Principal Amount		Value
	Repurchase Agreements (a) – 102.7%

$3,100,687	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,101,138 *	$3,100,687
1,961,787	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,962,073 **	1,961,787
	Total Investments (Cost $5,062,474) †	5,062,474
	Liabilities in excess of other assets — (2.7)%	(131,607)
	Net Assets – 100.0%	$4,930,867

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $3,158,424. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $1,992,823. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 06/27/07	$(9,765,707)	$(109,190)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Russell MidCap Growth

Principal Amount		Value
	Repurchase Agreements (a) – 103.8%

$3,070,337	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,070,784 *	$3,070,337
1,942,585	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,942,868 **	1,942,585
	Total Investments (Cost $5,012,922) †	5,012,922
	Liabilities in excess of other assets — (3.8)%	(182,282)
	Net Assets – 100.0%	$4,830,640

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $3,127,509. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $1,973,318. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 06/27/07	$(9,546,155)	$(157,731)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Russell2000 Value

Principal Amount		Value
	Repurchase Agreements (a) – 102.5%

$3,232,915	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,233,387 *	$3,232,915
2,045,448	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $2,045,746 **	2,045,448
	Total Investments (Cost $5,278,363) †	5,278,363
	Liabilities in excess of other assets — (2.5)%	(128,756)
	Net Assets – 100.0%	$5,149,607

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $3,293,115. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $2,077,808. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 06/27/07	$(10,218,251)	$(105,863)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Russell2000 Growth

Principal Amount		Value
	Repurchase Agreements (a) – 102.8%

$9,288,766	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $9,290,120 *	$9,288,766
5,876,952	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $5,877,808 **	5,876,952
	Total Investments (Cost $15,165,718) †	15,165,718
	Liabilities in excess of other assets — (2.8)%	(415,885)
	Net Assets – 100.0%	$14,749,833

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $9,461,732. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $5,969,927. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Growth Index, expiring 06/27/07	$(29,165,061)	$(388,507)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Basic Materials

Principal Amount		Value
	Repurchase Agreements (a) – 104.0%

$5,070,587	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $5,071,326 *	$5,070,587
3,207,923	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,208,391 **	3,207,923
	Total Investments (Cost $8,278,510) †	8,278,510
	Liabilities in excess of other assets — (4.0)%	(317,121)
	Net Assets – 100.0%	$7,961,389

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $5,165,006. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by various asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $3,258,674. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 06/27/07	$(15,653,143)	$(292,201)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Consumer Goods

Principal Amount		Value
	Repurchase Agreements (a) – 101.4%

$6,028,314	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $6,029,193 *	$6,028,314
3,813,831	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,814,387 **	3,813,831
	Total Investments (Cost $9,842,145) †	9,842,145
	Liabilities in excess of other assets — (1.4)%	(131,503)
	Net Assets – 100.0%	$9,710,642

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $6,140,567. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $3,874,167. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 06/27/07	$(19,254,947)	$(105,459)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Consumer Services

Principal Amount		Value
	Repurchase Agreements (a) – 102.2%

$3,169,066	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,169,528 *	$3,169,066
2,004,920	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $2,005,212 **	2,004,920
	Total Investments (Cost $5,173,986) †	5,173,986
	Liabilities in excess of other assets — (2.2)%	(113,178)
	Net Assets – 100.0%	$5,060,808

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $3,228,077. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $2,036,639. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index, expiring 06/27/07	$(9,996,286)	$(88,074)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Financials

Principal Amount		Value
	Repurchase Agreements (a) – 101.3%

$34,864,021	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $34,869,103 *	$34,864,021
22,056,830	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $22,060,045 **	22,056,830
	Total Investments (Cost $56,920,851) †	56,920,851
	Liabilities in excess of other assets — (1.3)%	(707,777)
	Net Assets – 100.0%	$56,213,074

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $35,513,222. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $22,405,777. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Financials had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 06/27/07	$(111,750,949)	$(647,931)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Health Care

Principal Amount		Value
	Repurchase Agreements (a) – 100.4%

$5,882,002	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $5,882,859 *	$5,882,002
3,721,266	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,721,809 **	3,721,266
	Total Investments (Cost $9,603,268) †	9,603,268
	Liabilities in excess of other assets — (0.4)%	(38,968)
	Net Assets – 100.0%	$9,564,300

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $5,991,530. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $3,780,139. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 06/27/07	$(19,097,269)	$(13,147)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Industrials

Principal Amount		Value
	Repurchase Agreements (a) – 103.6%

$2,709,652	Bank of America Corp., 5.32, dated 05/31/07, due 06/01/07, total to be received $2,710,048%*	$2,709,652
1,714,270	UBS Warburg LLC, 5.32, dated 05/31/07, due 06/01/07, total to be received $1,714,520%*	1,714,270
	Total Investments (Cost $4,423,922) †	4,423,922
	Liabilities in excess of other assets — (3.6)%	(155,038)
	Net Assets – 100.0%	$4,268,884

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $2,760,109. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $1,741,390. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 06/27/07	$(8,411,576)	$(130,615)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Oil & Gas

Principal Amount		Value
	Repurchase Agreements (a) – 90.1%

$16,879,121	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $16,881,581 *	$16,879,121
10,678,628	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $10,680,184 **	10,678,628
	Total Investments (Cost $27,557,749) †	27,557,749
	Other assets less liabilities — 9.9%	3,037,429
	Net Assets – 100.0%	$30,595,178

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $17,193,426. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $10,847,568. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 06/27/07	$(60,265,428)	$(760,555)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Real Estate

Principal Amount		Value
	Repurchase Agreements (a) – 86.3%

$51,704,594	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $51,712,130 *	$51,704,594
32,711,070	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $32,715,838 **	32,711,070
	Total Investments (Cost $84,415,664) †	84,415,664
	Other assets less liabilities — 13.7%	13,413,507
	Net Assets – 100.0%	$97,829,171

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $52,667,382. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $33,228,571. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 06/27/07	$(191,440,041)	$(4,581,105)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Semiconductors

Principal Amount		Value
	Repurchase Agreements (a) – 101.6%

$5,752,123	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $5,752,961 *	$5,752,123
3,639,099	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $3,639,630 **	3,639,099
	Total Investments (Cost $9,391,222) †	9,391,222
	Liabilities in excess of other assets — (1.6)%	(144,723)
	Net Assets – 100.0%	$9,246,499

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $5,859,233. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $3,696,671. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorSM Index, expiring 06/27/07	$(18,420,890)	$(119,321)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Technology

Principal Amount		Value
	Repurchase Agreements (a) – 103.2%

$2,986,938	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received 2,987,373 *	$2,986,938
1,889,695	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $1,889,970 **	1,889,695
	Total Investments (Cost $4,876,633) †	4,876,633
	Liabilities in excess of other assets — (3.2)%	(149,424)
	Net Assets – 100.0%	$4,727,209

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $3,042,558. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $1,919,592. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Technology had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index, expiring 06/27/07	$(9,327,944)	$(124,669)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2007

UltraShort Utilities

Principal Amount		Value
	Repurchase Agreements (a) – 77.3%

$7,731,184	Bank of America Corp., 5.32%, dated 05/31/07, due 06/01/07, total to be received $7,732,310 *	$7,731,184
4,891,477	UBS Warburg LLC, 5.32%, dated 05/31/07, due 06/01/07, total to be received $4,892,190 **	4,891,477
	Total Investments (Cost $12,622,661) †	12,622,661
	Other assets less liabilities — 22.7%	3,706,895
	Net Assets – 100.0%	$16,329,556

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 5.50% to 6.00%, due 12/15/20 to 1/15/37; Federal National Mortgage Association 5.00% to 5.87%, due 6/25/33 to 4/25/37; Government National Mortgage Association 3.94% to 4.50%, due 8/16/25 to 7/16/40, which had a total value of $7,875,145. The investment in the repurchase agreement was through participation in a pooled account.

**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by asset backed securities at the date of this Schedule of Portfolio Investments as follows: U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp. 0% to 20.16%, due 6/15/13 to 2/25/43; Federal National Mortgage Association 0% due 11/25/07 to 6/25/47; Government National Mortgage Association 0% to 6.50%, due 5/25/25 to 5/20/37; Vendee Mortgage Trust 7.75%, due 5/15/22, which had a total value of $4,968,862. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreement as of May 31, 2007:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 06/27/07	$(32,272,427)	$(370,317)

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities

May 31, 2007

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
ASSETS:
Securities and repurchase agreements, at cost	$229,555,399	$114,396,936	$218,658,014	$94,059,784	$11,952,219	$29,133,437
Securities, at value	216,656,455	107,437,306	211,771,206	89,978,308	10,909,263	26,523,589
Repurchase agreements, at value	30,224,940	15,070,797	29,101,121	13,595,472	1,800,047	3,942,947
Total Investment Securities	246,881,395	122,508,103	240,872,327	103,573,780	12,709,310	30,466,536

Cash	—	—	—	—	36	—
Segregated cash balances with brokers for futures contracts	1,627,212	379,186	844,559	371,756	—	162,344
Dividends and interest receivable	157,133	224,610	388,031	77,485	5,194	16,797
Receivable for investments sold	7,171,822	—	290,517	1,873,396	90,892	109,388
Receivable for capital shares issued	757	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	11,982
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Swap receivable	59,388	—	—	674,253	—	—
Unrealized appreciation on swap agreements	3,852,731	987,492	2,106,887	1,795,778	158,071	348,133
Total Assets	259,750,438	124,099,391	244,502,321	108,366,448	12,963,503	31,115,180

LIABILITIES:
Cash overdraft	—	—	64	—	—	—
Payable for investments purchased	4,225,402	—	690,068	4,263,891	523,638	1,099,319
Payable for capital shares redeemed	7,020,434	—	—	—	—	—
Advisory and Management Services fees payable	147,106	82,282	142,605	32,448	2,419	—
Custodian fees payable	20,054	4,600	32,235	40,554	18,010	64,033
Offering costs payable	—	—	—	—	44	73
Administration fees payable	15,794	11,080	14,779	10,964	2,040	4,914
Trustee fees payable	726	195	530	215	47	97
Licensing fees payable	17,140	12,139	4,501	3,072	15,000	15,000
Professional fees payable	25,357	19,424	23,691	20,208	8,772	10,382
Payable for organization costs	—	—	—	—	—	—
Payable for variation margin on futures contracts	5,734	6,191	4,727	1,957	—	4,931
Swap payable	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Other liabilities	11,258	7,018	9,814	7,419	557	868
Total Liabilities	11,489,005	142,929	923,014	4,380,728	570,527	1,199,617
NET ASSETS	$248,261,433	$123,956,462	$243,579,307	$103,985,720	$12,392,976	$29,915,563

NET ASSETS CONSIST OF:
Paid in Capital	$188,615,118	$102,908,170	$203,372,130	$81,265,850	$9,880,915	$25,350,312
Accumulated undistributed net investment income (loss)	(39,267)	271,915	543,931	117,699	43,031	110,770
Accumulated net realized gains (losses) on investments	37,100,165	11,127,740	14,295,286	10,804,995	1,553,868	2,614,889
Net unrealized appreciation (depreciation) on:
Investments	17,325,996	8,111,167	22,214,313	9,513,996	757,091	1,333,099
Futures contracts	1,406,690	549,978	1,046,760	487,402	—	158,360
Swap agreements	3,852,731	987,492	2,106,887	1,795,778	158,071	348,133
NET ASSETS	$248,261,433	$123,956,462	$243,579,307	$103,985,720	$12,392,976	$29,915,563

Shares (unlimited number of shares authorized, no par value)	2,625,001	1,275,001	2,475,001	1,050,001	150,001	375,001
Net Asset Value	$94.58	$97.22	$98.42	$99.03	$82.62	$79.77

See accompanying notes to the financial statements.

	Ultra Russell 1000 Value	Ultra Russell 1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell 2000 Value	Ultra Russell 2000 Growth
ASSETS:
Securities and repurchase agreements, at cost	$10,900,113	$11,798,000	$11,763,818	$11,785,346	$11,475,592	$11,644,433
Securities, at value	10,375,413	10,411,204	10,347,651	10,490,621	10,006,636	10,240,637
Repurchase agreements, at value	942,624	1,817,414	1,767,525	1,774,776	1,560,439	1,740,732
Total Investment Securities	11,318,037	12,228,618	12,115,176	12,265,397	11,567,075	11,981,369

Cash	—	18	—	36	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	22,908	12,090	12,381	6,126	8,938	2,444
Receivable for investments sold	36,985	41,995	36,078	27,723	17,527	66,980
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Swap receivable	—	—	—	—	—	—
Unrealized appreciation on swap agreements	79,395	150,111	138,161	204,312	119,687	162,819
Total Assets	11,457,325	12,432,832	12,301,796	12,503,594	11,713,227	12,213,612

LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	21,414	1,019,115	1,013,914	1,022,294	1,037,440	1,046,799
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory and Management Services fees payable	15,847	17,675	14,048	14,972	27,005	27,668
Custodian fees payable	4,549	4,906	3,773	4,039	9,119	8,847
Offering costs payable	—	—	—	—	—	—
Administration fees payable	1,906	1,885	1,874	1,882	1,756	1,809
Trustee fees payable	28	29	29	29	28	28
Licensing fees payable	10,000	10,000	10,000	10,000	10,000	10,000
Professional fees payable	8,680	8,677	8,681	8,679	8,672	8,678
Payable for organization costs	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Swap payable	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Other liabilities	497	496	497	497	490	494
Total Liabilities	62,921	1,062,783	1,052,816	1,062,392	1,094,510	1,104,323
NET ASSETS	$11,394,404	$11,370,049	$11,248,980	$11,441,202	$10,618,717	$11,109,289

NET ASSETS CONSIST OF:
Paid in Capital	$10,502,380	$10,502,380	$10,502,380	$10,502,380	$10,502,380	$10,502,380
Accumulated undistributed net investment income (loss)	60,566	30,134	59,116	20,137	53,757	10,014
Accumulated net realized gains (losses) on investments	334,139	256,806	197,965	234,322	(148,590)	97,140
Net unrealized appreciation (depreciation) on:
Investments	417,924	430,618	351,358	480,051	91,483	336,936
Futures contracts	—	—	—	—	—	—
Swap agreements	79,395	150,111	138,161	204,312	119,687	162,819
NET ASSETS	$11,394,404	$11,370,049	$11,248,980	$11,441,202	$10,618,717	$11,109,289

Shares (unlimited number of shares authorized, no par value)	150,001	150,001	150,001	150,001	150,001	150,001
Net Asset Value	$75.96	$75.80	$74.99	$76.27	$70.79	$74.06

See accompanying notes to the financial statements.

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
ASSETS:
Securities and repurchase agreements, at cost	$12,362,299	$11,293,307	$5,316,411	$10,865,496	$11,153,613	$6,293,202
Securities, at value	11,998,340	10,072,951	4,730,556	9,441,236	10,085,595	5,838,672
Repurchase agreements, at value	1,766,599	1,695,957	743,255	1,592,870	1,617,485	931,251
Total Investment Securities	13,764,939	11,768,908	5,473,811	11,034,106	11,703,080	6,769,923

Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	20,302	7,801	6,613	17,881	22,438	14,670
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	1,104	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Swap receivable	—	—	—	—	—	—
Unrealized appreciation on swap agreements	267,524	69,191	52,732	68,329	8,401	107,623
Total Assets	14,052,765	11,845,900	5,533,156	11,121,420	11,733,919	6,892,216

LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	328,565	304,059	—	303,857	—	336,372
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory and Management Services fees payable	6,216	10,129	1,827	—	11,539	10,877
Custodian fees payable	2,815	2,042	7,955	9,768	2,138	3,246
Offering costs payable	—	—	—	—	—	—
Administration fees payable	2,224	1,922	1,393	1,823	1,992	1,637
Trustee fees payable	33	30	30	36	29	31
Licensing fees payable	11,491	11,346	11,228	11,495	11,351	11,325
Professional fees payable	8,717	8,693	8,518	8,830	8,693	8,956
Payable for organization costs	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Swap payable	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Other liabilities	558	530	516	503	535	531
Total Liabilities	360,619	338,751	31,467	336,312	36,277	372,975
NET ASSETS	$13,692,146	$11,507,149	$5,501,689	$10,785,108	$11,697,642	$6,519,241

NET ASSETS CONSIST OF:
Paid in Capital	$10,502,380	$10,502,380	$5,187,547	$10,997,313	$10,502,380	$4,318,179
Accumulated undistributed net investment income (loss)	74,800	65,268	22,379	98,367	77,897	47,610
Accumulated net realized gains (losses) on investments	1,444,802	394,709	81,631	(547,511)	559,497	1,569,108
Net unrealized appreciation (depreciation) on:
Investments	1,402,640	475,601	157,400	168,610	549,467	476,721
Futures contracts	—	—	—	—	—	—
Swap agreements	267,524	69,191	52,732	68,329	8,401	107,623
NET ASSETS	$13,692,146	$11,507,149	$5,501,689	$10,785,108	$11,697,642	$6,519,241

Shares (unlimited number of shares authorized, no par value)	150,001	150,001	75,001	150,001	150,001	75,001
Net Asset Value	$91.28	$76.71	$73.35	$71.90	$77.98	$86.92

See accompanying notes to the financial statements.

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Utilities	Short QQQ®
ASSETS:
Securities and repurchase agreements, at cost	$25,816,397	$5,005,955	$11,099,737	$5,790,791	$12,006,643	$92,994,120
Securities, at value	24,720,463	4,092,530	10,298,111	5,292,875	11,977,220	—
Repurchase agreements, at value	2,577,489	772,070	1,412,317	819,730	1,347,251	92,994,120
Total Investment Securities	27,297,952	4,864,600	11,710,428	6,112,605	13,324,471	92,994,120

Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	408,159
Dividends and interest receivable	33,809	5,851	19,690	11,325	46,808	15,766
Receivable for investments sold	1,101,064	—	—	5,643	—	—
Receivable for capital shares issued	6,937,650	—	—	—	—	—
Receivable from Advisor	—	483	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Swap receivable	—	—	—	—	—	—
Unrealized appreciation on swap agreements	404,025	105,154	77,348	84,214	202,700	—
Total Assets	35,774,500	4,976,088	11,807,466	6,213,787	13,573,979	93,418,045

LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	7,258,079	312,630	—	329,428	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory and Management Services fees payable	8,036	—	8,343	5,230	7,540	72,600
Custodian fees payable	1,778	4,270	1,255	4,821	2,071	4,950
Offering costs payable	800	—	—	—	—	—
Administration fees payable	2,820	1,592	2,047	1,473	2,347	8,511
Trustee fees payable	62	49	31	29	35	348
Licensing fees payable	12,532	11,885	11,381	11,229	11,572	4,804
Professional fees payable	8,136	8,797	8,687	8,680	8,778	20,395
Payable for organization costs	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	645
Swap payable	—	—	—	—	—	38,096
Unrealized depreciation on swap agreements	—	—	—	—	—	1,297,449
Other liabilities	796	575	531	514	578	7,863
Total Liabilities	7,293,039	339,798	32,275	361,404	32,921	1,455,661
NET ASSETS	$28,481,461	$4,636,290	$11,775,191	$5,852,383	$13,541,058	$91,962,384

NET ASSETS CONSIST OF:
Paid in Capital	$22,380,950	$7,534,008	$10,502,380	$4,797,985	$10,502,380	$113,697,273
Accumulated undistributed net investment income (loss)	95,881	102,961	42,308	20,794	110,286	845,158
Accumulated net realized gains (losses) on investments	4,119,050	(2,964,478)	542,464	627,576	1,407,864	(21,193,093)
Net unrealized appreciation (depreciation) on:
Investments	1,481,555	(141,355)	610,691	321,814	1,317,828	—
Futures contracts	—	—	—	—	—	(89,505)
Swap agreements	404,025	105,154	77,348	84,214	202,700	(1,297,449)
NET ASSETS	$28,481,461	$4,636,290	$11,775,191	$5,852,383	$13,541,058	$91,962,384

Shares (unlimited number of shares authorized, no par value)	300,001	75,001	150,001	75,001	150,001	1,575,001
Net Asset Value	$94.94	$61.82	$78.50	$78.03	$90.27	$58.39

See accompanying notes to the financial statements.

	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000	UltraShort QQQ®
ASSETS:
Securities and repurchase agreements, at cost	$123,019,142	$186,591,773	$109,009,961	$9,906,279	$20,025,481	$2,250,904,996
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	123,019,142	186,591,773	109,009,961	9,906,279	20,025,481	2,250,904,996
Total Investment Securities	123,019,142	186,591,773	109,009,961	9,906,279	20,025,481	2,250,904,996

Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	301,981	573,280	270,801	—	70,177	10,381,123
Dividends and interest receivable	19,112	29,345	17,111	1,450	3,259	377,587
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	4,366,480	—	4,288,310	—	4,985,673	122,404,761
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	2,523	—	—	—	3,461	—
Swap receivable	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total Assets	127,709,238	187,194,398	113,586,183	9,907,729	25,088,051	2,384,068,467

LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory and Management Services fees payable	77,273	138,256	88,004	7,083	10,596	1,483,912
Custodian fees payable	4,590	7,687	4,902	382	689	73,500
Offering costs payable	—	—	—	29	29	—
Administration fees payable	8,578	10,272	8,719	1,371	2,460	27,708
Trustee fees payable	259	521	335	31	32	4,232
Licensing fees payable	13,338	—	—	15,000	15,000	122,298
Professional fees payable	19,943	22,129	20,112	8,714	8,750	74,617
Payable for organization costs	—	—	—	—	—	847
Payable for variation margin on futures contracts	—	649	152	—	—	50,222
Swap payable	—	—	878,981	—	—	1,381,134
Unrealized depreciation on swap agreements	879,482	1,452,426	1,688,294	111,773	228,018	65,516,912
Other liabilities	7,092	7,917	6,467	442	464	46,165
Total Liabilities	1,010,555	1,639,857	2,695,966	144,825	266,038	68,781,547

NET ASSETS	$126,698,683	$185,554,541	$110,890,217	$9,762,904	$24,822,013	$2,315,286,920

NET ASSETS CONSIST OF:
Paid in Capital	$139,900,100	$206,877,661	$131,796,674	$10,501,225	$25,595,128	$2,658,444,815
Accumulated undistributed net investment income (loss)	788,844	1,382,998	898,853	158,070	182,103	15,087,788
Accumulated net realized gains (losses) on investments	(12,983,474)	(21,085,714)	(19,946,528)	(784,618)	(689,446)	(291,141,983)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(127,305)	(167,978)	(170,488)	—	(37,754)	(1,586,788)
Swap agreements	(879,482)	(1,452,426)	(1,688,294)	(111,773)	(228,018)	(65,516,912)
NET ASSETS	$126,698,683	$185,554,541	$110,890,217	$9,762,904	$24,822,013	$2,315,286,920

Shares (unlimited number of shares authorized, no par value)	2,175,001	3,151,429	1,950,001	150,001	375,001	50,100,001
Net Asset Value	$58.25	$58.88	$56.87	$65.09	$66.19	$46.21

See accompanying notes to the financial statements.

	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraShort Russell1000 Value
ASSETS:
Securities and repurchase agreements, at cost	$609,102,895	$955,792,523	$191,326,612	$22,721,623	$209,984,433	$4,953,884
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	609,102,895	955,792,523	191,326,612	22,721,623	209,984,433	4,953,884
Total Investment Securities	609,102,895	955,792,523	191,326,612	22,721,623	209,984,433	4,953,884

Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,232,406	2,248,155	288,472	—	613,139	—
Dividends and interest receivable	94,909	150,688	30,173	3,327	33,859	725
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	7,337,442	15,324,907	3,741,967	—	4,576,242	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	14,575	31,002	—	—	25,085	—
Swap receivable	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total Assets	617,782,227	973,547,275	195,387,224	22,724,950	215,232,758	4,954,609

LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	33,484,893	15,571,623	—	—	—	—
Advisory and Management Services fees payable	313,313	647,319	142,553	11,328	122,966	3,219
Custodian fees payable	21,023	31,333	7,687	646	5,119	320
Offering costs payable	—			43	71	—
Administration fees payable	16,382	20,970	10,470	2,457	9,790	685
Trustee fees payable	694	1,933	495	53	245	28
Licensing fees payable	42,266	—	—	15,000	15,000	10,000
Professional fees payable	25,046	40,741	22,522	8,744	10,531	8,479
Payable for organization costs	204	409	353	—	—	—
Payable for variation margin on futures contracts	—	33,869	1,203	—	—	—
Swap payable	—	—	306,959	—	—	—
Unrealized depreciation on swap agreements	8,581,944	15,242,969	6,144,441	511,801	4,605,561	65,340
Other liabilities	11,744	19,999	8,196	563	2,440	360
Total Liabilities	42,497,509	31,611,165	6,644,879	550,635	4,771,723	88,431
NET ASSETS	$575,284,718	$941,936,110	$188,742,345	$22,174,315	$210,461,035	$4,866,178

NET ASSETS CONSIST OF:
Paid in Capital	$646,287,891	$1,091,790,839	$243,193,462	$25,584,059	$231,295,024	$5,089,322
Accumulated undistributed net investment income (loss)	2,997,682	6,483,285	1,498,522	262,884	1,333,557	85,140
Accumulated net realized gains (losses) on investments	(65,174,469)	(140,662,758)	(49,688,535)	(3,160,827)	(17,329,352)	(242,944)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(244,442)	(432,287)	(116,663)	—	(232,633)	—
Swap agreements	(8,581,944)	(15,242,969)	(6,144,441)	(511,801)	(4,605,561)	(65,340)
NET ASSETS	$575,284,718	$941,936,110	$188,742,345	$22,174,315	$210,461,035	$4,866,178

Shares (unlimited number of shares authorized, no par value)	11,775,001	18,450,001	3,825,001	375,001	3,450,001	75,001
Net Asset Value	$48.86	$51.05	$49.34	$59.13	$61.00	$64.88

See accompanying notes to the financial statements.

	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	UltraShort Basic Materials
ASSETS:
Securities and repurchase agreements, at cost	$5,018,193	$5,062,474	$5,012,922	$5,278,363	$15,165,718	$8,278,510
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	5,018,193	5,062,474	5,012,922	5,278,363	15,165,718	8,278,510
Total Investment Securities	5,018,193	5,062,474	5,012,922	5,278,363	15,165,718	8,278,510

Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	735	741	734	773	2,220	1,212
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Swap receivable	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total Assets	5,018,928	5,063,215	5,013,656	5,279,136	15,167,938	8,279,722

LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory and Management Services fees payable	3,261	3,257	4,613	3,381	8,039	4,299
Custodian fees payable	321	338	418	342	524	397
Offering costs payable	—	—	—	—	—	—
Administration fees payable	693	697	1,053	786	1,788	1,156
Trustee fees payable	29	28	34	33	38	29
Licensing fees payable	10,000	10,000	10,000	10,000	10,000	11,152
Professional fees payable	8,480	8,478	8,689	8,694	8,687	8,624
Payable for organization costs	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Swap payable	—	—	—	—	—	—
Unrealized depreciation on swap agreements	115,243	109,190	157,731	105,863	388,507	292,201
Other liabilities	361	360	478	430	522	475
Total Liabilities	138,388	132,348	183,016	129,529	418,105	318,333
NET ASSETS	$4,880,540	$4,930,867	$4,830,640	$5,149,607	$14,749,833	$7,961,389

NET ASSETS CONSIST OF:
Paid in Capital	$5,027,831	$5,083,321	$5,428,924	$5,252,635	$16,014,947	$10,502,380
Accumulated undistributed net investment income (loss)	85,517	86,987	123,370	112,920	163,296	143,745
Accumulated net realized gains (losses) on investments	(117,565)	(130,251)	(563,923)	(110,085)	(1,039,903)	(2,392,535)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(115,243)	(109,190)	(157,731)	(105,863)	(388,507)	(292,201)
NET ASSETS	$4,880,540	$4,930,867	$4,830,640	$5,149,607	$14,749,833	$7,961,389

Shares (unlimited number of shares authorized, no par value)	75,001	75,001	75,001	75,001	225,001	150,001
Net Asset Value	$65.07	$65.74	$64.41	$68.66	$65.55	$53.08

See accompanying notes to the financial statements.

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas
ASSETS:
Securities and repurchase agreements, at cost	$9,842,145	$5,173,986	$56,920,851	$9,603,268	$4,423,922	$27,557,749
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	9,842,145	5,173,986	56,920,851	9,603,268	4,423,922	27,557,749
Total Investment Securities	9,842,145	5,173,986	56,920,851	9,603,268	4,423,922	27,557,749

Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	1,441	757	8,333	1,406	648	4,034
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	3,825,258
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Swap receivable	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total Assets	9,843,586	5,174,743	56,929,184	9,604,674	4,424,570	31,387,041

LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory and Management Services fees payable	5,199	3,944	31,067	5,004	3,410	6,337
Custodian fees payable	425	390	2,157	417	363	728
Offering costs payable	—	—	—	—	—	—
Administration fees payable	1,366	1,085	7,050	1,320	964	2,278
Trustee fees payable	32	33	113	33	31	62
Licensing fees payable	11,288	11,228	15,518	11,288	11,152	12,327
Professional fees payable	8,673	8,680	10,674	8,666	8,662	8,939
Payable for organization costs	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Swap payable	—	—	—	—	—	—
Unrealized depreciation on swap agreements	105,459	88,074	647,931	13,147	130,615	760,555
Other liabilities	502	501	1,600	499	489	637
Total Liabilities	132,944	113,935	716,110	40,374	155,686	791,863
NET ASSETS	$9,710,642	$5,060,808	$56,213,074	$9,564,300	$4,268,884	$30,595,178

NET ASSETS CONSIST OF:
Paid in Capital	$10,502,380	$5,283,176	$61,064,378	$10,502,380	$6,014,327	$36,272,873
Accumulated undistributed net investment income (loss)	152,722	148,550	601,247	153,333	141,698	279,435
Accumulated net realized gains (losses) on investments	(839,001)	(282,844)	(4,804,620)	(1,078,266)	(1,756,526)	(5,196,575)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(105,459)	(88,074)	(647,931)	(13,147)	(130,615)	(760,555)
NET ASSETS	$9,710,642	$5,060,808	$56,213,074	$9,564,300	$4,268,884	$30,595,178

Shares (unlimited number of shares authorized, no par value)	150,001	75,001	825,001	150,001	75,001	600,001
Net Asset Value	$64.74	$67.48	$68.14	$63.76	$56.92	$50.99

See accompanying notes to the financial statements.

	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities
ASSETS:
Securities and repurchase agreements, at cost	$84,415,664	$9,391,222	$4,876,633	$12,622,661
Securities, at value	—	—	—	—
Repurchase agreements, at value	84,415,664	9,391,222	4,876,633	12,622,661
Total Investment Securities	84,415,664	9,391,222	4,876,633	12,622,661

Cash	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—
Dividends and interest receivable	12,358	1,375	714	1,848
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	18,072,813	—	—	4,102,121
Receivable from Advisor	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—
Swap receivable	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Total Assets	102,500,835	9,392,597	4,877,347	16,726,630

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	—	—	—	—
Advisory and Management Services fees payable	50,864	4,651	3,616	4,824
Custodian fees payable	2,730	420	382	407
Offering costs payable	—	—	—	—
Administration fees payable	7,796	1,257	1,023	1,277
Trustee fees payable	119	32	33	28
Licensing fees payable	16,876	11,243	11,226	11,145
Professional fees payable	10,495	8,677	8,687	8,608
Payable for organization costs	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—
Swap payable	—	—	—	—
Unrealized depreciation on swap agreements	4,581,105	119,321	124,669	370,317
Other liabilities	1,679	497	502	468
Total Liabilities	4,671,664	146,098	150,138	397,074
NET ASSETS	$97,829,171	$9,246,499	$4,727,209	$16,329,556

NET ASSETS CONSIST OF:
Paid in Capital	$95,381,305	$10,502,380	$5,659,895	$18,630,259
Accumulated undistributed net investment income (loss)	755,518	150,274	148,460	137,099
Accumulated net realized gains (losses) on investments	6,273,453	(1,286,834)	(956,477)	(2,067,485)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—
Futures contracts	—	—	—	—
Swap agreements	(4,581,105)	(119,321)	(124,669)	(370,317)
NET ASSETS	$97,829,171	$9,246,499	$4,727,209	$16,329,556

Shares (unlimited number of shares authorized, no par value)	1,275,001	150,001	75,001	300,001
Net Asset Value	$76.73	$61.64	$63.03	$54.43

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations

For the Periods Indicated

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	January 23, 2007* through May 31, 2007	January 23, 2007* through May 31, 2007
INVESTMENT INCOME:
Dividends	$870,546	$1,268,509	$2,190,801	$796,855	$54,194	$136,606
Interest	1,206,510	407,197	839,287	374,599	38,319	73,415
Total Investment Income	2,077,056	1,675,706	3,030,088	1,171,454	92,513	210,021

EXPENSES:
Advisory and management services fees (Note 4)	1,564,420	510,740	1,059,840	470,603	44,217	88,703
Organizational costs (Note 2)	27,774	27,774	27,774	27,774	—	—
Professional fees	30,437	21,354	27,032	22,272	8,880	10,561
Administration fees (Note 5)	94,292	71,496	87,303	71,657	10,427	20,917
Custodian fees (Note 6)	72,181	18,443	95,706	92,455	41,900	116,431
Offering costs (Note 2)	59,831	18,581	35,183	18,599	2,026	3,382
Printing and shareholder reports	19,033	5,506	12,050	5,178	2,428	4,161
Licensing fees	90,024	42,768	23,611	22,182	17,500	15,000
Trustee fees	3,872	1,246	2,430	1,359	50	103
Other fees	17,963	13,339	16,059	13,555	1,494	1,774
Total Gross Expenses before fees waived and/or reimbursed	1,979,827	731,247	1,386,988	745,634	128,922	261,032

LESS:
Fees waived and reimbursed by Advisor (Note 4)	(228,566)	(158,554)	(200,112)	(217,801)	(79,440)	(161,781)
Custodian fees waived (Note 6)	(1,301)	(1,301)	(1,301)	(1,301)	—	—
Total Net Expenses	1,749,960	571,392	1,185,575	526,532	49,482	99,251
Net Investment Income	327,096	1,104,314	1,844,513	644,922	43,031	110,770

NET REALIZED GAIN (LOSS) ON:
Investments	(1,294,895)	132,306	(131,856)	749,977	37,465	(76,434)
Futures contracts	786,807	229,392	372,653	336,361	—	104,660
Swap agreements	32,294,776	12,154,313	20,121,860	10,532,052	1,123,276	1,738,269
In-kind redemptions	22,049,401	4,195,169	—	1,841,316	393,127	848,394
Net realized gain (loss)	53,836,089	16,711,180	20,362,657	13,459,706	1,553,868	2,614,889

NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	17,325,996	8,111,167	22,214,313	9,513,996	757,091	1,333,099
Futures contracts	1,406,690	549,978	1,046,760	487,402	—	158,360
Swap agreements	3,852,731	987,492	2,106,887	1,795,778	158,071	348,133
Change in net unrealized appreciation (depreciation)	22,585,417	9,648,637	25,367,960	11,797,176	915,162	1,839,592
Net realized and unrealized gain (loss)	76,421,506	26,359,817	45,730,617	25,256,882	2,469,030	4,454,481
Change in Net Assets Resulting from Operations	$76,748,602	$27,464,131	$47,575,130	$25,901,804	$2,512,061	$4,565,251

*Commencement of investment operations.

See accompanying notes to the financial statements.

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007
INVESTMENT INCOME:
Dividends	$68,428	$36,471	$64,489	$26,363	$60,430	$16,667
Interest	19,317	20,633	21,699	20,778	19,411	19,759
Total Investment Income	87,745	57,104	86,188	47,141	79,841	36,426

EXPENSES:
Advisory and management services fees (Note 4)	24,296	24,112	24,206	24,142	23,337	23,620
Organizational costs (Note 2)	—	—	—	—	—	—
Professional fees	8,709	8,706	8,710	8,709	8,701	8,707
Administration fees (Note 6)	5,732	5,689	5,711	5,696	5,506	5,573
Custodian fees (Note 7)	8,822	9,583	7,228	7,810	17,887	17,405
Offering costs (Note 2)	756	758	759	764	758	766
Printing and shareholder reports	193	192	193	193	188	190
Licensing fees	15,000	15,000	15,000	15,000	15,000	15,000
Trustee fees	29	28	29	29	28	28
Other fees	1,124	1,124	1,124	1,124	1,120	1,122
Total Gross Expenses before fees waived and/or reimbursed	64,661	65,192	62,960	63,467	72,525	72,411

LESS:
Fees waived and reimbursed by Advisor (Note 4)	(37,482)	(38,222)	(35,888)	(36,463)	(46,441)	(45,999)
Custodian fees waived (Note 6)	—	—	—	—	—
Total Net Expenses	27,179	26,970	27,072	27,004	26,084	26,412
Net Investment Income	60,566	30,134	59,116	20,137	53,757	10,014

NET REALIZED GAIN (LOSS) ON:
Investments	(2,560)	(2,003)	(659)	(3,185)	1,551	7,431
Futures contracts		—	—	—	—	—
Swap agreements	336,699	258,809	198,624	237,507	(150,141)	89,709
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	334,139	256,806	197,965	234,322	(148,590)	97,140

NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	417,924	430,618	351,358	480,051	91,483	336,936
Futures contracts	—	—	—	—	—	—
Swap agreements	79,395	150,111	138,161	204,312	119,687	162,819
Change in net unrealized appreciation (depreciation)	497,319	580,729	489,519	684,363	211,170	499,755
Net realized and unrealized gain (loss)	831,458	837,535	687,484	918,685	62,580	596,895
Change in Net Assets Resulting from Operations	$892,024	$867,669	$746,600	$938,822	$116,337	$606,909

*Commencement of investment operations.

See accompanying notes to the financial statements.

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007
INVESTMENT INCOME:
Dividends	$83,935	$74,724	$29,246	$105,468	$84,921	$55,169
Interest	28,314	24,494	24,267	31,333	27,038	25,953
Total Investment Income	112,249	99,218	53,513	136,801	111,959	81,122

EXPENSES:
Advisory and management services fees (Note 4)	33,435	30,352	27,850	34,392	30,450	29,934
Organizational costs (Note 2)	—	—	—	—	—	—
Professional fees	8,749	8,723	8,548	8,875	8,723	8,987
Administration fees (Note 6)	7,886	7,158	6,569	8,109	7,182	7,061
Custodian fees (Note 7)	5,452	4,638	14,518	17,855	4,057	7,628
Offering costs (Note 2)	1,829	1,796	1,806	2,662	1,789	1,825
Printing and shareholder reports	1,675	1,639	1,643	2,344	1,637	1,662
Licensing fees	16,490	16,346	16,228	16,495	16,351	16,325
Trustee fees	35	34	33	40	32	34
Other fees	1,404	1,383	1,373	1,418	1,384	1,385
Total Gross Expenses before fees waived and/or reimbursed	76,955	72,069	78,568	92,190	71,605	74,841

LESS:
Fees waived and reimbursed by Advisor (Note 4)	(39,506)	(38,119)	(47,434)	(53,756)	(37,543)	(41,329)
Custodian fees waived (Note 6)	—	—	—	—	—	—
Total Net Expenses	37,449	33,950	31,134	38,434	34,062	33,512
Net Investment Income	74,800	65,268	22,379	98,367	77,897	47,610

NET REALIZED GAIN (LOSS) ON:
Investments	25,678	(2,689)	43,623	(258,588)	(8,642)	(932)
Futures contracts	—	—	—	—	—	—
Swap agreements	1,419,124	397,398	38,008	(288,923)	568,139	1,044,518
In-kind redemptions	—	—	—	—	—	525,522
Net realized gain (loss)	1,444,802	394,709	81,631	(547,511)	559,497	1,569,108

NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	1,402,640	475,601	157,400	168,610	549,467	476,721
Futures contracts	—	—	—	—	—	—
Swap agreements	267,524	69,191	52,732	68,329	8,401	107,623
Change in net unrealized appreciation (depreciation)	1,670,164	544,792	210,132	236,939	557,868	584,344
Net realized and unrealized gain (loss)	3,114,966	939,501	291,763	(310,572)	1,117,365	2,153,452
Change in Net Assets Resulting from Operations	$3,189,766	$1,004,769	$314,142	$(212,205)	$1,195,262	$2,201,062

*Commencement of investment operations.

See accompanying notes to the financial statements.

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Utilities	Short QQQ
	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	June 19, 2006* through May 31, 2007
INVESTMENT INCOME:
Dividends	$104,686	$107,038	$49,278	$27,349	$122,475	$—
Interest	55,420	44,524	27,800	24,579	27,186	4,708,841
Total Investment Income	160,106	151,562	77,078	51,928	149,661	4,708,841

EXPENSES:
Advisory and management services fees (Note 4)	57,313	43,552	31,086	27,833	35,161	750,988
Organizational costs (Note 2)	—	—	—	—	—	27,774
Professional fees	8,196	8,857	8,718	8,710	8,809	23,976
Administration fees (Note 6)	13,520	10,271	7,331	6,565	8,293	69,740
Custodian fees (Note 7)	3,843	8,007	2,666	9,501	3,983	24,868
Offering costs (Note 2)	4,318	3,531	1,789	1,788	1,809	31,784
Printing and shareholder reports	3,277	3,147	1,624	1,628	1,672	8,687
Licensing fees	17,532	16,885	16,380	16,229	16,572	49,456
Trustee fees	68	55	33	32	37	2,406
Other fees	1,602	1,499	1,385	1,371	1,414	14,799
Total Gross Expenses before fees waived and/or reimbursed	109,669	95,804	71,012	73,657	77,750	1,004,478

LESS:
Fees waived and reimbursed by Advisor (Note 4)	(45,444)	(47,203)	(36,242)	(42,523)	(38,375)	(164,375)
Custodian fees waived (Note 6)	—	—	—	—	—	(1,301)
Total Net Expenses	64,225	48,601	34,770	31,134	39,375	838,802
Net Investment Income	95,881	102,961	42,308	20,794	110,286	3,870,039

NET REALIZED GAIN (LOSS) ON:
Investments	(3,557)	(1,146,917)	(4,893)	202,782	(714)	—
Futures contracts	—	—	—	—	—	(1,354,533)
Swap agreements	2,964,385	(1,817,561)	547,357	424,794	1,408,578	(19,838,560)
In-kind redemptions	1,158,222	—	—	—	—	—
Net realized gain (loss)	4,119,050	(2,964,478)	542,464	627,576	1,407,864	(21,193,093)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	1,481,555	(141,355)	610,691	321,814	1,317,828	—
Futures contracts	—	—	—	—	—	(89,505)
Swap agreements	404,025	105,154	77,348	84,214	202,700	(1,297,449)
Change in net unrealized appreciation (depreciation)	1,885,580	(36,201)	688,039	406,028	1,520,528	(1,386,954)
Net realized and unrealized gain (loss)	6,004,630	(3,000,679)	1,230,503	1,033,604	2,928,392	(22,580,047)
Change in Net Assets Resulting from Operations	$6,100,511	$(2,897,718)	$1,272,811	$1,054,398	$3,038,678	$(18,710,008)

*Commencement of investment operations.

See accompanying notes to the financial statements.

	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000	UltraShort QQQ®
	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	January 23, 2007* through May 31, 2007	January 23, 2007* through May 31, 2007	July 11, 2006* through May 31, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,234,208	5,638,135	5,129,450	192,002	222,626	38,534,192
Total Investment Income	3,234,208	5,638,135	5,129,450	192,002	222,626	38,534,192

EXPENSES:
Advisory and management services fees (Note 4)	515,515	908,586	822,035	30,376	36,273	6,245,499
Organizational costs (Note 2)	27,774	27,774	27,774	—	—	—
Professional fees	21,938	25,719	23,803	8,781	8,817	87,042
Administration fees (Note 6)	62,035	74,557	68,669	5,735	6,845	122,515
Custodian fees (Note 7)	17,783	29,255	26,981	787	1,276	179,808
Offering costs (Note 2)	19,224	37,477	22,742	1,323	1,322	133,610
Printing and shareholder reports	6,978	10,898	9,236	1,598	1,597	61,204
Licensing fees	46,011	18,068	17,973	17,500	15,000	307,602
Trustee fees	1,308	2,728	2,031	34	34	11,634
Other fees	13,522	15,646	14,638	1,368	1,390	46,432
Total Gross Expenses before fees waived and/or reimbursed	732,088	1,150,708	1,035,882	67,502	72,554	7,195,346

LESS:
Fees waived and reimbursed by Advisor (Note 4)	(154,968)	(134,481)	(116,362)	(33,570)	(32,031)	(222,692)
Custodian fees waived (Note 6)	(1,301)	(1,301)	(1,301)	—	—	(686)
Total Net Expenses	575,819	1,014,926	918,219	33,932	40,523	6,971,968
Net Investment Income	2,658,389	4,623,209	4,211,231	158,070	182,103	31,562,224

NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(817,305)	(1,404,974)	(1,320,047)	—	(52,978)	(11,183,831)
Swap agreements	(12,166,169)	(19,680,740)	(18,626,481)	(784,618)	(636,468)	(279,958,152)
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	(12,983,474)	(21,085,714)	(19,946,528)	(784,618)	(689,446)	(291,141,983)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	(127,305)	(167,978)	(170,488)	—	(37,754)	(1,586,788)
Swap agreements	(879,482)	(1,452,426)	(1,688,294)	(111,773)	(228,018)	(65,516,912)
Change in net unrealized appreciation (depreciation)	(1,006,787)	(1,620,404)	(1,858,782)	(111,773)	(265,772)	(67,103,700)
Net realized and unrealized gain (loss)	(13,990,261)	(22,706,118)	(21,805,310)	(896,391)	(955,218)	(358,245,683)
Change in Net Assets Resulting from Operations	$(11,331,872)	$(18,082,909)	$(17,594,079)	$(738,321)	$(773,115)	$(326,683,459)

*Commencement of investment operations.

See accompanying notes to the financial statements.

	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraShort Russell1000 Value
	July 11, 2006* through May 31, 2007	July 11, 2006* through May 31, 2007	July 11, 2006* through May 31, 2007	January 23, 2007* through May 31, 2007	January 23, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	7,887,701	17,676,490	5,266,463	318,302	1,638,654	103,330
Total Investment Income	7,887,701	17,676,490	5,266,463	318,302	1,638,654	103,330

EXPENSES:
Advisory and management services fees (Note 4)	1,275,691	2,838,605	839,880	49,659	273,424	16,281
Organizational costs (Note 2)	—	—	—	—	—	—
Professional fees	28,053	47,348	25,603	8,844	10,697	8,509
Administration fees (Note 6)	74,904	99,728	66,188	9,372	28,834	3,073
Custodian fees (Note 7)	44,556	84,211	26,960	1,307	7,503	495
Offering costs (Note 2)	33,555	69,867	31,105	1,971	3,278	799
Printing and shareholder reports	12,990	29,674	9,678	2,397	5,235	97
Licensing fees	81,850	17,903	17,930	17,500	15,000	15,000
Trustee fees	2,413	5,742	2,196	57	251	28
Other fees	16,468	24,863	14,533	1,493	2,814	1,074
Total Gross Expenses before fees waived and/or reimbursed	1,570,480	3,217,941	1,034,073	92,600	347,036	45,356

LESS:
Fees waived and reimbursed by Advisor (Note 4)	(145,884)	(48,162)	(96,058)	(37,182)	(41,939)	(27,166)
Custodian fees waived (Note 6)	(686)	(686)	(686)	—	—	—
Total Net Expenses	1,423,910	3,169,093	937,329	55,418	305,097	18,190
Net Investment Income	6,463,791	14,507,397	4,329,134	262,884	1,333,557	85,140

NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(2,483,457)	(5,220,403)	(1,530,589)	—	(766,230)	—
Swap agreements	(62,691,012)	(135,442,355)	(48,157,946)	(3,160,827)	(16,563,122)	(242,944)
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	(65,174,469)	(140,662,758)	(49,688,535)	(3,160,827)	(17,329,352)	(242,944)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	(244,442)	(432,287)	(116,663)	—	(232,633)	—
Swap agreements	(8,581,944)	(15,242,969)	(6,144,441)	(511,801)	(4,605,561)	(65,340)
Change in net unrealized appreciation (depreciation)	(8,826,386)	(15,675,256)	(6,261,104)	(511,801)	(4,838,194)	(65,340)
Net realized and unrealized gain (loss)	(74,000,855)	(156,338,014)	(55,949,639)	(3,672,628)	(22,167,546)	(308,284)
Change in Net Assets Resulting from Operations	$(67,537,064)	$(141,830,617)	$(51,620,505)	$(3,409,744)	$(20,833,989)	$(223,144)

*Commencement of investment operations.

See accompanying notes to the financial statements.

	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	UltraShort Basic Materials
	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	103,828	105,219	149,148	135,442	196,564	172,892
Total Investment Income	103,828	105,219	149,148	135,442	196,564	172,892

EXPENSES:
Advisory and management services fees (Note 4)	16,386	16,316	23,077	20,153	29,791	26,137
Organizational costs (Note 2)	—	—	—	—	—	—
Professional fees	8,511	8,509	8,719	8,725	8,718	8,651
Administration fees (Note 6)	3,093	3,080	4,360	3,806	5,626	4,934
Custodian fees (Note 7)	498	520	674	598	866	736
Offering costs (Note 2)	796	795	790	796	788	1,719
Printing and shareholder reports	98	97	194	152	235	1,555
Licensing fees	15,000	15,000	15,000	15,000	15,000	16,152
Trustee fees	29	28	34	34	39	31
Other fees	1,074	1,074	1,123	1,112	1,148	1,355
Total Gross Expenses before fees waived and/or reimbursed	45,485	45,419	53,971	50,376	62,211	61,270

LESS:
Fees waived and reimbursed by Advisor (Note 4)	(27,174)	(27,187)	(28,193)	(27,854)	(28,943)	(32,123)
Custodian fees waived (Note 6)	—	—	—	—	—	—
Total Net Expenses	18,311	18,232	25,778	22,522	33,268	29,147
Net Investment Income	85,517	86,987	123,370	112,920	163,296	143,745

NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(117,565)	(130,251)	(563,923)	(110,085)	(1,039,903)	(2,392,535)
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	(117,565)	(130,251)	(563,923)	(110,085)	(1,039,903)	(2,392,535)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(115,243)	(109,190)	(157,731)	(105,863)	(388,507)	(292,201)
Change in net unrealized appreciation (depreciation)	(115,243)	(109,190)	(157,731)	(105,863)	(388,507)	(292,201)
Net realized and unrealized gain (loss)	(232,808)	(239,441)	(721,654)	(215,948)	(1,428,410)	(2,684,736)
Change in Net Assets Resulting from Operations	$(147,291)	$(152,454)	$(598,284)	$(103,028)	$(1,265,114)	$(2,540,991)

*Commencement of investment operations.

See accompanying notes to the financial statements.

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas
	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	185,163	179,584	734,976	185,787	170,845	338,287
Total Investment Income	185,163	179,584	734,976	185,787	170,845	338,287

EXPENSES:
Advisory and management services fees (Note 4)	29,045	27,772	119,771	29,059	26,119	52,798
Organizational costs (Note 2)	—	—	—	—	—	—
Professional fees	8,702	8,709	10,717	8,695	8,690	8,997
Administration fees (Note 6)	5,483	5,244	20,914	5,486	4,932	9,966
Custodian fees (Note 7)	793	761	3,224	793	719	1,406
Offering costs (Note 2)	1,751	1,741	2,582	1,757	1,722	3,443
Printing and shareholder reports	1,591	1,586	3,177	1,594	1,568	3,135
Licensing fees	16,288	16,228	20,518	16,288	16,152	17,327
Trustee fees	34	34	116	36	33	67
Other fees	1,375	1,371	2,000	1,375	1,361	1,562
Total Gross Expenses before fees waived and/or reimbursed	65,062	63,446	183,019	65,083	61,296	98,701
LESS:
Fees waived and reimbursed by Advisor (Note 4)	(32,621)	(32,412)	(49,290)	(32,629)	(32,149)	(39,849)
Custodian fees waived (Note 6)	—	—	—	—	—	—
Total Net Expenses	32,441	31,034	133,729	32,454	29,147	58,852
Net Investment Income	152,722	148,550	601,247	153,333	141,698	279,435

NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(839,001)	(282,844)	(4,804,620)	(1,078,266)	(1,756,526)	(5,196,575)
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	(839,001)	(282,844)	(4,804,620)	(1,078,266)	(1,756,526)	(5,196,575)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(105,459)	(88,074)	(647,931)	(13,147)	(130,615)	(760,555)
Change in net unrealized appreciation (depreciation)	(105,459)	(88,074)	(647,931)	(13,147)	(130,615)	(760,555)
Net realized and unrealized gain (loss)	(944,460)	(370,918)	(5,452,551)	(1,091,413)	(1,887,141)	(5,957,130)
Change in Net Assets Resulting from Operations	$(791,738)	$(222,368)	$(4,851,304)	$(938,080)	$(1,745,443)	$(5,677,695)

*Commencement of investment operations.

See accompanying notes to the financial statements.

	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities
	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	922,630	181,651	179,453	166,099
Total Investment Income	922,630	181,651	179,453	166,099

EXPENSES:
Advisory and management services fees (Note 4)	149,482	28,098	27,751	25,999
Organizational costs (Note 2)	—	—	—	—
Professional fees	10,564	8,705	8,716	8,635
Administration fees (Note 6)	22,880	5,306	5,240	4,908
Custodian fees (Note 7)	4,025	794	761	740
Offering costs (Note 2)	3,555	1,758	1,758	1,739
Printing and shareholder reports	3,897	1,604	1,601	1,567
Licensing fees	21,877	16,243	16,226	16,145
Trustee fees	124	34	35	30
Other fees	2,119	1,371	1,373	1,353
Total Gross Expenses before fees waived and/or reimbursed	218,523	63,913	63,461	61,116

LESS:
Fees waived and reimbursed by Advisor (Note 4)	(51,411)	(32,536)	(32,468)	(32,116)
Custodian fees waived (Note 6)	—	—	—	—
Total Net Expenses	167,112	31,377	30,993	29,000
Net Investment Income	755,518	150,274	148,460	137,099

NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—
Futures contracts	—	—	—	—
Swap agreements	6,273,453	(1,286,834)	(956,477)	(2,067,485)
In-kind redemptions	—	—	—	—
Net realized gain (loss)	6,273,453	(1,286,834)	(956,477)	(2,067,485)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—
Futures contracts	—	—	—	—
Swap agreements	(4,581,105)	(119,321)	(124,669)	(370,317)
Change in net unrealized appreciation (depreciation)	(4,581,105)	(119,321)	(124,669)	(370,317)
Net realized and unrealized gain (loss)	1,692,348	(1,406,155)	(1,081,146)	(2,437,802)
Change in Net Assets Resulting from Operations	$2,447,866	$(1,255,881)	$(932,686)	$(2,300,703)

*Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets

For the Periods Indicated

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	January 23, 2007* through May 31, 2007	January 23, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$327,096	$1,104,314	$1,844,513	$644,922	$43,031	$110,770
Net realized gain (loss)	53,836,089	16,711,180	20,362,657	13,459,706	1,553,868	2,614,889
Change in net unrealized appreciation (depreciation)	22,585,417	9,648,637	25,367,960	11,797,176	915,162	1,839,592
Change in Net Assets Resulting from Operations	76,748,602	27,464,131	47,575,130	25,901,804	2,512,061	4,565,251

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(380,775)	(844,257)	(1,310,935)	(539,508)	—	—
Net realized gains on investments	(16,735,924)	(5,072,065)	(6,067,371)	(2,654,711)	—	—
Total distributions	(17,116,699)	(5,916,322)	(7,378,306)	(3,194,219)	—	—

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	310,933,214	183,697,403	203,382,483	93,441,635	15,754,165	36,426,312
Cost of shares redeemed	(122,303,684)	(81,288,750)	—	(12,163,500)	(5,873,250)	(11,076,000)
Change in net assets resulting from capital transactions	188,629,530	102,408,653	203,382,483	81,278,135	9,880,915	25,350,312
Change in net assets	248,261,433	123,956,462	243,579,307	103,985,720	12,392,976	29,915,563

NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$248,261,433	$123,956,462	$243,579,307	$103,985,720	$12,392,976	$29,915,563

Accumulated undistributed net investment income (loss) included in end of period net assets	$(39,267)	$271,915	$543,931	$117,699	$43,031	$110,770

SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	3,900,001	2,325,001	2,475,001	1,200,001	225,001	525,001
Issued in-kind	150,000	—	—	—	—	—
Redeemed	—	(600,000)	—	—	—	—
Redemption in-kind	(1,425,000)	(450,000)	—	(150,000)	(75,000)	(150,000)
Shares outstanding, end of period	2,625,001	1,275,001	2,475,001	1,050,001	150,001	375,001

*Commencement of investment operations.

(a)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$60,566	$30,134	$59,116	$20,137	$53,757	$10,014
Net realized gain (loss)	334,139	256,806	197,965	234,322	(148,590)	97,140
Change in net unrealized appreciation (depreciation)	497,319	580,729	489,519	684,363	211,170	499,755
Change in Net Assets Resulting from Operations	892,024	867,669	746,600	938,822	116,337	606,909

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,502,380	10,502,380	10,502,380	10,502,380	10,502,380	10,502,380
Cost of shares redeemed	—	—	—	—	—	—
Change in net assets resulting from capital transactions	10,502,380	10,502,380	10,502,380	10,502,380	10,502,380	10,502,380
Change in net assets	11,394,404	11,370,049	11,248,980	11,441,202	10,618,717	11,109,289

NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$11,394,404	$11,370,049	$11,248,980	$11,441,202	$10,618,717	$11,109,289

Accumulated undistributed net investment income (loss) included in end of period net assets	$60,566	$30,134	$59,116	$20,137	$53,757	$10,014

SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	150,001	150,001	150,001	150,001	150,001	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	150,001	150,001	150,001	150,001	150,001

*Commencement of investment operations.

(a)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$74,800	$65,268	$22,379	$98,367	$77,897	$47,610
Net realized gain (loss)	1,444,802	394,709	81,631	(547,511)	559,497	1,569,108
Change in net unrealized appreciation (depreciation)	1,670,164	544,792	210,132	236,939	557,868	584,344
Change in Net Assets Resulting from Operations	3,189,766	1,004,769	314,142	(212,205)	1,195,262	2,201,062

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,502,380	10,502,380	10,503,531	15,754,563	10,502,380	10,503,062
Cost of shares redeemed	—	—	(5,315,984)	(4,757,250)	—	(6,184,883)
Change in net assets resulting from capital transactions	10,502,380	10,502,380	5,187,547	10,997,313	10,502,380	4,318,179
Change in net assets	13,692,146	11,507,149	5,501,689	10,785,108	11,697,642	6,519,241

NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$13,692,146	$11,507,149	$5,501,689	$10,785,108	$11,697,642	$6,519,241

Accumulated undistributed net investment income (loss) included in end of period net assets	$74,800	$65,268	$22,379	$98,367	$77,897	$47,610

SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	150,001	150,001	150,001	225,001	150,001	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(75,000)	(75,000)	—	—
Redemption in-kind	—	—	—	—	—	(75,000)
Shares outstanding, end of period	150,001	150,001	75,001	150,001	150,001	75,001

*Commencement of investment operations.

(a)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semi- conductors	Ultra Technology	Ultra Utilities	Ultra Short QQQ
	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	June 19, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$95,881	$102,961	$42,308	$20,794	$110,286	$3,870,039
Net realized gain (loss)	4,119,050	(2,964,478)	542,464	627,576	1,407,864	(21,193,093)
Change in net unrealized appreciation (depreciation)	1,885,580	(36,201)	688,039	406,028	1,520,528	(1,386,954)
Change in Net Assets Resulting from Operations	6,100,511	(2,897,718)	1,272,811	1,054,398	3,038,678	(18,710,008)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	(2,541,079)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	—	—	—	—	—	(2,541,079)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	35,008,700	21,007,670	10,502,380	10,503,610	10,502,380	229,163,471
Cost of shares redeemed	(12,627,750)	(13,473,662)	—	(5,705,625)	—	(115,950,000)
Change in net assets resulting from capital transactions	22,380,950	7,534,008	10,502,380	4,797,985	10,502,380	113,213,471
Change in net assets	28,481,461	4,636,290	11,775,191	5,852,383	13,541,058	91,962,384

NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$28,481,461	$4,636,290	$11,775,191	$5,852,383	$13,541,058	$91,962,384

Accumulated undistributed net investment income (loss) included in end of period net assets	$95,881	$102,961	$42,308	$20,794	$110,286	$845,158

SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	300,001	300,001	150,001	150,001	150,001	3,375,001
Issued in-kind	150,000	—	—	—	—	—
Redeemed	—	(225,000)	—	(75,000)	—	(1,800,000)
Redemption in-kind	(150,000)	—	—	—	—	—
Shares outstanding, end of period	300,001	75,001	150,001	75,001	150,001	1,575,001

*Commencement of investment operations.

(a)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000	UltraShort QQQ®
	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	June 19, 2006* through May 31, 2007	January 23, 2007* through May 31, 2007	January 23, 2007* through May 31, 2007	July 11, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,658,389	$4,623,209	$4,211,231	$158,070	$182,103	$31,562,224
Net realized gain (loss)	(12,983,474)	(21,085,714)	(19,946,528)	(784,618)	(689,446)	(291,141,983)
Change in net unrealized appreciation (depreciation)	(1,006,787)	(1,620,404)	(1,858,782)	(111,773)	(265,772)	(67,103,700)
Change in Net Assets Resulting from Operations	(11,331,872)	(18,082,909)	(17,594,079)	(738,321)	(773,115)	(326,683,459)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,877,899)	(3,260,155)	(3,330,179)	—	—	(16,494,853)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(1,877,899)	(3,260,155)	(3,330,179)	—	—	(16,494,853)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	144,817,204	244,227,855	229,927,225	10,501,225	25,595,128	2,830,563,857
Cost of shares redeemed	(4,908,750)	(37,430,250)	(98,112,750)	—	—	(172,098,625)
Change in net assets resulting from capital transactions	139,908,454	206,797,605	131,814,475	10,501,225	25,595,128	2,658,465,232
Change in net assets	126,698,683	185,454,541	110,890,217	9,762,904	24,822,013	2,315,286,920

NET ASSETS:
Beginning of period	$—	$100,000	$—	$—	$—	$—
End of period	$126,698,683	$185,554,541	$110,890,217	$9,762,904	$24,822,013	$2,315,286,920

Accumulated undistributed net investment income (loss) included in end of period net assets	$788,844	$1,382,998	$898,853	$158,070	$182,103	$15,087,788

SHARE TRANSACTIONS:
Beginning of period	—	1,428	—	—	—	—
Issued	2,250,001	3,750,001	3,450,001	150,001	375,001	53,400,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(600,000)	(1,500,000)	—	—	(3,300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,175,001	3,151,429	1,950,001	150,001	375,001	50,100,001

*Commencement of investment operations.

(a)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraShort Russell1000 Value
	July 11, 2006* through May 31, 2007	July 11, 2006* through May 31, 2007	July 11, 2006* through May 31, 2007	January 23, 2007* through May 31, 2007	January 23, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,463,791	$14,507,397	$4,329,134	$262,884	$1,333,557	$85,140
Net realized gain (loss)	(65,174,469)	(140,662,758)	(49,688,535)	(3,160,827)	(17,329,352)	(242,944)
Change in net unrealized appreciation (depreciation)	(8,826,386)	(15,675,256)	(6,261,104)	(511,801)	(4,838,194)	(65,340)
Change in Net Assets Resulting from Operations	(67,537,064)	(141,830,617)	(51,620,505)	(3,409,744)	(20,833,989)	(223,144)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,472,997)	(8,038,350)	(2,841,797)	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(3,472,997)	(8,038,350)	(2,841,797)	—	—	—

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	695,292,803	1,167,757,699	273,577,397	30,422,327	236,259,274	10,503,572
Cost of shares redeemed	(48,998,024)	(75,952,622)	(30,372,750)	(4,838,268)	(4,964,250)	(5,414,250)
Change in net assets resulting from capital transactions	646,294,779	1,091,805,077	243,204,647	25,584,059	231,295,024	5,089,322
Change in net assets	575,284,718	941,936,110	188,742,345	22,174,315	210,461,035	4,866,178

NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$575,284,718	$941,936,110	$188,742,345	$22,174,315	$210,461,035	$4,866,178

Accumulated undistributed net investment income (loss) included in end of period net assets	$2,997,682	$6,483,285	$1,498,522	$262,884	$1,333,557	$85,140

SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	12,750,001	19,800,001	4,350,001	450,001	3,525,001	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(975,000)	(1,350,000)	(525,000)	(75,000)	(75,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	11,775,001	18,450,001	3,825,001	375,001	3,450,001	75,001

*Commencement of investment operations.

(a)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	UltraShort Basic Materials
	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	February 20, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$85,517	$86,987	$123,370	$112,920	$163,296	$143,745
Net realized gain (loss)	(117,565)	(130,251)	(563,923)	(110,085)	(1,039,903)	(2,392,535)
Change in net unrealized appreciation (depreciation)	(115,243)	(109,190)	(157,731)	(105,863)	(388,507)	(292,201)
Change in Net Assets Resulting from Operations	(147,291)	(152,454)	(598,284)	(103,028)	(1,265,114)	(2,540,991)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,503,581	10,503,571	10,503,509	15,887,975	21,368,447	10,502,380
Cost of shares redeemed	(5,475,750)	(5,420,250)	(5,074,585)	(10,635,340)	(5,353,500)	—
Change in net assets resulting from capital transactions	5,027,831	5,083,321	5,428,924	5,252,635	16,014,947	10,502,380
Change in net assets	4,880,540	4,930,867	4,830,640	5,149,607	14,749,833	7,961,389

NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$4,880,540	$4,930,867	$4,830,640	$5,149,607	$14,749,833	$7,961,389

Accumulated undistributed net investment income (loss) included in end of period net assets	$85,517	$86,987	$123,370	$112,920	$163,296	$143,745

SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	150,001	150,001	150,001	225,001	300,001	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(75,000)	(75,000)	(150,000)	(75,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	75,001	75,001	75,001	75,001	225,001	150,001

*Commencement of investment operations.

(a)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas
	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$152,722	$148,550	$601,247	$153,333	$141,698	$279,435
Net realized gain (loss)	(839,001)	(282,844)	(4,804,620)	(1,078,266)	(1,756,526)	(5,196,575)
Change in net unrealized appreciation (depreciation)	(105,459)	(88,074)	(647,931)	(13,147)	(130,615)	(760,555)
Change in Net Assets Resulting from Operations	(791,738)	(222,368)	(4,851,304)	(938,080)	(1,745,443)	(5,677,695)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,502,380	10,503,547	61,064,378	10,502,380	10,503,365	40,669,373
Cost of shares redeemed	—	(5,220,371)	—	—	(4,489,038)	(4,396,500)
Change in net assets resulting from capital transactions	10,502,380	5,283,176	61,064,378	10,502,380	6,014,327	36,272,873
Change in net assets	9,710,642	5,060,808	56,213,074	9,564,300	4,268,884	30,595,178

NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$9,710,642	$5,060,808	$56,213,074	$9,564,300	$4,268,884	$30,595,178

Accumulated undistributed net investment income (loss) included in end of period net assets	$152,722	$148,550	$601,247	$153,333	$141,698	$279,435

SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	150,001	150,001	825,001	150,001	150,001	675,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(75,000)	—	—	(75,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	75,001	825,001	150,001	75,001	600,001

*Commencement of investment operations.

(a)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities
	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$755,518	$150,274	$148,460	$137,099
Net realized gain (loss)	6,273,453	(1,286,834)	(956,477)	(2,067,485)
Change in net unrealized appreciation (depreciation)	(4,581,105)	(119,321)	(124,669)	(370,317)
Change in Net Assets Resulting from Operations	2,447,866	(1,255,881)	(932,686)	(2,300,703)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains on investments	—	—	—	—
Total distributions	—	—	—	—

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	116,498,305	10,502,380	10,503,468	18,630,259
Cost of shares redeemed	(21,117,000)	—	(4,843,573)	—
Change in net assets resulting from capital transactions	95,381,305	10,502,380	5,659,895	18,630,259
Change in net assets	97,829,171	9,246,499	4,727,209	16,329,556

NET ASSETS:
Beginning of period	$—	$—	$—	$—
End of period	$97,829,171	$9,246,499	$4,727,209	$16,329,556

Accumulated undistributed net investment income (loss) included in end of period net assets	$755,518	$150,274	$148,460	$137,099

SHARE TRANSACTIONS:
Beginning of period	—	—	—	—
Issued	1,575,001	150,001	150,001	300,001
Issued in-kind	—	—	—	—
Redeemed	(300,000)	—	(75,000)	—
Redemption in-kind	—	—	—	—
Shares outstanding, end of period	1,275,001	150,001	75,001	300,001

*Commencement of investment operations.

(a)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra QQQ®
June 19, 2006* through May 31, 2007	$70.00	$0.14	$29.87	$30.01	$(0.12)	$(5.31)	$(5.43)	$94.58	43.94%	44.14%
Ultra Dow30SM
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	34.39	(1.02)	(6.15)	(7.17)	97.22	50.99	50.91
Ultra S&P 500®
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	32.47	(0.68)	(3.37)	(4.05)	98.42	47.17	47.28
Ultra MidCap400
June 19, 2006* through May 31, 2007	70.00	0.91	32.78	33.69	(0.73)	(3.93)	(4.66)	99.03	49.76	50.02
Ultra SmallCap600
January 23, 2007* through May 31, 2007	70.00	0.22	12.40	12.62	—	—	—	82.62	18.03	18.50
Ultra Russell2000
January 23, 2007* through May 31, 2007	70.00	0.27	9.50	9.77	—	—	—	79.77	13.96	14.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000’s)	Portfolio turnover rate (b)(f)
Ultra QQQ®
June 19, 2006* through May 31, 2007	1.07%	0.95%	0.05%	0.18%	$248,261	20%
Ultra Dow30SM
June 19, 2006* through May 31, 2007	1.22	0.95	1.57	1.84	123,956	81
Ultra S&P 500®
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12
Ultra MidCap400
June 19, 2006* through May 31, 2007	1.34	0.95	0.77	1.16	103,986	28
Ultra SmallCap600
January 23, 2007* through May 31, 2007	2.48	0.95	(0.70)	0.83	12,393	12
Ultra Russell2000
January 23, 2007* through May 31, 2007	2.50	0.95	(0.49)	1.06	29,916	14

See accompanying notes to the financial statements.

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra Russell1000 Value
February 20, 2007* through May 31, 2007	$70.00	$0.40	$5.56	$5.96	$—	$—	$—	$75.96	8.51%	8.04%
Ultra Russell1000 Growth
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	5.80	—	—	—	75.80	8.29	8.43
Ultra Russell MidCap Value
February 20, 2007* through May 31, 2007	70.00	0.39	4.60	4.99	—	—	—	74.99	7.13	6.96
Ultra Russell MidCap Growth
February 20, 2007* through May 31, 2007	70.00	0.13	6.14	6.27	—	—	—	76.27	8.97	8.91
Ultra Russell2000 Value
February 20, 2007* through May 31, 2007	70.00	0.36	0.43	0.79	—	—	—	70.79	1.13	0.59
Ultra Russell2000 Growth
February 20, 2007* through May 31, 2007	70.00	0.07	3.99	4.06	—	—	—	74.06	5.80	4.13

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000’s)	Portfolio turnover rate (b)(f)
Ultra Russell1000 Value
February 20, 2007* through May 31, 2007	2.26%	0.95%	0.81%	2.12%	$11,394	3%
Ultra Russell1000 Growth
February 20, 2007* through May 31, 2007	2.30	0.95	(0.28)	1.06	11,370	2
Ultra Russell MidCap Value
February 20, 2007* through May 31, 2007	2.21	0.95	0.82	2.07	11,249	3
Ultra Russell MidCap Growth
February 20, 2007* through May 31, 2007	2.23	0.95	(0.57)	0.71	11,441	2
Ultra Russell2000 Value
February 20, 2007* through May 31, 2007	2.64	0.95	0.27	1.96	10,619	4
Ultra Russell2000 Growth
February 20, 2007* through May 31, 2007	2.60	0.95	(1.29)	0.36	11,109	5

See accompanying notes to the financial statements.

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra Basic Materials
January 30, 2007* through May 31, 2007	$70.00	$0.50	$20.78	$21.28	$—	$—	$—	$91.28	30.40%	30.59%
Ultra Consumer Goods
January 30, 2007* through May 31, 2007	70.00	0.44	6.27	6.71	—	—	—	76.71	9.59	8.59
Ultra Consumer Services
January 30, 2007* through May 31, 2007	70.00	0.16	3.19	3.35	—	—	—	73.35	4.80	3.49
Ultra Financials
January 30, 2007* through May 31, 2007	70.00	0.55	1.35	1.90	—	—	—	71.90	2.71	2.86
Ultra Health Care
January 30, 2007* through May 31, 2007	70.00	0.52	7.46	7.98	—	—	—	77.98	11.40	11.53
Ultra Industrials
January 30, 2007* through May 31, 2007	70.00	0.34	16.58	16.92	—	—	—	86.92	24.17	24.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000’s)	Portfolio turnover rate (b)(f)
Ultra Basic Materials
January 30, 2007* through May 31, 2007	1.95%	0.95%	0.90%	1.90%	$13,692	8%
Ultra Consumer Goods
January 30, 2007* through May 31, 2007	2.02	0.95	0.76	1.83	11,507	1
Ultra Consumer Services
January 30, 2007* through May 31, 2007	2.40	0.95	(0.76)	0.68	5,502	60
Ultra Financials
January 30, 2007* through May 31, 2007	2.28	0.95	1.10	2.43	10,785	46
Ultra Health Care
January 30, 2007* through May 31, 2007	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
January 30, 2007* through May 31, 2007	2.12	0.95	0.18	1.35	6,519	1

See accompanying notes to the financial statements.

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra Oil & Gas
January 30, 2007* through May 31, 2007	$70.00	$0.36	$24.58	$24.94	$—	$—	$—	$94.94	35.63%	36.01%
Ultra Real Estate
January 30, 2007* through May 31, 2007	70.00	0.44	(8.62)	(8.18)	—	—	—	61.82	(11.69)	(11.86)
Ultra Semiconductors
January 30, 2007* through May 31, 2007	70.00	0.28	8.22	8.50	—	—	—	78.50	12.14	12.34
Ultra Technology
January 30, 2007* through May 31, 2007	70.00	0.15	7.88	8.03	—	—	—	78.03	11.47	11.37
Ultra Utilities
January 30, 2007* through May 31, 2007	70.00	0.74	19.53	20.27	—	—	—	90.27	28.96	29.24
Short QQQ®
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)	(10.03)	(1.58)	—	(1.58)	58.39	(14.48)	(14.39)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000’s)	Portfolio turnover rate (b)(f)
Ultra Oil & Gas
January 30, 2007* through May 31, 2007	1.62%	0.95%	0.75%	1.42%	$28,481	18%
Ultra Real Estate
January 30, 2007* through May 31, 2007	1.87	0.95	1.09	2.01	4,636	114
Ultra Semiconductors
January 30, 2007* through May 31, 2007	1.94	0.95	0.17	1.16	11,775	3
Ultra Technology
January 30, 2007* through May 31, 2007	2.25	0.95	(0.66)	0.63	5,852	63
Ultra Utilities
January 30, 2007* through May 31, 2007	1.88	0.95	1.73	2.66	13,541	—	(g)
Short QQQ®
June 19, 2006* through May 31, 2007	1.14	0.95	4.20	4.38	91,962	—

See accompanying notes to the financial statements.

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Short Dow30SM
June 19, 2006* through May 31, 2007	$70.00	$2.63	$(12.91)	$(10.28)	$(1.47)	$—	$(1.47)	$58.25	(14.83)%	(14.79)%
Short S&P 500®
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	(9.52)	(1.60)	—	(1.60)	58.88	(13.70)	(13.60)
Short MidCap400
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	(10.68)	(2.45)	—	(2.45)	56.87	(15.54)	(15.51)
Short SmallCap600
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	(4.91)	—	—	—	65.09	(7.01)	(6.84)
Short Russell2000
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	(3.81)	—	—	—	66.19	(5.44)	(5.29)
UltraShort QQQ®
July 11, 2006* through May 31, 2007	70.00	1.98	(24.86)	(22.88)	(0.91)	—	(0.91)	46.21	(32.86)	(33.01)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000’s)	Portfolio turnover rate (b)(f)
Short Dow30SM
June 19, 2006* through May 31, 2007	1.21%	0.95%	4.13%	4.39%	$126,699	—%
Short S&P 500®
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—
Short MidCap400
June 19, 2006* through May 31, 2007	1.07	0.95	4.24	4.36	110,890	—
Short SmallCap600
January 23, 2007* through May 31, 2007	1.89	0.95	3.49	4.43	9,763	—
Short Russell2000
January 23, 2007* through May 31, 2007	1.70	0.95	3.52	4.27	24,822	—
UltraShort QQQ®
July 11, 2006* through May 31, 2007	0.98	0.95	4.27	4.30	2,315,287	—

See accompanying notes to the financial statements.

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
UltraShort Dow30SM
July 11, 2006* through May 31, 2007	$70.00	$2.13	$(22.17)	$(20.04)	$(1.10)	$—	$(1.10)	$48.86	(28.86)%	(28.80)%
UltraShort S&P500®
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	(17.88)	(1.07)	—	(1.07)	51.05	(25.72)	(25.76)
UltraShort MidCap400
July 11, 2006* through May 31, 2007	70.00	2.31	(21.45)	(19.14)	(1.52)	—	(1.52)	49.34	(27.71)	(27.83)
UltraShort SmallCap600
January 23, 2007* through May 31, 2007	70.00	1.03	(11.90)	(10.87)	—	—	—	59.13	(15.53)	(15.23)
UltraShort Russell2000
January 23, 2007* through May 31, 2007	70.00	0.95	(9.95)	(9.00)	—	—	—	61.00	(12.86)	(13.04)
UltraShort Russell1000 Value
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)	(5.12)	—	—	—	64.88	(7.31)	(7.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000’s)	Portfolio turnover rate (b)(f)
UltraShort Dow30SM
July 11, 2006* through May 31, 2007	1.05%	0.95%	4.21%	4.31%	$575,285	—%
UltraShort S&P500®
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—
UltraShort MidCap400
July 11, 2006* through May 31, 2007	1.05	0.95	4.29	4.39	188,742	—
UltraShort SmallCap600
January 23, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	22,174	—
UltraShort Russell2000
January 23, 2007* through May 31, 2007	1.08	0.95	4.02	4.15	210,461	—
UltraShort Russell1000 Value
February 20, 2007* through May 31, 2007	2.37	0.95	3.03	4.45	4,866	—

See accompanying notes to the financial statements.

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
UltraShort Russell1000 Growth
February 20, 2007* through May 31, 2007	$70.00	$0.88	$(5.81)	$(4.93)	$—	$—	$—	$65.07	(7.04)%	(7.46)%
UltraShort Russell MidCap Value
February 20, 2007* through May 31, 2007	70.00	0.89	(5.15)	(4.26)	—	—	—	65.74	(6.09)	(5.79)
UltraShort Russell MidCap Growth
February 20, 2007* through May 31, 2007	70.00	0.89	(6.48)	(5.59)	—	—	—	64.41	(7.99)	(7.86)
UltraShort Russell2000 Value
February 20, 2007* through May 31, 2007	70.00	0.96	(2.30)	(1.34)	—	—	—	68.66	(1.91)	(1.61)
UltraShort Russell2000 Growth
February 20, 2007* through May 31, 2007	70.00	0.92	(5.37)	(4.45)	—	—	—	65.55	(6.36)	(6.17)
UltraShort Basic Materials
January 30, 2007* through May 31, 2007	70.00	0.96	(17.88)	(16.92)	—	—	—	53.08	(24.17)	(24.54)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000’s)	Portfolio turnover rate (b)(f)
UltraShort Russell1000 Growth
February 20, 2007* through May 31, 2007	2.36%	0.95%	3.03%	4.44%	$4,881	—%
UltraShort Russell MidCap Value
February 20, 2007* through May 31, 2007	2.37	0.95	3.12	4.53	4,931	—
UltraShort Russell MidCap Growth
February 20, 2007* through May 31, 2007	1.99	0.95	3.51	4.55	4,831	—
UltraShort Russell2000 Value
February 20, 2007* through May 31, 2007	2.12	0.95	3.59	4.76	5,150	—
UltraShort Russell2000 Growth
February 20, 2007* through May 31, 2007	1.78	0.95	3.84	4.66	14,750	—
UltraShort Basic Materials
January 30, 2007* through May 31, 2007	2.00	0.95	3.64	4.69	7,961	—

See accompanying notes to the financial statements.

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
UltraShort Consumer Goods
January 30, 2007* through May 31, 2007	$70.00	$1.02	$(6.28)	$(5.26)	$—	$—	$—	$64.74	(7.51)%	(7.57)%
UltraShort Consumer Services
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)	(2.52)	—	—	—	67.48	(3.60)	(3.70)
UltraShort Financials
January 30, 2007* through May 31, 2007	70.00	1.01	(2.87)	(1.86)	—	—	—	68.14	(2.66)	(2.86)
UltraShort Health Care
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)	(6.24)	—	—	—	63.76	(8.91)	(9.09)
UltraShort Industrials
January 30, 2007* through May 31, 2007	70.00	1.00	(14.08)	(13.08)	—	—	—	56.92	(18.69)	(18.64)
UltraShort Oil & Gas
January 30, 2007* through May 31, 2007	70.00	0.94	(19.95)	(19.01)	—	—	—	50.99	(27.16)	(27.16)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000’s)	Portfolio turnover rate (b)(f)
UltraShort Consumer Goods
January 30, 2007* through May 31, 2007	1.91%	0.95%	3.52%	4.47%	$9,711	—%
UltraShort Consumer Services
January 30, 2007* through May 31, 2007	1.94	0.95	3.56	4.55	5,061	—
UltraShort Financials
January 30, 2007* through May 31, 2007	1.30	0.95	3.92	4.27	56,213	—
UltraShort Health Care
January 30, 2007* through May 31, 2007	1.91	0.95	3.53	4.49	9,564	—
UltraShort Industrials
January 30, 2007* through May 31, 2007	2.00	0.95	3.57	4.62	4,269	—
UltraShort Oil & Gas
January 30, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	30,595	—

See accompanying notes to the financial statements.

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
UltraShort Real Estate
January 30, 2007* through May 31, 2007	$70.00	$1.10	$5.63	$6.73	$—	$—	$—	$76.73	9.61%	9.90%
UltraShort Semiconductors
January 30, 2007* through May 31, 2007	70.00	1.00	(9.36)	(8.36)	—	—	—	61.64	(11.94)	(12.16)
UltraShort Technology
January 30, 2007* through May 31, 2007	70.00	1.06	(8.03)	(6.97)	—	—	—	63.03	(9.96)	(9.71)
UltraShort Utilities
January 30, 2007* through May 31, 2007	70.00	0.88	(16.45)	(15.57)	—	—	—	54.43	(22.24)	(22.39)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000’s)	Portfolio turnover rate (b)(f)
UltraShort Real Estate
January 30, 2007* through May 31, 2007	1.24%	0.95%	4.00%	4.29%	$97,829	—%
UltraShort Semiconductors
January 30, 2007* through May 31, 2007	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
January 30, 2007* through May 31, 2007	1.95	0.95	3.56	4.55	4,727	—
UltraShort Utilities
January 30, 2007* through May 31, 2007	2.00	0.95	3.44	4.49	16,330	—

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Highlights:

*	Commencement of investment operations.

(a)	Per share net investment income (loss) has been calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the American Stock Exchange (AMEX). Market value may be greater or less than net asset value, depending on the Fund’s closing price on the AMEX.

(e)	Annualized for periods less than one year.

(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

(g)	Less than 0.5%

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Statements

May 31, 2007

1. Organization

ProShares Trust, a Delaware statutory trust, (the “Trust”) was formed on May 29, 2002, and has authorized capital of unlimited shares at no par value. The Trust is comprised of 52 active Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to the Investment Company Act of 1940 (“1940 Act”).

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShares Advisors LLC of 1,428 shares of Short S&P 500® ProShares at an aggregate price of $100,000.

The investment objectives of each Fund are as follows:

Ultra QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index®.

Ultra Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (“DJIA”).

Ultra S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index.

Ultra MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap400 Index.

Ultra SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600 Index®.

Ultra Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index.

Ultra Russell1000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell1000® Value Index.

Ultra Russell1000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Growth Index.

Ultra Russell MidCap Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell MidCap Value® Index.

Ultra Russell MidCap Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell MidCap® Growth Index.

Ultra Russell2000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell2000® Value Index.

Ultra Russell2000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell2000® Growth Index.

Ultra Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Basic Materials Index.

Ultra Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer Goods Index.

Ultra Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer Services Index.

Ultra Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Financials Index.

Ultra Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Health Care Index.

Ultra Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Industrials Index.

Ultra Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of Dow Jones U.S. Oil & Gas Index.

Ultra Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Real Estate Index.

Ultra Semiconductor ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Semiconductor Index.

Ultra Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Technology Index.

Ultra Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Utilities Index.

Short QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index®.

Short Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the DJIA.

Short S&P500®ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index.

Short MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

Short SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600 Index®.

Short Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index.

UltraShort QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index®.

UltraShort Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the DJIA.

UltraShort S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index.

UltraShort MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

UltraShort SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600 Index®.

UltraShort Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index.

UltraShort Russell1000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Value Index.

UltraShort Russell1000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Growth Index.

UltraShort Russell MidCap Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell MidCap® Value Index.

UltraShort Russell Midcap Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell MidCap® Growth Index.

UltraShort Russell2000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Value Index.

UltraShort Russell2000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Growth Index.

UltraShort Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index.

UltraShort Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index.

UltraShort Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of Dow Jones U.S. Consumer Services Index.

UltraShort Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index.

UltraShort Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index.

UltraShort Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index.

UltraShort Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of Dow Jones U.S. Oil & Gas Index.

UltraShort Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index.

UltraShort Semiconductors ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Semiconductor Index.

UltraShort Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index.

UltraShort Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of Dow Jones U.S. Utilities Index.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

American Depositary Receipts (“ADRs”)

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Repurchase Agreements

A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Futures Contracts

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Most swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular Fund.

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Offering and Organizational Costs

Offering costs are capitalized and amortized over twelve months. Organizational costs had been fully expensed as of May 31, 2007. Organization costs that were previously incurred by an affiliate of the Advisor in connection with the Trust’s organization have been reimbursed by the Funds.

Taxes

Each of the Funds intends to qualify as a regulated investment company and distribute all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Funds’ tax year end is October 31st and the tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions and nondeductible expenses resulted in the following reclassifications, as of October 31, 2006 (the end of the Funds’ tax year) among the Funds’ components of net assets:

Fund	Accumulated undistributed net investment income/loss	Accumulated net realized gains/losses on investments	Paid in capital
ULTRA QQQ®	$14,412	—	$(14,412)
ULTRA Dow30SM	11,858	$(511,375)	499,517
ULTRA S&P500®	10,353	—	(10,353)
ULTRA MidCap400	12,285	—	(12,285)
SHORT QQQ®	(483,802)	—	483,802
SHORT Dow30SM	8,354	—	(8,354)
SHORT S&P500®	19,944	—	(19,944)

Fund	Accumulated undistributed net investment income/loss	Accumulated net realized gains/losses on investments	Paid in capital
SHORT MidCap400	$17,801	—	$(17,801)
ULTRASHORT QQQ®	20,417	—	(20,417)
ULTRASHORT Dow30SM	6,888	—	(6,888)
ULTRASHORT S&P500®	14,238	—	(14,238)
ULTRASHORT MidCap400	11,185	—	(11,185)

At 10/31/2006 the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra QQQ®	16,237,165	545,354	0	17,414,018
Ultra Dow 30SM	5,220,823	150,978	0	2,983,268
Ultra S&P500®	6,150,440	213,505	0	5,291,547
Ultra Mid Cap 400	2,680,042	116,157	0	2,477,811
Short QQQ®	845,503	—	(11,785,145)	(663,335)
Short Dow 30SM	592,104	—	(3,884,813)	79,665
Short S&P 500®	1,150,589	—	(7,147,858)	9,891
Short Mid Cap 400	1,751,309	—	(6,889,918)	243,835
UltraShort QQQ®	2,849,975	—	(65,260,977)	(3,652,573)
UltraShort Dow 30SM	578,321	—	(8,492,428)	167,068
UltraShort S&P 500®	1,726,021	—	(24,105,023)	53,410
UltraShort Mid Cap 400	928,057	—	(12,189,910)	959,642

For the tax year ended October 31, 2006, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date:

Fund	Expiring October 31, 2014
SHORT QQQ®	$11,785,145
SHORT Dow30SM	3,884,813
SHORT S&P500®	7,147,858
SHORT MidCap400	6,889,918
ULTRASHORT QQQ®	65,260,977
ULTRASHORT Dow30SM	8,492,428
ULTRASHORT S&P500®	24,105,023
ULTRASHORT MidCap400	12,189,910

New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation 48 “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109” (the “Interpretation”). The Interpretation clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission

(SEC) guidance allows implementing the Interpretation in the Fund NAV calculations as late as the Fund’s last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate the Interpretation in its next semi-annual report. The impact to the Funds’ financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption of the Fund’s financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial

Assets and Financial Liabilities — including an amendment of FASB Statement No. 115.” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Funds’ financial statement disclosures.

3. Securities Transactions, Related Income and Allocations

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees

ProShare Advisors LLC serves as the Trust’s investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing and supervising each Fund’s investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund’s average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

The limitation for each of the Funds is as follows:

For the period December 15, 2006 to May 31, 2007

Fund	Expense Limit
ULTRA QQQ®	0.95%
ULTRA Dow30SM	0.95%
ULTRA S&P500®	0.95%
ULTRA MidCap400	0.95%
SHORT QQQ®	0.95%
SHORT Dow30SM	0.95%

Fund	Expense Limit
SHORT S&P500®	0.95%
SHORT MidCap400	0.95%
ULTRASHORT QQQ®	0.95%
ULTRASHORT Dow30SM	0.95%
ULTRASHORT S&P500®	0.95%
ULTRASHORT MidCap400	0.95%

For the period January 23, 2007 to February 28, 2008

Fund	Expense Limit
ULTRA SmallCap 600	0.95%
ULTRA Russell2000	0.95%
ULTRA Russell1000 Value	0.95%
ULTRA Russell1000 Growth	0.95%
ULTRA Russell MidCap Value	0.95%
ULTRA Russell MidCap Growth	0.95%
ULTRA Russell2000 Value	0.95%
ULTRA Russell2000 Growth	0.95%
ULTRA Basic Materials	0.95%
ULTRA Consumer Goods	0.95%
UTLRA Consumer Services	0.95%
ULTRA Financials	0.95%
ULTRA Health Care	0.95%
ULTRA Industrials	0.95%
ULTRA Oil & Gas	0.95%
ULTRA Real Estate	0.95%
ULTRA Semiconductors	0.95%
ULTRA Technology	0.95%
ULTRA Utilities	0.95%
SHORT SmallCap600	0.95%
SHORT Russell2000	0.95%
ULTRASHORT SmallCap600	0.95%
ULTRASHORT Russell2000	0.95%
ULTRASHORT Russell1000 Value	0.95%
ULTRASHORT Russell1000 Growth	0.95%
ULTRASHORT Russell MidCap Value	0.95%
ULTRASHORT Russell MidCap Growth	0.95%
ULTRASHORT Russell2000 Value	0.95%
ULTRASHORT Russell2000 Growth	0.95%
ULTRASHORT Basic Materials	0.95%
ULTRASHORT Consumer Goods	0.95%
ULTRASHORT Consumer Services	0.95%
ULTRASHORT Financials	0.95%
ULTRASHORT Health Care	0.95%

Fund	Expense Limit
ULTRASHORT Industrials	0.95%
ULTRASHORT Oil & Gas	0.95%
ULTRASHORT Real Estate	0.95%
ULTRASHORT Semiconductors	0.95%
ULTRASHORT Technology	0.95%
ULTRASHORT Utilities	0.95%

For the period ended May 31, 2007, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Expense Reimbursements
ULTRA QQQ®	$228,566	—
ULTRA Dow30SM	158,554	—
ULTRA S&P500®	200,112
ULTRA MidCap400	217,801	—
ULTRA SmallCap 600	44,217	35,223
ULTRA Russell2000	88,703	73,078
ULTRA Russell1000 Value	24,296	13,186
ULTRA Russell1000 Growth	24,112	14,110
ULTRA Russell MidCap Value	24,206	11,682
ULTRA Russell MidCap Growth	24,142	12,321
ULTRA Russell2000 Value	23,337	23,104
ULTRA Russell2000 Growth	23,620	22,379
ULTRA Basic Materials	33,435	6,071
ULTRA Consumer Goods	30,352	7,767
UTLRA Consumer Services	27,850	19,584
ULTRA Financials	34,392	19,364
ULTRA Health Care	30,450	7,093
ULTRA Industrials	29,934	11,395
ULTRA Oil & Gas	45,444	—
ULTRA Real Estate	43,552	3,651
ULTRA Semiconductors	31,086	5,156
ULTRA Technology	27,833	14,690
ULTRA Utilities	35,161	3,214
SHORT QQQ®	164,375	—
SHORT Dow30SM	154,968	—
SHORT S&P500®	134,481	—
SHORT MidCap400	116,362	—
SHORT SmallCap600	30,376	3,194
SHORT Russell2000	32,031	—
ULTRASHORT QQQ®	222,692	—
ULTRASHORT Dow30SM	145,884	—

Fund	Advisory Fees Waived	Expense Reimbursements
ULTRASHORT S&P500®	$48,162	—
ULTRASHORT MidCap400	96,058	—
ULTRASHORT SmallCap600	37,182	—
ULTRASHORT Russell2000	41,939	—
ULTRASHORT Russell1000 Value	16,281	$10,885
ULTRASHORT Russell1000 Growth	16,386	10,788
ULTRASHORT Russell MidCap Value	16,316	10,871
ULTRASHORT Russell MidCap Growth	23,077	5,116
ULTRASHORT Russell2000 Value	20,153	7,701
ULTRASHORT Russell2000 Growth	28,943	—
ULTRASHORT Basic Materials	26,137	5,986
ULTRASHORT Consumer Goods	29,045	3,576
ULTRASHORT Consumer Services	27,772	4,640
ULTRASHORT Financials	49,290	—
ULTRASHORT Health Care	29,059	3,570
ULTRASHORT Industrials	26,119	6,030
ULTRASHORT Oil & Gas	39,849	—
ULTRASHORT Real Estate	51,411	—
ULTRASHORT Semiconductors	28,098	4,438
ULTRASHORT Technology	27,751	4,717
ULTRASHORT Utilities	25,999	6,117

Amounts waived or reimbursed by the Advisor in a particular fiscal year may be recouped by the Advisor within five years of the waiver or reimbursement to the extent that such recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. As of May 31, 2007, the amounts that the Advisor may potentially be reimbursed are as follows:

Fund	Total Amount Eligible for Reimbursement
ULTRA QQQ®	$228,566
ULTRA Dow30SM	158,554
ULTRA S&P500®	200,112
ULTRA MidCap400	217,801
ULTRA SmallCap 600	79,440
ULTRA Russell2000	161,781
ULTRA Russell1000 Value	37,482
ULTRA Russell1000 Growth	38,222
ULTRA Russell MidCap Value	35,888
ULTRA Russell MidCap Growth	36,463
ULTRA Russell2000 Value	46,441
ULTRA Russell2000 Growth	45,999
ULTRA Basic Materials	39,506

Fund	Total Amount Eligible for Reimbursement
ULTRA Consumer Goods	$38,119
UTLRA Consumer Services	47,434
ULTRA Financials	53,756
ULTRA Health Care	37,543
ULTRA Industrials	41,329
ULTRA Oil & Gas	45,444
ULTRA Real Estate	47,203
ULTRA Semiconductors	36,242
ULTRA Technology	42,523
ULTRA Utilities	38,375
SHORT QQQ®	164,375
SHORT Dow30SM	154,968
SHORT S&P500®	134,481
SHORT MidCap400	116,362
SHORT SmallCap600	33,570
SHORT Russell2000	32,031
ULTRASHORT QQQ®	222,692
ULTRASHORT Dow30SM	145,884
ULTRASHORT S&P500®	48,162
ULTRASHORT MidCap400	96,058
ULTRASHORT SmallCap600	37,182
ULTRASHORT Russell2000	41,939
ULTRASHORT Russell1000 Value	27,166
ULTRASHORT Russell1000 Growth	27,174
ULTRASHORT Russell MidCap Value	27,187
ULTRASHORT Russell MidCap Growth	28,193
ULTRASHORT Russell2000 Value	27,854
ULTRASHORT Russell2000 Growth	28,943
ULTRASHORT Basic Materials	32,123
ULTRASHORT Consumer Goods	32,621
ULTRASHORT Consumer Services	32,412
ULTRASHORT Financials	49,290
ULTRASHORT Health Care	32,629
ULTRASHORT Industrials	32,149
ULTRASHORT Oil & Gas	39,849
ULTRASHORT Real Estate	51,411
ULTRASHORT Semiconductors	32,536
ULTRASHORT Technology	32,468
ULTRASHORT Utilities	32,116

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Three employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. In addition, through January 22, 2007, an agency services fee was billed quarterly at the end of each calendar quarter. For the period ended May 31, 2007, JPMorgan Chase Bank waived all agency services fees. These waivers are shown as “custodian fees waived” on the Statements of Operations. Effective January 23, 2007, the agency services fee is no longer in existence.

7. Trustees Fees

Each Trustee of ProShares and other affiliated funds are paid quarterly an aggregate fee consisting of a $65,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $3,000, a special in-person meeting fee of $3,000 and a telephone meeting fee of $1,000.

8. Distribution and Service Plan

SEI Investments serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Creation and Redemption of Creation Units

Each Fund issues and redeems Shares only in Creation Units, a bundle of a specified number of shares. Certain funds are permitted to do such transactions on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value of each Fund of the Trust on the transaction date. Each Fund will impose transaction fees to those investors creating or redeeming creation units.

Transaction Fees on Creation and Redemption Transactions

Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit is applicable to each creation and redemption transaction. Purchasers and redeemers of Creation Units of Ultra Share Funds affected through in-kind transactions are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services.

In addition, the maximum additional variable transaction fee for in-kind and cash purchases and redemptions is 0.10% of the amount invested.

For the periods ended May 31, 2007, transaction fees which are recorded as part of the capital transactions on the Statements of Changes in Net Assets, were as follows:

Fund	Transaction Fees
ULTRA QQQ®	$79,144
ULTRA Dow30SM	44,794
ULTRA S&P500®	43,625
ULTRA MidCap400	19,315
ULTRA SmallCap 600	4,095
ULTRA Russell2000	9,243
ULTRA Russell1000 Value	2,310
ULTRA Russell1000 Growth	2,310
ULTRA Russell MidCap Value	2,310
ULTRA Russell MidCap Growth	2,310
ULTRA Russell2000 Value	2,310
ULTRA Russell2000 Growth	2,310
ULTRA Basic Materials	2,310
ULTRA Consumer Goods	2,310
UTLRA Consumer Services	3,461
ULTRA Financials	4,493
ULTRA Health Care	2,310
ULTRA Industrials	2,992
ULTRA Oil & Gas	7,539
ULTRA Real Estate	7,600
ULTRA Semiconductors	2,310
ULTRA Technology	3,540
ULTRA Utilities	2,310
SHORT QQQ®	42,901
SHORT Dow30SM	18,414
SHORT SmallCap600	1,155
SHORT Russell2000	2,835
SHORT S&P500®	34,236
SHORT MidCap400	42,277
ULTRASHORT QQQ®	698,206
ULTRASHORT Dow30SM	171,941
ULTRASHORT S&P500®	291,259
ULTRASHORT MidCap400	72,738
ULTRASHORT SmallCap600	7,821
ULTRASHORT Russell2000	53,283
ULTRASHORT Russell1000 Value	3,502
ULTRASHORT Russell1000 Growth	3,511
ULTRASHORT Russell MidCap Value	3,501
ULTRASHORT Russell MidCap Growth	3,439
ULTRASHORT Russell2000 Value	5,865

Fund	Transaction Fees
ULTRASHORT Russell2000 Growth	$5,883
ULTRASHORT Basic Materials	2,310
ULTRASHORT Consumer Goods	2,310
ULTRASHORT Consumer Services	3,477
ULTRASHORT Financials	13,558
ULTRASHORT Health Care	2,310
ULTRASHORT Industrials	3,296
ULTRASHORT Oil & Gas	9,937
ULTRASHORT Real Estate	30,433
ULTRASHORT Semiconductors	2,310
ULTRASHORT Technology	3,398
ULTRASHORT Utilities	4,099

10. Investment Transactions

For the periods ended May 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
ULTRA QQQ®	$320,594,436	$32,039,806
ULTRA Dow30SM	173,739,732	42,561,931
ULTRA S&P500®	202,932,428	13,243,680
ULTRA MidCap400	104,131,525	14,062,729
ULTRA SmallCap 600	17,006,963	1,484,842
ULTRA Russell2000	38,900,780	3,506,023
ULTRA Russell1000 Value	10,223,659	263,610
ULTRA Russell1000 Growth	10,146,520	163,932
ULTRA Russell Mid Cap Value	10,233,806	236,855
ULTRA Russell Mid Cap Growth	10,189,003	175,248
ULTRA Russell2000 Value	10,311,857	398,256
ULTRA Russell2000 Growth	10,310,292	414,022
ULTRA Basic Materials	11,374,279	804,257
ULTRA Consumer Goods	9,661,477	61,437
UTLRA Consumer Services	9,511,611	4,982,078
ULTRA Financials	14,687,228	5,156,014
ULTRA Health Care	9,724,725	179,954
ULTRA Industrials	11,078,416	120,279
ULTRA Oil & Gas	23,417,480	2,788,184
ULTRA Real Estate	21,193,857	15,751,936
ULTRA Semiconductors	9,927,603	235,289
ULTRA Technology	10,051,375	5,283,096
ULTRA Utilities	10,689,962	29,856

11. In-Kind Transactions

During the periods, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at a fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended May 31, 2007, the fair value of the cash and securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains
ULTRA QQQ®	$121,467,180	$22,049,401
ULTRA Dow30SM	36,179,137	4,195,169
ULTRA MidCap400	12,195,778	1,841,316
ULTRA SmallCap 600	5,800,541	393,127
ULTRA Russell2000	10,976,226	848,394
ULTRA Industrials	6,120,775	525,522
ULTRA Oil & Gas	12,574,444	1,158,222

In addition, Ultra QQQ and Ultra Oil & Gas received securities in exchange for subscriptions of shares (subscriptions-in-kind) during the period with values of $11,488,510 and $14,029,391, respectively.

12. Leverage Risk

(Ultra ProShares and UltraShort ProShares) Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and certain Short ProShares employ leverage, each Fund employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a Fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a Fund’s performance over that same period. Consequently, the Funds that employ leverage will normally lose more money in adverse market environments than funds that do not employ leverage. (A falling market is considered an adverse market environment for the Ultra ProShares and a rising market is considered an adverse market environment for the Short ProShares.)

13. Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its Underlying Benchmark.

14. Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares Trust:

We have audited the accompanying statements of assets and liabilities of ProShares Trust (the “Funds”) (comprising the Ultra QQQ ProShares, Ultra Dow 30 ProShares, Ultra S&P500 ProShares, Ultra MidCap400 ProShares, Ultra SmallCap600 ProShares, Ultra Russell2000 ProShares, Ultra Russell1000 Value ProShares, Ultra Russell 1000 Growth ProShares, Ultra Russell MidCap Value ProShares, Ultra Russell MidCap Growth ProShares, Ultra Russell2000 Value ProShares, Ultra Russell2000 Growth ProShares, Ultra Basic Materials ProShares, Ultra Consumer Goods ProShares, Ultra Consumer Services ProShares, Ultra Financials ProShares, Ultra Health Care ProShares, Ultra Industrials ProShares, Ultra Oil & Gas ProShares, Ultra Real Estate ProShares, Ultra Semiconductors ProShares, Ultra Technology ProShares, Ultra Utilities ProShares, Short QQQ ProShares, Short Dow30 ProShares, Short S&P500 ProShares, Short MidCap400 ProShares, Short SmallCap600 ProShares, Short Russell2000 ProShares, UltraShort QQQ ProShares, UltraShort Dow30 ProShares, UltraShort S&P500 ProShares, UltraShort MidCap400 ProShares, UltraShort SmallCap600 ProShares, UltraShort Russell2000 ProShares, UltraShort Russell1000 Value ProShares, UltraShort Russell1000 Growth ProShares, UltraShort Russell MidCap Value ProShares, UltraShort Russell MidCap Growth ProShares, UltraShort Russell2000 Value ProShares, UltraShort Russell2000 Growth ProShares, UltraShort Basic Materials ProShares, UltraShort Consumer Goods ProShares, UltraShort Consumer Services ProShares, UltraShort Financials ProShares, UltraShort Health Care ProShares, UltraShort Industrials ProShares, UltraShort Oil & Gas ProShares, UltraShort Real Estate ProShares, UltraShort Semiconductors ProShares, UltraShort Technology ProShares, and UltraShort Utilities ProShares) including the schedules of portfolio investments, as of May 31, 2007, and the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising ProShares Trust at May 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 20, 2007

ProShares Trust Board Approval of Investment Advisory Agreements

(Unaudited)

Under an investment advisory agreement between ProShare Advisors and the Trust, on behalf of each Fund, dated December 14, 2005 (“Agreement” or “Advisory Agreement”), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProShare Advisors bears all costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007 for ULTRA QQQ®, ULTRA Dow 30SM, ULTRA S&P 500®, ULTRA MidCap 400, SHORT QQQ®, SHORT Dow 30SM, SHORT S&P 500®, SHORT MidCap 400,ULTRASHORT QQQ®, ULTRASHORT Dow 30SM, ULTRASHORT S&P 500® and ULTRASHORT MidCap 400. After such date, the expense limitation may be terminated or revised. For the other Funds covered by the period of this Report, ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through February 28, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of waiver or reimbursement to the extent that recoupment will not cause a Fund’s expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. The address of ProShare Advisors is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

At a meeting held on December 15, 2006, the Board unanimously approved the continuance of the Advisory Agreement with respect to ULTRA QQQ®, ULTRA Dow 30SM, ULTRA S&P 500®, ULTRA MidCap 400, SHORT QQQ®, SHORT Dow 30SM, SHORT S&P 500®, SHORT MidCap 400,ULTRASHORT QQQ®, ULTRASHORT Dow 30SM, ULTRASHORT S&P 500® and ULTRASHORT MidCap 400 and amended the Agreement to include the other Funds covered by the period of this Report. In both cases, the Board considered all factors it believed relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. With respect to ULTRA QQQ®, ULTRA Dow 30SM, ULTRA S&P 500®, ULTRA MidCap 400, SHORT QQQ®, SHORT Dow 30SM, SHORT S&P 500®, SHORT MidCap 400,ULTRASHORT QQQ®, ULTRASHORT Dow 30SM, ULTRASHORT S&P 500® and ULTRASHORT MidCap 400, the Board considered each Fund’s performance in their review of the Advisory Agreement.

These factors and the conclusions that formed the basis of the Board’s determination that the terms of the Advisory Agreement were fair, reasonable and consistent with the Advisor’s fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that the Funds were unique in the ETF marketplace. The Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor’s Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not “interested persons” of the Funds were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund’s daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding how Fund brokerage would be allocated. Finally, the Board reviewed the proposed compliance activities of the Advisor. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide appropriately high quality services to the Funds consistent with the terms of the Advisory Agreement, and that the expected high quality of services will benefit Fund shareholders, particularly in light of the unique nature of the Funds and the services required to support them. The Board also concluded that the portfolio manager compensation structure was appropriate and did not provide any inappropriate incentives, and that the Advisor’s brokerage practices were reasonable.

Cost of services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that there are no similar funds in the marketplace. Notwithstanding, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided a comprehensive presentation for the Trustees’ consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison, because traditional ETFs do not involve leverage or portfolio management in the usual sense. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs to investors to achieve the objectives of the Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor’s proposed performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or “fall-out” benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and therefore not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which they found to be sound. The Board, including the Non-Interested Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the services provided, and also concluded that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

Potential Economies of Scale

The Board discussed with representatives of the Advisor the potential economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds’ expected asset volatility may offset such economies. In addition, the Advisor discussed with the Board that to maintain exposure consistent with each Fund’s daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor’s workload will depend more on volatility in markets and the challenges of trading larger portfolios, as the Funds grow, to meet the daily investment objectives of the Funds. The Board also considered the extended period associated with the start-up of the Funds and the associated costs borne by the Advisor. Based on these considerations, the Board determined that it was not necessary for the Funds to impose advisory fee breakpoints at this time. The Board further concluded that it would assess asset levels of each of the Funds and the Advisor’s attendant workload to monitor whether breakpoints would become appropriate at some point in the future.

Conclusion

Based upon its evaluation, including their consideration of each of the factors noted above for each Fund, the Board and the Non-Interested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and its shareholders.

Proxy Voting Information

You may obtain a description of ProShares Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the most recent twelve-month period ended June 30, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust Form N-Q will be available on the SEC’s Website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees and Officers of ProShares Trust

(Unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to present); Managing Director (March 1993 to April 2004)	ProShares (52) ProFunds (105) Access One Trust (2)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancy Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancy Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProShares (52) ProFunds (105) Access One Trust (2)	AMC Delancy Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	ProShares (52) ProFunds (105) Access One Trust (2)	None

*                 Represents number of operational portfolios in Fund complex overseen by Trustee.

**          Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; November 2005 to present	Chairman and Chief Executive Officer of ProShare Advisors (November 2005 to present) and ProFund Advisors (May 1997 to present)

Louis Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; November 14, 2005 to present	President of ProShare Advisors (November 2005 to present) and ProFund Advisors (May 1997 to present)

Simon Collier Two Portland Square, 1st Flr Portland, ME 04101 Birth Date: 10/61	Treasurer	Indefinite; June 19, 2006 to present

Managing Partner, Foreside Financial Group, LLC since April 2005; Chief Operating Officer and Managing Director, Global Fund Services, Citigroup 2003-2005; Managing Director, Global Securities Services for Investors, Citibank, N.A. 1999-2003

Steve Cravath, Esq., 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/59	Secretary and Chief Legal Officer	Indefinite; June 19, 2006 to present	General Counsel of ProFund Advisors since June 2006. Partner, Morrison & Foerster January 1999 – June 2006

Victor Frye, Esq., 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 14, 2005 to present	Counsel and Chief Compliance Officer of ProFund Advisors (October 2002 to present); Calvert Group, Ltd.: Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002)

Gregory Pickard, Esq 73 Tremont Street Boston, MA 02108 Birth Date: 3/65	Assistant Secretary	Indefinite; November 14, 2005 to present	Vice President and Associate General Counsel for J.P. Morgan Investor Services, Co. since July 2001

Charles Todd 73 Tremont Street Boston, MA 02108 Birth Date: 9/71	Assistant Treasurer	Indefinite; June 19, 2006 to present	Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co., formerly serving as Assistant Vice President for over 5 years

Gary Casagrande 73 Tremont Street Boston, MA 02108 Birth Date: 1/71	Assistant Treasurer	Indefinite: March 31, 2007 to present

Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. since Aug 2006. Senior Manager with Fund Administration Department at Investors Bank and Trust Co April 2005 – Aug 2006. Project and relationship manager at Deutsche Bank July 2000 – April 2005

**          Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

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ProShares

ProShares Trust
7501 Wisconsin Avenue
Suite 1000
Bethesda, MD 20814

866.PRO.5125

www.proshares.com

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500,” “S&P MidCap 400,” and “Standard & Poor’s MidCap 400,” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. “Dow Jones,” “Dow 30,” and “Dow Jones Industrial AverageTM,” are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProShares. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProShares.

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form
N-CSR. Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for ProShares Trust by Ernst & Young LLP for the year ended May 31, 2007 was:

2007
Audit Fees (a)	$444,600
Audit Related Fees (b)	$5,000
Tax Fees (c)	$86,200
All Other Fees (d)	—
$535,800

(a)

Audit Fees: These fees relate to professional services rendered by Ernst & Young LLP for the audit of the Trust’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audit of the financial statements of the Funds, issuance of consents, income tax provision procedures and assistance with review of documents filed with the SEC.

(b)	[Audit Related Fees: These fees relate to assurance and related services by Ernst & Young LLP related to attest services in connection with financial statements.]

(c)

[Tax Fees: These fees relate to professional services rendered by Ernst & Young LLP for tax compliance, tax advice and tax planning. The tax services provided by Ernst & Young LLP related to the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns, and a review of the Funds’ calculations of capital gain and income distributions.]

(d)	All Other Fees: These fees relate to products and services provided by Ernst & Young LLP other than those reported above under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees”.

(e)(1)

The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)

[Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01of Regulation S-X. ]

(f)

[If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees. ]

(g)

[Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year of the registrant.]

(h)

[Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser), (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule Of Investments

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls And Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

	(b)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

	(b)(2)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
August 8, 2007

By:	/s/ Simon D. Collier
Simon D. Collier
Treasurer
August 8, 2007